UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 03/31/2025

Date of reporting period: 03/31/2025

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares U.S. Aerospace & Defense ETF

ITA |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Aerospace & Defense ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Aerospace & Defense ETF	$41	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 17.05%.

  For the same period, the S&P Total Market Index returned 7.09% and the Dow Jones U.S. Select Aerospace & Defense IndexTM returned 17.52%.

What contributed to performance?

Aerospace and defense stocks were strong performers during the reporting period, contributing to the Fund’s return. Defense stocks rose amid a landscape of geopolitical instability and ongoing conflicts which led to increased defense spending. In addition to the continuation of the Ukraine-Russia War and the Gaza War, attacks by the Houthi movement in Yemen escalated. The election of President Donald Trump also helped the subsector, as the U.S. defense budget is projected to exceed last year's spending limits. Among aerospace stocks leading suppliers of advanced jet engines and precision-engineered components used in commercial and military aircraft worldwide gained, amid robust growth and expanded capacity in the commercial airline space.

What detracted from performance?

There were no significant detractors from returns during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Aerospace & Defense Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,704	$10,046	$9,707
May 15	$9,803	$10,187	$9,809
Jun 15	$9,643	$10,013	$9,652
Jul 15	$9,553	$10,179	$9,566
Aug 15	$9,182	$9,568	$9,197
Sep 15	$8,843	$9,286	$8,860
Oct 15	$9,591	$10,017	$9,614
Nov 15	$9,722	$10,073	$9,749
Dec 15	$9,602	$9,869	$9,631
Jan 16	$8,892	$9,309	$8,922
Feb 16	$9,108	$9,306	$9,142
Mar 16	$9,525	$9,961	$9,566
Apr 16	$9,926	$10,022	$9,972
May 16	$10,106	$10,202	$10,156
Jun 16	$10,201	$10,222	$10,256
Jul 16	$10,576	$10,628	$10,638
Aug 16	$10,640	$10,657	$10,702
Sep 16	$10,576	$10,676	$10,641
Oct 16	$10,672	$10,442	$10,742
Nov 16	$11,733	$10,906	$11,816
Dec 16	$11,561	$11,118	$11,647
Jan 17	$11,707	$11,334	$11,798
Feb 17	$12,476	$11,752	$12,579
Mar 17	$12,259	$11,762	$12,363
Apr 17	$12,663	$11,885	$12,775
May 17	$13,005	$12,005	$13,125
Jun 17	$12,991	$12,116	$13,114
Jul 17	$13,615	$12,345	$13,750
Aug 17	$14,107	$12,367	$14,252
Sep 17	$14,748	$12,669	$14,904
Oct 17	$14,955	$12,944	$15,119
Nov 17	$15,405	$13,336	$15,579
Dec 17	$15,627	$13,471	$15,809
Jan 18	$16,868	$14,186	$17,072
Feb 18	$16,840	$13,660	$17,045
Mar 18	$16,476	$13,390	$16,682
Apr 18	$16,015	$13,437	$16,221
May 18	$16,568	$13,817	$16,788
Jun 18	$16,053	$13,908	$16,271
Jul 18	$17,176	$14,373	$17,415
Aug 18	$17,316	$14,873	$17,567
Sep 18	$18,133	$14,897	$18,407
Oct 18	$16,060	$13,793	$16,296
Nov 18	$16,088	$14,070	$16,338
Dec 18	$14,509	$12,758	$14,736
Jan 19	$16,318	$13,856	$16,591
Feb 19	$17,539	$14,343	$17,850
Mar 19	$16,790	$14,549	$17,090
Apr 19	$17,647	$15,128	$17,969
May 19	$16,993	$14,152	$17,307
Jun 19	$18,074	$15,144	$18,416
Jul 19	$18,164	$15,366	$18,513
Aug 19	$18,722	$15,056	$19,092
Sep 19	$19,014	$15,316	$19,395
Oct 19	$18,620	$15,641	$18,998
Nov 19	$19,575	$16,233	$19,981
Dec 19	$18,929	$16,700	$19,327
Jan 20	$19,407	$16,679	$19,824
Feb 20	$17,117	$15,314	$17,488
Mar 20	$12,327	$13,199	$12,607
Apr 20	$13,349	$14,949	$13,655
May 20	$14,082	$15,752	$14,410
Jun 20	$14,145	$16,115	$14,480
Jul 20	$13,453	$17,025	$13,773
Aug 20	$14,349	$18,249	$14,694
Sep 20	$13,637	$17,577	$13,971
Oct 20	$13,012	$17,203	$13,334
Nov 20	$15,891	$19,306	$16,291
Dec 20	$16,359	$20,172	$16,777
Jan 21	$15,384	$20,106	$15,782
Feb 21	$16,512	$20,750	$16,944
Mar 21	$18,026	$21,473	$18,506
Apr 21	$18,421	$22,575	$18,916
May 21	$19,086	$22,678	$19,606
Jun 21	$18,997	$23,252	$19,521
Jul 21	$18,730	$23,653	$19,252
Aug 21	$18,376	$24,329	$18,895
Sep 21	$18,107	$23,225	$18,626
Oct 21	$18,150	$24,785	$18,669
Nov 21	$17,040	$24,419	$17,532
Dec 21	$17,889	$25,347	$18,410
Jan 22	$17,577	$23,825	$18,095
Feb 22	$19,461	$23,227	$20,044
Mar 22	$19,288	$23,979	$19,872
Apr 22	$17,928	$21,816	$18,476
May 22	$17,810	$21,772	$18,361
Jun 22	$17,323	$19,942	$17,866
Jul 22	$18,119	$21,812	$18,691
Aug 22	$17,764	$20,988	$18,332
Sep 22	$15,987	$19,032	$16,504
Oct 22	$18,813	$20,585	$19,429
Nov 22	$19,617	$21,671	$20,264
Dec 22	$19,668	$20,397	$20,326
Jan 23	$20,162	$21,820	$20,843
Feb 23	$20,173	$21,314	$20,860
Mar 23	$20,284	$21,875	$20,983
Apr 23	$20,088	$22,094	$20,787
May 23	$19,159	$22,190	$19,832
Jun 23	$20,613	$23,711	$21,343
Jul 23	$20,793	$24,565	$21,536
Aug 23	$20,510	$24,083	$21,251
Sep 23	$18,747	$22,931	$19,429
Oct 23	$19,446	$22,313	$20,161
Nov 23	$21,219	$24,407	$22,008
Dec 23	$22,475	$25,713	$23,318
Jan 24	$21,787	$25,997	$22,611
Feb 24	$22,715	$27,410	$23,580
Mar 24	$23,477	$28,296	$24,378
Apr 24	$23,102	$27,048	$23,997
May 24	$24,221	$28,332	$25,168
Jun 24	$23,546	$29,212	$24,472
Jul 24	$25,548	$29,749	$26,563
Aug 24	$26,339	$30,386	$27,394
Sep 24	$26,737	$31,012	$27,816
Oct 24	$25,790	$30,791	$26,839
Nov 24	$27,766	$32,842	$28,904
Dec 24	$26,028	$31,852	$27,105
Jan 25	$28,065	$32,828	$29,235
Feb 25	$27,744	$32,208	$28,910
Mar 25	$27,480	$30,301	$28,647

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
17.05%	17.39%	10.64%
S&P Total Market Index...
7.09	18.08	11.72
Dow Jones U.S. Select Aerospace & Defense Index™...
17.52	17.84	11.10

Key Fund statistics

Net Assets...
$6,301,121,316
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$24,057,690
Portfolio Turnover Rate...
42%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Aerospace & Defense...
99.8%
Leisure Products...
0.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
General Electric Co...
19.8%
RTX Corp...
16.3
Boeing Co. (The)...
9.4
Northrop Grumman Corp...
4.7
General Dynamics Corp...
4.6
TransDigm Group, Inc...
4.6
Howmet Aerospace, Inc...
4.4
L3Harris Technologies, Inc...
4.4
Lockheed Martin Corp...
4.2
Axon Enterprise, Inc...
4.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Aerospace & Defense ETF

Annual Shareholder Report — March 31, 2025

ITA-03/25-AR

iShares U.S. Broker-Dealers & Securities Exchanges ETF

IAI |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Broker-Dealers & Securities Exchanges ETF	$42	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 22.43%.

  For the same period, the S&P Total Market Index returned 7.09% and the Dow Jones U.S. Select Investment Services IndexTM returned 22.90%.

What contributed to performance?

Stocks of U.S. broker-dealers and securities exchanges posted strong returns for the reporting period. The investment banking and brokerage segment contributed the most to the Fund's return amid robust revenues from the asset and wealth management units of these firms. Heightened market activity boosted fees, while increased trading volumes from market volatility and strong corporate earnings further supported growth. Companies that provide consumer stock trading platforms were supported by increased trading activity, driven by a surge in retail participation and the growing use of digital trading apps, increasing transaction-based volumes. The financial exchanges and data industry also contributed. Exchanges benefited from increased trading activity due to heightened market volatility, while the data industry was buoyed by strong demand for real-time analytics for data-driven decision-making.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Investment Services Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,909	$10,046	$9,913
May 15	$10,189	$10,187	$10,193
Jun 15	$10,257	$10,013	$10,265
Jul 15	$10,271	$10,179	$10,283
Aug 15	$9,469	$9,568	$9,482
Sep 15	$9,033	$9,286	$9,049
Oct 15	$9,620	$10,017	$9,640
Nov 15	$10,147	$10,073	$10,173
Dec 15	$9,763	$9,869	$9,787
Jan 16	$8,555	$9,309	$8,577
Feb 16	$8,352	$9,306	$8,374
Mar 16	$8,895	$9,961	$8,924
Apr 16	$8,952	$10,022	$8,985
May 16	$9,389	$10,202	$9,427
Jun 16	$8,612	$10,222	$8,648
Jul 16	$9,342	$10,628	$9,385
Aug 16	$9,965	$10,657	$10,016
Sep 16	$9,924	$10,676	$9,978
Oct 16	$9,912	$10,442	$9,968
Nov 16	$11,621	$10,906	$11,693
Dec 16	$11,885	$11,118	$11,965
Jan 17	$12,387	$11,334	$12,476
Feb 17	$12,531	$11,752	$12,624
Mar 17	$12,388	$11,762	$12,485
Apr 17	$12,241	$11,885	$12,342
May 17	$12,026	$12,005	$12,130
Jun 17	$12,917	$12,116	$13,035
Jul 17	$13,291	$12,345	$13,416
Aug 17	$12,995	$12,367	$13,119
Sep 17	$13,892	$12,669	$14,033
Oct 17	$14,103	$12,944	$14,254
Nov 17	$14,996	$13,336	$15,161
Dec 17	$15,305	$13,471	$15,482
Jan 18	$16,177	$14,186	$16,371
Feb 18	$16,164	$13,660	$16,366
Mar 18	$16,029	$13,390	$16,235
Apr 18	$16,100	$13,437	$16,313
May 18	$16,252	$13,817	$16,472
Jun 18	$15,747	$13,908	$15,966
Jul 18	$16,010	$14,373	$16,239
Aug 18	$16,135	$14,873	$16,372
Sep 18	$15,338	$14,897	$15,561
Oct 18	$14,995	$13,793	$15,219
Nov 18	$15,119	$14,070	$15,351
Dec 18	$13,882	$12,758	$14,097
Jan 19	$14,989	$13,856	$15,220
Feb 19	$15,293	$14,343	$15,534
Mar 19	$14,646	$14,549	$14,880
Apr 19	$15,896	$15,128	$16,155
May 19	$15,037	$14,152	$15,285
Jun 19	$15,783	$15,144	$16,052
Jul 19	$16,298	$15,366	$16,583
Aug 19	$16,018	$15,056	$16,303
Sep 19	$16,131	$15,316	$16,422
Oct 19	$16,166	$15,641	$16,462
Nov 19	$17,154	$16,233	$17,475
Dec 19	$17,249	$16,700	$17,580
Jan 20	$17,739	$16,679	$18,087
Feb 20	$15,973	$15,314	$16,291
Mar 20	$13,013	$13,199	$13,283
Apr 20	$14,588	$14,949	$14,895
May 20	$15,524	$15,752	$15,858
Jun 20	$15,257	$16,115	$15,591
Jul 20	$15,553	$17,025	$15,856
Aug 20	$16,450	$18,249	$16,760
Sep 20	$15,854	$17,577	$16,158
Oct 20	$15,875	$17,203	$16,184
Nov 20	$18,614	$19,306	$18,983
Dec 20	$20,448	$20,172	$20,865
Jan 21	$20,405	$20,106	$20,827
Feb 21	$22,993	$20,750	$23,475
Mar 21	$23,736	$21,473	$24,245
Apr 21	$25,043	$22,575	$25,586
May 21	$26,233	$22,678	$26,813
Jun 21	$26,363	$23,252	$26,956
Jul 21	$26,653	$23,653	$27,258
Aug 21	$28,303	$24,329	$28,961
Sep 21	$27,059	$23,225	$27,695
Oct 21	$29,539	$24,785	$30,244
Nov 21	$27,801	$24,419	$28,473
Dec 21	$28,708	$25,347	$29,413
Jan 22	$27,897	$23,825	$28,591
Feb 22	$26,987	$23,227	$27,665
Mar 22	$26,199	$23,979	$26,866
Apr 22	$23,346	$21,816	$23,945
May 22	$24,249	$21,772	$24,881
Jun 22	$22,130	$19,942	$22,716
Jul 22	$24,465	$21,812	$25,121
Aug 22	$24,441	$20,988	$25,107
Sep 22	$22,625	$19,032	$23,250
Oct 22	$25,417	$20,585	$26,127
Nov 22	$27,348	$21,671	$28,124
Dec 22	$25,630	$20,397	$26,365
Jan 23	$27,228	$21,820	$28,019
Feb 23	$26,934	$21,314	$27,726
Mar 23	$24,515	$21,875	$25,244
Apr 23	$24,610	$22,094	$25,350
May 23	$23,322	$22,190	$24,029
Jun 23	$24,397	$23,711	$25,143
Jul 23	$26,358	$24,565	$27,172
Aug 23	$25,481	$24,083	$26,277
Sep 23	$24,685	$22,931	$25,465
Oct 23	$23,679	$22,313	$24,435
Nov 23	$26,699	$24,407	$27,562
Dec 23	$29,481	$25,713	$30,446
Jan 24	$28,781	$25,997	$29,717
Feb 24	$30,061	$27,410	$31,048
Mar 24	$31,629	$28,296	$32,678
Apr 24	$30,400	$27,048	$31,404
May 24	$31,795	$28,332	$32,869
Jun 24	$32,022	$29,212	$33,111
Jul 24	$33,899	$29,749	$35,072
Aug 24	$34,927	$30,386	$36,155
Sep 24	$35,261	$31,012	$36,511
Oct 24	$36,442	$30,791	$37,742
Nov 24	$42,023	$32,842	$43,542
Dec 24	$39,619	$31,852	$41,067
Jan 25	$43,052	$32,828	$44,639
Feb 25	$42,036	$32,208	$43,592
Mar 25	$38,721	$30,301	$40,162

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
22.43%	24.37%	14.50%
S&P Total Market Index...
7.09	18.08	11.72
Dow Jones U.S. Select Investment Services Index™...
22.90	24.77	14.92

Key Fund statistics

Net Assets...
$1,318,080,223
Number of Portfolio Holdings...
37
Net Investment Advisory Fees...
$5,494,854
Portfolio Turnover Rate...
16%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Investment Banking & Brokerage...
51.7%
Financial Exchanges & Data...
48.3

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Goldman Sachs Group, Inc. (The)...
14.0%
S&P Global, Inc...
13.1
Morgan Stanley...
11.8
Charles Schwab Corp. (The)...
6.4
Moody's Corp...
4.6
MSCI, Inc...
4.5
CME Group, Inc., Class A...
4.5
Intercontinental Exchange, Inc...
4.5
Coinbase Global, Inc., Class A...
3.9
Nasdaq, Inc...
3.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Broker-Dealers & Securities Exchanges ETF

Annual Shareholder Report — March 31, 2025

IAI-03/25-AR

iShares U.S. Healthcare Providers ETF

IHF |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Healthcare Providers ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare Providers ETF	$38	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (2.48)%.

  For the same period, the S&P Total Market Index returned 7.09% and the Dow Jones U.S. Select Health Care Providers IndexTM returned  (2.13)%.

What contributed to performance?

Healthcare services stocks modestly contributed to the Fund’s return during the reporting period. Companies saw gains due to factors like a surge in patient volumes, continued growth in non-hospital segments like home health and ambulatory surgery centers, the resumption of elective procedures, and technology advancements. A growing elderly population generally requiring higher demand for healthcare services, including hospital visits, rehabilitation, and long-term care, also supported performance.

What detracted from performance?

During the reporting period, managed healthcare care companies were the largest detractors from the Fund’s return amid higher-than-expected medical costs. Further, the end of pandemic mass eligibility for Medicaid (the primary program providing comprehensive coverage of health and long-term care to low-income people in the United States) resulted in millions of disenrollments, leading to membership declines and negatively impacting these firms. Meanwhile insurers that offer Medicare Advantage (a type of Medicare-approved health plan offered by private companies) were pressured by increased healthcare utilization and associated costs, reduced government reimbursement rates and political uncertainty, also weighed on the segment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Health Care Providers Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,665	$10,046	$9,669
May 15	$10,413	$10,187	$10,420
Jun 15	$10,749	$10,013	$10,759
Jul 15	$10,525	$10,179	$10,540
Aug 15	$9,946	$9,568	$9,963
Sep 15	$9,328	$9,286	$9,347
Oct 15	$9,346	$10,017	$9,371
Nov 15	$9,258	$10,073	$9,289
Dec 15	$9,364	$9,869	$9,398
Jan 16	$8,717	$9,309	$8,751
Feb 16	$8,715	$9,306	$8,752
Mar 16	$9,188	$9,961	$9,230
Apr 16	$9,511	$10,022	$9,558
May 16	$9,441	$10,202	$9,490
Jun 16	$9,604	$10,222	$9,657
Jul 16	$9,691	$10,628	$9,748
Aug 16	$9,266	$10,657	$9,323
Sep 16	$9,357	$10,676	$9,417
Oct 16	$8,834	$10,442	$8,893
Nov 16	$9,544	$10,906	$9,611
Dec 16	$9,449	$11,118	$9,518
Jan 17	$9,785	$11,334	$9,860
Feb 17	$10,247	$11,752	$10,329
Mar 17	$10,127	$11,762	$10,212
Apr 17	$10,388	$11,885	$10,478
May 17	$10,573	$12,005	$10,662
Jun 17	$11,224	$12,116	$11,323
Jul 17	$10,996	$12,345	$11,096
Aug 17	$11,166	$12,367	$11,272
Sep 17	$11,171	$12,669	$11,280
Oct 17	$11,301	$12,944	$11,415
Nov 17	$11,858	$13,336	$11,980
Dec 17	$11,857	$13,471	$11,982
Jan 18	$12,661	$14,186	$12,800
Feb 18	$12,213	$13,660	$12,350
Mar 18	$11,890	$13,390	$12,028
Apr 18	$12,410	$13,437	$12,560
May 18	$12,921	$13,817	$13,082
Jun 18	$13,294	$13,908	$13,471
Jul 18	$13,820	$14,373	$14,011
Aug 18	$14,909	$14,873	$15,125
Sep 18	$15,135	$14,897	$15,358
Oct 18	$14,433	$13,793	$14,650
Nov 18	$15,148	$14,070	$15,377
Dec 18	$12,995	$12,758	$13,200
Jan 19	$14,194	$13,856	$14,425
Feb 19	$13,745	$14,343	$13,973
Mar 19	$13,227	$14,549	$13,449
Apr 19	$12,890	$15,128	$13,111
May 19	$12,958	$14,152	$13,184
Jun 19	$13,503	$15,144	$13,743
Jul 19	$13,980	$15,366	$14,235
Aug 19	$13,256	$15,056	$13,502
Sep 19	$12,780	$15,316	$13,021
Oct 19	$13,939	$15,641	$14,208
Nov 19	$15,398	$16,233	$15,702
Dec 19	$15,912	$16,700	$16,231
Jan 20	$15,238	$16,679	$15,549
Feb 20	$14,201	$15,314	$14,495
Mar 20	$13,241	$13,199	$13,518
Apr 20	$15,077	$14,949	$15,397
May 20	$15,891	$15,752	$16,234
Jun 20	$15,301	$16,115	$15,636
Jul 20	$16,234	$17,025	$16,594
Aug 20	$16,365	$18,249	$16,734
Sep 20	$16,089	$17,577	$16,459
Oct 20	$15,990	$17,203	$16,334
Nov 20	$17,953	$19,306	$18,377
Dec 20	$18,719	$20,172	$19,168
Jan 21	$19,120	$20,106	$19,584
Feb 21	$18,711	$20,750	$19,171
Mar 21	$20,077	$21,473	$20,578
Apr 21	$20,985	$22,575	$21,513
May 21	$21,659	$22,678	$22,212
Jun 21	$21,299	$23,252	$21,851
Jul 21	$21,480	$23,653	$22,039
Aug 21	$21,457	$24,329	$22,021
Sep 21	$20,478	$23,225	$21,023
Oct 21	$22,320	$24,785	$22,922
Nov 21	$20,871	$24,419	$21,441
Dec 21	$23,281	$25,347	$23,926
Jan 22	$21,491	$23,825	$22,094
Feb 22	$21,942	$23,227	$22,564
Mar 22	$22,717	$23,979	$23,369
Apr 22	$21,375	$21,816	$21,994
May 22	$21,185	$21,772	$21,806
Jun 22	$20,529	$19,942	$21,133
Jul 22	$22,238	$21,812	$22,899
Aug 22	$21,543	$20,988	$22,192
Sep 22	$20,587	$19,032	$21,214
Oct 22	$22,289	$20,585	$22,972
Nov 22	$22,510	$21,671	$23,203
Dec 22	$21,630	$20,397	$22,304
Jan 23	$21,619	$21,820	$22,300
Feb 23	$20,655	$21,314	$21,300
Mar 23	$20,033	$21,875	$20,664
Apr 23	$20,829	$22,094	$21,489
May 23	$19,824	$22,190	$20,459
Jun 23	$20,716	$23,711	$21,386
Jul 23	$21,288	$24,565	$21,985
Aug 23	$20,081	$24,083	$20,742
Sep 23	$20,020	$22,931	$20,687
Oct 23	$20,183	$22,313	$20,864
Nov 23	$20,731	$24,407	$21,436
Dec 23	$21,402	$25,713	$22,137
Jan 24	$21,176	$25,997	$21,910
Feb 24	$21,572	$27,410	$22,326
Mar 24	$22,296	$28,296	$23,085
Apr 24	$21,163	$27,048	$21,918
May 24	$21,484	$28,332	$22,257
Jun 24	$21,432	$29,212	$22,209
Jul 24	$23,047	$29,749	$23,892
Aug 24	$23,867	$30,386	$24,748
Sep 24	$23,395	$31,012	$24,265
Oct 24	$21,305	$30,791	$22,104
Nov 24	$22,363	$32,842	$23,210
Dec 24	$19,716	$31,852	$20,466
Jan 25	$21,678	$32,828	$22,511
Feb 25	$20,903	$32,208	$21,710
Mar 25	$21,743	$30,301	$22,593

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
(2.48)%	10.43%	8.08%
S&P Total Market Index...
7.09	18.08	11.72
Dow Jones U.S. Select Health Care Providers Index™...
(2.13)	10.82	8.49

Key Fund statistics

Net Assets...
$673,657,738
Number of Portfolio Holdings...
68
Net Investment Advisory Fees...
$2,813,849
Portfolio Turnover Rate...
15%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Managed Health Care...
49.3%
Health Care Services...
30.4
Health Care Facilities...
13.2
Health Care Technology...
7.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
UnitedHealth Group, Inc...
23.3%
Elevance Health, Inc...
12.2
Cigna Group (The)...
10.5
HCA Healthcare, Inc...
4.7
Humana, Inc...
4.6
CVS Health Corp...
4.5
Centene Corp...
4.5
Veeva Systems, Inc., Class A...
4.3
Labcorp Holdings, Inc...
3.0
Quest Diagnostics, Inc...
2.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Healthcare Providers ETF

Annual Shareholder Report — March 31, 2025

IHF-03/25-AR

iShares U.S. Home Construction ETF

ITB |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Home Construction ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Home Construction ETF	$35	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (17.04)%.

  For the same period, the S&P Total Market Index returned 7.09% and the Dow Jones U.S. Select Home Construction IndexTM returned (16.54)%.

What contributed to performance?

There were no significant contributors to the Fund’s return during the reporting period.

What detracted from performance?

Homebuilding stocks significantly detracted from the Fund’s return during the reporting period as persistently high mortgage rates, elevated construction costs, and economic uncertainty weighed on demand for new homes. Although the Federal Reserve began cutting interest rates, mortgage rates remained stubbornly high, limiting affordability and forcing builders to offer incentives such as interest rate buydowns, which compressed profit margins. Concerns over potential tariffs on imported materials and ongoing inflation in labor and land costs further pressured profitability and dampened sentiment among homebuilders. As a result, builder confidence declined and order patterns became more volatile, prompting cautious inventory management and contributing to underperformance in both homebuilding and building products stocks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Home Construction Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,162	$10,046	$9,165
May 15	$9,420	$10,187	$9,425
Jun 15	$9,721	$10,013	$9,732
Jul 15	$10,061	$10,179	$10,075
Aug 15	$9,828	$9,568	$9,845
Sep 15	$9,250	$9,286	$9,270
Oct 15	$9,636	$10,017	$9,659
Nov 15	$10,118	$10,073	$10,147
Dec 15	$9,618	$9,869	$9,648
Jan 16	$8,642	$9,309	$8,671
Feb 16	$8,689	$9,306	$8,722
Mar 16	$9,620	$9,961	$9,660
Apr 16	$9,453	$10,022	$9,494
May 16	$9,794	$10,202	$9,840
Jun 16	$9,832	$10,222	$9,883
Jul 16	$10,298	$10,628	$10,356
Aug 16	$10,333	$10,657	$10,394
Sep 16	$9,802	$10,676	$9,864
Oct 16	$9,172	$10,442	$9,234
Nov 16	$9,727	$10,906	$9,796
Dec 16	$9,792	$11,118	$9,862
Jan 17	$10,308	$11,334	$10,389
Feb 17	$10,850	$11,752	$10,937
Mar 17	$11,399	$11,762	$11,497
Apr 17	$11,528	$11,885	$11,630
May 17	$11,560	$12,005	$11,664
Jun 17	$12,113	$12,116	$12,228
Jul 17	$12,099	$12,345	$12,216
Aug 17	$12,163	$12,367	$12,287
Sep 17	$13,053	$12,669	$13,189
Oct 17	$14,203	$12,944	$14,358
Nov 17	$15,482	$13,336	$15,656
Dec 17	$15,612	$13,471	$15,794
Jan 18	$15,330	$14,186	$15,517
Feb 18	$13,707	$13,660	$13,874
Mar 18	$14,043	$13,390	$14,223
Apr 18	$13,763	$13,437	$13,942
May 18	$13,767	$13,817	$13,952
Jun 18	$13,662	$13,908	$13,846
Jul 18	$13,565	$14,373	$13,751
Aug 18	$13,511	$14,873	$13,702
Sep 18	$12,680	$14,897	$12,863
Oct 18	$11,188	$13,793	$11,350
Nov 18	$11,615	$14,070	$11,787
Dec 18	$10,777	$12,758	$10,941
Jan 19	$12,308	$13,856	$12,503
Feb 19	$12,431	$14,343	$12,632
Mar 19	$12,694	$14,549	$12,904
Apr 19	$13,663	$15,128	$13,896
May 19	$13,123	$14,152	$13,349
Jun 19	$13,783	$15,144	$14,026
Jul 19	$14,036	$15,366	$14,289
Aug 19	$14,717	$15,056	$14,991
Sep 19	$15,630	$15,316	$15,928
Oct 19	$16,113	$15,641	$16,425
Nov 19	$16,424	$16,233	$16,749
Dec 19	$16,046	$16,700	$16,367
Jan 20	$17,167	$16,679	$17,517
Feb 20	$15,667	$15,314	$15,991
Mar 20	$10,485	$13,199	$10,706
Apr 20	$13,217	$14,949	$13,502
May 20	$15,659	$15,752	$16,005
Jun 20	$16,033	$16,115	$16,395
Jul 20	$18,728	$17,025	$19,157
Aug 20	$19,788	$18,249	$20,252
Sep 20	$20,562	$17,577	$21,051
Oct 20	$18,859	$17,203	$19,310
Nov 20	$20,326	$19,306	$20,820
Dec 20	$20,282	$20,172	$20,786
Jan 21	$21,434	$20,106	$21,971
Feb 21	$21,871	$20,750	$22,426
Mar 21	$24,696	$21,473	$25,334
Apr 21	$26,654	$22,575	$27,355
May 21	$26,174	$22,678	$26,870
Jun 21	$25,214	$23,252	$25,893
Jul 21	$26,070	$23,653	$26,781
Aug 21	$26,653	$24,329	$27,391
Sep 21	$24,141	$23,225	$24,815
Oct 21	$26,247	$24,785	$26,987
Nov 21	$27,590	$24,419	$28,381
Dec 21	$30,249	$25,347	$31,131
Jan 22	$25,834	$23,825	$26,592
Feb 22	$24,386	$23,227	$25,106
Mar 22	$21,681	$23,979	$22,325
Apr 22	$21,153	$21,816	$21,788
May 22	$22,076	$21,772	$22,748
Jun 22	$19,232	$19,942	$19,822
Jul 22	$22,407	$21,812	$23,103
Aug 22	$20,549	$20,988	$21,194
Sep 22	$19,111	$19,032	$19,718
Oct 22	$20,682	$20,585	$21,345
Nov 22	$22,368	$21,671	$23,093
Dec 22	$22,330	$20,397	$23,063
Jan 23	$25,620	$21,820	$26,468
Feb 23	$24,929	$21,314	$25,761
Mar 23	$25,950	$21,875	$26,828
Apr 23	$27,984	$22,094	$28,944
May 23	$27,002	$22,190	$27,938
Jun 23	$31,586	$23,711	$32,695
Jul 23	$32,832	$24,565	$33,996
Aug 23	$31,895	$24,083	$33,036
Sep 23	$29,059	$22,931	$30,107
Oct 23	$27,242	$22,313	$28,235
Nov 23	$32,229	$24,407	$33,418
Dec 23	$37,700	$25,713	$39,106
Jan 24	$37,066	$25,997	$38,463
Feb 24	$39,989	$27,410	$41,510
Mar 24	$43,017	$28,296	$44,667
Apr 24	$38,557	$27,048	$40,054
May 24	$39,428	$28,332	$40,970
Jun 24	$37,592	$29,212	$39,072
Jul 24	$44,832	$29,749	$46,623
Aug 24	$44,940	$30,386	$46,751
Sep 24	$47,291	$31,012	$49,215
Oct 24	$43,582	$30,791	$45,365
Nov 24	$46,067	$32,842	$47,965
Dec 24	$38,499	$31,852	$40,092
Jan 25	$39,948	$32,828	$41,585
Feb 25	$36,834	$32,208	$38,463
Mar 25	$35,685	$30,301	$37,277

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
(17.04)%	27.76%	13.57%
S&P Total Market Index...
7.09	18.08	11.72
Dow Jones U.S. Select Home Construction Index™...
(16.54)	28.34	14.06

Key Fund statistics

Net Assets...
$2,422,200,647
Number of Portfolio Holdings...
51
Net Investment Advisory Fees...
$11,388,888
Portfolio Turnover Rate...
13%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Homebuilding...
64.6%
Building Products...
16.4
Home Improvement Retail...
10.5
Specialty Chemicals...
4.5
Home Furnishings...
1.5
Construction Materials...
1.2
Trading Companies & Distributors...
1.2
Homefurnishing Retail...
0.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
DR Horton, Inc...
13.9%
Lennar Corp., Class A...
10.3
NVR, Inc...
8.4
PulteGroup, Inc...
8.0
Lowe's Companies, Inc...
4.6
Home Depot, Inc. (The)...
4.6
Sherwin-Williams Co. (The)...
4.5
Toll Brothers, Inc...
4.1
TopBuild Corp...
3.5
Lennox International, Inc...
2.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Home Construction ETF

Annual Shareholder Report — March 31, 2025

ITB-03/25-AR

iShares U.S. Infrastructure ETF

IFRA |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Infrastructure ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Infrastructure ETF	$31	0.30%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 6.16%.

  For the same period, the MSCI USA Index returned 8.17% and the NYSE® FactSet U.S. Infrastructure Index returned 6.54%.

What contributed to performance?

Utilities stocks were the largest contributors to the Fund’s return during the reporting period, supported by a significant increase in electricity demand due to growth in data centers and the rapid adoption of artificial intelligence (“AI”) technologies. Data centers are essential for AI because they house the high-performance computing infrastructure that trains, deploys, and runs complex AI models and applications by processing massive volumes of data at scale. Electric utilities stocks supply the large and growing amounts of electricity that these data centers consume and benefited from record requests for new power capacity. Firms in the multi-utilities segment provide a combination of utility services and also benefited from increased data center power usage. In the energy sector, companies that provide oil and gas storage and transportation were modest contributors to performance, benefiting from stable production levels, increased natural gas demand, and fee-based revenue models that insulated them from commodity price volatility.

What detracted from performance?

Within the materials sector, commodity chemicals stocks, which serve as raw materials for industries like agriculture, construction, automotive, pharmaceuticals, and consumer goods manufacturing, detracted from the Fund’s return during the reporting period. These firms faced several industry-wide challenges, including structural oversupply, weak demand recovery in key sectors like construction and automotive, and higher energy costs. Steel firms also weighed on performance due to weak global demand, high energy costs, and economic uncertainty. Reduced output in steel-using sectors like construction and automotive, persistent inflation, and geopolitical tensions, further dampened recovery prospects for the industry.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 3, 2018 through March 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	NYSE® FactSet U.S. Infrastructure Index
Mar 18	$10,000	$10,000	$10,000
Apr 18	$10,225	$10,711	$11,219
May 18	$10,672	$10,973	$11,715
Jun 18	$10,692	$11,048	$11,737
Jul 18	$10,950	$11,446	$12,027
Aug 18	$10,930	$11,826	$12,008
Sep 18	$10,814	$11,880	$11,882
Oct 18	$9,886	$11,058	$10,869
Nov 18	$10,157	$11,274	$11,173
Dec 18	$9,312	$10,257	$10,245
Jan 19	$10,270	$11,102	$11,304
Feb 19	$10,719	$11,475	$11,801
Mar 19	$10,678	$11,688	$11,762
Apr 19	$10,982	$12,158	$12,104
May 19	$10,236	$11,391	$11,284
Jun 19	$11,140	$12,188	$12,285
Jul 19	$11,066	$12,375	$12,211
Aug 19	$10,736	$12,157	$11,845
Sep 19	$11,332	$12,373	$12,503
Oct 19	$11,377	$12,642	$12,556
Nov 19	$11,409	$13,116	$12,596
Dec 19	$11,795	$13,502	$13,024
Jan 20	$11,515	$13,539	$12,719
Feb 20	$10,318	$11,762	$11,393
Mar 20	$8,407	$10,270	$8,459
Apr 20	$9,303	$12,270	$10,266
May 20	$9,739	$12,907	$10,755
Jun 20	$9,850	$13,202	$10,881
Jul 20	$10,117	$13,985	$11,179
Aug 20	$10,433	$15,037	$11,536
Sep 20	$10,196	$14,482	$11,275
Oct 20	$10,690	$14,105	$11,824
Nov 20	$11,962	$15,738	$13,244
Dec 20	$12,655	$16,388	$13,978
Jan 21	$12,541	$16,236	$13,855
Feb 21	$13,318	$16,659	$14,759
Mar 21	$14,638	$17,285	$16,236
Apr 21	$15,121	$18,225	$16,776
May 21	$15,303	$18,315	$16,985
Jun 21	$14,978	$18,828	$16,628
Jul 21	$15,203	$19,276	$16,885
Aug 21	$15,471	$19,843	$17,185
Sep 21	$14,559	$18,905	$16,179
Oct 21	$15,449	$20,225	$17,172
Nov 21	$15,235	$20,021	$16,939
Dec 21	$16,421	$20,810	$18,271
Jan 22	$15,566	$19,636	$17,317
Feb 22	$15,973	$19,062	$17,777
Mar 22	$16,801	$19,730	$18,705
Apr 22	$15,822	$17,944	$17,614
May 22	$16,376	$17,904	$18,232
Jun 22	$14,739	$16,421	$16,416
Jul 22	$16,148	$17,952	$17,993
Aug 22	$15,808	$17,247	$17,608
Sep 22	$14,030	$15,644	$15,626
Oct 22	$15,549	$16,888	$17,330
Nov 22	$16,615	$17,808	$18,524
Dec 22	$15,910	$16,761	$17,745
Jan 23	$17,070	$16,934	$19,044
Feb 23	$16,722	$17,438	$18,662
Mar 23	$16,451	$18,055	$18,366
Apr 23	$16,348	$18,284	$18,254
May 23	$15,867	$18,403	$17,724
Jun 23	$17,280	$19,631	$19,273
Jul 23	$17,852	$20,310	$19,916
Aug 23	$17,247	$19,964	$19,246
Sep 23	$16,276	$19,028	$18,168
Oct 23	$15,631	$18,588	$17,453
Nov 23	$16,756	$20,341	$18,713
Dec 23	$18,010	$21,298	$20,076
Jan 24	$17,319	$21,645	$19,309
Feb 24	$18,275	$21,579	$20,382
Mar 24	$19,481	$22,261	$19,823
Apr 24	$18,973	$22,552	$21,174
May 24	$19,900	$23,632	$22,215
Jun 24	$19,010	$24,484	$21,227
Jul 24	$20,831	$24,790	$23,267
Aug 24	$20,581	$24,023	$22,992
Sep 24	$21,319	$24,534	$21,728
Oct 24	$21,288	$25,744	$23,802
Nov 24	$23,403	$27,359	$23,876
Dec 24	$21,077	$26,658	$21,508
Jan 25	$21,602	$25,992	$22,043
Feb 25	$21,266	$25,576	$21,712
Mar 25	$20,681	$24,080	$21,120

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	Since Fund Inception
Fund NAV...
6.16%	19.72%	10.95%
MSCI USA Index...
8.17	18.58	13.39
NYSE® FactSet U.S. Infrastructure Index...
6.54	20.08	11.29

Key Fund statistics

Net Assets...
$2,268,858,747
Number of Portfolio Holdings...
163
Net Investment Advisory Fees...
$8,228,361
Portfolio Turnover Rate...
29%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The inception date of the Fund was April 3, 2018.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
19.6%
Construction & Engineering...
12.8
Multi-Utilities...
11.8
Steel...
7.0
Water Utilities...
6.5
Oil & Gas Storage & Transportation...
6.3
Gas Utilities...
6.0
Building Products...
5.5
Construction Materials...
3.4
Construction Machinery & Heavy Transportation Equipment...
3.1
OtherFootnote Reference(b)...
18.0

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
TXNM Energy, Inc...
0.8%
ONEOK, Inc...
0.8
Williams Companies, Inc. (The)...
0.8
Antero Midstream Corp...
0.8
DT Midstream, Inc...
0.8
Kinder Morgan, Inc...
0.8
NRG Energy, Inc...
0.8
PG&E Corp...
0.8
Algonquin Power & Utilities Corp...
0.8
Exelon Corp...
0.8

⁽ᵃ⁾ Excludes money market funds.

⁽ᵇ⁾ Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Infrastructure ETF

Annual Shareholder Report — March 31, 2025

IFRA-03/25-AR

iShares U.S. Insurance ETF

IAK |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Insurance ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Insurance ETF	$42	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 19.60%.

  For the same period, the S&P Total Market Index returned 7.09% and the Dow Jones U.S. Select Insurance IndexTM returned 20.08%.

What contributed to performance?

U.S. insurance stocks gained during the reporting period, supported by improved underwriting practices and higher investment yields as interest rates remained higher than historical averages. The property and casualty segment contributed the most to the Fund’s return. These companies provide coverage that protects individuals and businesses against financial losses from damage to physical assets. Even as rising replacement costs and severe weather-related losses presented challenges, premiums that these companies charge increased significantly, driven by reinsurance costs, climate-related risks, and elevated claims from extreme events. In addition, these companies benefited from adopting artificial intelligence and enhanced data analytics for risk assessment and for innovative customer-centric products. Life and health insurance companies modestly contributed, supported by rising premiums and increased demand for health coverage and savings-oriented life insurance products.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Insurance Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,913	$10,046	$9,917
May 15	$10,055	$10,187	$10,063
Jun 15	$10,230	$10,013	$10,240
Jul 15	$10,775	$10,179	$10,793
Aug 15	$10,104	$9,568	$10,122
Sep 15	$9,907	$9,286	$9,928
Oct 15	$10,640	$10,017	$10,668
Nov 15	$10,807	$10,073	$10,840
Dec 15	$10,459	$9,869	$10,494
Jan 16	$9,794	$9,309	$9,824
Feb 16	$9,583	$9,306	$9,616
Mar 16	$10,270	$9,961	$10,311
Apr 16	$10,383	$10,022	$10,429
May 16	$10,792	$10,202	$10,845
Jun 16	$10,506	$10,222	$10,560
Jul 16	$10,609	$10,628	$10,667
Aug 16	$11,029	$10,657	$11,093
Sep 16	$10,981	$10,676	$11,050
Oct 16	$11,019	$10,442	$11,091
Nov 16	$11,976	$10,906	$12,059
Dec 16	$12,380	$11,118	$12,470
Jan 17	$12,388	$11,334	$12,486
Feb 17	$12,834	$11,752	$12,943
Mar 17	$12,658	$11,762	$12,768
Apr 17	$12,691	$11,885	$12,795
May 17	$12,802	$12,005	$12,910
Jun 17	$13,136	$12,116	$13,252
Jul 17	$13,577	$12,345	$13,706
Aug 17	$13,073	$12,367	$13,199
Sep 17	$13,458	$12,669	$13,593
Oct 17	$13,872	$12,944	$14,018
Nov 17	$14,226	$13,336	$14,383
Dec 17	$14,126	$13,471	$14,284
Jan 18	$14,412	$14,186	$14,582
Feb 18	$13,704	$13,660	$13,867
Mar 18	$13,788	$13,390	$13,954
Apr 18	$13,876	$13,437	$14,049
May 18	$13,519	$13,817	$13,694
Jun 18	$13,200	$13,908	$13,375
Jul 18	$14,082	$14,373	$14,275
Aug 18	$14,173	$14,873	$14,371
Sep 18	$14,292	$14,897	$14,497
Oct 18	$13,202	$13,793	$13,394
Nov 18	$13,581	$14,070	$13,784
Dec 18	$12,564	$12,758	$12,753
Jan 19	$13,479	$13,856	$13,688
Feb 19	$14,044	$14,343	$14,268
Mar 19	$13,872	$14,549	$14,094
Apr 19	$14,898	$15,128	$15,140
May 19	$14,715	$14,152	$14,958
Jun 19	$15,479	$15,144	$15,741
Jul 19	$15,744	$15,366	$16,016
Aug 19	$15,072	$15,056	$15,340
Sep 19	$15,840	$15,316	$16,126
Oct 19	$15,268	$15,641	$15,545
Nov 19	$15,703	$16,233	$15,994
Dec 19	$15,768	$16,700	$16,066
Jan 20	$15,792	$16,679	$16,097
Feb 20	$14,109	$15,314	$14,386
Mar 20	$11,109	$13,199	$11,331
Apr 20	$11,571	$14,949	$11,804
May 20	$11,999	$15,752	$12,244
Jun 20	$12,295	$16,115	$12,553
Jul 20	$12,873	$17,025	$13,149
Aug 20	$13,120	$18,249	$13,404
Sep 20	$12,560	$17,577	$12,839
Oct 20	$12,808	$17,203	$13,098
Nov 20	$14,482	$19,306	$14,815
Dec 20	$15,315	$20,172	$15,671
Jan 21	$14,786	$20,106	$15,135
Feb 21	$16,044	$20,750	$16,427
Mar 21	$16,945	$21,473	$17,356
Apr 21	$18,057	$22,575	$18,501
May 21	$18,551	$22,678	$19,011
Jun 21	$17,740	$23,252	$18,185
Jul 21	$17,742	$23,653	$18,189
Aug 21	$18,742	$24,329	$19,224
Sep 21	$18,055	$23,225	$18,524
Oct 21	$19,266	$24,785	$19,774
Nov 21	$18,170	$24,419	$18,654
Dec 21	$19,404	$25,347	$19,931
Jan 22	$19,794	$23,825	$20,335
Feb 22	$19,971	$23,227	$20,528
Mar 22	$21,242	$23,979	$21,843
Apr 22	$19,910	$21,816	$20,485
May 22	$20,611	$21,772	$21,216
Jun 22	$19,402	$19,942	$19,972
Jul 22	$19,241	$21,812	$19,812
Aug 22	$19,454	$20,988	$20,044
Sep 22	$18,573	$19,032	$19,143
Oct 22	$21,367	$20,585	$22,035
Nov 22	$22,197	$21,671	$22,897
Dec 22	$21,621	$20,397	$22,311
Jan 23	$22,426	$21,820	$23,143
Feb 23	$22,181	$21,314	$22,904
Mar 23	$20,318	$21,875	$20,987
Apr 23	$20,931	$22,094	$21,628
May 23	$19,578	$22,190	$20,235
Jun 23	$20,911	$23,711	$21,619
Jul 23	$21,638	$24,565	$22,374
Aug 23	$21,667	$24,083	$22,412
Sep 23	$21,926	$22,931	$22,686
Oct 23	$22,489	$22,313	$23,267
Nov 23	$23,806	$24,407	$24,639
Dec 23	$24,047	$25,713	$24,913
Jan 24	$25,678	$25,997	$26,593
Feb 24	$26,755	$27,410	$27,697
Mar 24	$28,277	$28,296	$29,300
Apr 24	$26,900	$27,048	$27,875
May 24	$28,175	$28,332	$29,212
Jun 24	$27,289	$29,212	$28,303
Jul 24	$29,152	$29,749	$30,244
Aug 24	$31,076	$30,386	$32,249
Sep 24	$31,315	$31,012	$32,522
Oct 24	$30,606	$30,791	$31,791
Nov 24	$33,462	$32,842	$34,766
Dec 24	$30,824	$31,852	$32,035
Jan 25	$31,434	$32,828	$32,676
Feb 25	$33,180	$32,208	$34,504
Mar 25	$33,820	$30,301	$35,185

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
19.60%	24.94%	12.96%
S&P Total Market Index...
7.09	18.08	11.72
Dow Jones U.S. Select Insurance Index™...
20.08	25.44	13.41

Key Fund statistics

Net Assets...
$792,775,047
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$2,630,411
Portfolio Turnover Rate...
12%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Property & Casualty Insurance...
78.6%
Life & Health Insurance...
21.2
Multi-line Insurance...
0.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Progressive Corp. (The)...
17.5%
Chubb Ltd...
11.8
Travelers Companies, Inc. (The)...
6.3
Allstate Corp. (The)...
5.8
American International Group, Inc...
4.6
Aflac, Inc...
4.5
Prudential Financial, Inc...
4.4
MetLife, Inc...
4.3
Arch Capital Group Ltd...
4.0
Hartford Insurance Group, Inc. (The)...
4.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Insurance ETF

Annual Shareholder Report — March 31, 2025

IAK-03/25-AR

iShares U.S. Manufacturing ETF

MADE |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Manufacturing ETF (the “Fund”) for the period of July 17, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Manufacturing ETF	$28Footnote Reference(a)	0.40%Footnote Reference(b)

⁽ᵃ⁾ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

⁽ᵇ⁾ Annualized.

How did the Fund perform during the period?

   For the reporting period ended March 31, 2025, the Fund returned (4.64)%.

  For the same period, the S&P Total Market Index returned 0.88% and the S&P U.S. Manufacturing Select (USD) GR Index returned (4.38)%.

What contributed to performance?

Aerospace and defense stocks contributed to the Fund’s return during the reporting period. Aerospace companies benefited as both leisure and business air travel experienced a sharp rebound. Defense stocks gained amid rising geopolitical tensions and as defense spending increases, driving robust growth in military contracts and backlogs.

What detracted from performance?

U.S. manufacturing stocks declined during the reporting period, as new orders and production declined, input costs rose, and uncertainty from tariffs and trade policy weighed on demand and business confidence. Among detractors from the Fund’s return were automobile manufacturers which fell amid reduced consumer demand for vehicles and as oversupply issues led to inventory buildup, forcing automakers to ramp up incentives, hurting profitability. Additionally, the threat of tariffs on imports from Mexico, Canada, and China increased production costs for certain automakers. Within semiconductor and semiconductor equipment, companies that provide innovative solutions to optimize energy generation also weighed on performance, caused by weakened demand for residential solar products and an economic slowdown in key markets. Additionally, a leading manufacturer of solar panels and provider of utility-scale solar power plants was challenged by manufacturing issues, lowered guidance, and weak market conditions.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 17, 2024 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	S&P U.S. Manufacturing Select (USD) GR Index
Jul-24	$10,000	$10,000	$10,000
Jul-24	$9,841	$9,905	$9,844
Aug-24	$10,039	$10,117	$10,046
Sep-24	$10,192	$10,325	$10,201
Oct-24	$10,043	$10,251	$10,058
Nov-24	$10,965	$10,934	$10,985
Dec-24	$10,155	$10,605	$10,174
Jan-25	$10,431	$10,930	$10,456
Feb-25	$10,074	$10,723	$10,098
Mar-25	$9,536	$10,088	$9,562

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$12,525,690
Number of Portfolio Holdings...
111
Net Investment Advisory Fees...
$25,421
Portfolio Turnover Rate...
18%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

The inception date of the Fund was July 17, 2024.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Industrial Machinery & Supplies & Components...
15.8%
Aerospace & Defense...
15.0
Electrical Components & Equipment...
14.8
Construction Machinery & Heavy Transportation Equipment...
9.5
Automobile Manufacturers...
8.4
Building Products...
8.1
Electronic Components...
5.8
Agricultural & Farm Machinery...
4.8
Electronic Manufacturing Services...
4.3
Industrial Conglomerates...
4.1
OtherFootnote Reference(b)...
9.4

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Amphenol Corp., Class A...
4.2%
Honeywell International, Inc...
4.1
Deere & Co...
4.0
General Motors Co...
3.9
PACCAR, Inc...
3.8
Eaton Corp. PLC...
3.8
Cummins, Inc...
3.6
TE Connectivity PLC...
3.5
RTX Corp...
3.4
AMETEK, Inc...
3.3

⁽ᵃ⁾ Excludes money market funds.

⁽ᵇ⁾ Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Manufacturing ETF

Annual Shareholder Report — March 31, 2025

MADE-03/25-AR

iShares U.S. Medical Devices ETF

IHI |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Medical Devices ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Medical Devices ETF	$39	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 3.19%.

  For the same period, the S&P Total Market Index returned 7.09% and the Dow Jones U.S. Select Medical Equipment IndexTM returned 3.58%.

What contributed to performance?

Stocks in the health care equipment segment contributed to the Fund’s return for the reporting period, driven by increased spending, acquisitions, and digital breakthroughs. Investments in research and development helped several companies in this sector fuel innovation in areas like diabetes management, cardiology, and minimally invasive treatments. The use of robotics is helping to transform healthcare by enabling more precise, minimally invasive surgeries and faster patient recovery. Companies that advance diabetes management benefited as they developed and expanded therapies for painful diabetic neuropathy and by innovating glucose monitoring and insulin delivery solutions.

What detracted from performance?

Conversely, several medical technology innovators detracted from the Fund’s return during the reporting period. A company that provides continuous glucose monitoring systems for diabetes was weighed down after the company cut its sales forecast and restructured its sales force. The firm was then further pressured after receiving a warning letter from the Food and Drug Administration about quality control at two of its manufacturing plants. Also weighing on the Fund’s return was a veterinary diagnostics company due to a decrease in pet owner visits at U.S. veterinary clinics.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Medical Equipment Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,722	$10,046	$9,724
May 15	$9,949	$10,187	$9,954
Jun 15	$9,984	$10,013	$9,993
Jul 15	$10,520	$10,179	$10,533
Aug 15	$9,894	$9,568	$9,909
Sep 15	$9,293	$9,286	$9,310
Oct 15	$9,949	$10,017	$9,972
Nov 15	$10,230	$10,073	$10,258
Dec 15	$10,313	$9,869	$10,345
Jan 16	$9,686	$9,309	$9,718
Feb 16	$9,790	$9,306	$9,826
Mar 16	$10,318	$9,961	$10,359
Apr 16	$10,828	$10,022	$10,876
May 16	$11,044	$10,202	$11,095
Jun 16	$11,436	$10,222	$11,493
Jul 16	$12,134	$10,628	$12,200
Aug 16	$12,088	$10,657	$12,160
Sep 16	$12,275	$10,676	$12,352
Oct 16	$11,391	$10,442	$11,465
Nov 16	$11,102	$10,906	$11,177
Dec 16	$11,260	$11,118	$11,341
Jan 17	$12,038	$11,334	$12,128
Feb 17	$12,656	$11,752	$12,755
Mar 17	$12,831	$11,762	$12,938
Apr 17	$13,361	$11,885	$13,477
May 17	$13,637	$12,005	$13,761
Jun 17	$14,115	$12,116	$14,249
Jul 17	$13,948	$12,345	$14,085
Aug 17	$14,081	$12,367	$14,224
Sep 17	$14,169	$12,669	$14,318
Oct 17	$14,636	$12,944	$14,796
Nov 17	$15,081	$13,336	$15,252
Dec 17	$14,743	$13,471	$14,915
Jan 18	$16,237	$14,186	$16,435
Feb 18	$15,617	$13,660	$15,811
Mar 18	$15,716	$13,390	$15,917
Apr 18	$16,005	$13,437	$16,217
May 18	$16,832	$13,817	$17,070
Jun 18	$17,056	$13,908	$17,303
Jul 18	$17,708	$14,373	$17,972
Aug 18	$18,691	$14,873	$18,976
Sep 18	$19,348	$14,897	$19,647
Oct 18	$17,470	$13,793	$17,747
Nov 18	$18,419	$14,070	$18,716
Dec 18	$17,024	$12,758	$17,304
Jan 19	$18,345	$13,856	$18,654
Feb 19	$19,272	$14,343	$19,603
Mar 19	$19,722	$14,549	$20,069
Apr 19	$19,151	$15,128	$19,494
May 19	$18,806	$14,152	$19,148
Jun 19	$20,533	$15,144	$20,915
Jul 19	$20,995	$15,366	$21,395
Aug 19	$21,284	$15,056	$21,697
Sep 19	$21,124	$15,316	$21,541
Oct 19	$21,248	$15,641	$21,673
Nov 19	$22,168	$16,233	$22,618
Dec 19	$22,594	$16,700	$23,059
Jan 20	$22,642	$16,679	$23,117
Feb 20	$20,710	$15,314	$21,150
Mar 20	$19,265	$13,199	$19,681
Apr 20	$22,003	$14,949	$22,485
May 20	$22,938	$15,752	$23,447
Jun 20	$22,656	$16,115	$23,168
Jul 20	$25,092	$17,025	$25,671
Aug 20	$25,999	$18,249	$26,609
Sep 20	$25,711	$17,577	$26,324
Oct 20	$25,511	$17,203	$26,129
Nov 20	$26,807	$19,306	$27,462
Dec 20	$28,056	$20,172	$28,751
Jan 21	$28,580	$20,106	$29,300
Feb 21	$28,240	$20,750	$28,960
Mar 21	$28,323	$21,473	$29,054
Apr 21	$30,376	$22,575	$31,171
May 21	$29,702	$22,678	$30,486
Jun 21	$30,976	$23,252	$31,804
Jul 21	$32,802	$23,653	$33,689
Aug 21	$33,760	$24,329	$34,684
Sep 21	$32,363	$23,225	$33,260
Oct 21	$33,713	$24,785	$34,661
Nov 21	$31,878	$24,419	$32,782
Dec 21	$33,956	$25,347	$34,933
Jan 22	$30,479	$23,825	$31,364
Feb 22	$30,543	$23,227	$31,439
Mar 22	$31,436	$23,979	$32,368
Apr 22	$28,410	$21,816	$29,260
May 22	$28,092	$21,772	$28,941
Jun 22	$26,043	$19,942	$26,837
Jul 22	$27,757	$21,812	$28,612
Aug 22	$26,106	$20,988	$26,919
Sep 22	$24,392	$19,032	$25,160
Oct 22	$26,003	$20,585	$26,828
Nov 22	$27,474	$21,671	$28,355
Dec 22	$27,259	$20,397	$28,143
Jan 23	$27,980	$21,820	$28,898
Feb 23	$26,970	$21,314	$27,863
Mar 23	$28,013	$21,875	$28,950
Apr 23	$29,440	$22,094	$30,435
May 23	$27,435	$22,190	$28,370
Jun 23	$29,300	$23,711	$30,310
Jul 23	$29,124	$24,565	$30,137
Aug 23	$27,269	$24,083	$28,224
Sep 23	$25,239	$22,931	$26,130
Oct 23	$23,556	$22,313	$24,393
Nov 23	$26,096	$24,407	$27,033
Dec 23	$28,135	$25,713	$29,157
Jan 24	$29,102	$25,997	$30,169
Feb 24	$29,631	$27,410	$30,726
Mar 24	$30,561	$28,296	$31,700
Apr 24	$28,695	$27,048	$29,774
May 24	$28,963	$28,332	$30,060
Jun 24	$29,244	$29,212	$30,358
Jul 24	$28,670	$29,749	$29,771
Aug 24	$30,736	$30,386	$31,927
Sep 24	$30,976	$31,012	$32,187
Oct 24	$30,412	$30,791	$31,613
Nov 24	$31,911	$32,842	$33,182
Dec 24	$30,557	$31,852	$31,785
Jan 25	$33,425	$32,828	$34,782
Feb 25	$33,399	$32,208	$34,765
Mar 25	$31,535	$30,301	$32,834

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
3.19%	10.36%	12.17%
S&P Total Market Index...
7.09	18.08	11.72
Dow Jones U.S. Select Medical Equipment Index™...
3.58	10.78	12.62

Key Fund statistics

Net Assets...
$4,637,506,316
Number of Portfolio Holdings...
52
Net Investment Advisory Fees...
$18,976,580
Portfolio Turnover Rate...
16%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care Equipment...
100.0%

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Abbott Laboratories...
18.9%
Intuitive Surgical, Inc...
14.5
Boston Scientific Corp...
11.7
Edwards Lifesciences Corp...
4.7
Becton Dickinson & Co...
4.5
Stryker Corp...
4.5
Medtronic PLC...
4.4
GE HealthCare Technologies, Inc...
4.3
IDEXX Laboratories, Inc...
4.1
ResMed, Inc...
3.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Medical Devices ETF

Annual Shareholder Report — March 31, 2025

IHI-03/25-AR

iShares U.S. Oil & Gas Exploration & Production ETF

IEO |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil & Gas Exploration & Production ETF	$36	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (9.43)%.

  For the same period, the S&P Total Market Index returned 7.09% and the Dow Jones U.S. Select Oil Exploration & Production IndexTM returned (9.10)%.

What contributed to performance?

There were no significant contributors to the Fund’s performance during the reporting period.

What detracted from performance?

The oil and gas environment was marked by significant volatility during the reporting period, facing production increases, slowing demand, and growing geopolitical uncertainty. OPEC+, a coalition of 23 oil-exporting nations, announced a production increase even amid slowing energy demand in major economies, the threat of tariffs, and trade wars. In this landscape, companies within the oil and gas refining and marketing and transportation subsector faced significant headwinds. Shrinking refining margins, weak demand for petroleum products, and rising global refining capacity weighed on these firms amid falling manufacturing activity. Also detracting were companies that operate within oil and gas exploration and production. These companies were pressured by falling crude prices, which reduced profit margins and investor confidence.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Oil Exploration & Production Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$10,736	$10,046	$10,739
May 15	$10,048	$10,187	$10,052
Jun 15	$9,673	$10,013	$9,679
Jul 15	$8,653	$10,179	$8,659
Aug 15	$8,318	$9,568	$8,324
Sep 15	$7,631	$9,286	$7,636
Oct 15	$8,579	$10,017	$8,584
Nov 15	$8,616	$10,073	$8,624
Dec 15	$7,311	$9,869	$7,318
Jan 16	$6,781	$9,309	$6,790
Feb 16	$6,163	$9,306	$6,173
Mar 16	$7,205	$9,961	$7,222
Apr 16	$8,063	$10,022	$8,086
May 16	$7,879	$10,202	$7,906
Jun 16	$7,889	$10,222	$7,921
Jul 16	$7,795	$10,628	$7,832
Aug 16	$8,160	$10,657	$8,203
Sep 16	$8,576	$10,676	$8,624
Oct 16	$8,106	$10,442	$8,154
Nov 16	$9,158	$10,906	$9,217
Dec 16	$9,146	$11,118	$9,209
Jan 17	$8,914	$11,334	$8,978
Feb 17	$8,566	$11,752	$8,629
Mar 17	$8,566	$11,762	$8,632
Apr 17	$8,166	$11,885	$8,231
May 17	$7,717	$12,005	$7,780
Jun 17	$7,681	$12,116	$7,750
Jul 17	$7,915	$12,345	$7,988
Aug 17	$7,340	$12,367	$7,409
Sep 17	$8,272	$12,669	$8,353
Oct 17	$8,352	$12,944	$8,438
Nov 17	$8,620	$13,336	$8,711
Dec 17	$9,173	$13,471	$9,273
Jan 18	$9,406	$14,186	$9,512
Feb 18	$8,498	$13,660	$8,597
Mar 18	$9,001	$13,390	$9,109
Apr 18	$10,044	$13,437	$10,168
May 18	$10,473	$13,817	$10,606
Jun 18	$10,549	$13,908	$10,687
Jul 18	$10,862	$14,373	$11,008
Aug 18	$10,581	$14,873	$10,726
Sep 18	$10,804	$14,897	$10,956
Oct 18	$9,193	$13,793	$9,332
Nov 18	$8,590	$14,070	$8,721
Dec 18	$7,397	$12,758	$7,511
Jan 19	$8,398	$13,856	$8,530
Feb 19	$8,200	$14,343	$8,330
Mar 19	$8,366	$14,549	$8,502
Apr 19	$8,633	$15,128	$8,778
May 19	$7,434	$14,152	$7,557
Jun 19	$8,095	$15,144	$8,231
Jul 19	$7,817	$15,366	$7,954
Aug 19	$6,996	$15,056	$7,118
Sep 19	$7,398	$15,316	$7,530
Oct 19	$7,372	$15,641	$7,505
Nov 19	$7,375	$16,233	$7,510
Dec 19	$8,103	$16,700	$8,255
Jan 20	$7,016	$16,679	$7,150
Feb 20	$5,878	$15,314	$5,992
Mar 20	$3,375	$13,199	$3,439
Apr 20	$4,968	$14,949	$5,066
May 20	$4,987	$15,752	$5,086
Jun 20	$5,009	$16,115	$5,110
Jul 20	$4,802	$17,025	$4,902
Aug 20	$4,767	$18,249	$4,867
Sep 20	$3,990	$17,577	$4,075
Oct 20	$3,799	$17,203	$3,881
Nov 20	$5,053	$19,306	$5,165
Dec 20	$5,449	$20,172	$5,572
Jan 21	$5,708	$20,106	$5,838
Feb 21	$7,221	$20,750	$7,389
Mar 21	$7,427	$21,473	$7,605
Apr 21	$7,548	$22,575	$7,729
May 21	$8,220	$22,678	$8,422
Jun 21	$8,787	$23,252	$9,006
Jul 21	$7,802	$23,653	$7,999
Aug 21	$7,819	$24,329	$8,020
Sep 21	$8,996	$23,225	$9,231
Oct 21	$9,891	$24,785	$10,153
Nov 21	$9,345	$24,419	$9,595
Dec 21	$9,569	$25,347	$9,829
Jan 22	$11,135	$23,825	$11,441
Feb 22	$12,078	$23,227	$12,414
Mar 22	$13,254	$23,979	$13,627
Apr 22	$13,031	$21,816	$13,403
May 22	$15,348	$21,772	$15,793
Jun 22	$12,328	$19,942	$12,686
Jul 22	$13,620	$21,812	$14,022
Aug 22	$14,669	$20,988	$15,109
Sep 22	$13,382	$19,032	$13,788
Oct 22	$16,176	$20,585	$16,672
Nov 22	$16,276	$21,671	$16,780
Dec 22	$15,117	$20,397	$15,588
Jan 23	$15,527	$21,820	$16,016
Feb 23	$14,222	$21,314	$14,675
Mar 23	$14,102	$21,875	$14,562
Apr 23	$14,107	$22,094	$14,570
May 23	$13,034	$22,190	$13,467
Jun 23	$14,043	$23,711	$14,515
Jul 23	$15,719	$24,565	$16,255
Aug 23	$16,170	$24,083	$16,727
Sep 23	$16,201	$22,931	$16,758
Oct 23	$16,085	$22,313	$16,644
Nov 23	$15,640	$24,407	$16,187
Dec 23	$15,649	$25,713	$16,201
Jan 24	$15,457	$25,997	$16,007
Feb 24	$16,059	$27,410	$16,637
Mar 24	$18,065	$28,296	$18,721
Apr 24	$17,632	$27,048	$18,278
May 24	$17,331	$28,332	$17,972
Jun 24	$16,902	$29,212	$17,532
Jul 24	$16,953	$29,749	$17,591
Aug 24	$16,580	$30,386	$17,209
Sep 24	$15,644	$31,012	$16,242
Oct 24	$15,631	$30,791	$16,233
Nov 24	$17,007	$32,842	$17,668
Dec 24	$15,433	$31,852	$16,038
Jan 25	$15,897	$32,828	$16,527
Feb 25	$15,989	$32,208	$16,626
Mar 25	$16,361	$30,301	$17,018

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
(9.43)%	37.12%	5.05%
S&P Total Market Index...
7.09	18.08	11.72
Dow Jones U.S. Select Oil Exploration & Production Index™...
(9.10)	37.69	5.46

Key Fund statistics

Net Assets...
$562,326,032
Number of Portfolio Holdings...
50
Net Investment Advisory Fees...
$2,549,716
Portfolio Turnover Rate...
19%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Exploration & Production...
79.6%
Oil & Gas Refining & Marketing...
20.4

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
ConocoPhillips...
20.2%
EOG Resources, Inc...
10.9
Phillips 66...
7.7
Marathon Petroleum Corp...
5.9
Hess Corp...
4.7
EQT Corp...
4.7
Valero Energy Corp...
4.5
Devon Energy Corp...
4.3
Texas Pacific Land Corp...
4.2
Diamondback Energy, Inc...
4.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Oil & Gas Exploration & Production ETF

Annual Shareholder Report — March 31, 2025

IEO-03/25-AR

iShares U.S. Oil Equipment & Services ETF

IEZ |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Oil Equipment & Services ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil Equipment & Services ETF	$35	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (16.11)%.

  For the same period, the S&P Total Market Index returned 7.09% and the Dow Jones U.S. Select Oil Equipment & Services IndexTM returned  (15.85)%.

What contributed to performance?

Despite a challenging oil and gas environment, an oil service company contributed to the Fund’s return during the reporting period. The firm leveraged advanced digital technologies, including artificial intelligence and automation to enable remote operations, predictive maintenance, and optimized asset performance for energy and industrial customers. The firm’s focus on production and strategic expansions in key markets strengthened its competitive standing.

What detracted from performance?

The oil and gas environment was marked by significant volatility during the reporting period, facing production increases, slowing demand, and growing geopolitical uncertainty. OPEC+, a coalition of 23 oil-exporting nations, announced a production increase even amid slowing energy demand in major economies, the threat of tariffs, and trade wars. Oil and gas equipment and services stocks were the largest detractors from the Fund’s return. These companies were pressured as the broader energy sector struggled with lower profitability and reduced capital spending by oil producers. Additional headwinds included declining rig counts (the number of active drilling rigs operating) as energy companies reduced North American drilling activity due to lower oil and gas prices. Lower rig counts also negatively impacted oil and gas drilling stocks, signaling weaker demand for oilfield services. Oil and gas drilling companies were also pressured by a slowdown in offshore exploration and production capital spending by major oil companies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Oil Equipment & Services Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$11,523	$10,046	$11,527
May 15	$10,760	$10,187	$10,761
Jun 15	$10,250	$10,013	$10,249
Jul 15	$9,086	$10,179	$9,084
Aug 15	$9,052	$9,568	$9,050
Sep 15	$7,816	$9,286	$7,811
Oct 15	$8,677	$10,017	$8,677
Nov 15	$8,877	$10,073	$8,879
Dec 15	$7,723	$9,869	$7,720
Jan 16	$7,112	$9,309	$7,109
Feb 16	$6,974	$9,306	$6,975
Mar 16	$7,741	$9,961	$7,744
Apr 16	$8,729	$10,022	$8,737
May 16	$8,103	$10,202	$8,111
Jun 16	$8,390	$10,222	$8,404
Jul 16	$8,162	$10,628	$8,177
Aug 16	$8,116	$10,657	$8,135
Sep 16	$8,616	$10,676	$8,639
Oct 16	$8,237	$10,442	$8,262
Nov 16	$9,596	$10,906	$9,630
Dec 16	$9,912	$11,118	$9,949
Jan 17	$9,973	$11,334	$10,013
Feb 17	$9,591	$11,752	$9,633
Mar 17	$9,202	$11,762	$9,243
Apr 17	$8,343	$11,885	$8,379
May 17	$7,709	$12,005	$7,745
Jun 17	$7,392	$12,116	$7,429
Jul 17	$7,416	$12,345	$7,448
Aug 17	$6,700	$12,367	$6,715
Sep 17	$7,972	$12,669	$7,994
Oct 17	$7,420	$12,944	$7,441
Nov 17	$7,501	$13,336	$7,524
Dec 17	$8,108	$13,471	$8,135
Jan 18	$8,483	$14,186	$8,516
Feb 18	$7,288	$13,660	$7,316
Mar 18	$7,344	$13,390	$7,373
Apr 18	$8,418	$13,437	$8,452
May 18	$8,463	$13,817	$8,500
Jun 18	$8,288	$13,908	$8,328
Jul 18	$8,331	$14,373	$8,374
Aug 18	$8,006	$14,873	$8,048
Sep 18	$8,137	$14,897	$8,185
Oct 18	$6,673	$13,793	$6,713
Nov 18	$5,915	$14,070	$5,950
Dec 18	$4,663	$12,758	$4,690
Jan 19	$5,592	$13,856	$5,626
Feb 19	$5,731	$14,343	$5,769
Mar 19	$5,794	$14,549	$5,836
Apr 19	$5,629	$15,128	$5,672
May 19	$4,476	$14,152	$4,512
Jun 19	$5,007	$15,144	$5,048
Jul 19	$4,924	$15,366	$4,968
Aug 19	$3,971	$15,056	$4,007
Sep 19	$4,091	$15,316	$4,130
Oct 19	$3,905	$15,641	$3,944
Nov 19	$4,091	$16,233	$4,132
Dec 19	$4,751	$16,700	$4,802
Jan 20	$3,923	$16,679	$3,966
Feb 20	$3,205	$15,314	$3,241
Mar 20	$1,421	$13,199	$1,432
Apr 20	$1,864	$14,949	$1,882
May 20	$2,052	$15,752	$2,069
Jun 20	$2,059	$16,115	$2,085
Jul 20	$2,135	$17,025	$2,165
Aug 20	$2,186	$18,249	$2,217
Sep 20	$1,738	$17,577	$1,760
Oct 20	$1,714	$17,203	$1,736
Nov 20	$2,407	$19,306	$2,442
Dec 20	$2,714	$20,172	$2,753
Jan 21	$2,806	$20,106	$2,849
Feb 21	$3,409	$20,750	$3,463
Mar 21	$3,255	$21,473	$3,311
Apr 21	$3,114	$22,575	$3,169
May 21	$3,612	$22,678	$3,677
Jun 21	$3,725	$23,252	$3,792
Jul 21	$3,263	$23,653	$3,322
Aug 21	$3,164	$24,329	$3,222
Sep 21	$3,332	$23,225	$3,395
Oct 21	$3,510	$24,785	$3,577
Nov 21	$3,030	$24,419	$3,087
Dec 21	$3,146	$25,347	$3,207
Jan 22	$3,795	$23,825	$3,870
Feb 22	$4,087	$23,227	$4,170
Mar 22	$4,716	$23,979	$4,814
Apr 22	$4,409	$21,816	$4,502
May 22	$4,967	$21,772	$5,073
Jun 22	$3,913	$19,942	$3,998
Jul 22	$4,038	$21,812	$4,127
Aug 22	$4,023	$20,988	$4,112
Sep 22	$3,531	$19,032	$3,610
Oct 22	$5,038	$20,585	$5,154
Nov 22	$5,145	$21,671	$5,266
Dec 22	$5,214	$20,397	$5,339
Jan 23	$5,644	$21,820	$5,781
Feb 23	$5,339	$21,314	$5,470
Mar 23	$4,770	$21,875	$4,888
Apr 23	$4,745	$22,094	$4,863
May 23	$4,251	$22,190	$4,358
Jun 23	$4,969	$23,711	$5,097
Jul 23	$5,910	$24,565	$6,066
Aug 23	$5,920	$24,083	$6,078
Sep 23	$5,957	$22,931	$6,118
Oct 23	$5,599	$22,313	$5,752
Nov 23	$5,379	$24,407	$5,528
Dec 23	$5,447	$25,713	$5,599
Jan 24	$5,085	$25,997	$5,228
Feb 24	$5,173	$27,410	$5,320
Mar 24	$5,897	$28,296	$6,068
Apr 24	$5,529	$27,048	$5,690
May 24	$5,659	$28,332	$5,826
Jun 24	$5,584	$29,212	$5,752
Jul 24	$5,956	$29,749	$6,137
Aug 24	$5,313	$30,386	$5,474
Sep 24	$5,058	$31,012	$5,213
Oct 24	$4,926	$30,791	$5,078
Nov 24	$5,473	$32,842	$5,645
Dec 24	$4,999	$31,852	$5,157
Jan 25	$5,207	$32,828	$5,373
Feb 25	$5,039	$32,208	$5,201
Mar 25	$4,947	$30,301	$5,106

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
(16.11)%	28.34%	(6.80)%
S&P Total Market Index...
7.09	18.08	11.72
Dow Jones U.S. Select Oil Equipment & Services Index™...
(15.85)	28.94	(6.50)

Key Fund statistics

Net Assets...
$152,088,296
Number of Portfolio Holdings...
33
Net Investment Advisory Fees...
$678,289
Portfolio Turnover Rate...
25%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Equipment & Services...
87.9%
Oil & Gas Drilling...
12.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Schlumberger N.V...
22.4%
Baker Hughes Co., Class A...
22.2
TechnipFMC PLC...
5.2
NOV, Inc...
4.6
ChampionX Corp...
4.5
Halliburton Co...
4.4
Archrock, Inc...
4.0
Weatherford International PLC...
3.4
Noble Corp. PLC, Class A...
2.7
Cactus, Inc., Class A...
2.6

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Oil Equipment & Services ETF

Annual Shareholder Report — March 31, 2025

IEZ-03/25-AR

iShares U.S. Pharmaceuticals ETF

IHE |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Pharmaceuticals ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Pharmaceuticals ETF	$39	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 5.65%.

  For the same period, the S&P Total Market Index returned 7.09% and the Dow Jones U.S. Select Pharmaceuticals IndexTM returned 5.98%.

What contributed to performance?

Pharmaceutical companies contributed to the Fund’s return during the reporting period, driven in part by the surging demand for drugs that mimic glucagon-like peptide-1 (GLP-1) agonist, a natural hormone, which helps regulate blood sugar and appetite. In addition to successfully treating weight issues and diabetes, semaglutide (a specific GLP-1 receptor), was also approved to reduce the risk of worsening kidney disease and serious cardiovascular events in adults with obesity with type 2 diabetes and chronic kidney disease. Successful drug approvals and product launches, and positive clinical trials, also helped support these firms. In addition, several firms benefited from strategic acquisitions and growing pipelines of high-potential therapies, contributing to positive sentiment.

What detracted from performance?

During the reporting period, several pharmaceutical stocks detracted from the Fund’s return amid failed clinical trials and patent expirations. Economic weakness in China also negatively impacted firms that export to that market. A maker of generic and key branded drugs was pressured after the Food and Drug Administration (“FDA”) found violations and restricted imports of several products from the firm’s India facility. Further, an animal health company faced headwinds after one of its drugs would need to include a black box warning (the most serious warning label about potential side effects from the FDA) and was subjected to a disciplinary fine by the Securities and Exchange Commission.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Pharmaceuticals Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,755	$10,046	$9,750
May 15	$10,277	$10,187	$10,298
Jun 15	$10,158	$10,013	$10,184
Jul 15	$10,556	$10,179	$10,583
Aug 15	$9,706	$9,568	$9,731
Sep 15	$8,645	$9,286	$8,664
Oct 15	$9,091	$10,017	$9,115
Nov 15	$9,449	$10,073	$9,478
Dec 15	$9,538	$9,869	$9,569
Jan 16	$8,389	$9,309	$8,419
Feb 16	$8,049	$9,306	$8,079
Mar 16	$8,112	$9,961	$8,145
Apr 16	$8,354	$10,022	$8,392
May 16	$8,670	$10,202	$8,715
Jun 16	$8,581	$10,222	$8,627
Jul 16	$9,243	$10,628	$9,295
Aug 16	$8,843	$10,657	$8,895
Sep 16	$8,892	$10,676	$8,947
Oct 16	$8,119	$10,442	$8,169
Nov 16	$8,304	$10,906	$8,357
Dec 16	$8,420	$11,118	$8,477
Jan 17	$8,457	$11,334	$8,515
Feb 17	$9,134	$11,752	$9,200
Mar 17	$9,020	$11,762	$9,087
Apr 17	$9,157	$11,885	$9,226
May 17	$8,985	$12,005	$9,054
Jun 17	$9,319	$12,116	$9,394
Jul 17	$9,327	$12,345	$9,402
Aug 17	$9,334	$12,367	$9,411
Sep 17	$9,433	$12,669	$9,512
Oct 17	$9,101	$12,944	$9,179
Nov 17	$9,281	$13,336	$9,363
Dec 17	$9,318	$13,471	$9,401
Jan 18	$9,514	$14,186	$9,600
Feb 18	$9,034	$13,660	$9,116
Mar 18	$8,926	$13,390	$9,008
Apr 18	$8,750	$13,437	$8,830
May 18	$9,033	$13,817	$9,118
Jun 18	$9,197	$13,908	$9,285
Jul 18	$9,836	$14,373	$9,933
Aug 18	$10,304	$14,873	$10,406
Sep 18	$10,242	$14,897	$10,346
Oct 18	$9,289	$13,793	$9,382
Nov 18	$9,610	$14,070	$9,709
Dec 18	$8,603	$12,758	$8,690
Jan 19	$8,979	$13,856	$9,073
Feb 19	$9,458	$14,343	$9,560
Mar 19	$9,450	$14,549	$9,553
Apr 19	$9,166	$15,128	$9,264
May 19	$8,654	$14,152	$8,748
Jun 19	$9,286	$15,144	$9,391
Jul 19	$8,897	$15,366	$9,001
Aug 19	$8,590	$15,056	$8,692
Sep 19	$8,647	$15,316	$8,753
Oct 19	$9,029	$15,641	$9,142
Nov 19	$9,348	$16,233	$9,469
Dec 19	$9,935	$16,700	$10,068
Jan 20	$9,888	$16,679	$10,023
Feb 20	$8,972	$15,314	$9,096
Mar 20	$8,406	$13,199	$8,526
Apr 20	$9,499	$14,949	$9,638
May 20	$9,805	$15,752	$9,954
Jun 20	$9,609	$16,115	$9,758
Jul 20	$9,858	$17,025	$10,014
Aug 20	$10,451	$18,249	$10,622
Sep 20	$10,248	$17,577	$10,420
Oct 20	$10,015	$17,203	$10,186
Nov 20	$10,734	$19,306	$10,921
Dec 20	$11,308	$20,172	$11,510
Jan 21	$11,314	$20,106	$11,519
Feb 21	$11,241	$20,750	$11,446
Mar 21	$11,205	$21,473	$11,410
Apr 21	$11,315	$22,575	$11,526
May 21	$11,643	$22,678	$11,864
Jun 21	$11,769	$23,252	$11,997
Jul 21	$12,157	$23,653	$12,396
Aug 21	$12,247	$24,329	$12,492
Sep 21	$11,655	$23,225	$11,891
Oct 21	$11,976	$24,785	$12,223
Nov 21	$11,920	$24,419	$12,159
Dec 21	$12,759	$25,347	$13,019
Jan 22	$12,180	$23,825	$12,433
Feb 22	$11,752	$23,227	$11,997
Mar 22	$12,470	$23,979	$12,733
Apr 22	$12,064	$21,816	$12,322
May 22	$12,484	$21,772	$12,754
Jun 22	$12,356	$19,942	$12,628
Jul 22	$12,275	$21,812	$12,547
Aug 22	$11,342	$20,988	$11,597
Sep 22	$10,974	$19,032	$11,223
Oct 22	$11,732	$20,585	$11,995
Nov 22	$12,169	$21,671	$12,443
Dec 22	$12,149	$20,397	$12,427
Jan 23	$12,109	$21,820	$12,389
Feb 23	$11,482	$21,314	$11,745
Mar 23	$11,493	$21,875	$11,760
Apr 23	$11,881	$22,094	$12,159
May 23	$11,252	$22,190	$11,519
Jun 23	$11,774	$23,711	$12,057
Jul 23	$11,987	$24,565	$12,279
Aug 23	$12,461	$24,083	$12,769
Sep 23	$11,691	$22,931	$11,981
Oct 23	$11,059	$22,313	$11,337
Nov 23	$11,588	$24,407	$11,881
Dec 23	$12,270	$25,713	$12,582
Jan 24	$12,636	$25,997	$12,960
Feb 24	$13,484	$27,410	$13,835
Mar 24	$13,546	$28,296	$13,896
Apr 24	$12,783	$27,048	$13,117
May 24	$13,110	$28,332	$13,458
Jun 24	$13,294	$29,212	$13,650
Jul 24	$13,690	$29,749	$14,061
Aug 24	$14,610	$30,386	$15,009
Sep 24	$14,215	$31,012	$14,605
Oct 24	$13,921	$30,791	$14,301
Nov 24	$13,925	$32,842	$14,309
Dec 24	$13,261	$31,852	$13,634
Jan 25	$14,037	$32,828	$14,436
Feb 25	$14,678	$32,208	$15,100
Mar 25	$14,311	$30,301	$14,727

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
5.65%	11.23%	3.65%
S&P Total Market Index...
7.09	18.08	11.72
Dow Jones U.S. Select Pharmaceuticals Index™...
5.98	11.55	3.95

Key Fund statistics

Net Assets...
$613,820,771
Number of Portfolio Holdings...
41
Net Investment Advisory Fees...
$2,457,866
Portfolio Turnover Rate...
24%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
100.0%

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Johnson & Johnson...
22.5%
Eli Lilly & Co...
22.2
Bristol-Myers Squibb Co...
4.5
Zoetis, Inc., Class A...
4.5
Intra-Cellular Therapies, Inc...
4.4
Pfizer, Inc...
4.4
Corcept Therapeutics, Inc...
4.3
Merck & Co., Inc...
4.2
Royalty Pharma PLC, Class A...
4.2
Viatris, Inc...
4.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Pharmaceuticals ETF

Annual Shareholder Report — March 31, 2025

IHE-03/25-AR

iShares U.S. Real Estate ETF

IYR |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Real Estate ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Real Estate ETF	$40	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 9.22%.

  For the same period, the S&P Total Market Index returned 7.09% and the Dow Jones U.S. Real Estate Capped IndexTM returned 9.63%.

What contributed to performance?

Real estate investment trusts (REITs) benefited in an environment of solid economic growth in the United States and the beginning of rate cuts by the Federal Reserve, helping to drive investor sentiment for the majority of the reporting period. Buoyed by an aging population, healthcare REITs were the largest contributors to performance, as increasing demand for senior living and long-term healthcare facilities drove occupancy and rent growth. Specialized REITs were also material contributors, fueled by data center REITs. These facilities are purpose-built to support the massive computational and storage needs of artificial intelligence (“AI”), cloud computing, and digital services, making them critical infrastructure as AI adoption accelerates. Data center REITs benefitted from long-term leases and high occupancy rates. Multi-family residential REITs were supported by recovering rent growth, supported by favorable demographics, steady job growth, and the high cost of homeownership, which made renting more attractive.

What detracted from performance?

During the reporting period, industrial REITs were the largest detractors from the Fund’s return. The overbuilding of warehouse space during the Covid-19 pandemic resulted in an oversupply and lower occupancy rates, and leasing activity slowed as businesses recalibrated inventory levels and consumers shifted spending patterns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Real Estate Capped Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,513	$10,046	$9,969
May 15	$9,488	$10,187	$9,946
Jun 15	$9,084	$10,013	$9,526
Jul 15	$9,515	$10,179	$9,985
Aug 15	$8,968	$9,568	$9,413
Sep 15	$9,114	$9,286	$9,570
Oct 15	$9,680	$10,017	$10,170
Nov 15	$9,657	$10,073	$10,149
Dec 15	$9,761	$9,869	$10,262
Jan 16	$9,367	$9,309	$9,848
Feb 16	$9,293	$9,306	$9,776
Mar 16	$10,252	$9,961	$10,790
Apr 16	$10,075	$10,022	$10,607
May 16	$10,309	$10,202	$10,856
Jun 16	$10,937	$10,222	$11,524
Jul 16	$11,344	$10,628	$11,957
Aug 16	$10,961	$10,657	$11,557
Sep 16	$10,799	$10,676	$11,391
Oct 16	$10,262	$10,442	$10,830
Nov 16	$10,030	$10,906	$10,590
Dec 16	$10,445	$11,118	$11,037
Jan 17	$10,465	$11,334	$11,063
Feb 17	$10,920	$11,752	$11,548
Mar 17	$10,768	$11,762	$11,392
Apr 17	$10,825	$11,885	$11,457
May 17	$10,820	$12,005	$11,454
Jun 17	$11,036	$12,116	$11,688
Jul 17	$11,168	$12,345	$11,830
Aug 17	$11,240	$12,367	$11,909
Sep 17	$11,155	$12,669	$11,820
Oct 17	$11,159	$12,944	$11,830
Nov 17	$11,439	$13,336	$12,134
Dec 17	$11,423	$13,471	$12,124
Jan 18	$11,095	$14,186	$11,778
Feb 18	$10,351	$13,660	$10,992
Mar 18	$10,738	$13,390	$11,407
Apr 18	$10,763	$13,437	$11,438
May 18	$11,113	$13,817	$11,814
Jun 18	$11,561	$13,908	$12,295
Jul 18	$11,661	$14,373	$12,405
Aug 18	$11,935	$14,873	$12,700
Sep 18	$11,624	$14,897	$12,374
Oct 18	$11,318	$13,793	$12,036
Nov 18	$11,846	$14,070	$12,603
Dec 18	$10,933	$12,758	$11,635
Jan 19	$12,181	$13,856	$12,967
Feb 19	$12,278	$14,343	$13,073
Mar 19	$12,788	$14,549	$13,622
Apr 19	$12,779	$15,128	$13,618
May 19	$12,774	$14,152	$13,617
Jun 19	$13,006	$15,144	$13,870
Jul 19	$13,237	$15,366	$14,121
Aug 19	$13,691	$15,056	$14,610
Sep 19	$13,941	$15,316	$14,882
Oct 19	$14,055	$15,641	$15,009
Nov 19	$13,907	$16,233	$14,848
Dec 19	$14,037	$16,700	$15,000
Jan 20	$14,244	$16,679	$15,227
Feb 20	$13,250	$15,314	$14,169
Mar 20	$10,596	$13,199	$10,823
Apr 20	$11,562	$14,949	$12,372
May 20	$11,776	$15,752	$12,609
Jun 20	$12,071	$16,115	$12,920
Jul 20	$12,556	$17,025	$13,461
Aug 20	$12,585	$18,249	$13,493
Sep 20	$12,297	$17,577	$13,187
Oct 20	$11,935	$17,203	$12,801
Nov 20	$12,956	$19,306	$13,856
Dec 20	$13,281	$20,172	$14,206
Jan 21	$13,234	$20,106	$14,160
Feb 21	$13,543	$20,750	$14,496
Mar 21	$14,307	$21,473	$15,320
Apr 21	$15,456	$22,575	$16,556
May 21	$15,609	$22,678	$16,723
Jun 21	$15,961	$23,252	$17,107
Jul 21	$16,709	$23,653	$17,915
Aug 21	$17,051	$24,329	$18,288
Sep 21	$16,085	$23,225	$17,257
Oct 21	$17,223	$24,785	$18,485
Nov 21	$16,832	$24,419	$18,068
Dec 21	$18,419	$25,347	$19,778
Jan 22	$16,915	$23,825	$18,170
Feb 22	$16,148	$23,227	$17,351
Mar 22	$17,207	$23,979	$18,494
Apr 22	$16,519	$21,816	$17,761
May 22	$15,794	$21,772	$16,987
Jun 22	$14,704	$19,942	$15,820
Jul 22	$16,003	$21,812	$17,224
Aug 22	$15,073	$20,988	$16,228
Sep 22	$13,160	$19,032	$14,173
Oct 22	$13,570	$20,585	$14,619
Nov 22	$14,418	$21,671	$15,538
Dec 22	$13,729	$20,397	$14,800
Jan 23	$15,095	$21,820	$16,278
Feb 23	$14,191	$21,314	$15,308
Mar 23	$13,930	$21,875	$15,033
Apr 23	$14,053	$22,094	$15,170
May 23	$13,485	$22,190	$14,562
Jun 23	$14,258	$23,711	$15,402
Jul 23	$14,506	$24,565	$15,675
Aug 23	$14,050	$24,083	$15,188
Sep 23	$13,024	$22,931	$14,081
Oct 23	$12,555	$22,313	$13,576
Nov 23	$14,094	$24,407	$15,238
Dec 23	$15,358	$25,713	$16,618
Jan 24	$14,591	$25,997	$15,793
Feb 24	$14,889	$27,410	$16,118
Mar 24	$15,168	$28,296	$15,678
Apr 24	$13,938	$27,048	$15,097
May 24	$14,613	$28,332	$15,825
Jun 24	$14,905	$29,212	$16,154
Jul 24	$16,016	$29,749	$17,365
Aug 24	$16,889	$30,386	$18,316
Sep 24	$17,427	$31,012	$18,048
Oct 24	$16,800	$30,791	$18,225
Nov 24	$17,485	$32,842	$18,130
Dec 24	$16,046	$31,852	$16,641
Jan 25	$16,350	$32,828	$16,959
Feb 25	$16,969	$32,208	$17,602
Mar 25	$16,566	$30,301	$17,188

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
9.22%	9.35%	5.18%
S&P Total Market Index...
7.09	18.08	11.72
Dow Jones U.S. Real Estate Capped Index™...
9.63	9.69	5.57

Key Fund statistics

Net Assets...
$3,556,541,698
Number of Portfolio Holdings...
68
Net Investment Advisory Fees...
$15,153,338
Portfolio Turnover Rate...
11%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

The performance of the Dow Jones U.S. Real Estate Capped IndexTM in this report reflects the performance of the Dow Jones U.S. Real Estate IndexTM through January 24, 2021 and, beginning on January 25, 2021, the performance of the Dow Jones U.S. Real Estate Capped IndexTM .

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care REITs...
13.0%
Telecom Tower REITs...
12.9
Retail REITs...
12.2
Industrial REITs...
10.9
Multi-Family Residential REITs...
9.2
Data Center REITs...
7.7
Real Estate Services...
7.5
Self-Storage REITs...
6.8
Other Specialized REITs...
6.6
Single-Family Residential REITs...
4.6
OtherFootnote Reference(b)...
8.6

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Prologis, Inc...
7.7%
American Tower Corp...
7.6
Welltower, Inc...
7.0
Equinix, Inc...
4.2
Simon Property Group, Inc...
3.9
Realty Income Corp...
3.9
Public Storage...
3.6
Digital Realty Trust, Inc...
3.5
Crown Castle, Inc...
3.5
CBRE Group, Inc., Class A...
3.0

⁽ᵃ⁾ Excludes money market funds.

⁽ᵇ⁾ Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Real Estate ETF

Annual Shareholder Report — March 31, 2025

IYR-03/25-AR

iShares U.S. Regional Banks ETF

IAT |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Regional Banks ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Regional Banks ETF	$40	0.38%

How did the Fund perform last year?

   For the reporting period ended March 31, 2025, the Fund returned 10.92%.

   For the same period, the S&P Total Market Index returned 7.09% and the Dow Jones U.S. Select Regional Banks IndexTM returned 11.34%.

What contributed to performance?

U.S. regional banks, which operate locally but may offer national services, were the largest contributors to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks. This shift in interest rates toward levels closer to long-term averages, coupled with a re-steepening of the yield curve, has created a "normal-for-longer" environment that was more favorable for regional bank returns. Additionally, larger regional banks were aided by robust capital markets activity. Also contributing were diversified banks, which typically offer a broad range of services, benefiting from strategic initiatives, acquisitions, and favorable market conditions.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Regional Banks Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,997	$10,046	$11,402
May 15	$10,247	$10,187	$11,690
Jun 15	$10,549	$10,013	$12,041
Jul 15	$10,656	$10,179	$12,168
Aug 15	$9,930	$9,568	$11,343
Sep 15	$9,761	$9,286	$11,152
Oct 15	$10,042	$10,017	$11,476
Nov 15	$10,597	$10,073	$12,119
Dec 15	$10,171	$9,869	$11,635
Jan 16	$9,068	$9,309	$10,373
Feb 16	$8,687	$9,306	$9,941
Mar 16	$9,290	$9,961	$10,637
Apr 16	$9,933	$10,022	$11,376
May 16	$10,219	$10,202	$11,712
Jun 16	$9,525	$10,222	$10,918
Jul 16	$9,877	$10,628	$11,327
Aug 16	$10,527	$10,657	$12,077
Sep 16	$10,388	$10,676	$11,925
Oct 16	$10,843	$10,442	$12,450
Nov 16	$12,716	$10,906	$14,612
Dec 16	$13,444	$11,118	$15,455
Jan 17	$13,544	$11,334	$15,573
Feb 17	$14,090	$11,752	$16,207
Mar 17	$13,318	$11,762	$15,323
Apr 17	$13,205	$11,885	$15,200
May 17	$12,872	$12,005	$14,821
Jun 17	$13,603	$12,116	$15,667
Jul 17	$13,663	$12,345	$15,745
Aug 17	$13,125	$12,367	$15,127
Sep 17	$14,156	$12,669	$16,323
Oct 17	$14,336	$12,944	$16,537
Nov 17	$14,807	$13,336	$17,087
Dec 17	$14,860	$13,471	$17,157
Jan 18	$15,994	$14,186	$18,472
Feb 18	$15,744	$13,660	$18,190
Mar 18	$15,240	$13,390	$17,613
Apr 18	$15,342	$13,437	$17,742
May 18	$15,373	$13,817	$17,782
Jun 18	$14,931	$13,908	$17,277
Jul 18	$15,444	$14,373	$17,876
Aug 18	$15,784	$14,873	$18,279
Sep 18	$14,965	$14,897	$17,334
Oct 18	$14,058	$13,793	$16,290
Nov 18	$14,556	$14,070	$16,871
Dec 18	$12,276	$12,758	$14,230
Jan 19	$13,832	$13,856	$16,039
Feb 19	$14,614	$14,343	$16,954
Mar 19	$13,443	$14,549	$15,598
Apr 19	$14,743	$15,128	$17,116
May 19	$13,427	$14,152	$15,590
Jun 19	$14,314	$15,144	$16,630
Jul 19	$14,968	$15,366	$17,395
Aug 19	$13,641	$15,056	$15,857
Sep 19	$14,612	$15,316	$16,992
Oct 19	$14,910	$15,641	$17,347
Nov 19	$15,607	$16,233	$18,157
Dec 19	$16,132	$16,700	$18,774
Jan 20	$14,965	$16,679	$17,419
Feb 20	$13,073	$15,314	$15,221
Mar 20	$9,263	$13,199	$9,453
Apr 20	$10,748	$14,949	$12,518
May 20	$10,860	$15,752	$12,656
Jun 20	$10,893	$16,115	$12,697
Jul 20	$10,855	$17,025	$12,657
Aug 20	$11,096	$18,249	$12,940
Sep 20	$10,666	$17,577	$12,441
Oct 20	$11,907	$17,203	$13,901
Nov 20	$13,703	$19,306	$16,004
Dec 20	$14,895	$20,172	$17,401
Jan 21	$15,138	$20,106	$17,694
Feb 21	$17,886	$20,750	$20,917
Mar 21	$18,670	$21,473	$21,845
Apr 21	$19,669	$22,575	$23,016
May 21	$20,361	$22,678	$23,834
Jun 21	$19,060	$23,252	$22,312
Jul 21	$18,450	$23,653	$21,604
Aug 21	$19,364	$24,329	$22,683
Sep 21	$20,157	$23,225	$23,621
Oct 21	$21,266	$24,785	$24,931
Nov 21	$20,384	$24,419	$23,903
Dec 21	$20,705	$25,347	$24,291
Jan 22	$21,041	$23,825	$24,690
Feb 22	$21,465	$23,227	$25,200
Mar 22	$19,810	$23,979	$23,260
Apr 22	$17,825	$21,816	$20,936
May 22	$18,665	$21,772	$21,932
Jun 22	$16,691	$19,942	$19,618
Jul 22	$17,878	$21,812	$21,021
Aug 22	$17,532	$20,988	$20,622
Sep 22	$16,328	$19,032	$19,213
Oct 22	$17,184	$20,585	$20,226
Nov 22	$17,714	$21,671	$20,854
Dec 22	$16,441	$20,397	$19,361
Jan 23	$18,095	$21,820	$21,318
Feb 23	$17,543	$21,314	$20,674
Mar 23	$12,422	$21,875	$14,634
Apr 23	$12,231	$22,094	$14,410
May 23	$11,148	$22,190	$13,138
Jun 23	$11,852	$23,711	$13,972
Jul 23	$13,698	$24,565	$16,159
Aug 23	$12,485	$24,083	$14,729
Sep 23	$11,933	$22,931	$14,082
Oct 23	$11,317	$22,313	$13,358
Nov 23	$13,117	$24,407	$15,489
Dec 23	$15,038	$25,713	$17,770
Jan 24	$14,741	$25,997	$17,422
Feb 24	$14,536	$27,410	$17,182
Mar 24	$15,709	$28,296	$16,292
Apr 24	$14,831	$27,048	$17,544
May 24	$15,162	$28,332	$17,937
Jun 24	$15,157	$29,212	$17,941
Jul 24	$17,583	$29,749	$20,824
Aug 24	$17,802	$30,386	$21,090
Sep 24	$17,534	$31,012	$18,223
Oct 24	$18,298	$30,791	$21,687
Nov 24	$20,800	$32,842	$21,636
Dec 24	$18,698	$31,852	$19,453
Jan 25	$19,757	$32,828	$20,562
Feb 25	$19,030	$32,208	$19,805
Mar 25	$17,424	$30,301	$18,140

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
10.92%	13.47%	5.71%
S&P Total Market Index...
7.09	18.08	11.72
Dow Jones U.S. Select Regional Banks Index™...
11.34	13.92	6.14

Key Fund statistics

Net Assets...
$715,654,065
Number of Portfolio Holdings...
37
Net Investment Advisory Fees...
$2,571,291
Portfolio Turnover Rate...
8%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Regional Banks...
59.4%
Diversified Banks...
40.6

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
PNC Financial Services Group, Inc. (The)...
13.9%
U.S. Bancorp...
13.1
Truist Financial Corp...
10.8
M&T Bank Corp...
5.9
Fifth Third Bancorp...
4.5
Huntington Bancshares, Inc...
4.4
First Citizens BancShares, Inc., Class A...
4.3
Regions Financial Corp...
4.0
Citizens Financial Group, Inc...
3.6
KeyCorp...
3.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Regional Banks ETF

Annual Shareholder Report — March 31, 2025

IAT-03/25-AR

iShares U.S. Telecommunications ETF

IYZ |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares U.S. Telecommunications ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Telecommunications ETF	$43	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 27.38%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 1000 Telecommunications RIC 22.5/45 Capped Index returned 27.86%.

What contributed to performance?

U.S. telecommunications stocks enjoyed strong gains during the reporting period. Performance was dominated by communications equipment stocks, which were the largest contributors to the Fund’s return. Strong demand for artificial intelligence driven data center solutions, cloud networking, and 5G infrastructure expansion benefited these companies as did increased enterprise IT spending on high-speed networking equipment. The integrated telecommunication services subsector was also a strong contributor, helped by modernization efforts. These providers offer both wireless and wireline services, such as fiber broadband and enterprise connectivity, and benefited from growth in both wireless and wireline segments. Wireless telecom providers, those focused primarily on mobile and fixed wireless adoption, gained due to strong mobile subscriber growth.

What detracted from performance?

A communications company specializing in satellite broadband and secure networking solutions detracted from the Fund’s return during the reporting period, due to subscriber losses and competitive pressures

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000 Telecommunications RIC 22.5/45 Capped Index
Mar 15	$10,000	$10,000	$10,000
Apr 15	$10,172	$10,045	$10,996
May 15	$9,957	$10,184	$10,766
Jun 15	$9,759	$10,014	$10,554
Jul 15	$9,666	$10,181	$10,456
Aug 15	$9,516	$9,567	$10,296
Sep 15	$9,042	$9,288	$9,781
Oct 15	$10,024	$10,021	$10,851
Nov 15	$9,943	$10,077	$10,769
Dec 15	$9,674	$9,870	$10,477
Jan 16	$9,336	$9,313	$10,109
Feb 16	$9,926	$9,310	$10,750
Mar 16	$10,368	$9,966	$11,228
Apr 16	$10,537	$10,028	$11,414
May 16	$10,689	$10,207	$11,578
Jun 16	$11,281	$10,228	$12,218
Jul 16	$11,688	$10,634	$12,654
Aug 16	$10,942	$10,661	$11,846
Sep 16	$11,016	$10,678	$11,930
Oct 16	$10,706	$10,447	$11,594
Nov 16	$10,900	$10,914	$11,810
Dec 16	$11,817	$11,127	$12,810
Jan 17	$12,184	$11,337	$13,211
Feb 17	$11,442	$11,758	$12,397
Mar 17	$11,223	$11,766	$12,155
Apr 17	$11,792	$11,891	$12,772
May 17	$11,310	$12,013	$12,250
Jun 17	$11,260	$12,121	$12,194
Jul 17	$11,110	$12,350	$12,030
Aug 17	$11,124	$12,373	$12,041
Sep 17	$10,718	$12,675	$11,601
Oct 17	$10,647	$12,952	$11,519
Nov 17	$10,626	$13,345	$11,500
Dec 17	$10,447	$13,478	$11,291
Jan 18	$10,497	$14,189	$11,355
Feb 18	$9,903	$13,666	$10,710
Mar 18	$9,694	$13,392	$10,481
Apr 18	$9,805	$13,442	$10,605
May 18	$9,654	$13,822	$10,432
Jun 18	$9,933	$13,912	$10,732
Jul 18	$9,958	$14,374	$10,763
Aug 18	$10,716	$14,879	$11,582
Sep 18	$10,798	$14,903	$11,677
Oct 18	$10,233	$13,806	$11,065
Nov 18	$10,465	$14,083	$11,319
Dec 18	$9,554	$12,772	$10,337
Jan 19	$10,178	$13,868	$11,015
Feb 19	$10,769	$14,356	$11,658
Mar 19	$10,848	$14,566	$11,747
Apr 19	$11,071	$15,147	$11,994
May 19	$10,213	$14,167	$11,069
Jun 19	$10,807	$15,162	$11,717
Jul 19	$10,998	$15,387	$11,924
Aug 19	$10,421	$15,074	$11,305
Sep 19	$10,775	$15,338	$11,691
Oct 19	$10,997	$15,668	$11,939
Nov 19	$10,927	$16,264	$11,865
Dec 19	$11,108	$16,734	$12,068
Jan 20	$10,915	$16,715	$11,863
Feb 20	$10,335	$15,347	$11,236
Mar 20	$9,331	$13,236	$9,381
Apr 20	$10,208	$14,989	$11,091
May 20	$10,572	$15,791	$11,490
Jun 20	$10,399	$16,152	$11,303
Jul 20	$10,829	$17,069	$11,781
Aug 20	$10,969	$18,306	$11,932
Sep 20	$10,341	$17,639	$11,254
Oct 20	$10,120	$17,258	$11,014
Nov 20	$11,322	$19,358	$12,323
Dec 20	$11,561	$20,229	$12,590
Jan 21	$11,783	$20,139	$12,835
Feb 21	$11,725	$20,768	$12,776
Mar 21	$12,487	$21,513	$13,608
Apr 21	$12,672	$22,622	$13,812
May 21	$12,776	$22,725	$13,929
Jun 21	$12,879	$23,285	$14,048
Jul 21	$13,123	$23,679	$14,320
Aug 21	$13,387	$24,354	$14,612
Sep 21	$12,687	$23,262	$13,855
Oct 21	$12,436	$24,835	$13,584
Nov 21	$12,026	$24,457	$13,137
Dec 21	$12,911	$25,420	$14,112
Jan 22	$12,142	$23,924	$13,275
Feb 22	$11,807	$23,322	$12,914
Mar 22	$11,783	$24,078	$12,893
Apr 22	$10,253	$21,917	$11,220
May 22	$10,767	$21,888	$11,787
Jun 22	$9,965	$20,057	$10,914
Jul 22	$10,127	$21,938	$11,093
Aug 22	$9,814	$21,120	$10,753
Sep 22	$8,316	$19,161	$9,113
Oct 22	$9,178	$20,733	$10,065
Nov 22	$9,471	$21,815	$10,382
Dec 22	$9,003	$20,537	$9,874
Jan 23	$9,759	$21,952	$10,703
Feb 23	$9,187	$21,439	$10,079
Mar 23	$9,361	$22,012	$10,273
Apr 23	$9,115	$22,247	$10,002
May 23	$8,658	$22,333	$9,504
Jun 23	$8,991	$23,858	$9,868
Jul 23	$9,114	$24,713	$10,005
Aug 23	$9,291	$24,236	$10,206
Sep 23	$8,704	$23,082	$9,564
Oct 23	$8,463	$22,470	$9,302
Nov 23	$8,847	$24,565	$9,728
Dec 23	$9,352	$25,868	$10,286
Jan 24	$9,652	$26,155	$10,621
Feb 24	$9,029	$27,571	$9,928
Mar 24	$9,094	$28,460	$9,254
Apr 24	$8,512	$27,208	$9,365
May 24	$8,971	$28,493	$9,873
Jun 24	$9,049	$29,376	$9,960
Jul 24	$9,610	$29,922	$10,582
Aug 24	$9,803	$30,573	$10,798
Sep 24	$10,573	$31,205	$10,780
Oct 24	$10,707	$30,976	$11,803
Nov 24	$11,610	$33,037	$11,846
Dec 24	$11,273	$32,027	$11,505
Jan 25	$11,531	$33,038	$11,771
Feb 25	$11,937	$32,405	$12,188
Mar 25	$11,585	$30,515	$11,832

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
27.38%	4.42%	1.48%
Russell 3000® Index...
7.22	18.18	11.80
Russell 1000 Telecommunications RIC 22.5/45 Capped Index...
27.86	4.75	1.70

Key Fund statistics

Net Assets...
$372,576,302
Number of Portfolio Holdings...
22
Net Investment Advisory Fees...
$1,365,090
Portfolio Turnover Rate...
30%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The performance of the Russell 1000 Telecommunications RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones U.S. Select Telecommunications Index through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Telecommunications RIC 22.5/45 Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Communications Equipment...
39.9%
Integrated Telecommunication Services...
32.3
Cable & Satellite...
12.4
Alternative Carriers...
7.3
Wireless Telecommunication Services...
4.5
Movies & Entertainment...
3.6

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Cisco Systems, Inc...
17.5%
AT&T, Inc...
14.7
Verizon Communications, Inc...
13.9
Comcast Corp., Class A...
4.6
T-Mobile U.S., Inc...
4.5
Motorola Solutions, Inc...
4.2
Charter Communications, Inc., Class A...
4.0
Arista Networks, Inc...
3.9
Juniper Networks, Inc...
3.7
Frontier Communications Parent, Inc...
3.7

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Telecommunications ETF

Annual Shareholder Report — March 31, 2025

IYZ-03/25-AR

iShares Russell 1000 ETF

IWB |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Russell 1000 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 7.66%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 1000® Index returned 7.82%.

What contributed to performance?

Financial stocks were the main contributors to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Capital markets firms were supported by strong trading activity, and a resurgence in wealth management and investment banking units. The information technology sector also contributed due to an innovative multinational technology company benefiting from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies to enhance product development and operational efficiency. In the communication sector, interactive media and services stocks contributed, as the benefits of investments in artificial intelligence for online advertising came to fruition.

What detracted from performance?

There were no significant detractors to the Fund's performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000® Index
Mar 15	$10,000	$10,000	$10,000
Apr 15	$10,070	$10,045	$10,071
May 15	$10,201	$10,184	$10,203
Jun 15	$10,009	$10,014	$10,011
Jul 15	$10,202	$10,181	$10,204
Aug 15	$9,588	$9,567	$9,590
Sep 15	$9,324	$9,288	$9,328
Oct 15	$10,078	$10,021	$10,082
Nov 15	$10,110	$10,077	$10,116
Dec 15	$9,927	$9,870	$9,934
Jan 16	$9,392	$9,313	$9,399
Feb 16	$9,389	$9,310	$9,396
Mar 16	$10,041	$9,966	$10,050
Apr 16	$10,095	$10,028	$10,105
May 16	$10,270	$10,207	$10,282
Jun 16	$10,292	$10,228	$10,305
Jul 16	$10,683	$10,634	$10,698
Aug 16	$10,696	$10,661	$10,712
Sep 16	$10,704	$10,678	$10,720
Oct 16	$10,494	$10,447	$10,511
Nov 16	$10,906	$10,914	$10,926
Dec 16	$11,110	$11,127	$11,131
Jan 17	$11,332	$11,337	$11,355
Feb 17	$11,769	$11,758	$11,794
Mar 17	$11,775	$11,766	$11,802
Apr 17	$11,899	$11,891	$11,927
May 17	$12,049	$12,013	$12,079
Jun 17	$12,132	$12,121	$12,163
Jul 17	$12,370	$12,350	$12,404
Aug 17	$12,407	$12,373	$12,443
Sep 17	$12,671	$12,675	$12,708
Oct 17	$12,960	$12,952	$12,999
Nov 17	$13,353	$13,345	$13,396
Dec 17	$13,501	$13,478	$13,545
Jan 18	$14,240	$14,189	$14,289
Feb 18	$13,716	$13,666	$13,764
Mar 18	$13,403	$13,392	$13,452
Apr 18	$13,447	$13,442	$13,497
May 18	$13,788	$13,822	$13,842
Jun 18	$13,876	$13,912	$13,931
Jul 18	$14,353	$14,374	$14,412
Aug 18	$14,846	$14,879	$14,909
Sep 18	$14,901	$14,903	$14,965
Oct 18	$13,845	$13,806	$13,906
Nov 18	$14,124	$14,083	$14,189
Dec 18	$12,839	$12,772	$12,897
Jan 19	$13,913	$13,868	$13,978
Feb 19	$14,382	$14,356	$14,451
Mar 19	$14,633	$14,566	$14,703
Apr 19	$15,222	$15,147	$15,296
May 19	$14,250	$14,167	$14,322
Jun 19	$15,249	$15,162	$15,327
Jul 19	$15,484	$15,387	$15,565
Aug 19	$15,199	$15,074	$15,280
Sep 19	$15,460	$15,338	$15,545
Oct 19	$15,786	$15,668	$15,874
Nov 19	$16,381	$16,264	$16,474
Dec 19	$16,852	$16,734	$16,950
Jan 20	$16,869	$16,715	$16,968
Feb 20	$15,488	$15,347	$15,582
Mar 20	$13,440	$13,236	$13,523
Apr 20	$15,215	$14,989	$15,310
May 20	$16,017	$15,791	$16,117
Jun 20	$16,368	$16,152	$16,474
Jul 20	$17,325	$17,069	$17,438
Aug 20	$18,595	$18,306	$18,718
Sep 20	$17,912	$17,639	$18,034
Oct 20	$17,478	$17,258	$17,599
Nov 20	$19,534	$19,358	$19,672
Dec 20	$20,357	$20,229	$20,503
Jan 21	$20,187	$20,139	$20,334
Feb 21	$20,771	$20,768	$20,924
Mar 21	$21,554	$21,513	$21,716
Apr 21	$22,711	$22,622	$22,885
May 21	$22,816	$22,725	$22,993
Jun 21	$23,385	$23,285	$23,569
Jul 21	$23,867	$23,679	$24,059
Aug 21	$24,554	$24,354	$24,755
Sep 21	$23,423	$23,262	$23,618
Oct 21	$25,046	$24,835	$25,257
Nov 21	$24,707	$24,457	$24,918
Dec 21	$25,705	$25,420	$25,928
Jan 22	$24,252	$23,924	$24,466
Feb 22	$23,584	$23,322	$23,794
Mar 22	$24,376	$24,078	$24,597
Apr 22	$22,201	$21,917	$22,405
May 22	$22,165	$21,888	$22,371
Jun 22	$20,306	$20,057	$20,497
Jul 22	$22,195	$21,938	$22,406
Aug 22	$21,340	$21,120	$21,546
Sep 22	$19,364	$19,161	$19,552
Oct 22	$20,914	$20,733	$21,120
Nov 22	$22,043	$21,815	$22,263
Dec 22	$20,760	$20,537	$20,968
Jan 23	$22,149	$21,952	$22,374
Feb 23	$21,620	$21,439	$21,842
Mar 23	$22,301	$22,012	$22,533
Apr 23	$22,575	$22,247	$22,812
May 23	$22,677	$22,333	$22,918
Jun 23	$24,205	$23,858	$24,466
Jul 23	$25,035	$24,713	$25,307
Aug 23	$24,596	$24,236	$24,865
Sep 23	$23,437	$23,082	$23,696
Oct 23	$22,868	$22,470	$23,123
Nov 23	$25,008	$24,565	$25,283
Dec 23	$26,240	$25,868	$26,531
Jan 24	$26,602	$26,155	$26,901
Feb 24	$28,036	$27,571	$28,354
Mar 24	$28,931	$28,460	$29,263
Apr 24	$27,696	$27,208	$28,018
May 24	$28,997	$28,493	$29,337
Jun 24	$29,953	$29,376	$30,308
Jul 24	$30,386	$29,922	$30,749
Aug 24	$31,102	$30,573	$31,478
Sep 24	$31,763	$31,205	$32,151
Oct 24	$31,537	$30,976	$31,926
Nov 24	$33,563	$33,037	$33,982
Dec 24	$32,623	$32,027	$33,034
Jan 25	$33,657	$33,038	$34,086
Feb 25	$33,064	$32,405	$33,490
Mar 25	$31,147	$30,515	$31,551

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
7.66%	18.30%	12.03%
Russell 3000® Index...
7.22	18.18	11.80
Russell 1000® Index...
7.82	18.47	12.18

Key Fund statistics

Net Assets...
$37,165,638,619
Number of Portfolio Holdings...
1,010
Net Investment Advisory Fees...
$56,333,923
Portfolio Turnover Rate...
3%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
28.2%
Financials...
15.1
Health Care...
11.1
Consumer Discretionary...
10.4
Industrials...
9.2
Communication Services...
9.0
Consumer Staples...
5.9
Energy...
3.7
Real Estate...
2.6
Utilities...
2.4
Materials...
2.4

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.4%
Microsoft Corp...
5.4
NVIDIA Corp...
4.9
Amazon.com, Inc...
3.5
Meta Platforms, Inc., Class A...
2.5
Berkshire Hathaway, Inc., Class B...
1.9
Alphabet, Inc., Class A...
1.8
Broadcom, Inc...
1.5
Alphabet, Inc., Class C, NVS...
1.5
Tesla, Inc...
1.4

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 1000 ETF

Annual Shareholder Report — March 31, 2025

IWB-03/25-AR

iShares Russell 1000 Growth ETF

IWF |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Russell 1000 Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Growth ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 7.57%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 1000® Growth Index returned 7.76%.

What contributed to performance?

Within the information technology sector, technology hardware, storage, and peripherals stocks were the largest contributors to the Fund’s return during the reporting period. In particular, an innovative multinational technology company benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies to enhance product development and operational efficiency. Firms within the semiconductors and semiconductor equipment segment specializing in hardware designed for artificial intelligence (“AI”) and high-performance computing also supported performance. In the communication sector, interactive media and services stocks contributed, as the benefits of investments in AI for online advertising came to fruition.

What detracted from performance?

The software segment of the information technology sector modestly detracted from the Fund’s return during the reporting period. A major software firm was pressured due to decelerating growth in its cloud infrastructure unit and concerns about its AI investment strategy.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000® Growth Index
Mar 15	$10,000	$10,000	$10,000
Apr 15	$10,048	$10,045	$10,050
May 15	$10,189	$10,184	$10,191
Jun 15	$10,008	$10,014	$10,012
Jul 15	$10,345	$10,181	$10,351
Aug 15	$9,716	$9,567	$9,723
Sep 15	$9,475	$9,288	$9,482
Oct 15	$10,289	$10,021	$10,299
Nov 15	$10,316	$10,077	$10,328
Dec 15	$10,162	$9,870	$10,176
Jan 16	$9,594	$9,313	$9,608
Feb 16	$9,589	$9,310	$9,604
Mar 16	$10,234	$9,966	$10,252
Apr 16	$10,140	$10,028	$10,158
May 16	$10,335	$10,207	$10,355
Jun 16	$10,292	$10,228	$10,315
Jul 16	$10,776	$10,634	$10,801
Aug 16	$10,722	$10,661	$10,748
Sep 16	$10,760	$10,678	$10,787
Oct 16	$10,506	$10,447	$10,534
Nov 16	$10,733	$10,914	$10,763
Dec 16	$10,865	$11,127	$10,896
Jan 17	$11,229	$11,337	$11,263
Feb 17	$11,694	$11,758	$11,731
Mar 17	$11,827	$11,766	$11,867
Apr 17	$12,095	$11,891	$12,138
May 17	$12,407	$12,013	$12,454
Jun 17	$12,373	$12,121	$12,421
Jul 17	$12,699	$12,350	$12,751
Aug 17	$12,929	$12,373	$12,985
Sep 17	$13,097	$12,675	$13,154
Oct 17	$13,602	$12,952	$13,664
Nov 17	$14,013	$13,345	$14,079
Dec 17	$14,120	$13,478	$14,188
Jan 18	$15,118	$14,189	$15,193
Feb 18	$14,718	$13,666	$14,795
Mar 18	$14,313	$13,392	$14,389
Apr 18	$14,361	$13,442	$14,439
May 18	$14,987	$13,822	$15,072
Jun 18	$15,130	$13,912	$15,217
Jul 18	$15,572	$14,374	$15,664
Aug 18	$16,419	$14,879	$16,521
Sep 18	$16,509	$14,903	$16,613
Oct 18	$15,033	$13,806	$15,127
Nov 18	$15,191	$14,083	$15,288
Dec 18	$13,883	$12,772	$13,974
Jan 19	$15,128	$13,868	$15,230
Feb 19	$15,667	$14,356	$15,775
Mar 19	$16,112	$14,566	$16,223
Apr 19	$16,837	$15,147	$16,956
May 19	$15,770	$14,167	$15,885
Jun 19	$16,851	$15,162	$16,976
Jul 19	$17,228	$15,387	$17,360
Aug 19	$17,092	$15,074	$17,227
Sep 19	$17,091	$15,338	$17,229
Oct 19	$17,567	$15,668	$17,714
Nov 19	$18,343	$16,264	$18,500
Dec 19	$18,893	$16,734	$19,058
Jan 20	$19,311	$16,715	$19,485
Feb 20	$17,993	$15,347	$18,158
Mar 20	$16,221	$13,236	$16,371
Apr 20	$18,618	$14,989	$18,794
May 20	$19,864	$15,791	$20,056
Jun 20	$20,726	$16,152	$20,929
Jul 20	$22,315	$17,069	$22,539
Aug 20	$24,613	$18,306	$24,865
Sep 20	$23,453	$17,639	$23,695
Oct 20	$22,654	$17,258	$22,890
Nov 20	$24,968	$19,358	$25,234
Dec 20	$26,111	$20,229	$26,395
Jan 21	$25,915	$20,139	$26,199
Feb 21	$25,907	$20,768	$26,193
Mar 21	$26,349	$21,513	$26,643
Apr 21	$28,137	$22,622	$28,456
May 21	$27,745	$22,725	$28,063
Jun 21	$29,479	$23,285	$29,823
Jul 21	$30,445	$23,679	$30,806
Aug 21	$31,578	$24,354	$31,958
Sep 21	$29,806	$23,262	$30,168
Oct 21	$32,381	$24,835	$32,781
Nov 21	$32,575	$24,457	$32,981
Dec 21	$33,258	$25,420	$33,679
Jan 22	$30,400	$23,924	$30,788
Feb 22	$29,105	$23,322	$29,480
Mar 22	$30,240	$24,078	$30,634
Apr 22	$26,584	$21,917	$26,934
May 22	$25,961	$21,888	$26,308
Jun 22	$23,901	$20,057	$24,224
Jul 22	$26,765	$21,938	$27,132
Aug 22	$25,515	$21,120	$25,868
Sep 22	$23,032	$19,161	$23,353
Oct 22	$24,374	$20,733	$24,718
Nov 22	$25,481	$21,815	$25,844
Dec 22	$23,528	$20,537	$23,866
Jan 23	$25,485	$21,952	$25,855
Feb 23	$25,179	$21,439	$25,548
Mar 23	$26,895	$22,012	$27,294
Apr 23	$27,157	$22,247	$27,564
May 23	$28,390	$22,333	$28,820
Jun 23	$30,326	$23,858	$30,791
Jul 23	$31,343	$24,713	$31,828
Aug 23	$31,057	$24,236	$31,542
Sep 23	$29,364	$23,082	$29,827
Oct 23	$28,941	$22,470	$29,402
Nov 23	$32,108	$24,565	$32,607
Dec 23	$33,525	$25,868	$34,051
Jan 24	$34,355	$26,155	$34,901
Feb 24	$36,693	$27,571	$37,282
Mar 24	$37,334	$28,460	$37,938
Apr 24	$35,745	$27,208	$36,329
May 24	$37,879	$28,493	$38,504
Jun 24	$40,427	$29,376	$41,100
Jul 24	$39,733	$29,922	$40,401
Aug 24	$40,555	$30,573	$41,242
Sep 24	$41,698	$31,205	$42,411
Oct 24	$41,554	$30,976	$42,270
Nov 24	$44,242	$33,037	$45,012
Dec 24	$44,626	$32,027	$45,409
Jan 25	$45,502	$33,038	$46,308
Feb 25	$43,861	$32,405	$44,644
Mar 25	$40,161	$30,515	$40,883

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
7.57%	19.88%	14.92%
Russell 3000® Index...
7.22	18.18	11.80
Russell 1000® Growth Index...
7.76	20.09	15.12

Key Fund statistics

Net Assets...
$96,338,584,130
Number of Portfolio Holdings...
397
Net Investment Advisory Fees...
$180,337,906
Portfolio Turnover Rate...
13%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
46.2%
Consumer Discretionary...
14.9
Communication Services...
12.7
Health Care...
7.8
Financials...
7.7
Industrials...
4.9
Consumer Staples...
3.8
Materials...
0.7
Real Estate...
0.6
Energy...
0.5
Utilities...
0.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
12.0%
Microsoft Corp...
10.3
NVIDIA Corp...
9.3
Amazon.com, Inc...
6.6
Meta Platforms, Inc., Class A...
4.3
Alphabet, Inc., Class A...
3.4
Broadcom, Inc...
2.9
Alphabet, Inc., Class C, NVS...
2.8
Tesla, Inc...
2.8
Eli Lilly & Co...
2.6

⁽ᵃ⁾ Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at www.iShares.com/fundreports or upon request by contacting us at      1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 1000 Growth ETF

Annual Shareholder Report — March 31, 2025

IWF-03/25-AR

iShares Russell 1000 Value ETF

IWD |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Russell 1000 Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Value ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 6.98%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 1000® Value Index returned 7.18%.

What contributed to performance?

Financial stocks contributed to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Capital markets firms were supported by strong trading activity, and a resurgence in wealth management and investment banking units. Additionally, a diversified financial holding company benefited from strong performance from its insurance segment. Overall, insurance companies were supported by rising premiums. The more defense nature of consumer staples stocks also benefited performance. Tobacco companies saw positive outcomes from the success of their smoke-free products, such as tobacco pouches and e-cigarettes.

What detracted from performance?

Within the information technology sector, semiconductor and semiconductor equipment stocks modestly detracted from the Fund’s return during the reporting period. While demand for chips that power artificial intelligence experienced strong demand, suppliers exposed to the PC, smartphone, industrial, and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory. These challenges compounded broader industry headwinds, such as a cyclical downturn in semiconductor capital spending and macroeconomic uncertainty.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000® Value Index
Mar 15	$10,000	$10,000	$10,000
Apr 15	$10,092	$10,045	$10,094
May 15	$10,212	$10,184	$10,215
Jun 15	$10,007	$10,014	$10,011
Jul 15	$10,053	$10,181	$10,055
Aug 15	$9,452	$9,567	$9,456
Sep 15	$9,166	$9,288	$9,170
Oct 15	$9,857	$10,021	$9,862
Nov 15	$9,893	$10,077	$9,900
Dec 15	$9,679	$9,870	$9,687
Jan 16	$9,178	$9,313	$9,187
Feb 16	$9,174	$9,310	$9,184
Mar 16	$9,834	$9,966	$9,846
Apr 16	$10,038	$10,028	$10,053
May 16	$10,192	$10,207	$10,209
Jun 16	$10,277	$10,228	$10,297
Jul 16	$10,575	$10,634	$10,596
Aug 16	$10,654	$10,661	$10,678
Sep 16	$10,630	$10,678	$10,656
Oct 16	$10,464	$10,447	$10,491
Nov 16	$11,059	$10,914	$11,090
Dec 16	$11,333	$11,127	$11,367
Jan 17	$11,412	$11,337	$11,448
Feb 17	$11,821	$11,758	$11,859
Mar 17	$11,698	$11,766	$11,739
Apr 17	$11,676	$11,891	$11,717
May 17	$11,663	$12,013	$11,705
Jun 17	$11,851	$12,121	$11,896
Jul 17	$12,007	$12,350	$12,055
Aug 17	$11,866	$12,373	$11,914
Sep 17	$12,215	$12,675	$12,267
Oct 17	$12,302	$12,952	$12,356
Nov 17	$12,677	$13,345	$12,734
Dec 17	$12,860	$13,478	$12,920
Jan 18	$13,356	$14,189	$13,420
Feb 18	$12,717	$13,666	$12,779
Mar 18	$12,492	$13,392	$12,554
Apr 18	$12,530	$13,442	$12,596
May 18	$12,604	$13,822	$12,670
Jun 18	$12,633	$13,912	$12,702
Jul 18	$13,130	$14,374	$13,205
Aug 18	$13,323	$14,879	$13,400
Sep 18	$13,347	$14,903	$13,426
Oct 18	$12,653	$13,806	$12,731
Nov 18	$13,028	$14,083	$13,111
Dec 18	$11,780	$12,772	$11,852
Jan 19	$12,695	$13,868	$12,775
Feb 19	$13,100	$14,356	$13,183
Mar 19	$13,182	$14,566	$13,267
Apr 19	$13,648	$15,147	$13,737
May 19	$12,769	$14,167	$12,854
Jun 19	$13,683	$15,162	$13,777
Jul 19	$13,795	$15,387	$13,891
Aug 19	$13,388	$15,074	$13,482
Sep 19	$13,862	$15,338	$13,963
Oct 19	$14,054	$15,668	$14,159
Nov 19	$14,487	$16,264	$14,596
Dec 19	$14,883	$16,734	$14,998
Jan 20	$14,561	$16,715	$14,675
Feb 20	$13,150	$15,347	$13,254
Mar 20	$10,902	$13,236	$10,989
Apr 20	$12,128	$14,989	$12,224
May 20	$12,543	$15,791	$12,643
Jun 20	$12,459	$16,152	$12,559
Jul 20	$12,950	$17,069	$13,056
Aug 20	$13,484	$18,306	$13,596
Sep 20	$13,149	$17,639	$13,262
Oct 20	$12,974	$17,258	$13,087
Nov 20	$14,719	$19,358	$14,848
Dec 20	$15,281	$20,229	$15,417
Jan 21	$15,139	$20,139	$15,276
Feb 21	$16,050	$20,768	$16,199
Mar 21	$16,990	$21,513	$17,152
Apr 21	$17,668	$22,622	$17,838
May 21	$18,077	$22,725	$18,255
Jun 21	$17,867	$23,285	$18,046
Jul 21	$18,008	$23,679	$18,190
Aug 21	$18,362	$24,354	$18,551
Sep 21	$17,721	$23,262	$17,905
Oct 21	$18,617	$24,835	$18,814
Nov 21	$17,959	$24,457	$18,151
Dec 21	$19,089	$25,420	$19,296
Jan 22	$18,640	$23,924	$18,847
Feb 22	$18,420	$23,322	$18,628
Mar 22	$18,936	$24,078	$19,154
Apr 22	$17,865	$21,917	$18,073
May 22	$18,209	$21,888	$18,425
Jun 22	$16,617	$20,057	$16,815
Jul 22	$17,717	$21,938	$17,930
Aug 22	$17,186	$21,120	$17,396
Sep 22	$15,677	$19,161	$15,870
Oct 22	$17,281	$20,733	$17,498
Nov 22	$18,358	$21,815	$18,591
Dec 22	$17,615	$20,537	$17,842
Jan 23	$18,526	$21,952	$18,766
Feb 23	$17,871	$21,439	$18,104
Mar 23	$17,786	$22,012	$18,021
Apr 23	$18,052	$22,247	$18,293
May 23	$17,354	$22,333	$17,587
Jun 23	$18,504	$23,858	$18,755
Jul 23	$19,152	$24,713	$19,415
Aug 23	$18,636	$24,236	$18,891
Sep 23	$17,913	$23,082	$18,162
Oct 23	$17,279	$22,470	$17,521
Nov 23	$18,580	$24,565	$18,843
Dec 23	$19,607	$25,868	$19,887
Jan 24	$19,624	$26,155	$19,907
Feb 24	$20,345	$27,571	$20,642
Mar 24	$21,359	$28,460	$21,674
Apr 24	$20,443	$27,208	$20,748
May 24	$21,088	$28,493	$21,406
Jun 24	$20,886	$29,376	$21,204
Jul 24	$21,951	$29,922	$22,288
Aug 24	$22,537	$30,573	$22,886
Sep 24	$22,846	$31,205	$23,204
Oct 24	$22,591	$30,976	$22,948
Nov 24	$24,030	$33,037	$24,414
Dec 24	$22,383	$32,027	$22,744
Jan 25	$23,414	$33,038	$23,797
Feb 25	$23,506	$32,405	$23,893
Mar 25	$22,850	$30,515	$23,230

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
6.98%	15.95%	8.61%
Russell 3000® Index...
7.22	18.18	11.80
Russell 1000® Value Index...
7.18	16.15	8.79

Key Fund statistics

Net Assets...
$61,950,731,615
Number of Portfolio Holdings...
873
Net Investment Advisory Fees...
$108,602,981
Portfolio Turnover Rate...
15%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.2%
Health Care...
14.8
Industrials...
14.1
Information Technology...
8.7
Consumer Staples...
8.1
Energy...
7.1
Consumer Discretionary...
5.8
Utilities...
4.8
Real Estate...
4.7
Communication Services...
4.5
Materials...
4.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
3.9%
JPMorgan Chase & Co...
2.8
Exxon Mobil Corp...
2.1
UnitedHealth Group, Inc...
1.8
Johnson & Johnson...
1.6
Walmart, Inc...
1.5
Procter & Gamble Co. (The)...
1.3
Bank of America Corp...
1.1
Chevron Corp...
1.1
Philip Morris International, Inc...
1.0

⁽ᵃ⁾ Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at www.iShares.com/fundreports or upon request by contacting us at      1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 1000 Value ETF

Annual Shareholder Report — March 31, 2025

IWD-03/25-AR

iShares Focused Value Factor ETF

FOVL |NYSE Arca

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Focused Value Factor ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Focused Value Factor ETF	$27	0.25%

How did the Fund perform last year?

   For the reporting period ended March 31, 2025, the Fund returned 13.34%.

   For the same period, the Russell 3000® Index returned 7.22% and the Focused Value Select Index returned 13.68%.

What contributed to performance?

Financial stocks contributed the most to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Overall, insurance companies were supported by rising premiums, and companies within capital markets gained due to growing trading volumes and investment banking revenues. The utilities sector benefited from its defensive nature and attractive dividends. In addition, electric utilities stocks gained due to the increasing electricity demand needed to support the rapid development of artificial intelligence data centers. The integrated telecommunication services segment within telecommunications was also a strong contributor, driven by robust interest for 5G and fixed wireless access services, disciplined cost management, and steady dividend payouts. By factor, dividend yield, volatility, and value contributed.

What detracted from performance?

Materials stocks were the largest detractors from the Fund’s return during the reporting period. Companies within the steel segment suffered due to weak domestic steel demand and significant pressure from low steel prices caused by excess imports. Additionally, steel companies were challenged by broader uncertainties, as political opposition to foreign acquisitions highlighted concerns over national security and industrial decline. In the consumer staples sector, two prominent agricultural products and services companies were challenged by falling prices for grains and oilseeds, weakening demand from key importers, and the threat of tariffs. By factor, earnings yield and profitability detracted.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 19, 2019 through March 31, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Focused Value Select Index
Feb 19	$10,000	$10,000	$10,000
Mar 19	$9,838	$10,611	$10,797
Apr 19	$10,368	$11,034	$11,392
May 19	$9,429	$10,320	$10,360
Jun 19	$10,081	$11,045	$11,078
Jul 19	$10,248	$11,209	$11,266
Aug 19	$9,448	$10,981	$10,386
Sep 19	$10,054	$11,174	$11,056
Oct 19	$10,022	$11,414	$11,026
Nov 19	$10,411	$11,848	$11,452
Dec 19	$10,551	$12,190	$11,615
Jan 20	$9,968	$12,177	$10,975
Feb 20	$8,884	$11,180	$9,779
Mar 20	$6,325	$9,089	$6,336
Apr 20	$6,977	$10,919	$7,672
May 20	$6,936	$11,503	$7,628
Jun 20	$7,010	$11,766	$7,711
Jul 20	$6,863	$12,434	$7,552
Aug 20	$7,097	$13,335	$7,813
Sep 20	$6,801	$12,850	$7,488
Oct 20	$7,170	$12,572	$7,895
Nov 20	$8,353	$14,102	$9,204
Dec 20	$9,135	$14,736	$10,070
Jan 21	$9,321	$14,671	$10,280
Feb 21	$10,771	$15,129	$11,884
Mar 21	$11,502	$15,672	$12,694
Apr 21	$11,980	$16,479	$13,229
May 21	$12,560	$16,555	$13,873
Jun 21	$11,922	$16,963	$13,157
Jul 21	$11,857	$17,250	$13,100
Aug 21	$12,445	$17,742	$13,755
Sep 21	$12,030	$16,946	$13,297
Oct 21	$12,469	$18,092	$13,786
Nov 21	$12,135	$17,816	$13,420
Dec 21	$12,808	$18,518	$14,169
Jan 22	$12,978	$17,428	$14,360
Feb 22	$13,059	$16,989	$14,453
Mar 22	$13,020	$17,540	$14,413
Apr 22	$12,034	$15,966	$13,326
May 22	$12,349	$15,945	$13,681
Jun 22	$11,019	$14,611	$12,209
Jul 22	$11,675	$15,982	$12,940
Aug 22	$11,480	$15,385	$12,726
Sep 22	$10,329	$13,959	$11,448
Oct 22	$11,468	$15,103	$12,717
Nov 22	$12,336	$15,892	$13,686
Dec 22	$11,617	$14,961	$12,888
Jan 23	$12,971	$15,991	$14,391
Feb 23	$12,581	$15,618	$13,959
Mar 23	$11,586	$16,035	$12,852
Apr 23	$11,772	$16,206	$13,062
May 23	$11,165	$16,269	$12,392
Jun 23	$12,221	$17,380	$13,568
Jul 23	$12,945	$18,003	$14,378
Aug 23	$12,338	$17,656	$13,707
Sep 23	$11,733	$16,815	$13,037
Oct 23	$11,253	$16,369	$12,508
Nov 23	$12,357	$17,895	$13,736
Dec 23	$13,671	$18,844	$15,202
Jan 24	$13,559	$19,053	$15,082
Feb 24	$14,070	$20,085	$15,654
Mar 24	$14,880	$19,545	$15,094
Apr 24	$13,912	$19,820	$15,489
May 24	$14,475	$20,757	$16,115
Jun 24	$14,301	$21,399	$15,928
Jul 24	$15,652	$21,797	$17,438
Aug 24	$15,735	$22,272	$17,534
Sep 24	$16,242	$21,430	$16,503
Oct 24	$16,516	$22,569	$18,413
Nov 24	$18,116	$22,684	$18,424
Dec 24	$16,806	$21,985	$17,091
Jan 25	$17,668	$22,680	$17,968
Feb 25	$17,693	$22,253	$18,001
Mar 25	$16,866	$20,956	$17,159

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	Since Fund Inception
Fund NAV...
13.34%	21.67%	9.05%
Russell 3000® Index...
7.22	18.18	13.05
Focused Value Select Index...
13.68	22.05	9.36

Key Fund statistics

Net Assets...
$20,887,445
Number of Portfolio Holdings...
42
Net Investment Advisory Fees...
$56,231
Portfolio Turnover Rate...
83%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The inception date of the Fund was March 19, 2019.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
55.4%
Utilities...
19.5
Industrials...
5.4
Health Care...
5.4
Communication Services...
4.7
Information Technology...
4.1
Consumer Staples...
3.9
Consumer Discretionary...
1.6

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
UGI Corp...
3.3%
Entergy Corp...
3.2
Axis Capital Holdings Ltd...
3.1
First Horizon Corp...
3.1
Discover Financial Services...
3.0
White Mountains Insurance Group Ltd...
2.8
OGE Energy Corp...
2.8
Evergy, Inc...
2.8
Royalty Pharma PLC, Class A...
2.7
Northern Trust Corp...
2.7

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Focused Value Factor ETF

Annual Shareholder Report — March 31, 2025

FOVL-03/25-AR

iShares US Small Cap Value Factor ETF

SVAL |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares US Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US Small Cap Value Factor ETF	$20	0.20%

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (0.67)%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2000 Focused Value Select Index returned (0.36)%.

What contributed to performance?

U.S. regional banks, which operate locally but may offer national service, were the largest contributors to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks. This shift in interest rates toward levels closer to long-term averages, coupled with a re-steepening of the yield curve, has created a "normal-for-longer" environment that was more favorable for regional bank returns. By factor, dividend yield and value contributed.

What detracted from performance?

Declining consumer confidence, particularly toward the end of the reporting period, weighed on consumer discretionary stocks, which were the largest detractors from the Fund’s return. During the reporting period, concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment. This led consumers to prioritize their spending, and delay purchases on both nonessential goods and bigger ticket items. The energy sector saw volatility around oversupply and reduced demand, pressuring companies that operate within oil and gas exploration and production. Materials stocks also detracted, as companies within the steel segment suffered due to weak domestic steel demand, significant pressure from low steel prices caused by excess imports, as well as broader uncertainties. By factor, earnings yield and volatility detracted.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 27, 2020 through March 31, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 2000 Focused Value Select Index
Sep 20	$10,000	$10,000	$10,000
Mar 21	$15,705	$12,746	$17,648
Sep 21	$15,598	$13,782	$17,551
Mar 22	$16,143	$14,266	$18,180
Sep 22	$13,719	$11,353	$15,465
Mar 23	$14,376	$13,042	$16,225
Sep 23	$14,453	$13,676	$16,338
Mar 24	$16,954	$15,896	$17,144
Sep 24	$18,066	$17,429	$18,307
Mar 25	$16,840	$17,044	$17,082

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
(0.67)%	12.49%
Russell 3000® Index...
7.22	12.81
Russell 2000 Focused Value Select Index...
(0.36)	12.86

Key Fund statistics

Net Assets...
$134,964,756
Number of Portfolio Holdings...
322
Net Investment Advisory Fees...
$241,658
Portfolio Turnover Rate...
8%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The inception date of the Fund was October 27, 2020.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
53.2%
Industrials...
12.4
Energy...
10.8
Consumer Discretionary...
9.1
Materials...
3.9
Real Estate...
3.1
Consumer Staples...
2.7
Information Technology...
1.3
Health Care...
1.3
Communication Services...
1.2
Utilities...
1.0

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
UMB Financial Corp...
1.4%
Aris Water Solutions, Inc., Class A...
1.3
Eastern Bankshares, Inc...
1.0
Coastal Financial Corp...
0.8
SkyWest, Inc...
0.8
Provident Financial Services, Inc...
0.8
Solaris Energy Infrastructure, Inc...
0.8
Mueller Industries, Inc...
0.8
Interface, Inc...
0.8
Atlantic Union Bankshares Corp...
0.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares US Small Cap Value Factor ETF

Annual Shareholder Report — March 31, 2025

SVAL-03/25-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the nineteen series of the registrant for which the fiscal year-end is March 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $242,050 for the fiscal year ended March 31, 2024 and $254,050 for the fiscal year ended March 31, 2025.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2024 and March 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $174,600 for the fiscal year ended March 31, 2024 and $184,300 for the fiscal year ended March 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended March 31, 2024 and March 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $174,600 for the fiscal year ended March 31, 2024 and $184,300 for the fiscal year ended March 31, 2025.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
March 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX Exchange
iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
iShares U.S. Home Construction ETF | ITB | Cboe BZX Exchange
iShares U.S. Infrastructure ETF | IFRA | Cboe BZX Exchange
iShares U.S. Insurance ETF | IAK | NYSE Arca
iShares U.S. Manufacturing ETF | MADE | NYSE Arca
iShares U.S. Medical Devices ETF | IHI | NYSE Arca
iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX Exchange
iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
iShares U.S. Real Estate ETF | IYR | NYSE Arca
iShares U.S. Regional Banks ETF | IAT | NYSE Arca
iShares U.S. Telecommunications ETF | IYZ | Cboe BZX Exchange

Page

Important Tax Information
(unaudited)
................................................................................................. 90
Additional Information .................................................................................................... 91
Glossary of Terms Used in these Financial Statements ................................................................................ 93

iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
March 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  99 .6%
AAR Corp.
(a) (b)
............................ 416,862 $ 23,340,103
AeroVironment, Inc.
(a) (b)
...................... 330,887 39,438,422
Archer Aviation, Inc. , Class A
(a) (b)
................ 4,807,262 34,179,633
Axon Enterprise, Inc.
(a) (b)
..................... 494,253 259,952,365
Boeing Co. (The)
(a) (b)
........................ 3,482,747 593,982,501
BWX Technologies, Inc. ..................... 1,080,514 106,592,706
Cadre Holdings, Inc. ........................ 307,253 9,097,761
Curtiss-Wright Corp. ........................ 444,984 141,180,074
Ducommun, Inc.
(a)
......................... 160,744 9,327,974
General Dynamics Corp. ..................... 1,060,491 289,068,637
General Electric Co.
(b)
....................... 6,230,089 1,246,952,313
HEICO Corp.
(b)
........................... 442,770 118,303,716
HEICO Corp. , Class A ....................... 822,681 173,561,011
Hexcel Corp. ............................. 958,667 52,496,605
Howmet Aerospace, Inc.
(b)
.................... 2,155,383 279,617,837
Huntington Ingalls Industries, Inc. ............... 462,366 94,341,159
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 1,806,012 53,620,496
L3Harris Technologies, Inc. ................... 1,319,636 276,213,011
Leonardo DRS, Inc. ........................ 874,762 28,762,175
Loar Holdings, Inc.
(a) (b)
....................... 210,150 14,847,098
Lockheed Martin Corp. ...................... 597,482 266,901,184
Mercury Systems, Inc.
(a) (b)
.................... 599,418 25,828,922
Moog, Inc. , Class A ........................ 334,987 58,069,996
National Presto Industries, Inc. ................. 60,434 5,312,753
Northrop Grumman Corp. .................... 580,379 297,159,852
Rocket Lab USA, Inc. , Class A
(a) (b)
............... 4,134,909 73,932,173
RTX Corp. .............................. 7,732,522 1,024,249,864
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
....... 1,385,631 47,748,844
Standardaero, Inc.
(a) (b)
....................... 1,203,021 32,048,479
Textron, Inc. ............................. 2,157,306 155,865,359
TransDigm Group, Inc. ...................... 208,047 287,789,335
Security Shares Value
a
Aerospace & Defense (continued)
Triumph Group, Inc.
(a)
....................... 914,662 $ 23,177,535
V2X, Inc.
(a) (b)
............................. 167,902 8,235,593
Woodward, Inc. ........................... 701,405 127,999,398
6,279,194,884
a
Leisure Products  —  0 .2%
Smith & Wesson Brands, Inc. .................. 520,222 4,848,469
Sturm Ruger & Co., Inc. ..................... 198,510 7,799,458
12,647,927
a
Total Long-Term Investments — 99.8%
(Cost: $ 5,020,044,556 ) ............................... 6,291,842,811
a
Short-Term Securities
Money Market Funds  —  6 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.50%
(c) (d) (e)
............................ 368,489,641 368,673,886
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................. 8,308,939 8,308,939
a
Total Short-Term Securities — 6.0%
(Cost: $ 376,934,432 ) ................................ 376,982,825
Total Investments — 105.8%
(Cost: $ 5,396,978,988 ) ............................... 6,668,825,636
Liabilities in Excess of Other Assets — ( 5 .8 ) % ............... (367,704,320)
Net Assets — 100.0% ................................. $ 6,301,121,316
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ 82,394,881 $ 286,275,478
(a)
$ — $ 1,146 $ 2,381 $ 368,673,886 368,489,641 $ 820,304
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... 6,847,592 1,461,347
(a)
— — — 8,308,939 8,308,939 350,332 —
$ 1,146 $ 2,381
$ 376,982,825
$ 1,170,636 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Aerospace & Defense ETF
4
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 70 06/20/25 $ 9,327 $ (64,641)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 64,641 $ — $ — $ — $ 64,641
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 372,845 $ — $ — $ — $ 372,845
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (350,786) $ — $ — $ — $ (350,786)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 7,537,590
a

iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(continued)
March 31, 2025
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,291,842,811  $ —  $ —  $ 6,291,842,811
Short-Term Securities
Money Market Funds ...................................... 376,982,825  —  —  376,982,825
$ 6,668,825,636  $ —  $ —  $ 6,668,825,636
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (64,641) $ —  $ —  $ (64,641)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Financial Exchanges & Data  —  48 .2%
Cboe Global Markets, Inc. .................... 168,446 $ 38,117,645
CME Group, Inc. , Class A .................... 224,478 59,551,769
Coinbase Global, Inc. , Class A
(a)
................ 300,564 51,766,138
Donnelley Financial Solutions, Inc.
(a)
............. 43,480 1,900,511
FactSet Research Systems, Inc. ................ 61,274 27,857,611
Intercontinental Exchange, Inc. ................ 340,876 58,801,110
MarketAxess Holdings, Inc. ................... 60,787 13,151,267
Moody's Corp. ............................ 130,343 60,699,432
Morningstar, Inc. .......................... 43,561 13,062,637
MSCI, Inc. .............................. 105,701 59,773,915
Nasdaq, Inc. ............................. 666,051 50,526,629
Open Lending Corp.
(a) (b)
...................... 180,225 497,421
S&P Global, Inc. .......................... 340,468 172,991,791
Tradeweb Markets, Inc. , Class A ................ 187,076 27,773,303
636,471,179
a
Investment Banking & Brokerage  —  51 .7%
BGC Group, Inc. , Class A .................... 618,291 5,669,728
Charles Schwab Corp. (The) .................. 1,080,790 84,604,241
Evercore, Inc. , Class A ...................... 56,966 11,377,250
Goldman Sachs Group, Inc. (The) .............. 337,239 184,230,293
Houlihan Lokey, Inc. , Class A .................. 87,587 14,145,300
Interactive Brokers Group, Inc. , Class A ........... 175,192 29,010,043
Jefferies Financial Group, Inc. ................. 262,477 14,060,893
Lazard, Inc. ............................. 182,452 7,900,172
LPL Financial Holdings, Inc. ................... 120,121 39,296,384
Moelis & Co. , Class A ....................... 103,594 6,045,746
Morgan Stanley ........................... 1,337,325 156,025,708
Perella Weinberg Partners , Class A .............. 97,099 1,786,622
Piper Sandler Companies .................... 26,207 6,490,426
Security Shares Value
a
Investment Banking & Brokerage (continued)
PJT Partners, Inc. , Class A ................... 38,603 $ 5,322,582
Raymond James Financial, Inc. ................ 296,745 41,220,848
Robinhood Markets, Inc. , Class A
(a)
.............. 1,144,933 47,652,111
Stifel Financial Corp. ....................... 165,454 15,595,694
StoneX Group, Inc.
(a)
....................... 69,276 5,291,301
Virtu Financial, Inc. , Class A ................... 130,732 4,983,504
680,708,846
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,249,362,461 ) ............................... 1,317,180,025
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.50%
(c) (d) (e)
............................ 345,784 345,956
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................. 1,172,453 1,172,453
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,518,340 ) .................................. 1,518,409
Total Investments — 100.0%
(Cost: $ 1,250,880,801 ) ............................... 1,318,698,434
Liabilities in Excess of Other Assets — 0 .0% ................ (618,211)
Net Assets — 100.0% ................................. $ 1,318,080,223
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 666,874 $ — $ (330,418)
(a)
$ 9,440 $ 60 $ 345,956 345,784 $ 98,523
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 630,036 542,417
(a)
— — — 1,172,453 1,172,453 119,384 —
$ 9,440 $ 60
$ 1,518,409
$ 217,907 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(continued)
March 31, 2025
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 3 06/20/25 $ 465 $ 17,309
E-Mini Russell 2000 Index ............................................................... 4 06/20/25 405 (4,521)
$ 12,788
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 17,309 $ — $ — $ — $ 17,309
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 4,521 $ — $ — $ — $ 4,521
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (127,301) $ — $ — $ — $ (127,301)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 2,875 $ — $ — $ — $ 2,875
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,198,026
a

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
8
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,317,180,025  $ —  $ —  $ 1,317,180,025
Short-Term Securities
Money Market Funds ...................................... 1,518,409  —  —  1,518,409
$ 1,318,698,434  $ —  $ —  $ 1,318,698,434
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 17,309  $ —  $ —  $ 17,309
Liabilities
Equity Contracts ........................................... (4,521) —  —  (4,521)
$ 12,788  $ —  $ —  $ 12,788
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
March 31, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Facilities  —  13 .2%
Acadia Healthcare Co., Inc.
(a)
.................. 97,278 $ 2,949,469
Brookdale Senior Living, Inc.
(a)
................. 216,015 1,352,254
Community Health Systems, Inc.
(a)
.............. 125,166 337,948
Concentra Group Holdings Parent, Inc. ........... 113,364 2,459,999
Encompass Health Corp. .................... 105,520 10,687,066
Ensign Group, Inc. (The) ..................... 59,724 7,728,286
HCA Healthcare, Inc. ....................... 92,182 31,853,490
National HealthCare Corp. .................... 12,934 1,200,275
PACS Group, Inc.
(a)
........................ 39,239 441,046
Select Medical Holdings Corp. ................. 109,436 1,827,581
Surgery Partners, Inc.
(a) (b)
.................... 78,102 1,854,922
Tenet Healthcare Corp.
(a)
..................... 99,596 13,395,662
U.S. Physical Therapy, Inc. ................... 15,810 1,144,012
Universal Health Services, Inc. , Class B
(b)
......... 61,498 11,555,474
88,787,484
a
Health Care Services  —  30 .5%
Accolade, Inc.
(a)
........................... 77,853 543,414
Addus HomeCare Corp.
(a) (b)
................... 18,777 1,856,858
agilon health, Inc.
(a) (b)
....................... 319,340 1,382,742
Amedisys, Inc.
(a)
.......................... 34,296 3,176,838
AMN Healthcare Services, Inc.
(a)
................ 39,883 975,538
Astrana Health, Inc.
(a) (b)
...................... 43,533 1,349,958
BrightSpring Health Services, Inc.
(a)
............. 56,532 1,022,664
Castle Biosciences, Inc.
(a)
.................... 29,427 589,129
Chemed Corp. ............................ 15,686 9,651,909
Cigna Group (The) ......................... 214,471 70,560,959
CorVel Corp.
(a)
............................ 28,507 3,191,929
Cross Country Healthcare, Inc.
(a)
............... 32,589 485,250
CVS Health Corp. ......................... 444,843 30,138,112
DaVita, Inc.
(a)
............................. 46,080 7,048,858
DocGo, Inc.
(a)
............................ 92,235 243,500
Fulgent Genetics, Inc.
(a)
..................... 20,979 354,545
GeneDx Holdings Corp. , Class A
(a)
.............. 21,289 1,885,460
Guardant Health, Inc.
(a) (b)
..................... 129,414 5,513,036
Hims & Hers Health, Inc. , Class A
(a) (b)
............ 200,252 5,917,447
Labcorp Holdings, Inc. ...................... 87,344 20,328,443
LifeStance Health Group, Inc.
(a)
................ 136,265 907,525
NeoGenomics, Inc.
(a) (b)
...................... 134,444 1,275,874
OPKO Health, Inc.
(a) (b)
....................... 358,102 594,449
Option Care Health, Inc.
(a)
.................... 178,242 6,229,558
Pediatrix Medical Group, Inc.
(a)
................. 88,529 1,282,785
Pennant Group, Inc. (The)
(a)
................... 35,976 904,796
Premier, Inc. , Class A ....................... 95,632 1,843,785
Privia Health Group, Inc.
(a)
.................... 108,088 2,426,576
Quest Diagnostics, Inc. ...................... 116,257 19,670,684
RadNet, Inc.
(a)
............................ 68,223 3,392,048
204,744,669
a
Security Shares Value
a
Health Care Technology  —  7 .0%
Certara, Inc.
(a) (b)
........................... 114,652 $ 1,135,055
Doximity, Inc. , Class A
(a)
..................... 139,830 8,114,335
Evolent Health, Inc. , Class A
(a)
................. 112,325 1,063,718
GoodRx Holdings, Inc. , Class A
(a) (b)
.............. 96,391 425,084
Health Catalyst, Inc.
(a)
....................... 63,215 286,364
HealthStream, Inc. ......................... 25,169 809,938
Phreesia, Inc.
(a) (b)
.......................... 57,831 1,478,160
Schrodinger, Inc.
(a) (b)
........................ 58,034 1,145,591
Simulations Plus, Inc.
(b)
...................... 16,892 414,192
Teladoc Health, Inc.
(a)
....................... 180,324 1,435,379
Veeva Systems, Inc. , Class A
(a)
................ 123,550 28,617,887
Waystar Holding Corp.
(a)
..................... 70,288 2,625,960
47,551,663
a
Managed Health Care  —  49 .2%
Alignment Healthcare, Inc.
(a)
.................. 106,416 1,981,466
Centene Corp.
(a)
.......................... 493,470 29,958,564
Clover Health Investments Corp. , Class A
(a)
........ 431,588 1,549,401
Elevance Health, Inc. ....................... 188,565 82,018,232
HealthEquity, Inc.
(a)
......................... 90,767 8,021,080
Humana, Inc. ............................ 115,786 30,636,976
Molina Healthcare, Inc.
(a)
..................... 58,128 19,146,782
Progyny, Inc.
(a)
............................ 77,596 1,733,495
UnitedHealth Group, Inc. ..................... 299,750 156,994,062
332,040,058
a
Total Long-Term Investments — 99.9%
(Cost: $ 732,531,354 ) ................................ 673,123,874
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.50%
(c) (d) (e)
............................ 11,904,428 11,910,381
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................. 640,202 640,202
a
Total Short-Term Securities — 1.9%
(Cost: $ 12,545,023 ) ................................. 12,550,583
Total Investments — 101.8%
(Cost: $ 745,076,377 ) ................................ 685,674,457
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (12,016,719)
Net Assets — 100.0% ................................. $ 673,657,738
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Healthcare Providers ETF
10
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 22,956,555 $ — $ (11,053,496)
(a)
$ 21,984 $ (14,662) $ 11,910,381 11,904,428 $ 68,157
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 573,173 67,029
(a)
— — — 640,202 640,202 39,588 —
$ 21,984 $ (14,662)
$ 12,550,583
$ 107,745 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 3 06/20/25 $ 446 $ 6,754
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 6,754 $ — $ — $ — $ 6,754
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (52,316) $ — $ — $ — $ (52,316)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 3,339 $ — $ — $ — $ 3,339
Futures contracts
Average notional value of contracts — long ................................................................................... $ 835,475
a

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(continued)
March 31, 2025
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 673,123,874  $ —  $ —  $ 673,123,874
Short-Term Securities
Money Market Funds ...................................... 12,550,583  —  —  12,550,583
$ 685,674,457  $ —  $ —  $ 685,674,457
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,754  $ —  $ —  $ 6,754
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
U.S. Home Construction ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Building Products  —  16 .4%
American Woodmark Corp.
(a)
.................. 57,526 $ 3,384,255
AZEK Co., Inc. (The) , Class A
(a)
................ 549,016 26,841,392
Builders FirstSource, Inc.
(a)
................... 439,776 54,945,613
Fortune Brands Innovations, Inc. ............... 474,707 28,900,162
Gibraltar Industries, Inc.
(a)
.................... 115,942 6,801,158
Griffon Corp. ............................. 150,751 10,778,696
Hayward Holdings, Inc.
(a)
..................... 543,317 7,562,973
JELD-WEN Holding, Inc.
(a) (b)
................... 323,360 1,930,459
Lennox International, Inc. .................... 122,367 68,627,085
Masco Corp. ............................. 810,055 56,331,225
Masterbrand, Inc.
(a)
........................ 485,701 6,343,255
Owens Corning ........................... 327,808 46,817,539
Quanex Building Products Corp. ................ 181,297 3,370,311
Simpson Manufacturing Co., Inc.
(b)
.............. 161,122 25,309,044
Trex Co., Inc.
(a) (b)
.......................... 409,432 23,787,999
UFP Industries, Inc. ........................ 232,049 24,838,525
396,569,691
a
Construction Materials  —  1 .2%
Eagle Materials, Inc.
(b)
....................... 127,204 28,230,384
a
Home Furnishings  —  1 .5%
Ethan Allen Interiors, Inc. .................... 86,487 2,395,690
La-Z-Boy, Inc. ............................ 158,512 6,196,234
Leggett & Platt, Inc. ........................ 513,585 4,062,457
Mohawk Industries, Inc.
(a)
.................... 200,201 22,858,950
35,513,331
a
Home Improvement Retail  —  10 .5%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 409,764 32,973,709
Home Depot, Inc. (The) ..................... 300,602 110,167,627
Lowe's Companies, Inc. ..................... 480,178 111,991,915
255,133,251
a
Homebuilding  —  64 .4%
Beazer Homes USA, Inc.
(a)
................... 267,711 5,458,627
Cavco Industries, Inc.
(a) (b)
..................... 74,774 38,854,814
Century Communities, Inc. ................... 254,246 17,059,907
Champion Homes, Inc.
(a) (b)
.................... 491,716 46,595,008
DR Horton, Inc. ........................... 2,646,519 336,451,960
Dream Finders Homes, Inc. , Class A
(a) (b)
........... 255,685 5,768,254
Green Brick Partners, Inc.
(a)
................... 286,512 16,706,515
Hovnanian Enterprises, Inc. , Class A
(a)
............ 43,144 4,517,608
Installed Building Products, Inc. ................ 216,694 37,154,353
Security Shares Value
a
Homebuilding (continued)
KB Home ............................... 647,596 $ 37,638,280
Lennar Corp. , Class A ....................... 2,179,028 250,108,834
Lennar Corp. , Class B ...................... 101,555 11,076,604
LGI Homes, Inc.
(a) (b)
........................ 193,083 12,834,227
M/I Homes, Inc.
(a)
.......................... 253,864 28,986,192
Meritage Homes Corp. ...................... 675,221 47,859,664
NVR, Inc.
(a)
.............................. 27,901 202,125,725
PulteGroup, Inc. .......................... 1,889,246 194,214,489
Taylor Morrison Home Corp.
(a)
................. 965,610 57,975,224
Toll Brothers, Inc. .......................... 932,119 98,422,445
TopBuild Corp.
(a)
.......................... 273,610 83,437,370
Tri Pointe Homes, Inc.
(a)
..................... 873,339 27,876,981
1,561,123,081
a
Homefurnishing Retail  —  0 .1%
Arhaus, Inc. , Class A
(a)
...................... 204,112 1,775,774
a
Specialty Chemicals  —  4 .5%
Sherwin-Williams Co. (The) ................... 313,406 109,438,241
a
Trading Companies & Distributors  —  1 .2%
Beacon Roofing Supply, Inc.
(a)
................. 236,493 29,254,184
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,064,795,052 ) ............................... 2,417,037,937
a
Short-Term Securities
Money Market Funds  —  2 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.50%
(c) (d) (e)
............................ 53,111,792 53,138,348
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................. 4,921,347 4,921,347
a
Total Short-Term Securities — 2.4%
(Cost: $ 58,052,408 ) ................................. 58,059,695
Total Investments — 102.2%
(Cost: $ 3,122,847,460 ) ............................... 2,475,097,632
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............... (52,896,985)
Net Assets — 100.0% ................................. $ 2,422,200,647
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(continued)
March 31, 2025
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 80,575,229 $ — $ (27,437,675)
(a)
$ 11,842 $ (11,048) $ 53,138,348 53,111,792 $ 97,122
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 3,583,253 1,338,094
(a)
— — — 4,921,347 4,921,347 219,665 —
$ 11,842 $ (11,048)
$ 58,059,695
$ 316,787 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................ 117 06/20/25 $ 34,382 $ (410)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 410 $ — $ — $ — $ 410
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 603,674 $ — $ — $ — $ 603,674
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (137,004) $ — $ — $ — $ (137,004)

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Home Construction ETF
14
2025
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 11,214,043
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,417,037,937  $ —  $ —  $ 2,417,037,937
Short-Term Securities
Money Market Funds ...................................... 58,059,695  —  —  58,059,695
$ 2,475,097,632  $ —  $ —  $ 2,475,097,632
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (410) $ —  $ —  $ (410)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
March 31, 2025
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Aluminum  — 1.0%
Century Aluminum Co.
(a)
..................... 673,914 $ 12,507,844
Kaiser Aluminum Corp. ...................... 183,012 11,094,188
23,602,032
a
Automotive Parts & Equipment  — 0.5%
XPEL, Inc.
(a)
............................. 408,500 12,001,730
a
Building Products  — 5.5%
Advanced Drainage Systems, Inc. .............. 109,759 11,925,315
Apogee Enterprises, Inc. ..................... 262,718 12,171,725
Armstrong World Industries, Inc. ................ 84,163 11,856,883
AZEK Co., Inc. (The), Class A
(a)
................ 290,903 14,222,248
Builders FirstSource , Inc.
(a)
................... 93,540 11,686,888
Carlisle Companies, Inc. ..................... 37,488 12,764,664
Insteel Industries, Inc.
(b)
..................... 436,992 11,492,890
Owens Corning ........................... 87,147 12,446,335
Simpson Manufacturing Co., Inc. ............... 76,289 11,983,476
Trex Co., Inc.
(a)
........................... 223,935 13,010,623
123,561,047
a
Commodity Chemicals  — 3.1%
AdvanSix , Inc. ............................ 478,767 10,844,073
Hawkins, Inc. ............................ 121,261 12,843,965
Koppers Holdings, Inc. ...................... 421,233 11,794,524
LyondellBasell Industries N.V., Class A ........... 162,331 11,428,102
Olin Corp. ............................... 515,669 12,499,817
Westlake Corp. ........................... 112,468 11,250,174
70,660,655
a
Construction & Engineering  — 12.8%
AECOM ................................ 129,649 12,022,352
API Group Corp.
(a)
......................... 346,811 12,401,961
Argan , Inc. .............................. 110,566 14,502,942
Bowman Consulting Group Ltd.
(a)(b)
.............. 664,966 14,516,208
Comfort Systems USA, Inc. ................... 38,822 12,513,495
Construction Partners, Inc., Class A
(a)
............ 181,261 13,027,228
EMCOR Group, Inc. ........................ 33,567 12,407,370
Everus Construction Group, Inc.
(a)
............... 314,787 11,675,450
Fluor Corp.
(a)
............................. 348,140 12,470,375
Granite Construction, Inc. .................... 169,893 12,809,932
Great Lakes Dredge & Dock Corp.
(a)
............. 1,588,617 13,820,968
IES Holdings, Inc.
(a)
........................ 74,901 12,366,904
Limbach Holdings, Inc.
(a)
..................... 173,087 12,889,789
MasTec , Inc.
(a)
............................ 109,141 12,737,846
Matrix Service Co.
(a)
........................ 1,068,085 13,276,297
MYR Group, Inc.
(a)(b)
........................ 111,670 12,628,760
Northwest Pipe Co.
(a)
....................... 308,068 12,723,208
Primoris Services Corp. ..................... 198,747 11,410,065
Quanta Services, Inc.
(b)
...................... 51,149 13,001,053
Stantec , Inc. ............................. 152,580 12,639,727
Sterling Infrastructure, Inc.
(a)
.................. 106,627 12,071,243
Tutor Perini Corp.
(a)
........................ 473,379 10,972,925
Valmont Industries, Inc. ...................... 38,434 10,967,911
289,854,009
a
Construction Machinery & Heavy Transportation Equipment  — 3.1%
Astec Industries, Inc. ....................... 349,894 12,053,848
Caterpillar, Inc. ........................... 35,930 11,849,714
Greenbrier Companies, Inc. (The) ............... 226,295 11,590,830
Oshkosh Corp. ........................... 127,935 12,036,125
Terex Corp. .............................. 307,089 11,601,822
Trinity Industries, Inc. ....................... 421,775 11,835,007
70,967,346
a
Security Shares Value
a
Construction Materials  — 3.4%
CRH PLC ............................... 129,021 $ 11,349,977
Eagle Materials, Inc. ........................ 58,920 13,076,116
Knife River Corp.
(a)(b)
........................ 142,831 12,884,784
Martin Marietta Materials, Inc. ................. 27,369 13,085,940
United States Lime & Minerals, Inc. .............. 139,400 12,320,172
Vulcan Materials Co. ....................... 56,973 13,291,801
76,008,790
a
Copper  — 1.1%
MAC Copper Ltd.
(a)
......................... 1,318,857 12,581,896
Taseko Mines Ltd.
(a)
........................ 6,020,039 13,484,887
26,066,783
a
Distributors  — 0.5%
Pool Corp. .............................. 34,593 11,012,681
a
Diversified Chemicals  — 0.5%
LSB Industries, Inc.
(a)
....................... 1,784,665 11,760,942
a
Diversified Metals & Mining  — 0.5%
Compass Minerals International, Inc. ............. 1,208,617 11,228,052
a
Electric Utilities  — 19.5%
ALLETE, Inc. ............................ 263,198 17,292,109
Alliant Energy Corp. ........................ 274,561 17,668,000
American Electric Power Co., Inc. ............... 163,994 17,919,624
Constellation Energy Corp. ................... 80,823 16,296,342
Duke Energy Corp. ........................ 147,159 17,948,983
Edison International ........................ 304,586 17,946,207
Entergy Corp. ............................ 210,970 18,035,825
Evergy , Inc. .............................. 261,078 18,001,328
Eversource Energy ........................ 281,370 17,475,891
Exelon Corp. ............................. 398,001 18,339,886
FirstEnergy Corp. ......................... 445,511 18,007,555
Fortis, Inc. .............................. 384,260 17,514,571
Hawaiian Electric Industries, Inc.
(a)
.............. 1,497,123 16,393,497
IDACORP, Inc. ........................... 151,592 17,618,022
MGE Energy, Inc. .......................... 190,737 17,730,912
NextEra Energy, Inc. ....................... 235,896 16,722,667
NRG Energy, Inc. .......................... 194,785 18,594,176
OGE Energy Corp. ......................... 391,223 17,980,609
PG&E Corp. ............................. 1,074,338 18,457,127
Pinnacle West Capital Corp. .................. 186,739 17,786,890
Portland General Electric Co. .................. 385,128 17,176,709
PPL Corp. .............................. 503,602 18,185,068
Southern Co. (The) ........................ 187,732 17,261,957
TXNM Energy, Inc. ......................... 359,512 19,226,702
Xcel Energy, Inc. .......................... 252,319 17,861,662
443,442,319
a
Environmental & Facilities Services  — 0.5%
Tetra Tech, Inc. ........................... 419,133 12,259,640
a
Forest Products  — 1.1%
Louisiana-Pacific Corp. ...................... 135,548 12,467,705
West Fraser Timber Co. Ltd.
(b)
................. 161,568 12,431,042
24,898,747
a
Gas Utilities  — 5.9%
Atmos Energy Corp. ........................ 115,468 17,849,043
Chesapeake Utilities Corp. ................... 131,611 16,902,801
MDU Resources Group, Inc. .................. 1,033,084 17,469,450
New Jersey Resources Corp. .................. 359,016 17,613,325
Northwest Natural Holding Co. ................. 409,196 17,480,853
ONE Gas, Inc. ............................ 229,916 17,379,350
Southwest Gas Holdings, Inc. ................. 173,202 12,435,904

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
16
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Gas Utilities (continued)
Spire, Inc. ............................... 224,573 $ 17,572,837
134,703,563
a
Industrial Machinery & Supplies & Components  — 1.6%
Kornit Digital Ltd.
(a)
......................... 585,739 11,175,900
Luxfer Holdings PLC ....................... 1,036,917 12,297,836
Mueller Industries, Inc. ...................... 153,602 11,695,256
35,168,992
a
Multi-Utilities  — 11.8%
Algonquin Power & Utilities Corp. ............... 3,574,398 18,372,406
Ameren Corp. ............................ 174,257 17,495,403
Avista Corp. ............................. 432,187 18,095,670
Black Hills Corp. .......................... 285,577 17,320,245
CenterPoint Energy, Inc. ..................... 501,439 18,167,135
CMS Energy Corp. ......................... 235,068 17,655,957
Consolidated Edison, Inc. .................... 165,564 18,309,723
Dominion Energy, Inc. ....................... 310,711 17,421,566
DTE Energy Co. .......................... 130,314 18,018,517
NiSource, Inc. ............................ 446,213 17,888,679
Northwestern Energy Group, Inc. ............... 305,622 17,686,345
Public Service Enterprise Group, Inc. ............ 216,947 17,854,738
Sempra ................................ 247,898 17,690,001
Unitil Corp. .............................. 308,539 17,799,615
WEC Energy Group, Inc. ..................... 160,603 17,502,515
267,278,515
a
Oil & Gas Equipment & Services  — 0.6%
Atlas Energy Solutions, Inc. ................... 710,858 12,681,707
a
Oil & Gas Storage & Transportation  — 6.3%
Antero Midstream Corp. ..................... 1,043,618 18,785,124
DT Midstream, Inc. ......................... 194,700 18,784,656
Kinder Morgan, Inc. ........................ 657,144 18,748,318
Kinetik Holdings, Inc., Class A ................. 335,159 17,408,159
New Fortress Energy, Inc., Class A .............. 1,738,313 14,445,381
ONEOK, Inc. ............................. 191,764 19,026,824
TC Energy Corp. .......................... 373,968 17,655,029
Williams Companies, Inc. (The) ................ 315,520 18,855,475
143,708,966
a
Rail Transportation  — 2.2%
CSX Corp. .............................. 548,870 16,153,244
Norfolk Southern Corp. ...................... 70,913 16,795,744
Union Pacific Corp. ........................ 68,898 16,276,464
49,225,452
a
Research & Consulting Services  — 1.1%
Jacobs Solutions, Inc. ....................... 101,202 12,234,310
NV5 Global, Inc.
(a)
......................... 690,173 13,299,633
25,533,943
a
Specialty Chemicals  — 1.5%
Eastman Chemical Co. ...................... 127,377 11,223,187
Ecovyst , Inc.
(a)
............................ 1,803,455 11,181,421
Ingevity Corp.
(a)
........................... 265,662 10,517,559
32,922,167
a
Steel  — 7.0%
Algoma Steel Group, Inc.
(b)
................... 1,972,070 10,688,619
ATI, Inc.
(a)
............................... 228,104 11,868,251
Carpenter Technology Corp.
(b)
................. 69,898 12,664,120
Cleveland-Cliffs, Inc.
(a)(b)
..................... 1,282,562 10,542,660
Commercial Metals Co. ...................... 274,366 12,623,580
Metallus , Inc.
(a)
........................... 878,020 11,730,347
Nucor Corp. ............................. 94,111 11,325,318
Security Shares Value
a
Steel (continued)
Olympic Steel, Inc. ......................... 389,523 $ 12,277,765
Reliance, Inc. ............................ 43,612 12,592,965
Ryerson Holding Corp. ...................... 525,121 12,056,778
Steel Dynamics, Inc. ........................ 100,630 12,586,800
United States Steel Corp. .................... 347,800 14,698,028
Worthington Steel, Inc. ...................... 481,989 12,208,781
157,864,012
a
Trading Companies & Distributors  — 2.2%
BlueLinx Holdings, Inc.
(a)(b)
.................... 160,568 12,039,389
Boise Cascade Co. ........................ 123,810 12,144,523
H&E Equipment Services, Inc. ................. 133,643 12,668,020
United Rentals, Inc. ........................ 20,015 12,543,400
49,395,332
a
Water Utilities  — 6.5%
American States Water Co. ................... 216,060 16,999,601
American Water Works Co., Inc. ................ 118,147 17,429,045
Artesian Resources Corp., Class A, NVS
(c)
......... 519,770 16,970,491
California Water Service Group ................ 358,184 17,357,597
Consolidated Water Co. Ltd. .................. 452,279 11,076,313
Essential Utilities, Inc. ....................... 431,547 17,059,053
Middlesex Water Co. ....................... 255,928 16,404,985
SJW Group .............................. 309,285 16,914,797
York Water Co. (The) ....................... 497,612 17,257,184
147,469,066
a
Total Long-Term Investments — 99.8%
(Cost: $2,225,064,348) ............................... 2,263,276,488
a
Short-Term Securities
Money Market Funds  —  1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
4.50%
(c)(d)(e)
............................ 25,484,328 25,497,070
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.31%
(c)(d)
............................. 4,467,101 4,467,101
a
Total Short-Term Securities — 1.3%
(Cost: $29,961,239) ................................. 29,964,171
Total Investments — 101.1%
(Cost: $2,255,025,587) ............................... 2,293,240,659
Liabilities in Excess of Other Assets — (1.1)% ............... (24,381,912)
Net Assets — 100.0% ................................. $ 2,268,858,747
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(continued)
March 31, 2025
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
Artesian Resources
Corp.
(a)
........ N/A $ 12,847,699 $ (10,424,937) $ (1,365,551) $ (1,298,746) $ 16,970,491 519,770 $ 692,620 $ —
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 42,165,349 — (16,666,813)
(b)
8,376 (9,842) 25,497,070 25,484,328 176,152
(c)
—
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,277,258 189,843
(b)
— — — 4,467,101 4,467,101 266,747 —
Luxfer Holdings PLC
(d)
N/A 4,033,169 (3,513,882) (546,226) N/A N/A N/A 190,453 —
Matrix Service Co.
(d)
. N/A 7,684,787 (4,890,629) (383,651) N/A N/A N/A — —
York Water Co. (The)
(d)
N/A 7,756,469 (188,660) (21,728) N/A N/A N/A 157,388 —
$ (2,308,780) $ (1,308,588)
$ 46,934,662
$ 1,483,360 $ —
(a)
As of the beginning of the period, the entity was not considered an affiliate.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)
As of the beginning of the year, and as of the end of the year, the entity was not considered an affiliate.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 3 06/20/25 $ 296 $ 6,483
E-Mini S&P MidCap 400 Index ............................................................ 9 06/20/25 2,645 (9,622)
E-Mini Utilities Select Sector Index ......................................................... 15 06/20/25 1,203 (2,299)
$ (5,438)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ........
Monthly
HSBC Bank PLC
(b)
02/09/28
$ 1,228,858 $ (1,698)
(c )
$ 1,227,160 0.1%
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $0 of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b)
Range: 40 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate
(OBFR01)

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Infrastructure ETF
18
2025
iShares Annual Financial Statements and Additional Information
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 9, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Building Products
Insteel Industries, Inc. .................... 19,158 $ 503,855 41.1%
a
Water Utilities
Middlesex Water Co. .................... 11,284 723,305 58.9
a
Total Reference Entity — Long
1,227,160
Net Value of Reference Entity — HSBC Bank PLC ........
$ 1,227,160
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ — $ (1,698)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 6,483 $ — $ — $ — $ 6,483
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 11,921 $ — $ — $ — $ 11,921
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received — — 1,698 — — — 1,698
$ — $ — $ 13,619 $ — $ — $ — $ 13,619
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (281,076) $ — $ — $ — $ (281,076)
Swaps ......................................... — — 194,063 — — — 194,063
$ — $ — $ (87,013) $ — $ — $ — $ (87,013)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (191,911) $ — $ — $ — $ (191,911)
Swaps ......................................... — — (808) — — — (808)
$ —
$ — $ (192,719) $ — $ — $ — $ (192,719)

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(continued)
March 31, 2025
19
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 5,116,440
Total return swaps
Average notional amount ............................................................................................... $ 4,676,753
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ................................................................................. $ 16,018 $ —
Swaps — OTC
(a)
................................................................................. — 1,698
Total derivative assets and liabilities in the Statements of Assets and Liabilities ......................................... $ 16,018 $ 1,698
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ......................................
(16,018) —
Total derivative assets and liabilities subject to an MNA ......................................................... $ — $ 1,698
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(c)
HSBC Bank PLC ..................................... $ 1,698 $ – $ – $ – $ 1,698
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 2,263,276,488 $ — $ — $ 2,263,276,488
Short-Term Securities
Money Market Funds .......................................... 29,964,171 — — 29,964,171
$ 2,293,240,659 $ — $ — $ 2,293,240,659
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 6,483 $ — $ — $ 6,483
Liabilities
Equity Contracts ............................................... (11,921) (1,698) — (13,619)
$ (5,438) $ (1,698) $ — $ (7,136)
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
U.S. Insurance ETF
(Percentages shown are based on Net Assets)
20
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Life & Health Insurance  —  21 .2%
Aflac, Inc. ............................... 323,274 $ 35,944,836
Brighthouse Financial, Inc.
(a)
.................. 52,991 3,072,948
CNO Financial Group, Inc. .................... 90,337 3,762,536
F&G Annuities & Life, Inc. .................... 18,960 683,508
Genworth Financial, Inc.
(a)
.................... 366,359 2,597,485
Globe Life, Inc. ........................... 74,224 9,776,785
Lincoln National Corp. ...................... 131,476 4,721,303
MetLife, Inc. ............................. 428,259 34,384,915
Oscar Health, Inc. , Class A
(a)
.................. 181,638 2,381,274
Primerica, Inc. ............................ 29,743 8,462,776
Principal Financial Group, Inc. ................. 186,358 15,723,024
Prudential Financial, Inc. ..................... 313,155 34,973,150
Unum Group ............................. 141,896 11,558,848
168,043,388
a
Multi-line Insurance  —  0 .2%
Horace Mann Educators Corp. ................. 35,851 1,531,913
a
Property & Casualty Insurance  —  78 .4%
Allstate Corp. (The) ........................ 220,762 45,713,187
Ambac Financial Group, Inc.
(a)
................. 44,968 393,470
American Financial Group, Inc. ................ 63,935 8,397,223
American International Group, Inc. .............. 421,719 36,664,250
AMERISAFE, Inc. ......................... 17,183 902,967
Arch Capital Group Ltd. ..................... 331,421 31,876,072
Assurant, Inc. ............................ 45,552 9,554,532
Assured Guaranty Ltd. ...................... 42,504 3,744,602
Axis Capital Holdings Ltd. .................... 67,899 6,806,196
Chubb Ltd. .............................. 310,329 93,716,255
Cincinnati Financial Corp. .................... 138,774 20,499,695
CNA Financial Corp. ........................ 19,521 991,472
Employers Holdings, Inc. ..................... 20,603 1,043,336
Erie Indemnity Co. , Class A , NVS ............... 22,025 9,229,576
Fidelity National Financial, Inc. ................. 229,760 14,952,781
First American Financial Corp. ................. 91,041 5,975,021
Hanover Insurance Group, Inc. (The) ............ 31,835 5,537,698
Hartford Insurance Group, Inc. (The) ............. 254,168 31,448,207
HCI Group, Inc. ........................... 7,957 1,187,423
Kemper Corp. ............................ 53,852 3,600,006
Kinsale Capital Group, Inc.
(b)
.................. 19,545 9,512,747
Security Shares Value
a
Property & Casualty Insurance (continued)
Lemonade, Inc.
(a) (b)
......................... 49,280 $ 1,548,870
Loews Corp. ............................. 157,089 14,438,050
Markel Group, Inc.
(a)
........................ 11,334 21,190,160
Mercury General Corp. ...................... 23,837 1,332,488
Old Republic International Corp. ................ 208,340 8,171,095
Palomar Holdings, Inc.
(a)
..................... 23,646 3,241,394
ProAssurance Corp.
(a)
....................... 44,749 1,044,889
Progressive Corp. (The) ..................... 487,769 138,043,505
RLI Corp. ............................... 73,661 5,917,188
Safety Insurance Group, Inc. .................. 13,322 1,050,839
Selective Insurance Group, Inc. ................ 53,783 4,923,296
Skyward Specialty Insurance Group, Inc.
(a)
......... 29,342 1,552,779
Stewart Information Services Corp. .............. 24,671 1,760,276
Travelers Companies, Inc. (The) ................ 188,820 49,935,337
Trupanion, Inc.
(a)
.......................... 30,037 1,119,479
United Fire Group, Inc. ...................... 19,369 570,611
Universal Insurance Holdings, Inc. .............. 23,391 554,367
W R Berkley Corp. ......................... 265,244 18,874,763
White Mountains Insurance Group Ltd.
(b)
.......... 2,239 4,311,889
621,327,991
a
Total Long-Term Investments — 99.8%
(Cost: $ 650,965,162 ) ................................ 790,903,292
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.50%
(c) (d) (e)
............................ 6,877,113 6,880,552
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................. 1,344,410 1,344,410
a
Total Short-Term Securities — 1.0%
(Cost: $ 8,224,849 ) .................................. 8,224,962
Total Investments — 100.8%
(Cost: $ 659,190,011 ) ................................ 799,128,254
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (6,353,207)
Net Assets — 100.0% ................................. $ 792,775,047
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ 1,228,724 $ 5,652,246
(a)
$ — $ (528) $ 110 $ 6,880,552 6,877,113 $ 18,136
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... 1,252,926 91,484
(a)
— — — 1,344,410 1,344,410 49,746 —
$ (528) $ 110
$ 8,224,962
$ 67,882 $ —

iShares
®
U.S. Insurance ETF
Schedule of Investments
(continued)
March 31, 2025
21
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 10 06/20/25 $ 1,549 $ 24,196
E-Mini S&P MidCap 400 Index ............................................................. 1 06/20/25 294 5,578
$ 29,774
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 29,774 $ — $ — $ — $ 29,774
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 157,413 $ — $ — $ — $ 157,413
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (12,821) $ — $ — $ — $ (12,821)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,366,646
a

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Insurance ETF
22
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 790,903,292  $ —  $ —  $ 790,903,292
Short-Term Securities
Money Market Funds ...................................... 8,224,962  —  —  8,224,962
$ 799,128,254  $ —  $ —  $ 799,128,254
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 29,774  $ —  $ —  $ 29,774
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Manufacturing ETF
Schedule of Investments
March 31, 2025
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  14 .9%
Axon Enterprise, Inc.
(a)
..................... 174 $ 91,515
Boeing Co. (The)
(a)
........................ 1,801 307,161
BWX Technologies, Inc. .................... 220 21,703
Curtiss-Wright Corp. ....................... 90 28,554
General Dynamics Corp. .................... 609 166,001
HEICO Corp. ........................... 96 25,650
Huntington Ingalls Industries, Inc. .............. 94 19,180
Kratos Defense & Security Solutions, Inc.
(a) (b)
...... 395 11,728
L3Harris Technologies, Inc. .................. 452 94,608
Leonardo DRS, Inc. ....................... 194 6,379
Lockheed Martin Corp. ..................... 503 224,695
Moog, Inc. , Class A ....................... 74 12,828
Northrop Grumman Corp. ................... 327 167,427
Rocket Lab USA, Inc. , Class A
(a)
............... 840 15,019
RTX Corp. ............................. 3,198 423,607
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 305 10,510
Textron, Inc. ............................ 438 31,646
TransDigm Group, Inc. ..................... 135 186,744
Woodward, Inc. .......................... 143 26,096
1,871,051
a
Automobile Components  —  0 .8%
LCI Industries ........................... 264 23,081
Modine Manufacturing Co.
(a)
................. 545 41,829
Patrick Industries, Inc. ..................... 348 29,427
94,337
a
Automobiles  —  8 .7%
Ford Motor Co. .......................... 40,331 404,520
General Motors Co. ....................... 10,309 484,832
Harley-Davidson, Inc. ...................... 1,187 29,972
Lucid Group, Inc.
(a) (b)
....................... 12,170 29,452
Rivian Automotive, Inc. , Class A
(a) (b)
............. 7,556 94,072
Thor Industries, Inc. ....................... 551 41,771
1,084,619
a
Building Products  —  8 .1%
A O Smith Corp. ......................... 538 35,164
AAON, Inc. ............................. 304 23,751
Carrier Global Corp. ....................... 3,725 236,165
CSW Industrials, Inc. ...................... 77 22,447
Johnson Controls International PLC ............ 3,045 243,935
Lennox International, Inc. ................... 148 83,003
Trane Technologies PLC .................... 1,034 348,375
Zurn Elkay Water Solutions Corp. .............. 644 21,239
1,014,079
a
Commercial Services & Supplies  —  0 .5%
MSA Safety, Inc. ......................... 407 59,703
a
Communications Equipment  —  0 .4%
Lumentum Holdings, Inc.
(a)
.................. 717 44,698
a
Electrical Equipment  —  15 .2%
Acuity, Inc. ............................. 318 83,745
AMETEK, Inc. ........................... 2,397 412,620
Atkore, Inc. ............................. 360 21,596
Bloom Energy Corp. , Class A
(a)
................ 2,060 40,500
Eaton Corp. PLC ......................... 1,726 469,179
EnerSys ............................... 409 37,456
Generac Holdings, Inc.
(a)
.................... 618 78,270
Hubbell, Inc. ............................ 556 183,986
NEXTracker, Inc. , Class A
(a)
.................. 1,489 62,747
NuScale Power Corp. , Class A
(a) (b)
.............. 1,127 15,958
Security Shares Value
a
Electrical Equipment (continued)
nVent Electric PLC ........................ 1,708 $ 89,533
Plug Power, Inc.
(a) (b)
....................... 9,001 12,151
Powell Industries, Inc. ...................... 93 15,841
Regal Rexnord Corp. ...................... 686 78,101
Rockwell Automation, Inc. ................... 1,172 302,821
1,904,504
a
Electronic Equipment, Instruments & Components  —  13 .2%
Advanced Energy Industries, Inc. .............. 390 37,171
Amphenol Corp. , Class A ................... 8,021 526,097
Badger Meter, Inc. ........................ 134 25,494
Belden, Inc. ............................ 417 41,804
Coherent Corp.
(a)
......................... 1,606 104,294
Fabrinet
(a)
.............................. 373 73,671
Itron, Inc.
(a)
............................. 467 48,923
Littelfuse, Inc. ........................... 257 50,562
TE Connectivity PLC ...................... 3,091 436,820
Teledyne Technologies, Inc.
(a)
................. 483 240,394
TTM Technologies, Inc.
(a)
.................... 1,024 21,002
Vontier Corp. ............................ 1,541 50,622
1,656,854
a
Industrial Conglomerates  —  4 .1%
Honeywell International, Inc. ................. 2,442 517,094
a
Leisure Products  —  0 .3%
Brunswick Corp. ......................... 684 36,833
a
Machinery  —  30 .0%
Alamo Group, Inc. ........................ 105 18,712
Albany International Corp. , Class A ............. 324 22,369
Allison Transmission Holdings, Inc. ............. 886 84,764
Crane Co. .............................. 224 34,312
Cummins, Inc. ........................... 1,424 446,338
Deere & Co. ............................ 1,069 501,735
Dover Corp. ............................ 1,422 249,817
Enpro, Inc. ............................. 97 15,694
ESCO Technologies, Inc. ................... 267 42,485
Federal Signal Corp. ...................... 633 46,557
Fortive Corp. ............................ 3,535 258,691
Franklin Electric Co., Inc. ................... 178 16,711
Graco, Inc. ............................. 779 65,054
Greenbrier Companies, Inc. (The) .............. 317 16,237
IDEX Corp. ............................. 349 63,158
JBT Marel Corp. ......................... 478 58,412
Lincoln Electric Holdings, Inc. ................ 585 110,659
Middleby Corp. (The)
(a)
..................... 557 84,653
Mueller Water Products, Inc. , Series A ........... 705 17,921
Oshkosh Corp. .......................... 674 63,410
PACCAR, Inc. ........................... 4,925 479,547
Parker-Hannifin Corp. ...................... 594 361,063
Pentair PLC ............................ 762 66,660
Snap-on, Inc. ........................... 543 182,996
SPX Technologies, Inc.
(a)
.................... 214 27,559
Standex International Corp. .................. 122 19,690
Stanley Black & Decker, Inc. ................. 1,597 122,777
Terex Corp. ............................. 688 25,993
Toro Co. (The) ........................... 1,043 75,878
Trinity Industries, Inc. ...................... 851 23,879
Watts Water Technologies, Inc. , Class A .......... 124 25,286
Xylem, Inc. ............................. 1,121 133,915
3,762,932
a

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Manufacturing ETF
(Percentages shown are based on Net Assets)
24
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Professional Services  —  0 .6%
Amentum Holdings, Inc.
(a)
................... 323 $ 5,879
KBR, Inc. .............................. 320 15,939
Leidos Holdings, Inc. ...................... 315 42,506
Science Applications International Corp. ......... 128 14,371
78,695
a
Semiconductors & Semiconductor Equipment  —  3 .0%
Enphase Energy, Inc.
(a)
..................... 1,373 85,195
First Solar, Inc.
(a) (b)
........................ 1,109 140,211
FormFactor, Inc.
(a)
........................ 802 22,689
MKS Instruments, Inc. ..................... 697 55,864
Qorvo, Inc.
(a)
............................ 968 70,093
374,052
a
Total Long-Term Investments — 99.8%
(Cost: $ 13,420,022 ) ................................. 12,499,451
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(c) (d) (e)
...................... 276,128 $ 276,266
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................ 21,649 21,649
a
Total Short-Term Securities — 2.4%
(Cost: $ 297,915 ) ................................... 297,915
Total Investments — 102.2%
(Cost: $ 13,717,937 ) ................................. 12,797,366
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............... (271,676)
Net Assets — 100.0% ................................. $ 12,525,690
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/17/24
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ — $ 276,275
(b)
$ — $ (9) $ — $ 276,266 276,128 $ 602
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... — 21,649
(b)
— — — 21,649 21,649 599 —
$ (9) $ —
$ 297,915
$ 1,201 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 2 06/20/25 $ 20 $ (339)

iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(continued)
March 31, 2025
25
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 339 $ — $ — $ — $ 339
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (6,276) $ — $ — $ — $ (6,276)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (339) $ — $ — $ — $ (339)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 18,005
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,499,451  $ —  $ —  $ 12,499,451
Short-Term Securities
Money Market Funds ...................................... 297,915  —  —  297,915
$ 12,797,366  $ —  $ —  $ 12,797,366
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (339) $ —  $ —  $ (339)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
U.S. Medical Devices ETF
(Percentages shown are based on Net Assets)
26
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Health Care Equipment  —  99 .9%
Abbott Laboratories ........................ 6,606,292 $ 876,324,634
Alphatec Holdings, Inc.
(a) (b)
.................... 565,796 5,737,171
Artivion, Inc.
(a) (b)
........................... 209,047 5,138,375
AtriCure, Inc.
(a) (b)
.......................... 270,845 8,737,460
Axogen, Inc.
(a)
............................ 243,863 4,511,465
Baxter International, Inc. ..................... 2,829,254 96,845,364
Becton Dickinson & Co. ..................... 917,744 210,218,441
Boston Scientific Corp.
(a)
..................... 5,371,254 541,852,104
Butterfly Network, Inc. , Class A
(a) (b)
.............. 992,083 2,261,949
CONMED Corp. ........................... 171,175 10,337,258
Dexcom, Inc.
(a) (b)
.......................... 2,164,931 147,843,138
Edwards Lifesciences Corp.
(a)
................. 2,998,275 217,314,972
Enovis Corp.
(a) (b)
........................... 315,079 12,039,169
Envista Holdings Corp.
(a) (b)
.................... 954,128 16,468,249
GE HealthCare Technologies, Inc.
(b)
............. 2,451,512 197,861,534
Glaukos Corp.
(a) (b)
.......................... 305,532 30,070,459
Globus Medical, Inc. , Class A
(a) (b)
............... 630,235 46,133,202
Hologic, Inc.
(a)
............................ 1,243,379 76,803,521
IDEXX Laboratories, Inc.
(a) (b)
.................. 453,752 190,553,152
Inspire Medical Systems, Inc.
(a) (b)
............... 164,391 26,184,198
Insulet Corp.
(a) (b)
........................... 388,692 102,074,406
Integer Holdings Corp.
(a) (b)
.................... 185,850 21,932,158
Integra LifeSciences Holdings Corp.
(a) (b)
........... 367,706 8,085,855
Intuitive Surgical, Inc.
(a) (b)
..................... 1,358,441 672,795,074
iRhythm Technologies, Inc.
(a) (b)
................. 173,413 18,152,873
LeMaitre Vascular, Inc. ...................... 113,361 9,510,988
LivaNova PLC
(a) (b)
.......................... 300,899 11,819,313
Masimo Corp.
(a) (b)
.......................... 246,238 41,023,251
Medtronic PLC ........................... 2,244,689 201,707,754
Novocure Ltd.
(a)
........................... 545,601 9,722,610
Omnicell, Inc.
(a)
........................... 256,636 8,971,995
Orthofix Medical, Inc.
(a)
...................... 211,763 3,453,855
Paragon 28, Inc.
(a) (b)
........................ 218,395 2,852,239
Penumbra, Inc.
(a) (b)
......................... 212,665 56,868,748
Security Shares Value
a
Health Care Equipment (continued)
PROCEPT BioRobotics Corp.
(a) (b)
............... 299,624 $ 17,456,094
QuidelOrtho Corp.
(a) (b)
....................... 365,229 12,772,058
ResMed, Inc.
(b)
........................... 813,818 182,173,159
Senseonics Holdings, Inc.
(a) (b)
.................. 3,298,798 2,164,341
SI-BONE, Inc.
(a)
........................... 209,138 2,934,206
STERIS PLC ............................. 544,434 123,395,966
Stryker Corp. ............................ 564,580 210,164,905
Surmodics, Inc.
(a)
.......................... 79,065 2,413,854
Tandem Diabetes Care, Inc.
(a) (b)
................ 363,932 6,972,937
Teleflex, Inc. ............................. 257,354 35,563,749
TransMedics Group, Inc.
(a) (b)
................... 185,963 12,511,591
Treace Medical Concepts, Inc.
(a)
................ 241,633 2,027,301
Varex Imaging Corp.
(a)
...................... 228,301 2,648,292
Zimmer Biomet Holdings, Inc. ................. 1,103,098 124,848,632
a
Total Long-Term Investments — 99.9%
(Cost: $ 4,729,152,096 ) ............................... 4,630,254,019
a
Short-Term Securities
Money Market Funds  —  3 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.50%
(c) (d) (e)
............................ 135,029,572 135,097,086
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................. 5,513,710 5,513,710
a
Total Short-Term Securities — 3.0%
(Cost: $ 140,595,281 ) ................................ 140,610,796
Total Investments — 102.9%
(Cost: $ 4,869,747,377 ) ............................... 4,770,864,815
Liabilities in Excess of Other Assets — ( 2 .9 ) % ............... (133,358,499)
Net Assets — 100.0% ................................. $ 4,637,506,316
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 119,537,217  $ 15,551,795
(a)
$ —  $ 30,859  $ (22,785) $ 135,097,086  135,029,572  $ 230,230
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 6,174,241  —  (660,531)
(a)
—  —  5,513,710  5,513,710  308,803  —
$ 30,859  $ (22,785)
$ 140,610,796
$ 539,033  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(continued)
March 31, 2025
27
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 31 06/20/25 $ 4,606 $ 46,076
E-Mini Technology Select Sector Index ...................................................... 7 06/20/25 1,469 (25,409)
$ 20,667
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 46,076 $ — $ — $ — $ 46,076
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 25,409 $ — $ — $ — $ 25,409
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 824,545 $ — $ — $ — $ 824,545
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (107,119) $ — $ — $ — $ (107,119)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 6,647,698
a

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Medical Devices ETF
28
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,630,254,019  $ —  $ —  $ 4,630,254,019
Short-Term Securities
Money Market Funds ...................................... 140,610,796  —  —  140,610,796
$ 4,770,864,815  $ —  $ —  $ 4,770,864,815
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 46,076  $ —  $ —  $ 46,076
Liabilities
Equity Contracts ........................................... (25,409) —  —  (25,409)
$ 20,667  $ —  $ —  $ 20,667
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
March 31, 2025
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  79 .0%
Antero Resources Corp.
(a)
.................... 284,176 $ 11,492,078
APA Corp. .............................. 359,407 7,554,735
California Resources Corp. ................... 69,275 3,046,022
Chord Energy Corp. ........................ 59,388 6,694,215
Civitas Resources, Inc. ...................... 86,307 3,011,251
CNX Resources Corp.
(a)
..................... 144,602 4,552,071
Comstock Resources, Inc.
(a)
................... 88,182 1,793,622
ConocoPhillips ........................... 1,076,178 113,020,214
Coterra Energy, Inc. ........................ 715,464 20,676,910
Crescent Energy Co. , Class A ................. 177,946 2,000,113
Devon Energy Corp. ........................ 638,185 23,868,119
Diamondback Energy, Inc. .................... 144,576 23,114,811
EOG Resources, Inc. ....................... 474,246 60,817,307
EQT Corp. .............................. 487,528 26,048,621
Expand Energy Corp. ....................... 204,307 22,743,455
Gulfport Energy Corp.
(a)
..................... 12,071 2,222,754
Hess Corp. .............................. 165,643 26,458,156
Kosmos Energy Ltd.
(a)
....................... 457,835 1,043,864
Magnolia Oil & Gas Corp. , Class A .............. 185,593 4,688,079
Matador Resources Co. ..................... 112,733 5,759,529
Murphy Oil Corp. .......................... 133,204 3,782,994
Northern Oil & Gas, Inc. ..................... 96,532 2,918,162
Ovintiv, Inc. .............................. 252,908 10,824,462
Permian Resources Corp. , Class A .............. 621,465 8,607,290
Range Resources Corp. ..................... 234,435 9,360,990
Sable Offshore Corp. , Class A
(a) (b)
............... 61,589 1,562,513
Sitio Royalties Corp. , Class A .................. 76,877 1,527,546
SM Energy Co. ........................... 111,194 3,330,260
Talos Energy, Inc.
(a)
........................ 120,474 1,171,007
Texas Pacific Land Corp.
(b)
................... 17,699 23,450,998
VAALCO Energy, Inc. ....................... 100,651 378,448
Viper Energy, Inc. , Class A ................... 127,399 5,752,065
Vital Energy, Inc.
(a)
......................... 26,161 555,136
Vitesse Energy, Inc. ........................ 27,245 669,955
444,497,752
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  20 .3%
Calumet, Inc.
(a) (b)
.......................... 66,710 $ 845,883
Clean Energy Fuels Corp.
(a)
................... 171,763 266,233
CVR Energy, Inc. .......................... 33,161 643,323
Delek U.S. Holdings, Inc. .................... 61,313 923,987
Green Plains, Inc.
(a)
........................ 66,915 324,538
HF Sinclair Corp. .......................... 155,372 5,108,631
Marathon Petroleum Corp. ................... 226,028 32,930,019
Par Pacific Holdings, Inc.
(a)
................... 54,285 774,104
PBF Energy, Inc. , Class A .................... 95,385 1,820,900
Phillips 66 ............................... 348,223 42,998,576
REX American Resources Corp
(a)
............... 14,998 563,475
Valero Energy Corp. ........................ 190,585 25,170,561
World Kinect Corp. ......................... 56,542 1,603,531
113,973,761
a
Total Long-Term Investments — 99.3%
(Cost: $ 612,277,371 ) ................................ 558,471,513
a
Short-Term Securities
Money Market Funds  —  4 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.50%
(c) (d) (e)
............................ 25,477,518 25,490,257
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................. 1,009,834 1,009,834
a
Total Short-Term Securities — 4.7%
(Cost: $ 26,500,430 ) ................................. 26,500,091
Total Investments — 104.0%
(Cost: $ 638,777,801 ) ................................ 584,971,604
Liabilities in Excess of Other Assets — ( 4 .0 ) % ............... (22,645,572)
Net Assets — 100.0% ................................. $ 562,326,032
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ 15,782,140  $ 9,719,661
(a)
$ —  $ (10,600) $ (944) $ 25,490,257  25,477,518  $ 61,304
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... 818,963  190,871
(a)
—  —  —  1,009,834  1,009,834  47,265  —
$ (10,600) $ (944)
$ 26,500,091
$ 108,569  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Oil & Gas Exploration & Production ETF
30
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 38 06/20/25 $ 3,753 $ 50,755
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 50,755 $ — $ — $ — $ 50,755
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (112,171) $ — $ — $ — $ (112,171)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 27,208 $ — $ — $ — $ 27,208
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,324,785
a

iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(continued)
March 31, 2025
31
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 558,471,513  $ —  $ —  $ 558,471,513
Short-Term Securities
Money Market Funds ...................................... 26,500,091  —  —  26,500,091
$ 584,971,604  $ —  $ —  $ 584,971,604
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 50,755  $ —  $ —  $ 50,755
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
U.S. Oil Equipment & Services ETF
(Percentages shown are based on Net Assets)
32
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Oil & Gas Drilling  —  12 .0%
Helmerich & Payne, Inc. ..................... 130,370 $ 3,405,264
Nabors Industries Ltd.
(a)
..................... 11,829 493,388
Noble Corp. PLC , Class A .................... 172,513 4,088,558
Patterson-UTI Energy, Inc. ................... 461,267 3,791,615
Transocean Ltd.
(a) (b)
........................ 1,022,545 3,241,468
Valaris Ltd.
(a) (b)
............................ 85,833 3,369,804
18,390,097
a
Oil & Gas Equipment & Services  —  87 .7%
Archrock, Inc. ............................ 229,777 6,029,348
Atlas Energy Solutions, Inc. ................... 94,224 1,680,956
Baker Hughes Co. , Class A ................... 766,124 33,671,150
Bristow Group, Inc.
(a)
....................... 32,309 1,020,318
Cactus, Inc. , Class A ....................... 87,442 4,007,467
ChampionX Corp. ......................... 227,350 6,775,030
Core Laboratories, Inc.
(b)
..................... 61,457 921,240
Expro Group Holdings N.V.
(a)
.................. 138,724 1,378,917
Halliburton Co. ........................... 263,414 6,682,813
Helix Energy Solutions Group, Inc.
(a) (b)
............ 187,567 1,558,682
Innovex International, Inc.
(a) (b)
.................. 50,836 913,015
Kodiak Gas Services, Inc. .................... 51,547 1,922,703
Liberty Energy, Inc. , Class A .................. 212,420 3,362,609
NOV, Inc. ............................... 461,631 7,026,024
NPK International, Inc.
(a)
..................... 113,337 658,488
Oceaneering International, Inc.
(a)
............... 132,576 2,891,483
ProPetro Holding Corp.
(a)
..................... 104,053 764,789
RPC, Inc. ............................... 108,233 595,281
Security Shares Value
a
Oil & Gas Equipment & Services (continued)
Schlumberger N.V. ......................... 812,608 $ 33,967,014
Select Water Solutions, Inc. , Class A ............. 123,066 1,292,193
TechnipFMC PLC ......................... 246,738 7,819,127
TETRA Technologies, Inc.
(a)
................... 155,443 522,288
Tidewater, Inc.
(a) (b)
......................... 63,148 2,669,266
Weatherford International PLC ................. 95,562 5,117,345
133,247,546
a
Total Long-Term Investments — 99.7%
(Cost: $ 183,478,935 ) ................................ 151,637,643
a
Short-Term Securities
Money Market Funds  —  4 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.50%
(c) (d) (e)
............................ 6,484,631 6,487,873
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................. 202,659 202,659
a
Total Short-Term Securities — 4.4%
(Cost: $ 6,688,832 ) .................................. 6,690,532
Total Investments — 104.1%
(Cost: $ 190,167,767 ) ................................ 158,328,175
Liabilities in Excess of Other Assets — ( 4 .1 ) % ............... (6,239,879)
Net Assets — 100.0% ................................. $ 152,088,296
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 10,829,617 $ — $ (4,341,775)
(a)
$ (479) $ 510 $ 6,487,873 6,484,631 $ 17,029
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 387,101 — (184,442)
(a)
— — 202,659 202,659 12,948 —
$ (479) $ 510
$ 6,690,532
$ 29,977 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
(continued)
March 31, 2025
33
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 4 06/20/25 $ 395 $ 28,231
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 28,231 $ — $ — $ — $ 28,231
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (33,063) $ — $ — $ — $ (33,063)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (10,509) $ — $ — $ — $ (10,509)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 401,300
a

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Oil Equipment & Services ETF
34
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 151,637,643  $ —  $ —  $ 151,637,643
Short-Term Securities
Money Market Funds ...................................... 6,690,532  —  —  6,690,532
$ 158,328,175  $ —  $ —  $ 158,328,175
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 28,231  $ —  $ —  $ 28,231
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
March 31, 2025
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Common Stocks
Pharmaceuticals  —  99 .9%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.......... 370,364 $ 3,103,650
Amphastar Pharmaceuticals, Inc.
(a)
.............. 93,445 2,708,971
ANI Pharmaceuticals, Inc.
(a)
................... 41,344 2,767,981
Arvinas, Inc.
(a)
............................ 159,002 1,116,194
Axsome Therapeutics, Inc.
(a) (b)
................. 101,341 11,819,401
Bristol-Myers Squibb Co. ..................... 452,763 27,614,015
Collegium Pharmaceutical, Inc.
(a)
............... 80,361 2,398,776
Corcept Therapeutics, Inc.
(a) (b)
................. 232,129 26,513,774
Edgewise Therapeutics, Inc.
(a) (b)
................ 146,191 3,216,202
Elanco Animal Health, Inc.
(a)
................... 1,230,571 12,920,996
Eli Lilly & Co. ............................ 164,746 136,065,369
Enliven Therapeutics, Inc.
(a) (b)
.................. 75,292 1,481,747
Evolus, Inc.
(a)
............................ 122,767 1,476,887
Harmony Biosciences Holdings, Inc.
(a)
............ 95,153 3,158,128
Harrow, Inc.
(a)
............................ 76,135 2,025,191
Innoviva, Inc.
(a) (b)
.......................... 136,949 2,482,885
Intra-Cellular Therapies, Inc.
(a)
................. 206,325 27,218,394
Jazz Pharmaceuticals PLC
(a) (b)
................. 150,483 18,682,464
Johnson & Johnson ........................ 831,418 137,882,361
Ligand Pharmaceuticals, Inc.
(a) (b)
................ 47,044 4,946,206
Liquidia Corp.
(a) (b)
.......................... 117,821 1,737,860
Merck & Co., Inc. .......................... 290,084 26,037,940
Mind Medicine MindMed, Inc.
(a) (b)
............... 164,055 959,722
Nuvation Bio, Inc. , Class A
(a)
.................. 633,819 1,115,521
Ocular Therapeutix, Inc.
(a)
.................... 317,348 2,326,161
Omeros Corp.
(a) (b)
.......................... 144,031 1,183,935
Organon & Co. ........................... 641,051 9,545,249
Pacira BioSciences, Inc.
(a)
.................... 115,028 2,858,446
Perrigo Co. PLC .......................... 339,583 9,521,907
Security Shares Value
a
Pharmaceuticals (continued)
Pfizer, Inc. .............................. 1,053,262 $ 26,689,659
Prestige Consumer Healthcare, Inc.
(a)
............ 123,311 10,601,047
Royalty Pharma PLC , Class A ................. 824,345 25,661,860
Supernus Pharmaceuticals, Inc.
(a)
............... 137,472 4,502,208
Tarsus Pharmaceuticals, Inc.
(a)
................. 86,604 4,448,847
Theravance Biopharma, Inc.
(a)
................. 86,733 774,526
Viatris, Inc. .............................. 2,930,673 25,526,162
WaVe Life Sciences Ltd.
(a)
.................... 292,552 2,363,820
Zoetis, Inc. , Class A ........................ 167,490 27,577,228
a
Total Long-Term Investments — 99.9%
(Cost: $ 558,324,905 ) ................................ 613,031,690
a
Short-Term Securities
Money Market Funds  —  5 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.50%
(c) (d) (e)
............................ 31,184,340 31,199,933
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................. 710,096 710,096
a
Total Short-Term Securities — 5.2%
(Cost: $ 31,904,148 ) ................................. 31,910,029
Total Investments — 105.1%
(Cost: $ 590,229,053 ) ................................ 644,941,719
Liabilities in Excess of Other Assets — ( 5 .1 ) % ............... (31,120,948)
Net Assets — 100.0% ................................. $ 613,820,771
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 18,734,244 $ 12,465,233
(a)
$ — $ (191) $ 647 $ 31,199,933 31,184,340 $ 441,606
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 9,437,245 — (8,727,149)
(a)
— — 710,096 710,096 51,449 —
$ (191) $ 647
$ 31,910,029
$ 493,055 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Pharmaceuticals ETF
36
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 5 06/20/25 $ 743 $ (4,282)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 4,282 $ — $ — $ — $ 4,282
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 282,177 $ — $ — $ — $ 282,177
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (21,068) $ — $ — $ — $ (21,068)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 625,185
a

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(continued)
March 31, 2025
37
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 613,031,690  $ —  $ —  $ 613,031,690
Short-Term Securities
Money Market Funds ...................................... 31,910,029  —  —  31,910,029
$ 644,941,719  $ —  $ —  $ 644,941,719
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (4,282) $ —  $ —  $ (4,282)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
U.S. Real Estate ETF
(Percentages shown are based on Net Assets)
38
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Data Center REITs  —  7 .7%
Digital Realty Trust, Inc. ..................... 856,876 $ 122,781,762
Equinix, Inc. ............................. 184,363 150,320,372
273,102,134
a
Diversified REITs  —  1 .0%
WP Carey, Inc. ........................... 592,617 37,400,059
a
Health Care REITs  —  13 .0%
Alexandria Real Estate Equities, Inc. ............. 417,152 38,590,732
Healthcare Realty Trust, Inc. , Class A ............ 959,635 16,217,832
Healthpeak Properties, Inc. ................... 1,894,334 38,303,433
Omega Healthcare Investors, Inc. ............... 763,181 29,061,932
Sabra Health Care REIT, Inc. .................. 640,898 11,196,488
Ventas, Inc. ............................. 1,183,726 81,393,000
Welltower, Inc. ............................ 1,609,785 246,635,160
461,398,577
a
Hotel & Resort REITs  —  0 .8%
Host Hotels & Resorts, Inc. ................... 1,892,883 26,897,867
a
Industrial REITs  —  10 .8%
Americold Realty Trust, Inc. ................... 708,160 15,197,113
EastGroup Properties, Inc. ................... 140,645 24,774,617
First Industrial Realty Trust, Inc. ................ 358,503 19,344,822
Lineage, Inc.
(a)
............................ 160,963 9,437,261
Prologis, Inc. ............................. 2,449,009 273,774,716
Rexford Industrial Realty, Inc. ................. 616,171 24,123,095
STAG Industrial, Inc. ....................... 505,194 18,247,607
384,899,231
a
Mortgage REITs  —  2 .5%
AGNC Investment Corp. ..................... 2,430,045 23,279,831
Annaly Capital Management, Inc. ............... 1,566,127 31,808,039
Rithm Capital Corp. ........................ 1,409,869 16,143,000
Starwood Property Trust, Inc. .................. 867,335 17,147,213
88,378,083
a
Multi-Family Residential REITs  —  9 .2%
AvalonBay Communities, Inc. ................. 384,701 82,564,529
Camden Property Trust ...................... 288,875 35,329,413
Equity Residential ......................... 925,374 66,238,271
Essex Property Trust, Inc. .................... 174,023 53,350,231
Mid-America Apartment Communities, Inc. ......... 316,554 53,048,119
UDR, Inc. ............................... 815,293 36,826,785
327,357,348
a
Office REITs  —  1 .8%
BXP, Inc. ............................... 394,052 26,476,354
Cousins Properties, Inc. ..................... 454,005 13,393,147
Kilroy Realty Corp. ......................... 288,130 9,439,139
Vornado Realty Trust
(a)
...................... 449,611 16,631,111
65,939,751
a
Other Specialized REITs  —  6 .6%
Gaming and Leisure Properties, Inc. ............. 743,020 37,819,718
Iron Mountain, Inc. ......................... 795,406 68,436,732
Lamar Advertising Co. , Class A ................ 238,122 27,093,521
Millrose Properties, Inc. , Class A
(b)
.............. 324,807 8,610,634
VICI Properties, Inc. ........................ 2,854,568 93,116,008
235,076,613
a
Real Estate Development  —  0 .2%
Howard Hughes Holdings, Inc.
(a) (b)
............... 81,932 6,069,523
a
Security Shares Value
a
Real Estate Operating Companies  —  0 .0%
Seaport Entertainment Group, Inc.
(a) (b)
............ 22,539 $ 483,912
a
Real Estate Services  —  7 .5%
CBRE Group, Inc. , Class A
(b)
.................. 800,395 104,675,658
CoStar Group, Inc.
(a) (b)
....................... 1,141,171 90,414,978
Jones Lang LaSalle, Inc.
(a) (b)
................... 128,479 31,851,229
Zillow Group, Inc. , Class A
(a) (b)
................. 147,225 9,843,464
Zillow Group, Inc. , Class C , NVS
(a) (b)
............. 433,709 29,735,089
266,520,418
a
Retail REITs  —  12 .2%
Agree Realty Corp. ........................ 289,826 22,371,669
Brixmor Property Group, Inc. .................. 828,422 21,994,604
Federal Realty Investment Trust ................ 208,814 20,426,185
Kimco Realty Corp. ........................ 1,839,987 39,081,324
NNN REIT, Inc. ........................... 507,864 21,660,400
Realty Income Corp. ........................ 2,369,954 137,481,031
Regency Centers Corp. ..................... 442,003 32,602,141
Simon Property Group, Inc. ................... 830,482 137,926,451
433,543,805
a
Self-Storage REITs  —  6 .7%
CubeSmart .............................. 612,393 26,155,305
Extra Space Storage, Inc. .................... 574,028 85,237,418
Public Storage ............................ 426,754 127,723,205
239,115,928
a
Single-Family Residential REITs  —  4 .6%
American Homes 4 Rent , Class A ............... 859,017 32,479,433
Equity LifeStyle Properties, Inc. ................ 517,362 34,508,045
Invitation Homes, Inc. ....................... 1,542,731 53,764,175
Sun Communities, Inc. ...................... 324,261 41,712,935
162,464,588
a
Telecom Tower REITs  —  12 .9%
American Tower Corp. ...................... 1,234,702 268,671,155
Crown Castle, Inc. ......................... 1,176,839 122,661,929
SBA Communications Corp. , Class A ............. 291,156 64,057,232
455,390,316
a
Timber REITs  —  2 .1%
PotlatchDeltic Corp. ........................ 193,612 8,735,773
Rayonier, Inc. ............................ 380,593 10,610,933
Weyerhaeuser Co. ......................... 1,964,772 57,528,524
76,875,230
a
Total Long-Term Investments — 99.6%
(Cost: $ 4,423,499,087 ) ............................... 3,540,913,383
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.50%
(c) (d) (e)
............................ 34,911,241 34,928,697
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................. 5,236,708 5,236,708
a
Total Short-Term Securities — 1.1%
(Cost: $ 40,164,421 ) ................................. 40,165,405
Total Investments — 100.7%
(Cost: $ 4,463,663,508 ) ............................... 3,581,078,788
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (24,537,090)
Net Assets — 100.0% ................................. $ 3,556,541,698

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(continued)
March 31, 2025
39
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ 13,925,989 $ 21,003,502
(a)
$ — $ (636) $ (158) $ 34,928,697 34,911,241 $ 107,323
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... 4,123,907 1,112,801
(a)
— — — 5,236,708 5,236,708 297,141 —
$ (636) $ (158)
$ 40,165,405
$ 404,464 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 416 06/20/25 $ 15,296 $ 170,267
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 170,267 $ — $ — $ — $ 170,267
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (1,469,901) $ — $ — $ — $ (1,469,901)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (47,818) $ — $ — $ — $ (47,818)

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Real Estate ETF
40
2025
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 20,872,438
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,540,913,383  $ —  $ —  $ 3,540,913,383
Short-Term Securities
Money Market Funds ...................................... 40,165,405  —  —  40,165,405
$ 3,581,078,788  $ —  $ —  $ 3,581,078,788
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 170,267  $ —  $ —  $ 170,267
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
March 31, 2025
(Percentages shown are based on Net Assets)
41
Schedule of Investments
Security Shares Value
a
Common Stocks
Diversified Banks  —  40 .5%
Comerica, Inc. ............................ 190,070 $ 11,225,534
Fifth Third Bancorp ........................ 810,537 31,773,050
First Citizens BancShares, Inc. , Class A
(a)
......... 16,714 30,989,762
KeyCorp ................................ 1,440,770 23,037,912
PNC Financial Services Group, Inc. (The) ......... 563,855 99,108,793
U.S. Bancorp ............................ 2,221,602 93,796,036
289,931,087
a
Regional Banks  —  59 .2%
Bank OZK .............................. 152,603 6,630,600
BOK Financial Corp. ........................ 32,385 3,372,898
Citizens Financial Group, Inc. ................. 632,275 25,904,307
Commerce Bancshares, Inc. .................. 176,574 10,988,200
Cullen/Frost Bankers, Inc. .................... 92,910 11,632,332
East West Bancorp, Inc. ..................... 200,513 17,998,047
First Financial Bankshares, Inc. ................ 186,035 6,682,377
First Horizon Corp. ......................... 757,914 14,718,690
FNB Corp. .............................. 520,149 6,996,004
Glacier Bancorp, Inc. ....................... 164,025 7,253,186
Home BancShares, Inc. ..................... 267,414 7,559,794
Huntington Bancshares, Inc. .................. 2,102,717 31,561,782
M&T Bank Corp. .......................... 236,289 42,236,659
Pinnacle Financial Partners, Inc. ................ 110,692 11,737,780
Popular, Inc. ............................. 101,452 9,371,121
Prosperity Bancshares, Inc. ................... 137,806 9,835,214
Regions Financial Corp. ..................... 1,314,778 28,570,126
SouthState Corp. .......................... 142,008 13,181,183
Synovus Financial Corp. ..................... 204,183 9,543,513
TFS Financial Corp. ........................ 77,314 957,921
Security Shares Value
a
Regional Banks (continued)
Truist Financial Corp. ....................... 1,874,029 $ 77,116,293
UMB Financial Corp. ....................... 98,438 9,952,082
United Bankshares, Inc. ..................... 206,493 7,159,112
Valley National Bancorp ..................... 686,994 6,107,377
Webster Financial Corp. ..................... 247,900 12,779,245
Western Alliance Bancorp .................... 157,757 12,120,470
Wintrust Financial Corp. ..................... 96,178 10,816,178
Zions Bancorp NA ......................... 213,880 10,664,057
423,446,548
a
Total Long-Term Investments — 99.7%
(Cost: $ 821,689,605 ) ................................ 713,377,635
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.50%
(b) (c) (d)
............................ 5,244,174 5,246,795
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(b) (c)
............................. 1,058,655 1,058,655
a
Total Short-Term Securities — 0.9%
(Cost: $ 6,305,450 ) .................................. 6,305,450
Total Investments — 100.6%
(Cost: $ 827,995,055 ) ................................ 719,683,085
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (4,029,020)
Net Assets — 100.0% ................................. $ 715,654,065
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ 494,860 $ 4,757,446
(a)
$ — $ (5,527) $ 16 $ 5,246,795 5,244,174 $ 5,254
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... 864,846 193,809
(a)
— — — 1,058,655 1,058,655 51,611 —
$ (5,527) $ 16
$ 6,305,450
$ 56,865 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
U.S. Regional Banks ETF
42
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 15 06/20/25 $ 2,323 $ 95,222
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 95,222 $ — $ — $ — $ 95,222
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 79,377 $ — $ — $ — $ 79,377
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 63,104 $ — $ — $ — $ 63,104
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,158,031
a

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(continued)
March 31, 2025
43
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 713,377,635  $ —  $ —  $ 713,377,635
Short-Term Securities
Money Market Funds ...................................... 6,305,450  —  —  6,305,450
$ 719,683,085  $ —  $ —  $ 719,683,085
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 95,222  $ —  $ —  $ 95,222
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
U.S. Telecommunications ETF
(Percentages shown are based on Net Assets)
44
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Common Stocks
Alternative Carriers  —  7 .3%
Iridium Communications, Inc. .................. 492,193 $ 13,446,713
Liberty Global Ltd. , Class A
(a)
.................. 604,375 6,956,356
Liberty Global Ltd. , Class C , NVS
(a)
.............. 557,439 6,672,545
27,075,614
a
Cable & Satellite  —  12 .4%
Charter Communications, Inc. , Class A
(a) (b)
......... 40,279 14,844,020
Comcast Corp. , Class A ..................... 460,623 16,996,989
Liberty Broadband Corp. , Series A
(a)
............. 22,130 1,881,050
Liberty Broadband Corp. , Series C , NVS
(a)
......... 147,632 12,556,101
46,278,160
a
Communications Equipment  —  39 .9%
Arista Networks, Inc.
(a)
...................... 188,717 14,621,793
Ciena Corp.
(a)
............................ 204,747 12,372,861
Cisco Systems, Inc. ........................ 1,057,113 65,234,443
Juniper Networks, Inc. ...................... 383,226 13,868,949
Lumentum Holdings, Inc.
(a) (b)
.................. 210,426 13,117,957
Motorola Solutions, Inc. ..................... 35,956 15,741,897
Ubiquiti, Inc. ............................. 43,466 13,480,545
148,438,445
a
Integrated Telecommunication Services  —  32 .2%
AT&T, Inc. ............................... 1,936,786 54,772,308
Frontier Communications Parent, Inc.
(a)
........... 379,207 13,598,363
Verizon Communications, Inc. ................. 1,139,441 51,685,044
120,055,715
a
Security Shares Value
a
Movies & Entertainment  —  3 .6%
Roku, Inc. , Class A
(a)
....................... 191,400 $ 13,482,216
a
Wireless Telecommunication Services  —  4 .5%
T-Mobile U.S., Inc. ......................... 62,511 16,672,309
a
Total Long-Term Investments — 99.9%
(Cost: $ 412,289,192 ) ................................ 372,002,459
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.50%
(c) (d) (e)
............................ 2,511,694 2,512,950
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................. 635,018 635,018
a
Total Short-Term Securities — 0.8%
(Cost: $ 3,145,707 ) .................................. 3,147,968
Total Investments — 100.7%
(Cost: $ 415,434,899 ) ................................ 375,150,427
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (2,574,125)
Net Assets — 100.0% ................................. $ 372,576,302
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 16,780,032 $ — $ (14,264,141)
(a)
$ (1,811) $ (1,130) $ 2,512,950 2,511,694 $ 35,831
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 253,627 381,391
(a)
— — — 635,018 635,018 23,035 —
$ (1,811) $ (1,130)
$ 3,147,968
$ 58,866 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 6 06/20/25 $ 559 $ 9,091

iShares
®
U.S. Telecommunications ETF
Schedule of Investments
(continued)
March 31, 2025
45
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 9,091 $ — $ — $ — $ 9,091
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 123,368 $ — $ — $ — $ 123,368
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 3,352 $ — $ — $ — $ 3,352
Futures contracts
Average notional value of contracts — long ................................................................................... $ 388,460
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 372,002,459  $ —  $ —  $ 372,002,459
Short-Term Securities
Money Market Funds ...................................... 3,147,968  —  —  3,147,968
$ 375,150,427  $ —  $ —  $ 375,150,427
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,091  $ —  $ —  $ 9,091
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
March 31, 2025
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 6,291,842,811  $ 1,317,180,025  $ 673,123,874  $ 2,417,037,937
Investments, at value — affiliated
(c)
........................................ 376,982,825  1,518,409  12,550,583  58,059,695
Cash ............................................................ —  —  3,230  —
Cash pledged:
Futures contracts .................................................. 401,000  66,000  24,000  358,000
Receivables:
Investments sold .................................................. —  174,432  —  —
Securities lending income — affiliated .................................... 32,458  973  2,859  8,213
Capital shares sold ................................................. —  —  —  66,014
Dividends — unaffiliated ............................................. 2,475,769  —  133,039  702,779
Dividends — affiliated ............................................... 29,271  8,090  2,270  17,418
Variation margin on futures contracts ..................................... 63,700  1,453  4,050  7,441
Total assets .......................................................
6,671,827,834  1,318,949,382  685,843,905  2,476,257,497
LIABILITIES
Collateral on securities loaned ........................................... 368,674,575  335,622  11,901,540  53,175,654
Payables:
Capital shares redeemed ............................................. —  67,591  60,121  66,014
Investment advisory fees ............................................. 2,031,943  465,946  224,506  815,182
Total liabilities ......................................................
370,706,518  869,159  12,186,167  54,056,850
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 6,301,121,316  $ 1,318,080,223  $ 673,657,738  $ 2,422,200,647
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 5,935,187,550  $ 1,403,864,691  $ 991,906,616  $ 3,340,228,187
Accumulated earnings (loss) ............................................ 365,933,766  (85,784,468) (318,248,878) (918,027,540)
NET ASSETS ......................................................
$ 6,301,121,316  $ 1,318,080,223  $ 673,657,738  $ 2,422,200,647
NET ASSET VALUE
Shares outstanding .................................................. 41,150,000  9,400,000  12,750,000  25,450,000
Net asset value ..................................................... $ 153.13  $ 140.22  $ 52.84  $ 95.17
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 355,484,693  $ 308,772  $ 11,395,648  $ 52,309,891
(b)
Investments, at cost — unaffiliated ...................................... $ 5,020,044,556  $ 1,249,362,461  $ 732,531,354  $ 3,064,795,052
(c)
Investments, at cost — affiliated ........................................ $ 376,934,432  $ 1,518,340  $ 12,545,023  $ 58,052,408

Statements of Assets and Liabilities
(continued)
March 31, 2025
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Manufacturing
ETF
iShares
U.S. Medical
Devices ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 2,246,305,997  $ 790,903,292  $ 12,499,451  $ 4,630,254,019
Investments, at value — affiliated
(c)
........................................ 46,934,662  8,224,962  297,915  140,610,796
Cash ............................................................ 115,513  3,795  972  —
Cash pledged:
Futures contracts .................................................. 269,000  89,000  2,000  295,000
Receivables:
Securities lending income — affiliated .................................... 5,017  2,007  290  20,153
Dividends — unaffiliated ............................................. 2,351,699  657,829  5,391  2,817,804
Dividends — affiliated ............................................... 11,657  4,602  111  17,668
Variation margin on futures contracts ..................................... 16,018  19,915  199  41,990
Total assets .......................................................
2,296,009,563  799,905,402  12,806,329  4,774,057,430
LIABILITIES
Collateral on securities loaned ........................................... 25,487,600  6,882,151  276,275  135,008,804
Payables:
Investments purchased .............................................. 1,086,660  —  —  —
Investment advisory fees ............................................. 574,858  248,204  4,364  1,542,310
Unrealized depreciation on:
OTC swaps ...................................................... 1,698  —  —  —
Total liabilities ......................................................
27,150,816  7,130,355  280,639  136,551,114
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 2,268,858,747  $ 792,775,047  $ 12,525,690  $ 4,637,506,316
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 2,365,839,294  $ 663,373,475  $ 13,586,685  $ 5,232,293,274
Accumulated earnings (loss) ............................................ (96,980,547) 129,401,572  (1,060,995) (594,786,958)
NET ASSETS ......................................................
$ 2,268,858,747  $ 792,775,047  $ 12,525,690  $ 4,637,506,316
NET ASSET VALUE
Shares outstanding .................................................. 50,300,000  5,750,000  540,000  77,050,000
Net asset value ..................................................... $ 45.11  $ 137.87  $ 23.20  $ 60.19
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 24,399,738  $ 6,750,727  $ 268,310  $ 132,402,938
(b)
Investments, at cost — unaffiliated ...................................... $ 2,203,099,283  $ 650,965,162  $ 13,420,022  $ 4,729,152,096
(c)
Investments, at cost — affiliated ........................................ $ 51,926,304  $ 8,224,849  $ 297,915  $ 140,595,281

2025
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
March 31, 2025
See notes to financial statements.
iShares
U.S. Oil & Gas
Exploration &
Production ETF
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 558,471,513  $ 151,637,643  $ 613,031,690  $ 3,540,913,383
Investments, at value — affiliated
(c)
....................................... 26,500,091  6,690,532  31,910,029  40,165,405
Cash ........................................................... 27,000  —  27  1,163
Cash pledged:
Futures contracts ................................................. 68,000  27,000  40,000  499,000
Receivables:
Investments sold ................................................. 2,877,634  —  —  —
Securities lending income — affiliated ................................... 4,346  977  3,970  3,288
Capital shares sold ................................................ —  —  —  42,487
Dividends — unaffiliated ............................................ 53,413  266,006  226,906  11,023,535
Dividends — affiliated .............................................. 3,548  879  3,480  16,940
Variation margin on futures contracts .................................... 6,855  4,200  6,750  78,821
Total assets ......................................................
588,012,400  158,627,237  645,222,852  3,592,744,022
LIABILITIES
Collateral on securities loaned .......................................... 25,495,745  6,481,241  31,197,625  34,917,651
Payables:
Capital shares redeemed ............................................ 10,744  8,475  4,320  106,217
Investment advisory fees ............................................ 179,879  49,225  200,136  1,178,456
Total liabilities .....................................................
25,686,368  6,538,941  31,402,081  36,202,324
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 562,326,032  $ 152,088,296  $ 613,820,771  $ 3,556,541,698
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 864,605,339  $ 508,574,201  $ 782,985,860  $ 5,034,754,005
Accumulated loss .................................................. (302,279,307) (356,485,905) (169,165,089) (1,478,212,307)
NET ASSETS .....................................................
$ 562,326,032  $ 152,088,296  $ 613,820,771  $ 3,556,541,698
NET ASSET VALUE
Shares outstanding ................................................. 5,950,000  7,800,000  8,700,000  37,150,000
Net asset value .................................................... $ 94.51  $ 19.50  $ 70.55  $ 95.73
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 25,277,587  $ 6,213,179  $ 36,643,921  $ 34,153,682
(b)
Investments, at cost — unaffiliated ..................................... $ 612,277,371  $ 183,478,935  $ 558,324,905  $ 4,423,499,087
(c)
Investments, at cost — affiliated ....................................... $ 26,500,430  $ 6,688,832  $ 31,904,148  $ 40,164,421

Statements of Assets and Liabilities
(continued)
March 31, 2025
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Regional Banks
ETF
iShares
U.S.
Telecommunications
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 713,377,635  $ 372,002,459
Investments, at value — affiliated
(c)
....................................................................... 6,305,450  3,147,968
Cash ........................................................................................... —  6,000
Cash pledged:
Futures contracts ................................................................................. 107,000  37,000
Receivables:
Securities lending income — affiliated ................................................................... 732  2,292
Dividends — unaffiliated ............................................................................ 2,800,367  40,144
Dividends — affiliated .............................................................................. 4,251  2,833
Variation margin on futures contracts .................................................................... 29,062  5,460
Total assets ......................................................................................
722,624,497  375,244,156
LIABILITIES
Collateral on securities loaned .......................................................................... 5,252,748  2,512,723
Payables:
Investments purchased ............................................................................. 1,477,018  —
Investment advisory fees ............................................................................ 240,666  155,131
Total liabilities .....................................................................................
6,970,432  2,667,854
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 715,654,065  $ 372,576,302
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 1,026,499,683  $ 792,038,038
Accumulated loss .................................................................................. (310,845,618) (419,461,736)
NET ASSETS .....................................................................................
$ 715,654,065  $ 372,576,302
NET ASSET VALUE
Shares outstanding ................................................................................. 15,350,000  13,600,000
Net asset value .................................................................................... $ 46.62  $ 27.40
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 5,197,098  $ 2,461,224
(b)
Investments, at cost — unaffiliated ..................................................................... $ 821,689,605  $ 412,289,192
(c)
Investments, at cost — affiliated ....................................................................... $ 6,305,450  $ 3,145,707

2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended March 31, 2025
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 74,780,806  $ 23,020,754  $ 8,425,011  $ 24,869,556
Dividends — affiliated .............................................. 350,332  119,384  39,588  219,665
Interest — unaffiliated .............................................. 29,327  6,154  2,833  28,202
Securities lending income — affiliated — net ............................... 820,304  98,523  68,157  97,122
Total investment income ..............................................
75,980,769  23,244,815  8,535,589  25,214,545
EXPENSES
Investment advisory ............................................... 24,057,690  5,494,854  2,813,849  11,388,888
Interest expense ................................................. 93  2  2  644
Total expenses .................................................... 24,057,783  5,494,856  2,813,851  11,389,532
Net investment income ...............................................
51,922,986  17,749,959  5,721,738  13,825,013
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (14,797,958) (3,207,716) (26,719,998) (44,896,087)
Investments — affiliated ........................................... 1,146  9,440  21,984  11,842
Futures contracts ............................................... 372,845  (127,301) (52,316) 603,674
In-kind redemptions — unaffiliated
(a)
................................... 506,641,760  277,865,606  22,219,824  478,496,883
492,217,793  274,540,029  (4,530,506) 434,216,312
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 441,797,439  10,992,360  (21,541,346) (1,054,090,778)
Investments — affiliated ........................................... 2,381  60  (14,662) (11,048)
Futures contracts ............................................... (350,786) 2,875  3,339  (137,004)
441,449,034  10,995,295  (21,552,669) (1,054,238,830)
Net realized and unrealized gain (loss) ....................................
933,666,827  285,535,324  (26,083,175) (620,022,518)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 985,589,813  $ 303,285,283  $ (20,361,437) $ (606,197,505)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended March 31, 2025
Statements of Operations
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Manufacturing
ETF
(a)
iShares
U.S. Medical
Devices ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 57,343,061  $ 15,981,910  $ 109,649  $ 37,947,244
Dividends — affiliated .............................................. 1,307,208  49,746  599  308,803
Interest — unaffiliated .............................................. 30,786  4,899  3  44,639
Securities lending income — affiliated — net ............................... 176,152  18,136  602  230,230
Foreign taxes withheld ............................................. (757,833) (5,170) —  —
Total investment income ..............................................
58,099,374  16,049,521  110,853  38,530,916
EXPENSES
Investment advisory ............................................... 8,228,361  2,630,411  25,421  18,976,580
Interest expense ................................................. 1,718  212  3  39
Total expenses .................................................... 8,230,079  2,630,623  25,424  18,976,619
Net investment income ...............................................
49,869,295  13,418,898  85,429  19,554,297
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (85,225,931) (1,916,979) (137,793) (56,861,592)
Investments — affiliated ........................................... (2,072,956) (528) (9) 30,859
Futures contracts ............................................... (281,076) 157,413  (6,276) 824,545
In-kind redemptions — unaffiliated
(b)
................................... 426,049,731  75,573,228  —  457,936,747
In-kind redemptions — affiliated
(b)
.................................... (235,824) —  —  —
Swaps   ...................................................... 194,063  —  —  —
338,428,007  73,813,134  (144,078) 401,930,559
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (238,856,492) 30,464,616  (920,571) (288,299,542)
Investments — affiliated ........................................... (1,308,588) 110  —  (22,785)
Futures contracts ............................................... (191,911) (12,821) (339) (107,119)
Swaps   ...................................................... (808) —  —  —
(240,357,799) 30,451,905  (920,910) (288,429,446)
Net realized and unrealized gain (loss) ....................................
98,070,208  104,265,039  (1,064,988) 113,501,113
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 147,939,503  $ 117,683,937  $ (979,559) $ 133,055,410
(a)
For the period from July 17, 2024 (commencement of operations) to March 31, 2025.
(b)
See Note 2 of the Notes to Financial Statements.

2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended March 31, 2025
See notes to financial statements.
iShares
U.S. Oil & Gas
Exploration &
Production ETF
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 17,905,802  $ 3,335,196  $ 13,141,622  $ 118,017,209
Dividends — affiliated .............................................. 47,265  12,948  51,449  297,141
Interest — unaffiliated .............................................. 5,880  1,969  9,868  40,209
Securities lending income — affiliated — net ............................... 61,304  17,029  441,606  107,323
Total investment income ..............................................
18,020,251  3,367,142  13,644,545  118,461,882
EXPENSES
Investment advisory ............................................... 2,549,716  678,289  2,457,866  15,153,338
Interest expense ................................................. 2  5  —  137
Total expenses .................................................... 2,549,718  678,294  2,457,866  15,153,475
Net investment income ...............................................
15,470,533  2,688,848  11,186,679  103,308,407
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (14,796,371) (8,595,123) (20,010,416) (111,467,980)
Investments — affiliated ........................................... (10,600) (479) (191) (636)
Futures contracts ............................................... (112,171) (33,063) 282,177  (1,469,901)
In-kind redemptions — unaffiliated
(a)
................................... 35,357,688  2,358,888  54,383,362  109,096,206
20,438,546  (6,269,777) 34,654,932  (3,842,311)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (121,948,214) (36,746,442) (9,825,222) 80,317,103
Investments — affiliated ........................................... (944) 510  647  (158)
Futures contracts ............................................... 27,208  (10,509) (21,068) (47,818)
(121,921,950) (36,756,441) (9,845,643) 80,269,127
Net realized and unrealized gain (loss) ....................................
(101,483,404) (43,026,218) 24,809,289  76,426,816
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ (86,012,871) $ (40,337,370) $ 35,995,968  $ 179,735,223
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended March 31, 2025
Statements of Operations
See notes to financial statements.
iShares
U.S. Regional Banks
ETF
iShares
U.S.
Telecommunications
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 24,032,323  $ 8,724,753
Dividends — affiliated .............................................................................. 51,611  23,035
Interest — unaffiliated .............................................................................. 4,022  2,252
Securities lending income — affiliated — net ............................................................... 5,254  35,831
Foreign taxes withheld ............................................................................. (43,138) —
Total investment income ..............................................................................
24,050,072  8,785,871
EXPENSES
Investment advisory ............................................................................... 2,571,291  1,365,090
Interest expense ................................................................................. 1  2
Total expenses .................................................................................... 2,571,292  1,365,092
Net investment income ...............................................................................
21,478,780  7,420,779
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (12,762,243) (32,356,274)
Investments — affiliated ........................................................................... (5,527) (1,811)
Futures contracts ............................................................................... 79,377  123,368
In-kind redemptions — unaffiliated
(a)
................................................................... 22,702,371  96,006,352
10,013,978  63,771,635
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 2,400,098  4,817,973
Investments — affiliated ........................................................................... 16  (1,130)
Futures contracts ............................................................................... 63,104  3,352
2,463,218  4,820,195
Net realized and unrealized gain ........................................................................
12,477,196  68,591,830
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 33,955,976  $ 76,012,609
(a)
See Note 2 of the Notes to Financial Statements.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
U.S. Aerospace & Defense ETF
iShares
U.S. Broker-Dealers & Securities Exchanges
ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 51,922,986  $ 55,097,238  $ 17,749,959  $ 8,309,558
Net realized gain (loss) ......................................... 492,217,793  444,583,574  274,540,029  (3,291,313)
Net change in unrealized appreciation (depreciation) ..................... 441,449,034  329,999,505  10,995,295  95,219,170
Net increase in net assets resulting from operations ........................
985,589,813  829,680,317  303,285,283  100,237,415
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(52,542,752) (55,466,658) (17,521,317) (8,530,172)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(719,913,404) (515,730,895) 551,151,040  (370,849,207)
NET ASSETS
Total increase (decrease) in net assets ................................ 213,133,657  258,482,764  836,915,006  (279,141,964)
Beginning of year ...............................................
6,087,987,659  5,829,504,895  481,165,217  760,307,181
End of year ...................................................
$ 6,301,121,316  $ 6,087,987,659  $ 1,318,080,223  $ 481,165,217
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Healthcare Providers ETF
iShares
U.S. Home Construction ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 5,721,738  $ 7,340,730  $ 13,825,013  $ 13,108,164
Net realized gain (loss) ......................................... (4,530,506) (14,167,401) 434,216,312  550,914,393
Net change in unrealized appreciation (depreciation) ..................... (21,552,669) 107,909,237  (1,054,238,830) 567,024,120
Net increase (decrease) in net assets resulting from operations ................
(20,361,437) 101,082,566  (606,197,505) 1,131,046,677
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(5,672,511) (7,339,501) (25,754,654) (13,033,877)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(157,601,371) (398,988,676) (282,628,987) 581,297,720
NET ASSETS
Total increase (decrease) in net assets ................................ (183,635,319) (305,245,611) (914,581,146) 1,699,310,520
Beginning of year ...............................................
857,293,057  1,162,538,668  3,336,781,793  1,637,471,273
End of year ...................................................
$ 673,657,738  $ 857,293,057  $ 2,422,200,647  $ 3,336,781,793
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Infrastructure ETF
iShares
U.S. Insurance ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 49,869,295  $ 42,269,697  $ 13,418,898  $ 6,816,080
Net realized gain ............................................. 338,428,007  76,137,480  73,813,134  6,413,770
Net change in unrealized appreciation (depreciation) ..................... (240,357,799) 239,989,316  30,451,905  138,578,165
Net increase in net assets resulting from operations ........................
147,939,503  358,396,493  117,683,937  151,808,015
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(52,406,072) (41,958,905) (13,003,873) (6,870,131)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(184,630,112) 247,225,811  37,051,143  56,445,787
NET ASSETS
Total increase (decrease) in net assets ................................ (89,096,681) 563,663,399  141,731,207  201,383,671
Beginning of year ...............................................
2,357,955,428  1,794,292,029  651,043,840  449,660,169
End of year ...................................................
$ 2,268,858,747  $ 2,357,955,428  $ 792,775,047  $ 651,043,840
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Manufacturing
ETF
iShares
U.S. Medical Devices ETF
Period From
07/17/24
(a)
to 03/31/25
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 85,429  $ 19,554,297  $ 29,024,168
Net realized gain (loss) ........................................................... (144,078) 401,930,559  113,924,878
Net change in unrealized appreciation (depreciation) ....................................... (920,910) (288,429,446) 287,334,507
Net increase (decrease) in net assets resulting from operations ..................................
(979,559) 133,055,410  430,283,553
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
(81,436) (22,387,105) (30,879,217)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................
13,586,685  (1,233,401,149) (641,500,647)
NET ASSETS
Total increase (decrease) in net assets .................................................. 12,525,690  (1,122,732,844) (242,096,311)
Beginning of period ...............................................................
—  5,760,239,160  6,002,335,471
End of period ...................................................................
$ 12,525,690  $ 4,637,506,316  $ 5,760,239,160
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Oil & Gas Exploration & Production ETF
iShares
U.S. Oil Equipment & Services ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 15,470,533  $ 19,958,285  $ 2,688,848  $ 3,102,296
Net realized gain (loss) ......................................... 20,438,546  53,239,267  (6,269,777) (2,763,491)
Net change in unrealized appreciation (depreciation) ..................... (121,921,950) 80,219,386  (36,756,441) 29,416,993
Net increase (decrease) in net assets resulting from operations ................
(86,012,871) 153,416,938  (40,337,370) 29,755,798
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(15,314,113) (20,716,909) (2,710,527) (3,066,942)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(117,091,225) (81,452,219) (94,591,320) 39,792,921
NET ASSETS
Total increase (decrease) in net assets ................................ (218,418,209) 51,247,810  (137,639,217) 66,481,777
Beginning of year ...............................................
780,744,241  729,496,431  289,727,513  223,245,736
End of year ...................................................
$ 562,326,032  $ 780,744,241  $ 152,088,296  $ 289,727,513
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Pharmaceuticals ETF
iShares
U.S. Real Estate ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 11,186,679  $ 8,271,345  $ 103,308,407  $ 100,802,663
Net realized gain (loss) ......................................... 34,654,932  28,777,620  (3,842,311) (108,905,354)
Net change in unrealized appreciation (depreciation) ..................... (9,845,643) 71,240,919  80,269,127  300,775,722
Net increase in net assets resulting from operations ........................
35,995,968  108,289,884  179,735,223  292,673,031
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(10,873,203) (7,160,972) (103,765,002) (96,113,767)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(70,032,786) 180,442,932  (749,367,666) 800,998,097
NET ASSETS
Total increase (decrease) in net assets ................................ (44,910,021) 281,571,844  (673,397,445) 997,557,361
Beginning of year ...............................................
658,730,792  377,158,948  4,229,939,143  3,232,381,782
End of year ...................................................
$ 613,820,771  $ 658,730,792  $ 3,556,541,698  $ 4,229,939,143
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Regional Banks ETF
iShares
U.S. Telecommunications ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 21,478,780  $ 28,999,138  $ 7,420,779  $ 5,878,888
Net realized gain (loss) ......................................... 10,013,978  (24,949,279) 63,771,635  (86,383,147)
Net change in unrealized appreciation (depreciation) ..................... 2,463,218  163,410,865  4,820,195  66,433,694
Net increase (decrease) in net assets resulting from operations ................
33,955,976  167,460,724  76,012,609  (14,070,565)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(20,846,820) (29,363,126) (7,393,564) (5,880,762)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
51,973,693  (287,391,735) 73,156,780  (51,378,921)
NET ASSETS
Total increase (decrease) in net assets ................................ 65,082,849  (149,294,137) 141,775,825  (71,330,248)
Beginning of year ...............................................
650,571,216  799,865,353  230,800,477  302,130,725
End of year ...................................................
$ 715,654,065  $ 650,571,216  $ 372,576,302  $ 230,800,477
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Aerospace & Defense ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Net asset value, beginning of year ..........................
$ 131.92  $ 115.09  $ 110.71  $ 104.13  $ 71.94
Net investment income
(b)
................................ 1 .18  1 .14  1 .20  0 .72  0 .89
Net realized and unrealized gain
(c)
..........................
21.25  16.85  4 .36  6 .55  32.23
Net increase from investment operations .......................
22.43  17.99  5 .56  7 .27  33.12
Distributions from net investment income
(d)
...................... ( 1 .22 ) ( 1 .16 ) ( 1 .18 ) ( 0 .69 ) ( 0 .93 )
Net asset value, end of year ..............................
$ 153.13  $ 131.92  $ 115.09  $ 110.71  $ 104.13
Total Return
(e)
– – – – –
Based on net asset value .................................
17.05% 15.74% 5 .16% 7 .00% 46.23%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .38% 0 .40% 0 .40% 0 .39% 0 .42%
Net investment income ...................................
0 .82% 0 .97% 1 .13% 0 .68% 1 .04%
Supplemental Data
Net assets, end of year (000) ...............................
$ 6,301,121  $ 6,087,988  $ 5,829,505  $ 3,670,015  $ 2,962,613
Portfolio turnover rate
(g)
...................................
42% 17% 20% 27% 49%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Broker-Dealers & Securities Exchanges ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ..........................
$ 115.94  $ 91.60  $ 99.82  $ 92.12  $ 51.30
Net investment income
(a)
................................ 1 .65  1 .75  1 .89  1 .80  1 .07
Net realized and unrealized gain (loss)
(b)
......................
24.25  24.47  ( 8 .35 ) 7 .84  40.82
Net increase (decrease) from investment operations ...............
25.90  26.22  ( 6 .46 ) 9 .64  41.89
Distributions from net investment income
(c)
...................... ( 1 .62 ) ( 1 .88 ) ( 1 .76 ) ( 1 .94 ) ( 1 .07 )
Net asset value, end of year ..............................
$ 140.22  $ 115.94  $ 91.60  $ 99.82  $ 92.12
Total Return
(d)
– – – – –
Based on net asset value .................................
22.43% 29.02% ( 6 .43 ) % 10.38% 82.40%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .38% 0 .40% 0 .40% 0 .39% 0 .41%
Net investment income ...................................
1 .23% 1 .82% 1 .99% 1 .70% 1 .48%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,318,080  $ 481,165  $ 760,307  $ 573,974  $ 409,948
Portfolio turnover rate
(f)
...................................
16% 38% 56% 24% 37%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare Providers ETF
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of year .........................
$ 54.60  $ 49.47  $ 56.54  $ 50.27  $ 33.37
Net investment income
(b)
............................... 0 .41  0 .39  0 .41  0 .33  0 .26
Net realized and unrealized gain (loss)
(c)
.....................
( 1 .76 ) 5 .16  ( 7 .07 ) 6 .27  16.91
Net increase (decrease) from investment operations ..............
( 1 .35 ) 5 .55  ( 6 .66 ) 6 .60  17.17
Distributions from net investment income
(d)
..................... ( 0 .41 ) ( 0 .42 ) ( 0 .41 ) ( 0 .33 ) ( 0 .27 )
Net asset value, end of year .............................
$ 52.84  $ 54.60  $ 49.47  $ 56.54  $ 50.27
Total Return
(e)
– – – – –
Based on net asset value ................................
( 2 .48 ) % 11.30% (11.81) % 13.15% 51.63%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .38% 0 .40% 0 .40% 0 .39% 0 .42%
Net investment income ..................................
0 .77% 0 .76% 0 .77% 0 .61% 0 .61%
Supplemental Data
Net assets, end of year (000) ..............................
$ 673,658  $ 857,293  $ 1,162,539  $ 1,328,742  $ 1,143,723
Portfolio turnover rate
(g)
..................................
15% 24% 20% 24% 27%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Home Construction ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year .........................
$ 115.86  $ 70.28  $ 59.23  $ 67.84  $ 28.94
Net investment income
(a)
............................... 0 .51  0 .52  0 .50  0 .36  0 .27
Net realized and unrealized gain (loss)
(b)
.....................
(20.21) 45.55  11.06  ( 8 .59 ) 38.89
Net increase (decrease) from investment operations ..............
(19.70) 46.07  11.56  ( 8 .23 ) 39.16
Distributions from net investment income
(c)
..................... ( 0 .99 ) ( 0 .49 ) ( 0 .51 ) ( 0 .38 ) ( 0 .26 )
Net asset value, end of year .............................
$ 95.17  $ 115.86  $ 70.28  $ 59.23  $ 67.84
Total Return
(d)
– – – – –
Based on net asset value ................................
(17.04) % 65.77% 19.69% (12.21) % 135.53%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income ..................................
0 .46% 0 .59% 0 .84% 0 .50% 0 .50%
Supplemental Data
Net assets, end of year (000) ..............................
$ 2,422,201  $ 3,336,782  $ 1,637,471  $ 1,764,976  $ 2,645,573
Portfolio turnover rate
(f)
..................................
13% 8% 9% 5% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Infrastructure ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ..........................
$ 43.34  $ 37.34  $ 38.92  $ 34.56  $ 20.27
Net investment income
(a)
................................ 0 .83  0 .79  0 .72  0 .67  0 .77
Net realized and unrealized gain (loss)
(b)
......................
1 .86  5 .99  ( 1 .57 ) 4 .38  14.10
Net increase (decrease) from investment operations ...............
2 .69  6 .78  ( 0 .85 ) 5 .05  14.87
Distributions from net investment income
(c)
...................... ( 0 .92 ) ( 0 .78 ) ( 0 .73 ) ( 0 .69 ) ( 0 .58 )
Net asset value, end of year ..............................
$ 45.11  $ 43.34  $ 37.34  $ 38.92  $ 34.56
Total Return
(d)
– – – – –
Based on net asset value .................................
6 .16% 18.41% ( 2 .08 ) % 14.78% 74.11%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .30% 0 .30% 0 .30% 0 .35% 0 .40%
Net investment income ...................................
1 .82% 2 .06% 1 .96% 1 .85% 2 .54%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,268,859  $ 2,357,955  $ 1,794,292  $ 899,114  $ 369,805
Portfolio turnover rate
(f)
...................................
29% 32% 26% 33% 65%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Insurance ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ..........................
$ 117.31  $ 85.65  $ 91.15  $ 74.17  $ 49.76
Net investment income
(a)
................................ 2 .41  1 .54  1 .57  1 .67  1 .51
Net realized and unrealized gain (loss)
(b)
......................
20.40  31.69  ( 5 .57 ) 16.94  24.37
Net increase (decrease) from investment operations ...............
22.81  33.23  ( 4 .00 ) 18.61  25.88
Distributions from net investment income
(c)
...................... ( 2 .25 ) ( 1 .57 ) ( 1 .50 ) ( 1 .63 ) ( 1 .47 )
Net asset value, end of year ..............................
$ 137.87  $ 117.31  $ 85.65  $ 91.15  $ 74.17
Total Return
(d)
– – – – –
Based on net asset value .................................
19.60% 39.17% ( 4 .35 ) % 25.36% 52.54%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .42%
Net investment income ...................................
1 .94% 1 .60% 1 .78% 2 .04% 2 .50%
Supplemental Data
Net assets, end of year (000) ...............................
$ 792,775  $ 651,044  $ 449,660  $ 186,860  $ 85,301
Portfolio turnover rate
(f)
...................................
12% 19% 12% 11% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S.
Manufacturing ETF
Period From
07/17/24
(a)
to 03/31/25
Net asset value, beginning of period ......................................................................................
$ 24.52
Net investment income
(b)
.............................................................................................. 0 .23
Net realized and unrealized loss
(c)
........................................................................................
( 1 .35 )
Net decrease from investment operations ....................................................................................
( 1 .12 )
Distributions from net investment income
(d)
.................................................................................... ( 0 .20 )
Net asset value, end of period ...........................................................................................
$ 23.20
Total Return
(e)
–
Based on net asset value ...............................................................................................
( 4 .64 ) %
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0 .40%
(h)
Net investment income .................................................................................................
1 .34%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 12,526
Portfolio turnover rate
(i)
.................................................................................................
18%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Medical Devices ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of year ..........................
$ 58.60  $ 54.03  $ 60.93  $ 55.04  $ 37.54
Net investment income
(b)
................................ 0 .23  0 .28  0 .24  0 .16  0 .15
Net realized and unrealized gain (loss)
(c)
......................
1 .63  4 .59  ( 6 .89 ) 5 .89  17.49
Net increase (decrease) from investment operations ...............
1 .86  4 .87  ( 6 .65 ) 6 .05  17.64
Distributions from net investment income
(d)
...................... ( 0 .27 ) ( 0 .30 ) ( 0 .25 ) ( 0 .16 ) ( 0 .14 )
Net asset value, end of year ..............................
$ 60.19  $ 58.60  $ 54.03  $ 60.93  $ 55.04
Total Return
(e)
– – – – –
Based on net asset value .................................
3 .19% 9 .10% (10.89) % 10.99% 47.02%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .38% 0 .40% 0 .40% 0 .39% 0 .41%
Net investment income ...................................
0 .39% 0 .52% 0 .45% 0 .26% 0 .30%
Supplemental Data
Net assets, end of year (000) ...............................
$ 4,637,506  $ 5,760,239  $ 6,002,335  $ 8,076,257  $ 8,206,921
Portfolio turnover rate
(g)
...................................
16% 31% 10% 11% 9%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil & Gas Exploration & Production ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ..........................
$ 106.95  $ 85.82  $ 84.23  $ 48.63  $ 22.83
Net investment income
(a)
................................ 2 .25  2 .50  3 .81  2 .00  0 .98
Net realized and unrealized gain (loss)
(b)
......................
(12.40) 21.24  1 .50  35.51  25.92
Net increase (decrease) from investment operations ...............
(10.15) 23.74  5 .31  37.51  26.90
Distributions from net investment income
(c)
...................... ( 2 .29 ) ( 2 .61 ) ( 3 .72 ) ( 1 .91 ) ( 1 .10 )
Net asset value, end of year ..............................
$ 94.51  $ 106.95  $ 85.82  $ 84.23  $ 48.63
Total Return
(d)
– – – – –
Based on net asset value .................................
( 9 .43 ) % 28.10% 6 .40% 78.44% 120.05%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .38% 0 .40% 0 .40% 0 .39% 0 .42%
Net investment income ...................................
2 .31% 2 .71% 4 .22% 3 .27% 2 .81%
Supplemental Data
Net assets, end of year (000) ...............................
$ 562,326  $ 780,744  $ 729,496  $ 800,140  $ 243,173
Portfolio turnover rate
(f)
...................................
19% 22% 15% 17% 21%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil Equipment & Services ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ..........................
$ 23.65  $ 19.33  $ 19.30  $ 13.41  $ 5 .97
Net investment income
(a)
................................ 0 .32  0 .26  0 .16  0 .07  0 .14
Net realized and unrealized gain (loss)
(b)
......................
( 4 .12 ) 4 .29  0 .05  5 .92  7 .50
Net increase (decrease) from investment operations ...............
( 3 .80 ) 4 .55  0 .21  5 .99  7 .64
Distributions from net investment income
(c)
...................... ( 0 .35 ) ( 0 .23 ) ( 0 .18 ) ( 0 .10 ) ( 0 .20 )
Net asset value, end of year ..............................
$ 19.50  $ 23.65  $ 19.33  $ 19.30  $ 13.41
Total Return
(d)
– – – – –
Based on net asset value .................................
(16.11) % 23.62% 1 .16% 44.88% 129.06%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .38% 0 .40% 0 .40% 0 .39% 0 .41%
Net investment income ...................................
1 .51% 1 .19% 0 .84% 0 .49% 1 .37%
Supplemental Data
Net assets, end of year (000) ...............................
$ 152,088  $ 289,728  $ 223,246  $ 283,677  $ 371,516
Portfolio turnover rate
(f)
...................................
25% 37% 16% 55% 71%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Pharmaceuticals ETF
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of year ..........................
$ 67.91  $ 58.47  $ 64.73  $ 59.13  $ 44.94
Net investment income
(b)
................................ 1 .18  1 .06  1 .02  1 .02  0 .74
Net realized and unrealized gain (loss)
(c)
......................
2 .62  9 .29  ( 6 .08 ) 5 .63  14.18
Net increase (decrease) from investment operations ...............
3 .80  10.35  ( 5 .06 ) 6 .65  14.92
Distributions from net investment income
(d)
...................... ( 1 .16 ) ( 0 .91 ) ( 1 .20 ) ( 1 .05 ) ( 0 .73 )
Net asset value, end of year ..............................
$ 70.55  $ 67.91  $ 58.47  $ 64.73  $ 59.13
Total Return
(e)
– – – – –
Based on net asset value .................................
5 .65% 17.86% ( 7 .83 ) % 11.29% 33.30%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .42%
Net investment income ...................................
1 .73% 1 .71% 1 .66% 1 .63% 1 .33%
Supplemental Data
Net assets, end of year (000) ...............................
$ 613,821  $ 658,731  $ 377,159  $ 407,773  $ 354,762
Portfolio turnover rate
(g)
...................................
24% 42% 46% 20% 52%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Real Estate ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ..........................
$ 89.90  $ 84.95  $ 108.01  $ 91.81  $ 69.71
Net investment income
(a)
................................ 2 .45  2 .69  2 .35  1 .64  1 .67
Net realized and unrealized gain (loss)
(b)
......................
5 .80  4 .66  (22.94) 16.94  22.49
Net increase (decrease) from investment operations ...............
8 .25  7 .35  (20.59) 18.58  24.16
Distributions from net investment income
(c)
...................... ( 2 .42 ) ( 2 .40 ) ( 2 .47 ) ( 2 .38 ) ( 2 .06 )
Net asset value, end of year ..............................
$ 95.73  $ 89.90  $ 84.95  $ 108.01  $ 91.81
Total Return
(d)
– – – – –
Based on net asset value .................................
9 .22% 8 .89% (19.04) % 20.27% 35.02%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income ...................................
2 .59% 3 .15% 2 .56% 1 .56% 2 .03%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,556,542  $ 4,229,939  $ 3,232,382  $ 5,378,867  $ 4,687,047
Portfolio turnover rate
(f)
...................................
11% 7% 8% 9% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Regional Banks ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ..........................
$ 43.37  $ 35.79  $ 58.87  $ 56.62  $ 29.00
Net investment income
(a)
................................ 1 .50  1 .53  1 .46  1 .34  1 .32
Net realized and unrealized gain (loss)
(b)
......................
3 .19  7 .64  (23.11) 2 .14  27.52
Net increase (decrease) from investment operations ...............
4 .69  9 .17  (21.65) 3 .48  28.84
Distributions from net investment income
(c)
...................... ( 1 .44 ) ( 1 .59 ) ( 1 .43 ) ( 1 .23 ) ( 1 .22 )
Net asset value, end of year ..............................
$ 46.62  $ 43.37  $ 35.79  $ 58.87  $ 56.62
Total Return
(d)
– – – – –
Based on net asset value .................................
10.92% 26.46% (37.30) % 6 .11% 101.55%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .38% 0 .40% 0 .40% 0 .39% 0 .41%
Net investment income ...................................
3 .17% 4 .20% 2 .90% 2 .19% 3 .26%
Supplemental Data
Net assets, end of year (000) ...............................
$ 715,654  $ 650,571  $ 799,865  $ 1,386,344  $ 673,808
Portfolio turnover rate
(f)
...................................
8% 9% 7% 14% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Telecommunications ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year .........................
$ 21.98  $ 23.15  $ 29.88  $ 32.39  $ 24.88
Net investment income
(a)
............................... 0 .52  0 .48  0 .58  0 .77  0 .82
Net realized and unrealized gain (loss)
(b)
.....................
5 .45  ( 1 .15 ) ( 6 .73 ) ( 2 .54 ) 7 .50
Net increase (decrease) from investment operations ..............
5 .97  ( 0 .67 ) ( 6 .15 ) ( 1 .77 ) 8 .32
Distributions from net investment income
(c)
..................... ( 0 .55 ) ( 0 .50 ) ( 0 .58 ) ( 0 .74 ) ( 0 .81 )
Net asset value, end of year .............................
$ 27.40  $ 21.98  $ 23.15  $ 29.88  $ 32.39
Total Return
(d)
– – – – –
Based on net asset value ................................
27.38% ( 2 .84 ) % (20.56) % ( 5 .63 ) % 33.82%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .38% 0 .40% 0 .40% 0 .39% 0 .42%
Net investment income ..................................
2 .06% 2 .19% 2 .40% 2 .37% 2 .82%
Supplemental Data
Net assets, end of year (000) ..............................
$ 372,576  $ 230,800  $ 302,131  $ 503,440  $ 425,882
Portfolio turnover rate
(f)
..................................
30% 30% 24% 75% 40%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
U.S. Aerospace & Defense .............................................................................................. Non-diversified
U.S. Broker-Dealers & Securities Exchanges .................................................................................. Non-diversified
U.S. Healthcare Providers ............................................................................................... Non-diversified
U.S. Home Construction ................................................................................................ Non-diversified
U.S. Infrastructure .................................................................................................... Diversified
U.S. Insurance ...................................................................................................... Non-diversified
U.S. Manufacturing
(a)
.................................................................................................. Non-diversified
U.S. Medical Devices .................................................................................................. Non-diversified
U.S. Oil & Gas Exploration & Production ..................................................................................... Non-diversified
U.S. Oil Equipment & Services ............................................................................................ Non-diversified
U.S. Pharmaceuticals .................................................................................................. Non-diversified
U.S. Real Estate ..................................................................................................... Diversified
U.S. Regional Banks .................................................................................................. Non-diversified
U.S. Telecommunications ............................................................................................... Non-diversified
(a)
The Fund commenced operations on July 17, 2024.

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Notes to Financial Statements
( continued)

Notes to Financial Statements
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Aerospace & Defense
Barclays Bank PLC ............................................... $ 1,946,015 $ (1,946,015) $ — $ —
BMO Capital Markets Corp. ......................................... 80,060 (80,060) — —
BNP Paribas SA ................................................. 22,211,297 (22,211,297) — —
BofA Securities, Inc. .............................................. 6,662,803 (6,662,803) — —
Citigroup Global Markets, Inc. ........................................ 10,528,361 (10,528,361) — —
Goldman Sachs & Co. LLC ......................................... 27,584,716 (27,584,716) — —
J.P. Morgan Securities LLC ......................................... 46,880,422 (46,880,422) — —
Morgan Stanley ................................................. 27,756,745 (27,756,745) — —
National Financial Services LLC ...................................... 2,870,518 (2,870,518) — —
Natixis SA ..................................................... 2,916,405 (2,916,405) — —
SG Americas Securities LLC ........................................ 3,033,035 (3,033,035) — —
State Street Bank & Trust Co. ........................................ 16,204,624 (16,204,624) — —
UBS AG ...................................................... 125,392,826 (125,392,826) — —
Virtu Americas LLC ............................................... 433,487 (433,487) — —
Wells Fargo Bank NA ............................................. 3,767,379 (3,767,379) — —
Wells Fargo Securities LLC ......................................... 57,216,000 (57,216,000) — —
$ 355,484,693 $ (355,484,693)
$ —
$ —
a
U.S. Broker-Dealers & Securities Exchanges
Barclays Bank PLC ............................................... 100,188 (100,188) — —
BNP Paribas SA ................................................. 208,584 (208,584) — —
$ 308,772 $ (308,772)
$ —
$ —
a

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Healthcare Providers
Barclays Bank PLC ............................................... $ 339,663 $ (339,663) $ — $ —
Barclays Capital, Inc. ............................................. 38,046 (38,046) — —
BNP Paribas SA ................................................. 1,332,209 (1,332,209) — —
BofA Securities, Inc. .............................................. 1,153,079 (1,153,079) — —
Goldman Sachs & Co. LLC ......................................... 7,427,881 (7,427,881) — —
J.P. Morgan Securities LLC ......................................... 488,196 (488,196) — —
National Financial Services LLC ...................................... 209,599 (209,599) — —
RBC Capital Markets LLC .......................................... 150,320 (150,320) — —
Virtu Americas LLC ............................................... 30,875 (30,875) — —
Wells Fargo Securities LLC ......................................... 225,780 (225,780) — —
$ 11,395,648 $ (11,395,648)
$ —
$ —
a
U.S. Home Construction
Barclays Bank PLC ............................................... 3,299 (3,299) — —
BofA Securities, Inc. .............................................. 3,294,021 (3,294,021) — —
Citigroup Global Markets, Inc. ........................................ 1,023,408 (1,023,408) — —
Goldman Sachs & Co. LLC ......................................... 5,888,637 (5,888,637) — —
Jefferies LLC ................................................... 15,792 (15,792) — —
Morgan Stanley ................................................. 41,502,161 (41,502,161) — —
National Financial Services LLC ...................................... 166,944 (166,944) — —
Natixis SA ..................................................... 363,741 (363,741) — —
UBS AG ...................................................... 51,888 (51,888) — —
$ 52,309,891 $ (52,309,891)
$ —
$ —
a
U.S. Infrastructure
BNP Paribas SA ................................................. 22,222 (22,222) — —
BofA Securities, Inc. .............................................. 12,759,079 (12,759,079) — —
J.P. Morgan Securities LLC ......................................... 7,778,237 (7,778,237) — —
Morgan Stanley ................................................. 3,786,146 (3,786,146) — —
UBS AG ...................................................... 46,164 (46,164) — —
Virtu Americas LLC ............................................... 7,890 (7,890) — —
$ 24,399,738 $ (24,399,738)
$ —
$ —
a
U.S. Insurance
Citigroup Global Markets, Inc. ........................................ 1,097,064 (1,097,064) — —
Goldman Sachs & Co. LLC ......................................... 3,358,739 (3,358,739) — —
J.P. Morgan Securities LLC ......................................... 1,925,810 (1,925,810) — —
Morgan Stanley ................................................. 102,525 (102,525) — —
National Financial Services LLC ...................................... 266,589 (266,589) — —
$ 6,750,727 $ (6,750,727)
$ —
$ —
a
U.S. Manufacturing
BofA Securities, Inc. .............................................. 26,967 (26,967) — —
J.P. Morgan Securities LLC ......................................... 21,503 (21,503) — —
UBS AG ...................................................... 23,100 (23,100) — —
Wells Fargo Bank NA ............................................. 192,089 (192,089) — —
Wells Fargo Securities LLC ......................................... 4,651 (4,651) — —
$ 268,310 $ (268,310)
$ —
$ —
a

Notes to Financial Statements
( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Medical Devices
Barclays Bank PLC ............................................... $ 3,198,153 $ (3,198,153) $ — $ —
BMO Capital Markets Corp. ......................................... 243,535 (243,535) — —
BNP Paribas SA ................................................. 9,919,203 (9,919,203) — —
BofA Securities, Inc. .............................................. 12,228,967 (12,228,967) — —
Citigroup Global Markets, Inc. ........................................ 28,596,033 (28,596,033) — —
Goldman Sachs & Co. LLC ......................................... 13,166,679 (13,166,679) — —
HSBC Bank PLC ................................................ 17,787,626 (17,787,626) — —
J.P. Morgan Securities LLC ......................................... 16,675,747 (16,675,747) — —
Jefferies LLC ................................................... 1,834,735 (1,834,735) — —
Morgan Stanley ................................................. 17,281,444 (17,281,444) — —
SG Americas Securities LLC ........................................ 4,430,318 (4,430,318) — —
State Street Bank & Trust Co. ........................................ 742,699 (742,699) — —
UBS AG ...................................................... 16,660 (16,660) — —
UBS Securities LLC .............................................. 111,925 (111,925) — —
Virtu Americas LLC ............................................... 355,386 (355,386) — —
Wells Fargo Bank NA ............................................. 1,822,342 (1,822,342) — —
Wells Fargo Securities LLC ......................................... 3,991,486 (3,991,486) — —
$ 132,402,938 $ (132,402,938)
$ —
$ —
a
U.S. Oil & Gas Exploration & Production
BNP Paribas SA ................................................. 141,002 (141,002) — —
Citadel Clearing LLC .............................................. 5,072 (5,072) — —
Citigroup Global Markets, Inc. ........................................ 348,345 (348,345) — —
Goldman Sachs & Co. LLC ......................................... 24,628,864 (24,628,864) — —
J.P. Morgan Securities LLC ......................................... 151,843 (151,843) — —
State Street Bank & Trust Co. ........................................ 2,461 (2,461) — —
$ 25,277,587 $ (25,277,587)
$ —
$ —
a
U.S. Oil Equipment & Services
Citigroup Global Markets, Inc. ........................................ 280,114 (280,114) — —
Goldman Sachs & Co. LLC ......................................... 2,697,660 (2,697,660) — —
J.P. Morgan Securities LLC ......................................... 2,961,263 (2,961,263) — —
UBS AG ...................................................... 274,142 (274,142) — —
$ 6,213,179 $ (6,213,179)
$ —
$ —
a
U.S. Pharmaceuticals
Barclays Bank PLC ............................................... 121,961 (121,961) — —
BNP Paribas SA ................................................. 22,086 (22,086) — —
BofA Securities, Inc. .............................................. 189,558 (189,558) — —
Citadel Clearing LLC .............................................. 12,198,697 (5,954,531) — 6,244,166
Citigroup Global Markets, Inc. ........................................ 14,241,545 (14,241,545) — —
Goldman Sachs & Co. LLC ......................................... 14,401 (14,401) — —
J.P. Morgan Securities LLC ......................................... 1,373,766 (1,373,766) — —
Jefferies LLC ................................................... 1,265,188 (1,265,188) — —
Morgan Stanley ................................................. 993,662 (993,662) — —
National Financial Services LLC ...................................... 41,922 (41,922) — —
Scotia Capital (USA), Inc. .......................................... 2,472,170 (2,472,170) — —
State Street Bank & Trust Co. ........................................ 1,220,886 (1,220,886) — —
UBS AG ...................................................... 754,600 (754,600) — —
Wells Fargo Bank NA ............................................. 1,733,479 (1,733,479) — —
$ 36,643,921 $ (30,399,755)
$ —
$ 6,244,166
a
U.S. Real Estate
Barclays Bank PLC ............................................... 684,190 (684,190) — —
BofA Securities, Inc. .............................................. 23,436,234 (23,436,234) — —
Citigroup Global Markets, Inc. ........................................ 621,523 (621,523) — —
Goldman Sachs & Co. LLC ......................................... 4,690 (4,690) — —
J.P. Morgan Securities LLC ......................................... 3,596,540 (3,596,540) — —
National Financial Services LLC ...................................... 354,059 (354,059) — —
Wells Fargo Bank NA ............................................. 3,245,929 (3,245,929) — —
Wells Fargo Securities LLC ......................................... 2,210,517 (2,210,517) — —
$ 34,153,682 $ (34,153,682)
$ —
$ —
a

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares U.S. Infrastructure ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Regional Banks
Citigroup Global Markets, Inc. ........................................ $ 5,197,098 $ (5,197,098) $ — $ —
$ 5,197,098 $ (5,197,098)
$ —
$ —
a
U.S. Telecommunications
BNP Paribas SA ................................................. 28,926 (28,926) — —
Goldman Sachs & Co. LLC ......................................... 2,432,298 (2,432,298) — —
$ 2,461,224 $ (2,461,224)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each Fund, except for iShares U.S. Infrastructure ETF and iShares U.S. Manufacturing ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
iShares ETF Investment Advisory Fees
U.S. Infrastructure . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
U.S. Manufacturing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended  March 31, 2025 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2025 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF Amounts
U.S. Aerospace & Defense ............................................................................................. $ 248,986
U.S. Broker-Dealers & Securities Exchanges ................................................................................. 26,832
U.S. Healthcare Providers .............................................................................................. 24,216
U.S. Home Construction ............................................................................................... 40,696
U.S. Infrastructure ................................................................................................... 51,352
U.S. Insurance ..................................................................................................... 6,617
U.S. Manufacturing .................................................................................................. 171
U.S. Medical Devices ................................................................................................. 95,855
U.S. Oil & Gas Exploration & Production .................................................................................... 21,007
U.S. Oil Equipment & Services ........................................................................................... 6,788
U.S. Pharmaceuticals ................................................................................................. 110,753
U.S. Real Estate .................................................................................................... 34,114
U.S. Regional Banks ................................................................................................. 2,163
U.S. Telecommunications .............................................................................................. 14,981
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Aerospace & Defense ............................................................
$ 447,982,685 $ 341,356,600 $ (4,491,270)

Notes to Financial Statements
( continued)

Notes to Financial Statements
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the period ended March 31, 2025 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended March 31, 2025 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Broker-Dealers & Securities Exchanges ................................................
$ 77,227,268 $ 90,902,979 $ 3,684,498
U.S. Healthcare Providers .............................................................
66,653,715 39,022,936 (7,334,596)
U.S. Home Construction ..............................................................
208,570,540 64,804,150 (14,023,759)
U.S. Infrastructure ..................................................................
228,206,378 117,223,927 (13,972,581)
U.S. Insurance ....................................................................
37,075,670 10,191,536 (609,110)
U.S. Medical Devices ................................................................
139,850,035 137,781,830 (22,973,832)
U.S. Oil & Gas Exploration & Production ...................................................
25,880,260 65,619,999 (1,021,901)
U.S. Oil Equipment & Services ..........................................................
15,043,681 10,465,236 (1,281,022)
U.S. Pharmaceuticals ................................................................
44,681,023 42,766,583 (7,694,802)
U.S. Real Estate ...................................................................
101,920,741 75,384,851 (21,191,377)
U.S. Regional Banks ................................................................
20,496,193 16,215,969 (9,442,984)
U.S. Telecommunications .............................................................
41,612,559 41,365,042 (21,549,536)
iShares ETF Purchases Sales
U.S. Aerospace & Defense ........................................................................... $ 2,632,870,087  $ 2,629,650,861
U.S. Broker-Dealers & Securities Exchanges ............................................................... 221,509,397  212,839,359
U.S. Healthcare Providers ............................................................................ 110,756,802  110,799,571
U.S. Home Construction ............................................................................. 384,499,003  383,081,299
U.S. Infrastructure ................................................................................. 782,178,556  789,464,559
U.S. Insurance ................................................................................... 89,689,308  83,641,981
U.S. Manufacturing ................................................................................ 1,619,197  1,654,999
U.S. Medical Devices ............................................................................... 788,273,116  787,494,970
U.S. Oil & Gas Exploration & Production .................................................................. 124,581,567  128,531,643
U.S. Oil Equipment & Services ......................................................................... 46,111,426  45,572,337
U.S. Pharmaceuticals ............................................................................... 153,768,191  152,252,196
U.S. Real Estate .................................................................................. 444,801,762  420,683,612
U.S. Regional Banks ............................................................................... 57,493,878  54,563,081
U.S. Telecommunications ............................................................................ 105,602,254  105,176,898
iShares ETF In-kind Purchases In-kind Sales
U.S. Aerospace & Defense ........................................................................... $ 1,248,286,980  $ 1,963,886,192
U.S. Broker-Dealers & Securities Exchanges ............................................................... 1,605,555,637  1,062,812,478
U.S. Healthcare Providers ............................................................................ 64,023,563  221,436,004
U.S. Home Construction ............................................................................. 7,003,949,841  7,290,130,553
U.S. Infrastructure ................................................................................. 1,208,713,127  1,384,165,968
U.S. Insurance ................................................................................... 331,770,626  296,338,794
U.S. Manufacturing ................................................................................ 13,595,999  —
U.S. Medical Devices ............................................................................... 976,626,013  2,208,042,876
U.S. Oil & Gas Exploration & Production .................................................................. 186,725,583  302,860,854
U.S. Oil Equipment & Services ......................................................................... 45,897,982  140,105,352
U.S. Pharmaceuticals ............................................................................... 166,484,243  236,572,514
U.S. Real Estate .................................................................................. 12,272,220,425  13,015,352,496
U.S. Regional Banks ............................................................................... 454,654,727  404,801,040
U.S. Telecommunications ............................................................................ 1,958,651,587  1,886,022,316

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2025 , permanent differences attributable to realized gains (losses) from in-kind redemptions and distributions paid in excess of taxable income were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
U.S. Aerospace & Defense ............................................................................. $ 495,465,786 $ (495,465,786)
U.S. Broker-Dealers & Securities Exchanges ................................................................. 277,742,150 (277,742,150)
U.S. Healthcare Providers .............................................................................. 22,031,925 (22,031,925)
U.S. Home Construction ............................................................................... 478,583,770 (478,583,770)
U.S. Infrastructure ................................................................................... 423,249,763 (423,249,763)
U.S. Insurance ..................................................................................... 75,475,873 (75,475,873)
U.S. Medical Devices ................................................................................. 457,840,046 (457,840,046)
U.S. Oil & Gas Exploration & Production .................................................................... 35,104,949 (35,104,949)
U.S. Oil Equipment & Services ........................................................................... 2,218,891 (2,218,891)
U.S. Pharmaceuticals ................................................................................. 53,581,108 (53,581,108)
U.S. Real Estate .................................................................................... 108,103,646 (108,103,646)
U.S. Regional Banks ................................................................................. 22,564,442 (22,564,442)
U.S. Telecommunications .............................................................................. 95,848,691 (95,848,691)
iShares ETF
Year Ended
03/31/25
Year Ended
03/31/24
U.S. Aerospace & Defense
Ordinary income ......................................................................................... $ 52,542,752  $ 55,466,658
U.S. Broker-Dealers & Securities Exchanges
Ordinary income ......................................................................................... $ 17,521,317  $ 8,530,172
U.S. Healthcare Providers
Ordinary income ......................................................................................... $ 5,672,511  $ 7,339,501
U.S. Home Construction
Ordinary income ......................................................................................... $ 25,754,654  $ 13,033,877
U.S. Infrastructure
Ordinary income ......................................................................................... $ 52,406,072  $ 41,958,905
U.S. Insurance
Ordinary income ......................................................................................... $ 13,003,873  $ 6,870,131
U.S. Manufacturing
(a)
Ordinary income ......................................................................................... $ 81,436  $ —
U.S. Medical Devices
Ordinary income ......................................................................................... $ 22,387,105  $ 30,879,217
U.S. Oil & Gas Exploration & Production
Ordinary income ......................................................................................... $ 15,314,113  $ 20,716,909
U.S. Oil Equipment & Services
Ordinary income ......................................................................................... $ 2,710,527  $ 3,066,942
U.S. Pharmaceuticals
Ordinary income ......................................................................................... $ 10,873,203  $ 7,160,972
U.S. Real Estate
Ordinary income ......................................................................................... $ 103,765,002  $ 96,113,767

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global
iShares ETF
Year Ended
03/31/25
Year Ended
03/31/24
U.S. Regional Banks
Ordinary income ......................................................................................... $ 20,846,820  $ 29,363,126
U.S. Telecommunications
Ordinary income ......................................................................................... $ 7,393,564  $ 5,880,762
(a)
The Fund commenced operations on July 17, 2024.
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
U.S. Aerospace & Defense ...........................................
$ — $ (898,805,668) $ 1,264,739,434 $ 365,933,766
U.S. Broker-Dealers & Securities Exchanges ...............................
228,643 (152,533,090) 66,519,979 (85,784,468)
U.S. Healthcare Providers ............................................
92,416 (256,899,925) (61,441,369) (318,248,878)
U.S. Home Construction .............................................
12,111,921 (251,151,168) (678,988,293) (918,027,540)
U.S. Infrastructure .................................................
— (129,548,231) 32,567,684 (96,980,547)
U.S. Insurance ...................................................
415,025 (9,284,312) 138,270,859 129,401,572
U.S. Manufacturing ................................................
3,993 (131,669) (933,319) (1,060,995)
U.S. Medical Devices ...............................................
23,697 (484,043,899) (110,766,756) (594,786,958)
U.S. Oil & Gas Exploration & Production ..................................
156,420 (244,788,386) (57,647,341) (302,279,307)
U.S. Oil Equipment & Services .........................................
13,675 (324,186,394) (32,313,186) (356,485,905)
U.S. Pharmaceuticals ...............................................
2,578,741 (219,398,946) 47,655,116 (169,165,089)
U.S. Real Estate ..................................................
4,281,312 (587,722,037) (894,771,582) (1,478,212,307)
U.S. Regional Banks ...............................................
2,054,960 (201,184,404) (111,716,174) (310,845,618)
U.S. Telecommunications ............................................
27,215 (378,457,494) (41,031,457) (419,461,736)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Aerospace & Defense ....................................... $ 5,404,086,202  $ 1,361,793,580  $ (97,054,146) $ 1,264,739,434
U.S. Broker-Dealers & Securities Exchanges ........................... 1,252,178,455  86,921,492  (20,401,513) 66,519,979
U.S. Healthcare Providers ........................................ 747,115,826  59,504,562  (120,945,931) (61,441,369)
U.S. Home Construction ......................................... 3,154,085,925  13,904,838  (692,893,131) (678,988,293)
U.S. Infrastructure ............................................. 2,260,672,975  205,214,936  (172,647,252) 32,567,684
U.S. Insurance ............................................... 660,857,395  144,621,621  (6,350,762) 138,270,859
U.S. Manufacturing ............................................ 13,730,685  281,833  (1,215,152) (933,319)
U.S. Medical Devices ........................................... 4,881,631,571  486,696,170  (597,462,926) (110,766,756)
U.S. Oil & Gas Exploration & Production .............................. 642,618,945  28,246,083  (85,893,424) (57,647,341)
U.S. Oil Equipment & Services ..................................... 190,641,361  12,027,396  (44,340,582) (32,313,186)
U.S. Pharmaceuticals ........................................... 597,286,603  98,895,605  (51,240,489) 47,655,116
U.S. Real Estate .............................................. 4,475,778,911  20,081,497  (914,781,620) (894,700,123)
U.S. Regional Banks ........................................... 831,399,259  3,709,955  (115,426,129) (111,716,174)
U.S. Telecommunications ........................................ 416,181,884  3,094,449  (44,125,906) (41,031,457)

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Funds and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in a capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
( continued)

Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
03/31/25
Year Ended
03/31/24
iShares ETF Shares  Amount  Shares  Amount
U.S. Aerospace & Defense
Shares sold .............................................. 8,850,000  $ 1,251,926,582  9,250,000  $ 1,066,993,722
Shares redeemed .......................................... (13,850,000) (1,971,839,986) (13,750,000) (1,582,724,617)
(5,000,000) $ (719,913,404) (4,500,000) $ (515,730,895)
U.S. Broker-Dealers & Securities Exchanges
Shares sold .............................................. 12,700,000  $ 1,624,189,170  2,200,000  $ 207,204,908
Shares redeemed .......................................... (7,450,000) (1,073,038,130) (6,350,000) (578,054,115)
5,250,000  $ 551,151,040  (4,150,000) $ (370,849,207)
U.S. Healthcare Providers
Shares sold .............................................. 1,250,000  $ 64,125,604  1,450,000
(a)
$ 73,345,606
Shares redeemed .......................................... (4,200,000) (221,726,975) (9,250,000)
(a)
(472,334,282)
(2,950,000) $ (157,601,371) (7,800,000) $ (398,988,676)
U.S. Home Construction
Shares sold .............................................. 64,550,000  $ 7,040,655,299  65,000,000  $ 5,720,395,152
Shares redeemed .......................................... (67,900,000) (7,323,284,286) (59,500,000) (5,139,097,432)
(3,350,000) $ (282,628,987) 5,500,000  $ 581,297,720
U.S. Infrastructure
Shares sold .............................................. 26,750,000  $ 1,228,913,242  11,250,000  $ 441,283,546
Shares redeemed .......................................... (30,850,000) (1,413,543,354) (4,900,000) (194,057,735)
(4,100,000) $ (184,630,112) 6,350,000  $ 247,225,811
U.S. Insurance
Shares sold .............................................. 2,800,000  $ 348,536,414  2,050,000  $ 212,250,687
Shares redeemed .......................................... (2,600,000) (311,485,271) (1,750,000) (155,804,900)
200,000  $ 37,051,143  300,000  $ 56,445,787
U.S. Manufacturing
(b)
Shares sold .............................................. 540,000  $ 13,586,685  —  $ —
Shares redeemed .......................................... —  —  —  —
540,000  $ 13,586,685  —  $ —
U.S. Medical Devices
Shares sold .............................................. 16,600,000  $ 978,659,099  19,650,000  $ 1,065,528,136
Shares redeemed .......................................... (37,850,000) (2,212,060,248) (32,450,000) (1,707,028,783)
(21,250,000) $ (1,233,401,149) (12,800,000) $ (641,500,647)
U.S. Oil & Gas Exploration & Production
Shares sold .............................................. 1,800,000  $ 187,400,316  3,250,000  $ 320,767,080
Shares redeemed .......................................... (3,150,000) (304,491,541) (4,450,000) (402,219,299)
(1,350,000) $ (117,091,225) (1,200,000) $ (81,452,219)
U.S. Oil Equipment & Services
Shares sold .............................................. 2,200,000  $ 46,019,123  9,950,000  $ 232,667,021
Shares redeemed .......................................... (6,650,000) (140,610,443) (9,250,000) (192,874,100)
(4,450,000) $ (94,591,320) 700,000  $ 39,792,921
U.S. Pharmaceuticals
Shares sold .............................................. 2,500,000  $ 166,976,024  4,850,000
(c)
$ 279,165,796
Shares redeemed .......................................... (3,500,000) (237,008,810) (1,600,000)
(c)
(98,722,864)
(1,000,000) $ (70,032,786) 3,250,000  $ 180,442,932

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/25
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
U.S. Real Estate
Shares sold .............................................. 131,200,000  $ 12,330,745,870  171,450,000  $ 14,650,154,474
Shares redeemed .......................................... (141,100,000) (13,080,113,536) (162,450,000) (13,849,156,377)
(9,900,000) $ (749,367,666) 9,000,000  $ 800,998,097
U.S. Regional Banks
Shares sold .............................................. 9,150,000  $ 464,951,723  7,150,000  $ 251,127,249
Shares redeemed .......................................... (8,800,000) (412,978,030) (14,500,000) (538,518,984)
350,000  $ 51,973,693  (7,350,000) $ (287,391,735)
U.S. Telecommunications
Shares sold .............................................. 73,850,000  $ 1,963,510,598  49,650,000  $ 1,099,594,752
Shares redeemed .......................................... (70,750,000) (1,890,353,818) (52,200,000) (1,150,973,673)
3,100,000  $ 73,156,780  (2,550,000) $ (51,378,921)
(a)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a five-for-one stock split.
(b)
The Fund commenced operations on July 17, 2024.
(c)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a three-for-one stock split.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares U.S. Aerospace & Defense ETF
(1)
    iShares U.S. Broker-Dealers & Securities Exchanges ETF
(1)
    iShares U.S. Healthcare Providers ETF
(1)
    iShares U.S. Home Construction ETF
(1)
    iShares U.S. Infrastructure ETF
(1)
    iShares U.S. Insurance ETF
(1)
    iShares U.S. Manufacturing ETF
(2)
    iShares U.S. Medical Devices ETF
(1)
    iShares U.S. Oil & Gas Exploration & Production ETF
(1)
    iShares U.S. Oil Equipment & Services ETF
(1)
    iShares U.S. Pharmaceuticals ETF
(1)
    iShares U.S. Real Estate ETF
(1)
    iShares U.S. Regional Banks ETF
(1)
    iShares U.S. Telecommunications ETF
(1)
(1)
Statement of operations for the year ended March 31, 2025, statement of changes in net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025
(2)
Statement of operations, statement of changes in net assets, and the financial highlights for the period July 17, 2024 (commencement of operations) through March 31, 2025

Important Tax Information
(unaudited)

2025
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal period ended March 31, 2025 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2025 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal period ended March 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
U.S. Aerospace & Defense .............................................................................................. $ 75,435,555
U.S. Broker-Dealers & Securities Exchanges .................................................................................. 22,921,258
U.S. Healthcare Providers ............................................................................................... 8,372,808
U.S. Home Construction ................................................................................................ 47,982,344
U.S. Infrastructure .................................................................................................... 60,155,128
U.S. Insurance ...................................................................................................... 14,344,336
U.S. Manufacturing ................................................................................................... 107,710
U.S. Medical Devices .................................................................................................. 38,479,243
U.S. Oil & Gas Exploration & Production ..................................................................................... 19,041,831
U.S. Oil Equipment & Services ............................................................................................ 3,354,761
U.S. Pharmaceuticals .................................................................................................. 12,506,503
U.S. Real Estate ..................................................................................................... 2,473,567
U.S. Regional Banks .................................................................................................. 23,993,087
U.S. Telecommunications ............................................................................................... 7,264,994
iShares ETF
Qualified Business
Income
U.S. Real Estate ..................................................................................................... $ 99,192,291
iShares ETF
Dividends-Received
Deduction
U.S. Aerospace & Defense .............................................................................................. 100 .00%
U.S. Broker-Dealers & Securities Exchanges .................................................................................. 100 .00
U.S. Healthcare Providers ............................................................................................... 100 .00
U.S. Home Construction ................................................................................................ 100 .00
U.S. Infrastructure .................................................................................................... 100 .00
U.S. Insurance ...................................................................................................... 98 .46
U.S. Manufacturing ................................................................................................... 100 .00
U.S. Medical Devices .................................................................................................. 100 .00
U.S. Oil & Gas Exploration & Production ..................................................................................... 100 .00
U.S. Oil Equipment & Services ............................................................................................ 71 .11
U.S. Pharmaceuticals .................................................................................................. 99 .41
U.S. Real Estate ..................................................................................................... 0 .33
U.S. Regional Banks .................................................................................................. 100 .00
U.S. Telecommunications ............................................................................................... 100 .00

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares U.S. Real
Estate ETF and iShares U.S. Regional Banks ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was
USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares U.S. Real Estate ETF and iShares U.S. Regional Banks ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be
marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation
(“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability

Additional Information
(continued)
2025
iShares Annual Financial Statements and Additional Information
factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, MSCI Inc., or S&P Dow Jones
Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares Russell 1000 ETF | IWB | NYSE Arca
iShares Russell 1000 Growth ETF | IWF | NYSE Arca
iShares Russell 1000 Value ETF | IWD | NYSE Arca

Page
2

Important Tax Information
(unaudited)
................................................................................................. 49
Additional Information .................................................................................................... 50
Glossary of Terms Used in these Financial Statements ................................................................................ 52

iShares
®
Russell 1000 ETF
Schedule of Investments
March 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .0%
Axon Enterprise, Inc.
(a)
..................... 51,726 $ 27,205,290
Boeing Co. (The)
(a) (b)
....................... 539,036 91,932,590
BWX Technologies, Inc. .................... 65,018 6,414,026
Curtiss-Wright Corp. ....................... 27,233 8,640,214
General Dynamics Corp. .................... 196,553 53,576,417
General Electric Co. ....................... 775,561 155,228,534
HEICO Corp.
(b)
.......................... 31,718 8,474,733
HEICO Corp. , Class A ...................... 58,158 12,269,593
Hexcel Corp. ............................ 60,274 3,300,604
Howmet Aerospace, Inc. .................... 291,745 37,848,079
Huntington Ingalls Industries, Inc. .............. 28,041 5,721,486
L3Harris Technologies, Inc. .................. 136,213 28,510,743
Loar Holdings, Inc.
(a) (b)
...................... 21,765 1,537,697
Lockheed Martin Corp. ..................... 152,267 68,019,191
Northrop Grumman Corp. ................... 98,389 50,376,152
RTX Corp. ............................. 958,131 126,914,032
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
...... 84,392 2,908,148
Standardaero, Inc.
(a) (b)
...................... 50,018 1,332,479
Textron, Inc. ............................ 133,999 9,681,428
TransDigm Group, Inc. ..................... 39,206 54,233,268
Woodward, Inc. .......................... 42,124 7,687,209
761,811,913
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 83,236 8,523,366
Expeditors International of Washington, Inc. ....... 101,553 12,211,748
FedEx Corp. ............................ 159,629 38,914,358
GXO Logistics, Inc.
(a)
...................... 83,751 3,272,989
United Parcel Service, Inc. , Class B ............ 525,106 57,756,409
120,678,870
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 169,773 10,101,494
BorgWarner, Inc. ......................... 157,152 4,502,405
Gentex Corp. ........................... 167,585 3,904,730
Lear Corp. ............................. 40,047 3,532,946
QuantumScape Corp. , Class A
(a) (b)
............. 252,561 1,050,654
23,092,229
a
Automobiles  —  1 .6%
Ford Motor Co. .......................... 2,825,400 28,338,762
General Motors Co. ....................... 712,838 33,524,771
Harley-Davidson, Inc. ...................... 80,848 2,041,412
Lucid Group, Inc.
(a) (b)
....................... 711,882 1,722,754
Rivian Automotive, Inc. , Class A
(a) (b)
............. 592,021 7,370,662
Tesla, Inc.
(a)
............................. 2,002,729 519,027,248
Thor Industries, Inc. ....................... 37,372 2,833,171
594,858,780
a
Banks  —  3 .6%
Bank of America Corp. ..................... 4,798,204 200,229,053
Bank OZK ............................. 75,974 3,301,070
BOK Financial Corp. ....................... 16,292 1,696,812
Citigroup, Inc. ........................... 1,362,655 96,734,878
Citizens Financial Group, Inc. ................ 316,399 12,962,867
Columbia Banking System, Inc. ............... 148,753 3,709,900
Comerica, Inc. ........................... 94,243 5,565,992
Commerce Bancshares, Inc. ................. 90,312 5,620,116
Cullen/Frost Bankers, Inc. ................... 42,175 5,280,310
East West Bancorp, Inc. .................... 100,682 9,037,216
Fifth Third Bancorp ....................... 484,917 19,008,746
First Citizens BancShares, Inc. , Class A .......... 8,275 15,342,843
First Hawaiian, Inc. ....................... 91,465 2,235,405
Security Shares Value
a
Banks (continued)
First Horizon Corp. ........................ 374,389 $ 7,270,634
FNB Corp. ............................. 261,646 3,519,139
Huntington Bancshares, Inc. ................. 1,045,605 15,694,531
JPMorgan Chase & Co. .................... 2,024,461 496,600,283
KeyCorp ............................... 665,808 10,646,270
M&T Bank Corp. ......................... 119,938 21,438,918
NU Holdings Ltd. , Class A
(a) (b)
................. 2,337,118 23,932,088
Pinnacle Financial Partners, Inc. ............... 53,607 5,684,486
PNC Financial Services Group, Inc. (The) ........ 285,659 50,210,282
Popular, Inc. ............................ 50,201 4,637,066
Prosperity Bancshares, Inc. .................. 65,649 4,685,369
Regions Financial Corp. .................... 660,985 14,363,204
Synovus Financial Corp. .................... 102,877 4,808,471
TFS Financial Corp. ....................... 42,694 528,979
Truist Financial Corp. ...................... 960,352 39,518,485
U.S. Bancorp ........................... 1,121,427 47,346,648
Webster Financial Corp. .................... 123,815 6,382,663
Wells Fargo & Co. ........................ 2,371,497 170,249,770
Western Alliance Bancorp ................... 76,914 5,909,303
Wintrust Financial Corp. .................... 47,588 5,351,747
Zions Bancorp NA ........................ 106,016 5,285,958
1,324,789,502
a
Beverages  —  1 .2%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 6,700 1,600,228
Brown-Forman Corp. , Class A ................ 35,471 1,187,214
Brown-Forman Corp. , Class B , NVS ............ 123,964 4,207,338
Celsius Holdings, Inc.
(a) (b)
.................... 126,718 4,513,695
Coca-Cola Co. (The) ...................... 2,797,335 200,345,133
Coca-Cola Consolidated, Inc. ................. 4,429 5,979,150
Constellation Brands, Inc. , Class A ............. 113,291 20,791,164
Keurig Dr Pepper, Inc. ..................... 862,526 29,515,640
Molson Coors Beverage Co. , Class B ........... 122,695 7,468,445
Monster Beverage Corp.
(a)
................... 508,990 29,786,095
PepsiCo, Inc. ........................... 990,672 148,541,360
453,935,462
a
Biotechnology  —  2 .0%
AbbVie, Inc. ............................ 1,276,664 267,486,641
Alnylam Pharmaceuticals, Inc.
(a)
............... 92,959 25,100,789
Amgen, Inc. ............................ 386,381 120,377,001
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 74,541 1,630,212
Biogen, Inc.
(a)
........................... 105,622 14,453,314
BioMarin Pharmaceutical, Inc.
(a)
............... 135,051 9,546,755
Exact Sciences Corp.
(a) (b)
.................... 131,842 5,707,440
Exelixis, Inc.
(a)
........................... 205,917 7,602,456
Gilead Sciences, Inc. ...................... 901,078 100,965,790
GRAIL, Inc.
(a) (b)
.......................... 19,848 506,918
Incyte Corp.
(a)
........................... 114,898 6,957,074
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 111,238 3,356,050
Moderna, Inc.
(a) (b)
......................... 232,530 6,592,226
Natera, Inc.
(a)
........................... 82,891 11,721,616
Neurocrine Biosciences, Inc.
(a)
................ 71,826 7,943,956
Regeneron Pharmaceuticals, Inc. .............. 75,284 47,747,371
Roivant Sciences Ltd.
(a) (b)
................... 307,382 3,101,484
Sarepta Therapeutics, Inc.
(a)
................. 65,599 4,186,528
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 62,515 2,263,668
United Therapeutics Corp.
(a)
.................. 31,414 9,683,994
Vertex Pharmaceuticals, Inc.
(a)
................ 186,188 90,267,666
Viking Therapeutics, Inc.
(a) (b)
.................. 75,678 1,827,624
749,026,573
a
Broadline Retail  —  3 .6%
Amazon.com, Inc.
(a)
....................... 6,763,676 1,286,856,996
Coupang, Inc.
(a)
.......................... 833,496 18,278,568

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Broadline Retail (continued)
Dillard's, Inc. , Class A
(b)
..................... 2,202 $ 788,602
eBay, Inc. .............................. 345,459 23,397,938
Etsy, Inc.
(a)
............................. 83,579 3,943,257
Kohl's Corp.
(b)
........................... 79,268 648,412
Macy's, Inc. ............................ 194,354 2,441,086
Nordstrom, Inc. .......................... 67,893 1,659,984
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 43,131 5,018,723
1,343,033,566
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 87,282 5,704,751
AAON, Inc. ............................. 49,154 3,840,402
Advanced Drainage Systems, Inc. ............. 50,659 5,504,100
Allegion PLC ............................ 62,912 8,207,500
Armstrong World Industries, Inc. ............... 30,871 4,349,106
AZEK Co., Inc. (The) , Class A
(a)
............... 104,097 5,089,302
Builders FirstSource, Inc.
(a)
.................. 82,665 10,328,165
Carlisle Companies, Inc. .................... 32,502 11,066,931
Carrier Global Corp. ....................... 603,964 38,291,318
Fortune Brands Innovations, Inc. .............. 88,682 5,398,960
Hayward Holdings, Inc.
(a)
.................... 102,576 1,427,858
Johnson Controls International PLC ............ 475,134 38,062,985
Lennox International, Inc. ................... 22,902 12,844,129
Masco Corp. ............................ 154,775 10,763,053
Owens Corning .......................... 62,026 8,858,553
Simpson Manufacturing Co., Inc.
(b)
............. 30,445 4,782,301
Trane Technologies PLC .................... 162,867 54,873,150
Trex Co., Inc.
(a)
.......................... 78,739 4,574,736
233,967,300
a
Capital Markets  —  3 .4%
Affiliated Managers Group, Inc. ............... 21,182 3,559,211
Ameriprise Financial, Inc. ................... 69,305 33,551,244
Ares Management Corp. , Class A .............. 133,749 19,608,941
Bank of New York Mellon Corp. (The) ........... 517,705 43,419,918
BlackRock, Inc.
(c)
......................... 106,379 100,685,596
Blackstone, Inc. .......................... 520,866 72,806,650
Blue Owl Capital, Inc. , Class A ................ 373,780 7,490,551
Carlyle Group, Inc. (The) .................... 157,692 6,873,794
Cboe Global Markets, Inc. ................... 76,221 17,248,050
Charles Schwab Corp. (The) ................. 1,193,794 93,450,194
CME Group, Inc. , Class A ................... 258,895 68,682,255
Coinbase Global, Inc. , Class A
(a)
............... 146,217 25,182,954
Evercore, Inc. , Class A ..................... 26,015 5,195,716
FactSet Research Systems, Inc. ............... 27,386 12,450,771
Franklin Resources, Inc. .................... 204,952 3,945,326
Goldman Sachs Group, Inc. (The) ............. 217,383 118,754,159
Houlihan Lokey, Inc. , Class A ................. 37,436 6,045,914
Interactive Brokers Group, Inc. , Class A .......... 75,752 12,543,774
Intercontinental Exchange, Inc. ............... 410,046 70,732,935
Invesco Ltd. ............................ 265,213 4,023,281
Janus Henderson Group PLC ................ 92,435 3,341,525
Jefferies Financial Group, Inc. ................ 125,703 6,733,910
KKR & Co., Inc. .......................... 484,474 56,010,039
Lazard, Inc. ............................ 78,402 3,394,807
LPL Financial Holdings, Inc. .................. 53,569 17,524,563
MarketAxess Holdings, Inc. .................. 26,795 5,797,098
Moody's Corp. ........................... 113,741 52,968,046
Morgan Stanley .......................... 826,364 96,411,888
Morningstar, Inc. ......................... 19,394 5,815,679
MSCI, Inc. ............................. 54,769 30,971,870
Nasdaq, Inc. ............................ 296,344 22,480,656
Northern Trust Corp. ....................... 139,536 13,765,226
Raymond James Financial, Inc. ............... 145,954 20,274,470
Robinhood Markets, Inc. , Class A
(a)
............. 484,865 20,180,081
Security Shares Value
a
Capital Markets (continued)
S&P Global, Inc. ......................... 225,431 $ 114,541,491
SEI Investments Co. ....................... 73,349 5,694,083
State Street Corp. ........................ 211,275 18,915,451
Stifel Financial Corp. ...................... 71,459 6,735,725
T Rowe Price Group, Inc. ................... 157,830 14,499,842
TPG, Inc. , Class A ........................ 60,436 2,866,479
Tradeweb Markets, Inc. , Class A ............... 84,230 12,504,786
Virtu Financial, Inc. , Class A .................. 60,712 2,314,341
XP, Inc. , Class A ......................... 293,521 4,035,914
1,264,029,204
a
Chemicals  —  1 .3%
Air Products and Chemicals, Inc. .............. 159,734 47,108,751
Albemarle Corp. ......................... 84,320 6,072,726
Ashland, Inc. ............................ 36,179 2,145,053
Axalta Coating Systems Ltd.
(a)
................ 156,494 5,190,906
Celanese Corp. .......................... 78,164 4,437,370
CF Industries Holdings, Inc. .................. 125,210 9,785,161
Chemours Co. (The) ....................... 105,822 1,431,772
Corteva, Inc. ............................ 495,479 31,180,493
Dow, Inc. .............................. 506,419 17,684,151
DuPont de Nemours, Inc. ................... 300,929 22,473,378
Eastman Chemical Co. ..................... 82,432 7,263,084
Ecolab, Inc. ............................ 179,811 45,585,685
Element Solutions, Inc. ..................... 162,967 3,684,684
FMC Corp. ............................. 89,203 3,763,475
Huntsman Corp. ......................... 121,218 1,914,032
International Flavors & Fragrances, Inc. .......... 184,183 14,294,443
Linde PLC ............................. 346,216 161,212,018
LyondellBasell Industries N.V. , Class A .......... 187,362 13,190,285
Mosaic Co. (The) ......................... 230,149 6,216,324
NewMarket Corp. ......................... 4,908 2,780,137
Olin Corp. .............................. 82,652 2,003,484
PPG Industries, Inc. ....................... 165,856 18,136,354
RPM International, Inc. ..................... 90,966 10,522,947
Scotts Miracle-Gro Co. (The) , Class A ........... 31,666 1,738,147
Sherwin-Williams Co. (The) .................. 168,709 58,911,496
Westlake Corp. .......................... 23,459 2,346,604
501,072,960
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 249,769 51,335,022
Clean Harbors, Inc.
(a)
...................... 37,157 7,323,645
Copart, Inc.
(a) (b)
.......................... 627,665 35,519,562
MSA Safety, Inc. ......................... 27,298 4,004,344
RB Global, Inc. .......................... 132,675 13,307,302
Republic Services, Inc. ..................... 147,710 35,769,453
Rollins, Inc. ............................. 201,031 10,861,705
Tetra Tech, Inc. .......................... 189,683 5,548,228
Veralto Corp. ............................ 177,728 17,319,594
Vestis Corp. ............................ 76,653 758,865
Waste Management, Inc. .................... 288,760 66,850,828
248,598,548
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 741,248 57,431,895
Ciena Corp.
(a)
........................... 103,548 6,257,406
Cisco Systems, Inc. ....................... 2,876,124 177,485,612
F5, Inc.
(a)
.............................. 41,445 11,035,560
Juniper Networks, Inc. ..................... 233,168 8,438,350
Lumentum Holdings, Inc.
(a) (b)
................. 48,975 3,053,101
Motorola Solutions, Inc. .................... 118,546 51,900,624
Ubiquiti, Inc. ............................ 3,018 936,003
316,538,551
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2025
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Construction & Engineering  —  0 .2%
AECOM ............................... 95,302 $ 8,837,354
API Group Corp.
(a) (b)
....................... 163,581 5,849,657
Comfort Systems USA, Inc. .................. 25,326 8,163,330
EMCOR Group, Inc. ....................... 32,850 12,142,345
Everus Construction Group, Inc.
(a)
.............. 37,244 1,381,380
MasTec, Inc.
(a)
........................... 44,506 5,194,295
Quanta Services, Inc. ...................... 104,432 26,544,526
Valmont Industries, Inc. ..................... 14,102 4,024,288
WillScot Holdings Corp. , Class A
(b)
............. 134,789 3,747,134
75,884,309
a
Construction Materials  —  0 .2%
CRH PLC .............................. 494,506 43,501,693
Eagle Materials, Inc. ....................... 23,704 5,260,629
Martin Marietta Materials, Inc. ................ 44,128 21,098,921
Vulcan Materials Co. ...................... 95,241 22,219,725
92,080,968
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 197,907 7,217,668
American Express Co. ..................... 399,255 107,419,558
Capital One Financial Corp. .................. 272,361 48,834,327
Credit Acceptance Corp.
(a) (b)
.................. 4,422 2,283,300
Discover Financial Services .................. 180,736 30,851,635
OneMain Holdings, Inc. ..................... 83,579 4,085,342
SLM Corp. ............................. 151,910 4,461,597
SoFi Technologies, Inc.
(a)
.................... 763,729 8,882,168
Synchrony Financial ....................... 278,808 14,760,095
228,795,690
a
Consumer Staples Distribution & Retail  —  2 .0%
Albertsons Companies, Inc. , Class A ............ 298,339 6,560,474
BJ's Wholesale Club Holdings, Inc.
(a)
............ 95,502 10,896,778
Casey's General Stores, Inc. ................. 26,625 11,556,315
Costco Wholesale Corp. .................... 319,466 302,144,553
Dollar General Corp. ...................... 158,557 13,941,917
Dollar Tree, Inc.
(a)
......................... 145,181 10,898,738
Grocery Outlet Holding Corp.
(a) (b)
............... 66,814 934,060
Kroger Co. (The) ......................... 477,941 32,351,826
Maplebear, Inc.
(a)
......................... 123,797 4,938,262
Performance Food Group Co.
(a)
............... 111,138 8,738,781
Sysco Corp. ............................ 354,716 26,617,889
Target Corp. ............................ 332,137 34,661,817
U.S. Foods Holding Corp.
(a)
.................. 156,669 10,255,553
Walgreens Boots Alliance, Inc. ................ 516,216 5,766,133
Walmart, Inc. ............................ 3,127,487 274,562,084
754,825,180
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 1,039,100 10,079,270
AptarGroup, Inc. ......................... 47,809 7,093,899
Avery Dennison Corp. ...................... 57,618 10,254,275
Ball Corp. .............................. 212,964 11,089,036
Berry Global Group, Inc. .................... 83,900 5,857,059
Crown Holdings, Inc. ...................... 84,082 7,505,159
Graphic Packaging Holding Co. ............... 213,867 5,551,987
International Paper Co. ..................... 378,114 20,172,382
Packaging Corp. of America ................. 63,386 12,551,696
Sealed Air Corp. ......................... 104,029 3,006,438
Silgan Holdings, Inc. ....................... 61,880 3,163,306
Smurfit WestRock PLC ..................... 373,560 16,832,614
Sonoco Products Co. ...................... 72,296 3,415,263
116,572,384
a
Security Shares Value
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 101,058 $ 12,040,050
LKQ Corp. ............................. 188,374 8,013,430
Pool Corp. ............................. 26,824 8,539,421
28,592,901
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 268,334 2,184,239
Bright Horizons Family Solutions, Inc.
(a)
.......... 40,975 5,205,464
Duolingo, Inc. , Class A
(a)
.................... 26,380 8,192,045
Grand Canyon Education, Inc.
(a)
............... 21,103 3,651,241
H&R Block, Inc. .......................... 99,849 5,482,709
Service Corp. International .................. 100,670 8,073,734
32,789,432
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 157,149 9,917,673
a
Diversified Telecommunication Services  —  0 .8%
AT&T, Inc. .............................. 5,172,800 146,286,784
Frontier Communications Parent, Inc.
(a)
.......... 174,228 6,247,816
Iridium Communications, Inc. ................. 80,917 2,210,652
Liberty Global Ltd. , Class A
(a) (b)
................ 118,853 1,367,998
Liberty Global Ltd. , Class C , NVS
(a)
............. 123,262 1,475,446
Verizon Communications, Inc. ................ 3,036,563 137,738,498
295,327,194
a
Electric Utilities  —  1 .5%
Alliant Energy Corp. ....................... 184,963 11,902,369
American Electric Power Co., Inc. .............. 383,811 41,939,028
Constellation Energy Corp. .................. 226,572 45,683,712
Duke Energy Corp. ....................... 555,651 67,772,753
Edison International ....................... 274,154 16,153,154
Entergy Corp. ........................... 307,158 26,258,937
Evergy, Inc. ............................. 160,779 11,085,712
Eversource Energy ....................... 258,278 16,041,647
Exelon Corp. ............................ 719,691 33,163,361
FirstEnergy Corp. ........................ 414,235 16,743,379
IDACORP, Inc. .......................... 38,372 4,459,594
NextEra Energy, Inc. ...................... 1,481,010 104,988,799
NRG Energy, Inc. ......................... 145,279 13,868,333
OGE Energy Corp. ........................ 141,528 6,504,627
PG&E Corp. ............................ 1,572,723 27,019,381
Pinnacle West Capital Corp. ................. 81,365 7,750,016
PPL Corp. ............................. 531,638 19,197,448
Southern Co. (The) ....................... 789,274 72,573,744
Xcel Energy, Inc. ......................... 414,858 29,367,798
572,473,792
a
Electrical Equipment  —  0 .8%
Acuity, Inc. ............................. 22,206 5,847,950
AMETEK, Inc. ........................... 166,751 28,704,517
Eaton Corp. PLC ......................... 284,752 77,404,136
Emerson Electric Co. ...................... 411,130 45,076,293
GE Vernova, Inc. ......................... 195,990 59,831,827
Generac Holdings, Inc.
(a)
.................... 42,664 5,403,396
Hubbell, Inc. ............................ 38,882 12,866,443
nVent Electric PLC ........................ 118,242 6,198,246
Regal Rexnord Corp. ...................... 47,703 5,430,987
Rockwell Automation, Inc. ................... 81,435 21,041,175
Sensata Technologies Holding PLC ............ 109,615 2,660,356
Vertiv Holdings Co. , Class A ................. 257,620 18,600,164
289,065,490
a
Electronic Equipment, Instruments & Components  —  0 .5%
Amphenol Corp. , Class A ................... 850,121 55,759,436
Arrow Electronics, Inc.
(a)
.................... 38,458 3,993,094

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc. ............................. 62,584 $ 3,009,665
CDW Corp. ............................. 96,653 15,489,610
Cognex Corp. ........................... 123,948 3,697,369
Coherent Corp.
(a)
......................... 89,948 5,841,223
Corning, Inc. ............................ 551,545 25,249,730
Crane NXT Co. .......................... 34,827 1,790,108
Ingram Micro Holding Corp.
(b)
................. 12,802 227,107
IPG Photonics Corp.
(a)
..................... 21,458 1,354,858
Jabil, Inc. .............................. 76,835 10,454,938
Keysight Technologies, Inc.
(a)
................. 126,217 18,903,520
Littelfuse, Inc. ........................... 17,282 3,400,061
TD SYNNEX Corp. ........................ 54,254 5,640,246
Teledyne Technologies, Inc.
(a) (b)
............... 33,346 16,596,638
Trimble, Inc.
(a)
........................... 173,984 11,422,050
Vontier Corp. ............................ 111,654 3,667,834
Zebra Technologies Corp. , Class A
(a)
............ 36,688 10,366,561
196,864,048
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 721,507 31,710,233
Halliburton Co. .......................... 634,293 16,092,013
NOV, Inc. .............................. 287,944 4,382,508
Schlumberger N.V. ........................ 1,018,917 42,590,731
TechnipFMC PLC ........................ 306,225 9,704,270
Weatherford International PLC ................ 51,951 2,781,976
107,261,731
a
Entertainment  —  1 .7%
Electronic Arts, Inc. ....................... 190,681 27,557,218
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 15,202 1,238,507
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 151,324 13,620,673
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 13,903 934,838
Liberty Media Corp.-Liberty Live , Series C , NVS
(a)
... 33,206 2,262,657
Live Nation Entertainment, Inc.
(a) (b)
............. 114,401 14,938,483
Madison Square Garden Sports Corp. , Class A
(a)
.... 13,661 2,660,070
Netflix, Inc.
(a)
............................ 308,315 287,512,987
Playtika Holding Corp. ..................... 50,802 262,646
ROBLOX Corp. , Class A
(a)
................... 379,018 22,092,959
Roku, Inc. , Class A
(a)
...................... 91,768 6,464,138
Spotify Technology SA
(a) (b)
................... 105,833 58,211,325
Take-Two Interactive Software, Inc.
(a)
............ 124,589 25,821,070
TKO Group Holdings, Inc. , Class A ............. 56,801 8,679,761
Walt Disney Co. (The) ..................... 1,308,206 129,119,932
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 1,746,445 18,739,355
620,116,619
a
Financial Services  —  4 .8%
Affirm Holdings, Inc. , Class A
(a)
................ 186,587 8,431,867
Apollo Global Management, Inc. ............... 376,601 51,571,741
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,318,970 702,457,043
Block, Inc. , Class A
(a) (b)
..................... 402,770 21,882,494
Corpay, Inc.
(a) (b)
.......................... 49,159 17,142,727
Equitable Holdings, Inc. .................... 222,802 11,605,756
Euronet Worldwide, Inc.
(a)
................... 31,692 3,386,290
Fidelity National Information Services, Inc. ........ 388,173 28,988,760
Fiserv, Inc.
(a) (b)
........................... 408,858 90,288,112
Global Payments, Inc. ..................... 185,472 18,161,418
Jack Henry & Associates, Inc. ................ 53,026 9,682,548
Mastercard, Inc. , Class A .................... 587,595 322,072,571
MGIC Investment Corp. .................... 181,053 4,486,493
PayPal Holdings, Inc.
(a)
..................... 722,454 47,140,124
Rocket Companies, Inc. , Class A
(b)
............. 99,706 1,203,451
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 46,378 3,789,546
Toast, Inc. , Class A
(a) (b)
..................... 326,931 10,844,301
Security Shares Value
a
Financial Services (continued)
UWM Holdings Corp. , Class A ................ 67,139 $ 366,579
Visa, Inc. , Class A ........................ 1,243,108 435,659,630
Voya Financial, Inc. ....................... 69,292 4,695,226
Western Union Co. (The) ................... 201,633 2,133,277
WEX, Inc.
(a) (b)
............................ 28,603 4,491,243
1,800,481,197
a
Food Products  —  0 .7%
Archer-Daniels-Midland Co. .................. 344,611 16,544,774
Bunge Global SA ......................... 95,606 7,306,211
Conagra Brands, Inc. ...................... 344,218 9,180,294
Darling Ingredients, Inc.
(a)
................... 113,705 3,552,144
Flowers Foods, Inc. ....................... 132,905 2,526,524
Freshpet, Inc.
(a)
.......................... 33,522 2,788,025
General Mills, Inc. ........................ 397,211 23,749,246
Hershey Co. (The) ........................ 104,838 17,930,443
Hormel Foods Corp. ....................... 210,110 6,500,803
Ingredion, Inc. ........................... 46,452 6,280,775
J M Smucker Co. (The) ..................... 73,817 8,740,671
Kellanova .............................. 189,610 15,640,929
Kraft Heinz Co. (The) ...................... 639,527 19,460,807
Lamb Weston Holdings, Inc. ................. 102,538 5,465,275
McCormick & Co., Inc. , NVS ................. 182,639 15,033,016
Mondelez International, Inc. , Class A ............ 963,915 65,401,633
Pilgrim's Pride Corp. ....................... 28,345 1,545,086
Post Holdings, Inc.
(a)
....................... 34,272 3,987,890
Seaboard Corp. .......................... 145 391,082
The Campbell's Company ................... 140,290 5,600,377
Tyson Foods, Inc. , Class A .................. 204,673 13,060,184
250,686,189
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 111,713 17,268,596
MDU Resources Group, Inc. ................. 149,006 2,519,691
National Fuel Gas Co. ..................... 64,193 5,083,444
UGI Corp. .............................. 158,136 5,229,557
30,101,288
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc.
(a)
................... 12,813 972,507
CSX Corp. ............................. 1,391,252 40,944,546
JB Hunt Transport Services, Inc. .............. 59,248 8,765,742
Knight-Swift Transportation Holdings, Inc. , Class A .. 111,392 4,844,438
Landstar System, Inc. ...................... 25,671 3,855,784
Lyft, Inc. , Class A
(a)
........................ 252,768 3,000,356
Norfolk Southern Corp. ..................... 162,571 38,504,941
Old Dominion Freight Line, Inc. ............... 139,608 23,098,144
Ryder System, Inc. ........................ 30,519 4,388,937
Saia, Inc.
(a)
............................. 18,886 6,599,335
Schneider National, Inc. , Class B .............. 33,761 771,439
Uber Technologies, Inc.
(a) (b)
.................. 1,464,036 106,669,663
U-Haul Holding Co.
(a) (b)
..................... 6,398 418,173
U-Haul Holding Co. , Series N , NVS ............. 72,161 4,270,488
Union Pacific Corp. ....................... 439,346 103,791,099
XPO, Inc.
(a) (b)
............................ 81,637 8,782,509
359,678,101
a
Health Care Equipment & Supplies  —  2 .4%
Abbott Laboratories ....................... 1,246,355 165,328,991
Align Technology, Inc.
(a)
..................... 53,940 8,568,908
Baxter International, Inc. .................... 367,082 12,565,217
Becton Dickinson & Co. .................... 208,078 47,662,347
Boston Scientific Corp.
(a)
.................... 1,057,933 106,724,281
Cooper Companies, Inc. (The)
(a)
............... 139,482 11,765,307
Dentsply Sirona, Inc. ...................... 143,132 2,138,392

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2025
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Dexcom, Inc.
(a)
.......................... 281,546 $ 19,226,776
Edwards Lifesciences Corp.
(a)
................ 421,468 30,548,001
Enovis Corp.
(a) (b)
.......................... 39,667 1,515,676
Envista Holdings Corp.
(a) (b)
................... 119,247 2,058,203
GE HealthCare Technologies, Inc. ............. 328,174 26,486,923
Globus Medical, Inc. , Class A
(a)
............... 80,564 5,897,285
Hologic, Inc.
(a)
........................... 160,045 9,885,980
IDEXX Laboratories, Inc.
(a)
................... 58,654 24,631,747
Inspire Medical Systems, Inc.
(a) (b)
.............. 21,460 3,418,149
Insulet Corp.
(a)
........................... 50,490 13,259,179
Intuitive Surgical, Inc.
(a)
..................... 254,488 126,040,272
Masimo Corp.
(a)
.......................... 31,041 5,171,431
Medtronic PLC .......................... 924,960 83,116,906
Penumbra, Inc.
(a)
......................... 27,030 7,228,092
QuidelOrtho Corp.
(a)
....................... 44,793 1,566,411
ResMed, Inc. ........................... 104,241 23,334,348
Solventum Corp.
(a)
........................ 99,506 7,566,436
STERIS PLC ............................ 71,362 16,174,197
Stryker Corp. ........................... 260,557 96,992,343
Teleflex, Inc. ............................ 34,385 4,751,663
Zimmer Biomet Holdings, Inc. ................ 142,941 16,178,062
879,801,523
a
Health Care Providers & Services  —  2 .3%
Acadia Healthcare Co., Inc.
(a)
................. 65,264 1,978,804
Amedisys, Inc.
(a)
......................... 22,801 2,112,057
Cardinal Health, Inc. ....................... 175,280 24,148,326
Cencora, Inc. ........................... 124,772 34,697,845
Centene Corp.
(a)
......................... 364,171 22,108,821
Chemed Corp. ........................... 10,781 6,633,765
Cigna Group (The) ........................ 193,852 63,777,308
CVS Health Corp. ........................ 908,302 61,537,461
DaVita, Inc.
(a) (b)
.......................... 34,018 5,203,733
Elevance Health, Inc. ...................... 167,615 72,905,820
Encompass Health Corp. ................... 70,564 7,146,722
HCA Healthcare, Inc. ...................... 133,616 46,171,009
Henry Schein, Inc.
(a) (b)
...................... 88,912 6,089,583
Humana, Inc. ........................... 86,702 22,941,349
Labcorp Holdings, Inc. ..................... 60,173 14,004,664
McKesson Corp. ......................... 91,468 61,557,049
Molina Healthcare, Inc.
(a)
.................... 40,910 13,475,345
Premier, Inc. , Class A ...................... 74,002 1,426,759
Quest Diagnostics, Inc. ..................... 79,459 13,444,463
Tenet Healthcare Corp.
(a)
.................... 68,219 9,175,456
UnitedHealth Group, Inc. .................... 662,679 347,078,126
Universal Health Services, Inc. , Class B ......... 41,630 7,822,277
845,436,742
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 123,207 11,397,880
Healthcare Realty Trust, Inc. , Class A ........... 254,826 4,306,559
Healthpeak Properties, Inc. .................. 498,095 10,071,481
Medical Properties Trust, Inc.
(b)
................ 421,275 2,540,288
Omega Healthcare Investors, Inc. .............. 194,643 7,412,005
Ventas, Inc. ............................ 302,073 20,770,540
Welltower, Inc. ........................... 444,901 68,163,282
124,662,035
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 82,865 820,364
Doximity, Inc. , Class A
(a)
.................... 88,650 5,144,359
Veeva Systems, Inc. , Class A
(a)
............... 106,247 24,609,993
30,574,716
a
Security Shares Value
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 505,731 $ 7,186,437
Park Hotels & Resorts, Inc. .................. 149,001 1,591,331
8,777,768
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 308,393 36,840,628
Aramark ............................... 188,587 6,510,023
Booking Holdings, Inc. ..................... 23,845 109,851,769
Boyd Gaming Corp. ....................... 45,430 2,990,657
Caesars Entertainment, Inc.
(a) (b)
............... 155,074 3,876,850
Carnival Corp.
(a)
.......................... 740,614 14,464,191
Cava Group, Inc.
(a) (b)
....................... 54,316 4,693,446
Chipotle Mexican Grill, Inc.
(a)
................. 982,477 49,330,170
Choice Hotels International, Inc.
(b)
.............. 20,643 2,740,977
Churchill Downs, Inc. ...................... 50,045 5,558,498
Darden Restaurants, Inc. ................... 84,570 17,570,263
Domino's Pizza, Inc. ....................... 25,048 11,508,304
DoorDash, Inc. , Class A
(a)
................... 255,130 46,630,110
DraftKings, Inc. , Class A
(a)
................... 327,188 10,865,913
Dutch Bros, Inc. , Class A
(a)
.................. 78,966 4,875,361
Expedia Group, Inc. ....................... 87,846 14,766,913
Hilton Worldwide Holdings, Inc. ............... 172,853 39,332,700
Hyatt Hotels Corp. , Class A .................. 29,580 3,623,550
Las Vegas Sands Corp. .................... 252,943 9,771,188
Light & Wonder, Inc.
(a) (b)
..................... 64,898 5,620,816
Marriott International, Inc. , Class A ............. 163,115 38,853,993
Marriott Vacations Worldwide Corp. ............. 25,821 1,658,741
McDonald's Corp. ........................ 519,202 162,183,129
MGM Resorts International
(a)
................. 168,277 4,987,730
Norwegian Cruise Line Holdings Ltd.
(a)
........... 308,874 5,856,251
Penn Entertainment, Inc.
(a) (b)
................. 112,763 1,839,164
Planet Fitness, Inc. , Class A
(a)
................ 60,075 5,803,846
Royal Caribbean Cruises Ltd. ................ 170,786 35,086,276
Starbucks Corp. .......................... 815,274 79,970,227
Texas Roadhouse, Inc. ..................... 47,846 7,972,579
Travel + Leisure Co. ....................... 48,802 2,259,045
Vail Resorts, Inc. ......................... 27,542 4,407,271
Wendy's Co. (The) ........................ 126,537 1,851,236
Wingstop, Inc.
(b)
.......................... 21,431 4,834,405
Wyndham Hotels & Resorts, Inc. .............. 54,580 4,940,036
Wynn Resorts Ltd. ........................ 71,247 5,949,124
Yum! Brands, Inc. ........................ 202,430 31,854,385
801,729,765
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 204,386 25,983,592
Garmin Ltd. ............................. 111,516 24,213,469
Leggett & Platt, Inc. ....................... 98,777 781,326
Lennar Corp. , Class A ...................... 165,638 19,011,930
Lennar Corp. , Class B ..................... 8,231 897,755
Mohawk Industries, Inc.
(a)
................... 37,638 4,297,507
Newell Brands, Inc. ....................... 300,913 1,865,661
NVR, Inc.
(a)
............................. 2,021 14,640,912
PulteGroup, Inc. ......................... 146,173 15,026,584
SharkNinja, Inc.
(a)
......................... 47,576 3,968,314
Somnigroup International, Inc. ................ 122,888 7,358,533
Toll Brothers, Inc. ......................... 71,110 7,508,505
TopBuild Corp.
(a)
......................... 21,728 6,625,954
Whirlpool Corp. .......................... 38,391 3,460,181
135,640,223
a
Household Products  —  1 .1%
Church & Dwight Co., Inc. ................... 176,197 19,397,528
Clorox Co. (The) ......................... 89,126 13,123,804
Colgate-Palmolive Co. ..................... 585,151 54,828,649

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
8
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Household Products (continued)
Kimberly-Clark Corp. ...................... 238,710 $ 33,949,336
Procter & Gamble Co. (The) ................. 1,700,284 289,762,399
Reynolds Consumer Products, Inc. ............. 38,677 922,833
Spectrum Brands Holdings, Inc. ............... 19,160 1,370,898
413,355,447
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 510,290 6,337,802
Brookfield Renewable Corp. , Class A
(b)
.......... 94,591 2,640,981
Clearway Energy, Inc. , Class A ................ 24,846 707,117
Clearway Energy, Inc. , Class C ............... 59,650 1,805,605
Vistra Corp. ............................ 244,839 28,753,892
40,245,397
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 392,556 57,650,774
Honeywell International, Inc. ................. 470,448 99,617,364
157,268,138
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 205,491 4,409,837
EastGroup Properties, Inc. .................. 35,917 6,326,779
First Industrial Realty Trust, Inc. ............... 95,080 5,130,517
Lineage, Inc.
(b)
........................... 44,510 2,609,621
Prologis, Inc. ............................ 665,842 74,434,477
Rexford Industrial Realty, Inc. ................ 158,532 6,206,528
STAG Industrial, Inc. ...................... 133,680 4,828,522
103,946,281
a
Insurance  —  2 .6%
Aflac, Inc. .............................. 397,742 44,224,933
Allstate Corp. (The) ....................... 189,078 39,152,381
American Financial Group, Inc. ............... 51,794 6,802,624
American International Group, Inc. ............. 449,200 39,053,448
Aon PLC , Class A ........................ 141,326 56,401,793
Arch Capital Group Ltd. .................... 259,163 24,926,297
Arthur J Gallagher & Co. .................... 177,324 61,219,338
Assurant, Inc. ........................... 37,104 7,782,564
Assured Guaranty Ltd. ..................... 36,616 3,225,870
Axis Capital Holdings Ltd. ................... 55,324 5,545,678
Brighthouse Financial, Inc.
(a)
................. 42,213 2,447,932
Brown & Brown, Inc. ....................... 171,137 21,289,443
Chubb Ltd. ............................. 291,179 87,933,146
Cincinnati Financial Corp. ................... 111,235 16,431,634
CNA Financial Corp. ....................... 17,781 903,097
Everest Group Ltd. ........................ 30,357 11,029,609
Fidelity National Financial, Inc. ................ 186,890 12,162,801
First American Financial Corp. ................ 73,383 4,816,126
Globe Life, Inc. .......................... 59,625 7,853,805
Hanover Insurance Group, Inc. (The) ........... 25,864 4,499,043
Hartford Insurance Group, Inc. (The) ............ 208,619 25,812,429
Kemper Corp. ........................... 45,079 3,013,531
Kinsale Capital Group, Inc. .................. 15,679 7,631,126
Lincoln National Corp. ..................... 124,762 4,480,203
Loews Corp. ............................ 128,966 11,853,265
Markel Group, Inc.
(a) (b)
...................... 9,080 16,976,059
Marsh & McLennan Companies, Inc. ............ 354,827 86,588,433
MetLife, Inc. ............................ 416,976 33,479,003
Old Republic International Corp. ............... 170,543 6,688,697
Primerica, Inc. ........................... 23,771 6,763,563
Principal Financial Group, Inc. ................ 164,943 13,916,241
Progressive Corp. (The) .................... 421,109 119,178,058
Prudential Financial, Inc. .................... 258,613 28,881,900
Reinsurance Group of America, Inc. ............ 47,226 9,298,799
RenaissanceRe Holdings Ltd. ................ 36,560 8,774,400
Security Shares Value
a
Insurance (continued)
RLI Corp. .............................. 60,726 $ 4,878,120
Ryan Specialty Holdings, Inc. , Class A ........... 74,040 5,469,335
Travelers Companies, Inc. (The) ............... 162,864 43,071,013
Unum Group ............................ 122,731 9,997,667
W R Berkley Corp. ........................ 212,358 15,111,395
White Mountains Insurance Group Ltd. .......... 1,850 3,562,749
Willis Towers Watson PLC ................... 72,675 24,560,516
947,688,064
a
Interactive Media & Services  —  5 .7%
Alphabet, Inc. , Class A ..................... 4,235,606 654,994,112
Alphabet, Inc. , Class C , NVS ................. 3,496,815 546,307,407
IAC, Inc.
(a)
.............................. 52,324 2,403,765
Match Group, Inc. ........................ 185,748 5,795,338
Meta Platforms, Inc. , Class A ................. 1,578,889 910,008,464
Pinterest, Inc. , Class A
(a)
.................... 425,701 13,196,731
TripAdvisor,
Inc.
(a)
........................ 75,197 1,065,541
Trump Media & Technology Group Corp.
(a) (b)
....... 53,778 1,050,822
ZoomInfo Technologies, Inc.
(a)
................ 200,125 2,001,250
2,136,823,430
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 452,147 141,087,950
Akamai Technologies, Inc.
(a) (b)
................. 108,011 8,694,886
Amdocs Ltd. ............................ 80,426 7,358,979
Cloudflare, Inc. , Class A
(a) (b)
.................. 219,306 24,713,593
Cognizant Technology Solutions Corp. , Class A ..... 357,958 27,383,787
DXC Technology Co.
(a)
..................... 127,806 2,179,092
EPAM Systems, Inc.
(a)
...................... 39,947 6,744,652
Gartner, Inc.
(a)
........................... 54,268 22,778,450
Globant SA
(a) (b)
.......................... 30,027 3,534,778
GoDaddy, Inc. , Class A
(a)
.................... 100,692 18,138,657
International Business Machines Corp. .......... 661,045 164,375,450
Kyndryl Holdings, Inc.
(a)
..................... 164,566 5,167,372
MongoDB, Inc. , Class A
(a)
................... 52,041 9,127,991
Okta, Inc. , Class A
(a)
....................... 117,604 12,374,293
Snowflake, Inc. , Class A
(a)
................... 224,942 32,877,523
Twilio, Inc. , Class A
(a)
...................... 110,356 10,804,956
VeriSign, Inc.
(a)
.......................... 59,838 15,191,073
512,533,482
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 46,024 2,478,392
Hasbro, Inc. ............................ 100,255 6,164,680
Mattel, Inc.
(a)
............................ 243,708 4,735,247
Polaris, Inc. ............................. 36,364 1,488,742
YETI Holdings, Inc.
(a) (b)
..................... 61,649 2,040,582
16,907,643
a
Life Sciences Tools & Services  —  1 .0%
10X Genomics, Inc. , Class A
(a)
................ 76,936 671,651
Agilent Technologies, Inc. ................... 207,214 24,239,894
Avantor, Inc.
(a)
........................... 492,024 7,975,709
Azenta, Inc.
(a) (b)
.......................... 28,750 995,900
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 13,861 3,375,985
Bio-Techne Corp. ......................... 114,166 6,693,553
Bruker Corp. ............................ 78,903 3,293,411
Charles River Laboratories International, Inc.
(a)
..... 36,913 5,556,145
Danaher Corp. .......................... 464,797 95,283,385
Fortrea Holdings, Inc.
(a)
..................... 64,997 490,727
Illumina, Inc.
(a)
........................... 115,091 9,131,320
IQVIA Holdings, Inc.
(a)
...................... 129,718 22,869,283
Medpace Holdings, Inc.
(a) (b)
.................. 18,234 5,555,717
Mettler-Toledo International, Inc.
(a)
............. 14,991 17,703,022
QIAGEN N.V.
(a) (b)
......................... 154,705 6,211,406

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Repligen Corp.
(a) (b)
........................ 40,462 $ 5,148,385
Revvity, Inc. ............................ 86,792 9,182,594
Sotera Health Co.
(a) (b)
...................... 108,263 1,262,346
Thermo Fisher Scientific, Inc. ................. 275,185 136,932,056
Waters Corp.
(a)
.......................... 42,554 15,684,128
West Pharmaceutical Services, Inc. ............ 52,185 11,683,178
389,939,795
a
Machinery  —  1 .7%
AGCO Corp. ............................ 45,907 4,249,611
Allison Transmission Holdings, Inc. ............. 62,868 6,014,582
Caterpillar, Inc. .......................... 347,811 114,708,068
CNH Industrial N.V. ....................... 628,037 7,712,294
Crane Co. .............................. 34,827 5,334,800
Cummins, Inc. ........................... 98,053 30,733,732
Deere & Co. ............................ 179,581 84,286,342
Donaldson Co., Inc. ....................... 87,040 5,836,902
Dover Corp. ............................ 98,633 17,327,845
Esab Corp. ............................. 40,839 4,757,744
Flowserve Corp. ......................... 95,645 4,671,302
Fortive Corp. ............................ 249,809 18,281,023
Gates Industrial Corp. PLC
(a)
................. 169,967 3,129,092
Graco, Inc. ............................. 121,943 10,183,460
IDEX Corp. ............................. 55,041 9,960,770
Illinois Tool Works, Inc. ..................... 210,300 52,156,503
Ingersoll Rand, Inc. ....................... 290,489 23,247,835
ITT, Inc. ............................... 59,424 7,675,204
Lincoln Electric Holdings, Inc. ................ 40,246 7,612,933
Middleby Corp. (The)
(a)
..................... 38,128 5,794,693
Nordson Corp. ........................... 41,125 8,295,735
Oshkosh Corp. .......................... 46,616 4,385,633
Otis Worldwide Corp. ...................... 288,070 29,728,824
PACCAR, Inc. ........................... 370,739 36,098,856
Parker-Hannifin Corp. ...................... 92,050 55,952,593
Pentair PLC ............................ 119,767 10,477,217
RBC Bearings, Inc.
(a) (b)
..................... 20,282 6,526,139
Snap-on, Inc. ........................... 37,257 12,555,982
Stanley Black & Decker, Inc. ................. 111,718 8,588,880
Timken Co. (The) ......................... 47,899 3,442,501
Toro Co. (The) ........................... 71,254 5,183,729
Westinghouse Air Brake Technologies Corp. ....... 123,014 22,308,589
Xylem, Inc. ............................. 174,066 20,793,924
648,013,337
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 42,148 4,257,369
a
Media  —  0 .6%
Charter Communications, Inc. , Class A
(a)
......... 66,595 24,542,255
Comcast Corp. , Class A .................... 2,702,057 99,705,903
Fox Corp. , Class A , NVS .................... 159,598 9,033,247
Fox Corp. , Class B ........................ 95,555 5,036,704
Interpublic Group of Companies, Inc. (The) ....... 271,013 7,360,713
Liberty Broadband Corp. , Series A
(a)
............ 11,971 1,017,535
Liberty Broadband Corp. , Series C , NVS
(a)
........ 79,360 6,749,568
New York Times Co. (The) , Class A ............. 115,892 5,748,243
News Corp. , Class A , NVS .................. 275,253 7,492,387
News Corp. , Class B ...................... 83,369 2,531,916
Nexstar Media Group, Inc. ................... 21,799 3,906,817
Omnicom Group, Inc. ...................... 139,322 11,551,187
Paramount Global , Class A
(b)
................. 8,438 191,965
Paramount Global , Class B , NVS .............. 418,100 5,000,476
Sirius XM Holdings, Inc. .................... 154,861 3,491,341
Security Shares Value
a
Media (continued)
Trade Desk, Inc. (The) , Class A
(a)
.............. 322,215 $ 17,631,605
210,991,862
a
Metals & Mining  —  0 .4%
Alcoa Corp. ............................. 179,284 5,468,162
ATI, Inc.
(a) (b)
............................. 88,725 4,616,362
Cleveland-Cliffs, Inc.
(a) (b)
.................... 358,175 2,944,198
Freeport-McMoRan, Inc. .................... 1,033,967 39,145,991
MP Materials Corp. , Class A
(a) (b)
............... 94,440 2,305,280
Newmont Corp. .......................... 822,621 39,716,142
Nucor Corp. ............................ 168,667 20,297,387
Reliance, Inc. ........................... 38,824 11,210,430
Royal Gold, Inc. .......................... 47,009 7,686,442
Southern Copper Corp. ..................... 63,336 5,919,382
Steel Dynamics, Inc. ....................... 102,801 12,858,349
United States Steel Corp. ................... 160,450 6,780,617
158,948,742
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 587,088 5,624,303
Annaly Capital Management, Inc. .............. 404,525 8,215,903
Rithm Capital Corp. ....................... 369,540 4,231,233
Starwood Property Trust, Inc. ................. 230,585 4,558,665
22,630,104
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 191,094 19,185,838
CenterPoint Energy, Inc. .................... 465,722 16,873,108
CMS Energy Corp. ........................ 215,571 16,191,538
Consolidated Edison, Inc. ................... 248,755 27,509,816
Dominion Energy, Inc. ...................... 604,562 33,897,791
DTE Energy Co. ......................... 149,357 20,651,592
NiSource, Inc. ........................... 337,071 13,513,176
Public Service Enterprise Group, Inc. ........... 359,928 29,622,074
Sempra ............................... 457,582 32,653,052
WEC Energy Group, Inc. .................... 227,930 24,839,811
234,937,796
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 112,451 7,555,583
Cousins Properties, Inc. .................... 119,279 3,518,730
Highwoods Properties, Inc. .................. 78,054 2,313,521
Kilroy Realty Corp. ........................ 82,674 2,708,400
Vornado Realty Trust
(b)
..................... 128,087 4,737,938
20,834,172
a
Oil, Gas & Consumable Fuels  —  3 .4%
Antero Midstream Corp. .................... 243,462 4,382,316
Antero Resources Corp.
(a)
................... 207,491 8,390,936
APA Corp. ............................. 263,367 5,535,974
Cheniere Energy, Inc. ...................... 161,157 37,291,730
Chevron Corp. ........................... 1,179,472 197,313,871
Chord Energy Corp. ....................... 44,485 5,014,349
Civitas Resources, Inc. ..................... 71,856 2,507,056
ConocoPhillips .......................... 931,805 97,858,161
Coterra Energy, Inc. ....................... 525,163 15,177,211
Devon Energy Corp. ....................... 445,760 16,671,424
Diamondback Energy, Inc. ................... 136,297 21,791,164
DT Midstream, Inc. ........................ 69,234 6,679,696
EOG Resources, Inc. ...................... 403,573 51,754,202
EQT Corp. ............................. 424,090 22,659,129
Expand Energy Corp. ...................... 166,476 18,532,108
Exxon Mobil Corp. ........................ 3,168,451 376,823,877
Hess Corp. ............................. 201,626 32,205,721
HF Sinclair Corp. ......................... 115,907 3,811,022
Kinder Morgan, Inc. ....................... 1,395,269 39,807,025

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
10
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. .................. 231,440 $ 33,718,494
Matador Resources Co. .................... 84,545 4,319,404
New Fortress Energy, Inc. , Class A
(b)
............ 46,473 386,191
Occidental Petroleum Corp. .................. 491,356 24,253,332
ONEOK, Inc. ............................ 446,652 44,316,811
Ovintiv, Inc. ............................. 186,704 7,990,931
Permian Resources Corp. , Class A ............. 472,849 6,548,959
Phillips 66 .............................. 297,913 36,786,297
Range Resources Corp. .................... 168,690 6,735,792
Targa Resources Corp. ..................... 156,111 31,295,572
Texas Pacific Land Corp. .................... 13,563 17,970,839
Valero Energy Corp. ....................... 227,829 30,089,376
Viper Energy, Inc. , Class A .................. 92,221 4,163,778
Williams Companies, Inc. (The) ............... 875,777 52,336,434
1,265,119,182
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 46,012 4,232,184
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 86,922 4,278,301
American Airlines Group, Inc.
(a)
................ 475,626 5,017,854
Delta Air Lines, Inc. ....................... 465,967 20,316,161
Southwest Airlines Co. ..................... 431,654 14,494,941
United Airlines Holdings, Inc.
(a)
................ 237,155 16,375,553
60,482,810
a
Personal Care Products  —  0 .1%
BellRing Brands, Inc.
(a)
..................... 93,711 6,977,721
Coty, Inc. , Class A
(a)
....................... 279,255 1,527,525
elf Beauty, Inc.
(a) (b)
........................ 38,033 2,388,092
Estee Lauder Companies, Inc. (The) , Class A ...... 166,627 10,997,382
Kenvue, Inc. ............................ 1,377,988 33,044,152
54,934,872
a
Pharmaceuticals  —  3 .3%
Bristol-Myers Squibb Co. .................... 1,460,223 89,059,001
Elanco Animal Health, Inc.
(a)
.................. 351,239 3,688,009
Eli Lilly & Co. ........................... 576,884 476,454,264
Intra-Cellular Therapies, Inc.
(a)
................ 74,001 9,762,212
Jazz Pharmaceuticals PLC
(a) (b)
................ 42,506 5,277,120
Johnson & Johnson ....................... 1,738,265 288,273,868
Merck & Co., Inc. ......................... 1,827,191 164,008,664
Organon & Co. .......................... 190,122 2,830,917
Perrigo Co. PLC ......................... 98,360 2,758,014
Pfizer, Inc. ............................. 4,083,471 103,475,155
Royalty Pharma PLC , Class A ................ 281,564 8,765,087
Viatris, Inc. ............................. 864,020 7,525,614
Zoetis, Inc. , Class A ....................... 325,350 53,568,878
1,215,446,803
a
Professional Services  —  0 .9%
Amentum Holdings, Inc.
(a)
................... 107,097 1,949,165
Automatic Data Processing, Inc. ............... 295,891 90,403,577
Booz Allen Hamilton Holding Corp. , Class A ....... 92,201 9,642,381
Broadridge Financial Solutions, Inc. ............ 83,986 20,363,246
CACI International, Inc. , Class A
(a)
............. 15,807 5,799,904
Clarivate PLC
(a) (b)
......................... 293,654 1,154,060
Concentrix Corp. ......................... 32,675 1,818,037
Dayforce, Inc.
(a) (b)
......................... 108,523 6,330,147
Dun & Bradstreet Holdings, Inc. ............... 217,838 1,947,472
Equifax, Inc. ............................ 88,427 21,537,280
FTI Consulting, Inc.
(a)
...................... 25,337 4,157,295
Genpact Ltd. ............................ 125,719 6,333,723
Jacobs Solutions, Inc. ...................... 88,489 10,697,435
KBR, Inc. .............................. 93,963 4,680,297
Security Shares Value
a
Professional Services (continued)
Leidos Holdings, Inc. ...................... 96,996 $ 13,088,640
ManpowerGroup, Inc. ...................... 33,975 1,966,473
Parsons Corp.
(a)
.......................... 32,867 1,946,055
Paychex, Inc. ........................... 231,408 35,701,626
Paycom Software, Inc. ..................... 37,176 8,122,212
Paycor HCM, Inc.
(a) (b)
...................... 61,393 1,377,659
Paylocity Holding Corp.
(a)
................... 31,599 5,919,757
Robert Half, Inc. ......................... 74,278 4,051,865
Science Applications International Corp. ......... 34,957 3,924,622
SS&C Technologies Holdings, Inc. ............. 154,590 12,912,903
TransUnion ............................. 139,331 11,563,080
Verisk Analytics, Inc. ....................... 101,225 30,126,585
317,515,496
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 219,796 28,744,921
CoStar Group, Inc.
(a)
....................... 300,284 23,791,501
Howard Hughes Holdings, Inc.
(a) (b)
.............. 23,696 1,755,400
Jones Lang LaSalle, Inc.
(a)
................... 34,526 8,559,341
Seaport Entertainment Group, Inc.
(a) (b)
........... 5,902 126,716
Zillow Group, Inc. , Class A
(a) (b)
................ 33,826 2,261,606
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 111,155 7,620,787
72,860,272
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 243,888 9,221,405
AvalonBay Communities, Inc. ................ 102,075 21,907,337
Camden Property Trust ..................... 75,267 9,205,154
Equity LifeStyle Properties, Inc. ............... 136,533 9,106,751
Equity Residential ........................ 272,574 19,510,847
Essex Property Trust, Inc. ................... 45,951 14,087,198
Invitation Homes, Inc. ...................... 437,779 15,256,598
Mid-America Apartment Communities, Inc. ........ 84,367 14,138,222
Sun Communities, Inc. ..................... 88,399 11,371,648
UDR, Inc. .............................. 237,395 10,723,132
134,528,292
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 73,360 5,662,658
Brixmor Property Group, Inc. ................. 212,576 5,643,893
Federal Realty Investment Trust ............... 61,367 6,002,920
Kimco Realty Corp. ....................... 475,377 10,097,007
NNN REIT, Inc. .......................... 133,512 5,694,287
Realty Income Corp. ....................... 629,933 36,542,413
Regency Centers Corp. .................... 129,647 9,562,763
Simon Property Group, Inc. .................. 232,720 38,650,138
117,856,079
a
Semiconductors & Semiconductor Equipment  —  9 .0%
Advanced Micro Devices, Inc.
(a)
............... 1,159,460 119,122,920
Allegro MicroSystems, Inc.
(a)
................. 88,762 2,230,589
Amkor Technology, Inc. ..................... 81,146 1,465,497
Analog Devices, Inc. ....................... 356,532 71,901,809
Applied Materials, Inc. ..................... 586,364 85,093,144
Astera Labs, Inc.
(a) (b)
....................... 78,166 4,664,165
Broadcom, Inc. .......................... 3,314,205 554,897,343
Cirrus Logic, Inc.
(a)
........................ 38,966 3,883,157
Enphase Energy, Inc.
(a) (b)
.................... 94,808 5,882,836
Entegris, Inc. ............................ 107,999 9,447,753
First Solar, Inc.
(a)
......................... 77,076 9,744,719
GlobalFoundries, Inc.
(a) (b)
.................... 72,732 2,684,538
Intel Corp. ............................. 3,123,230 70,928,553
KLA Corp. .............................. 95,799 65,124,160
Lam Research Corp. ...................... 928,060 67,469,962
Lattice Semiconductor Corp.
(a)
................ 98,424 5,162,339

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2025
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc.
(a)
..... 44,903 $ 4,507,363
Marvell Technology, Inc. .................... 619,243 38,126,792
Microchip Technology, Inc. ................... 381,654 18,475,870
Micron Technology, Inc. ..................... 793,772 68,970,849
MKS Instruments, Inc. ..................... 47,486 3,806,003
Monolithic Power Systems, Inc. ............... 33,798 19,602,164
NVIDIA Corp. ........................... 16,863,389 1,827,654,100
ON Semiconductor Corp.
(a)
.................. 308,370 12,547,575
Onto Innovation, Inc.
(a)
..................... 35,184 4,269,227
Qorvo, Inc.
(a)
............................ 69,259 5,015,044
QUALCOMM, Inc. ........................ 804,612 123,596,449
Skyworks Solutions, Inc. .................... 116,010 7,497,726
Teradyne, Inc. ........................... 112,878 9,323,723
Texas Instruments, Inc. ..................... 655,558 117,803,773
Universal Display Corp. .................... 33,434 4,663,374
Wolfspeed, Inc.
(a) (b)
........................ 88,302 270,204
3,345,833,720
a
Software  —  9 .8%
Adobe, Inc.
(a)
............................ 313,635 120,288,432
ANSYS, Inc.
(a)
........................... 62,921 19,918,272
Appfolio, Inc. , Class A
(a)
.................... 16,698 3,671,890
AppLovin Corp. , Class A
(a)
................... 189,348 50,171,540
Atlassian Corp. , Class A
(a)
................... 114,881 24,378,897
Autodesk, Inc.
(a)
.......................... 155,648 40,748,646
Bentley Systems, Inc. , Class B ................ 100,768 3,964,213
BILL Holdings, Inc.
(a)
....................... 73,566 3,375,944
Cadence Design Systems, Inc.
(a)
.............. 196,237 49,908,956
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 348,302 3,145,167
Confluent, Inc. , Class A
(a)
................... 181,418 4,252,438
Crowdstrike Holdings, Inc. , Class A
(a)
............ 166,127 58,573,058
Datadog, Inc. , Class A
(a)
.................... 218,861 21,713,200
DocuSign, Inc.
(a)
......................... 144,376 11,752,206
Dolby Laboratories, Inc. , Class A .............. 41,246 3,312,466
DoubleVerify Holdings, Inc.
(a)
................. 98,996 1,323,577
Dropbox, Inc. , Class A
(a) (b)
................... 160,171 4,278,167
Dynatrace, Inc.
(a)
......................... 213,078 10,046,628
Elastic N.V.
(a) (b)
........................... 62,828 5,597,975
Fair Isaac Corp.
(a)
......................... 17,086 31,509,318
Five9, Inc.
(a)
............................ 51,701 1,403,682
Fortinet, Inc.
(a)
........................... 454,346 43,735,346
Gen Digital, Inc. .......................... 391,523 10,391,020
Gitlab, Inc. , Class A
(a) (b)
..................... 89,271 4,195,737
Guidewire Software, Inc.
(a) (b)
.................. 59,486 11,145,297
HubSpot, Inc.
(a)
.......................... 35,188 20,102,553
Informatica, Inc. , Class A
(a)
.................. 58,263 1,016,689
Intuit, Inc. .............................. 196,725 120,787,183
Manhattan Associates, Inc.
(a)
................. 44,081 7,627,776
Microsoft Corp. .......................... 5,359,075 2,011,743,164
MicroStrategy, Inc. , Class A
(a) (b)
................ 166,457 47,984,559
nCino, Inc.
(a) (b)
........................... 59,441 1,632,844
Nutanix, Inc. , Class A
(a)
..................... 180,549 12,604,126
Oracle Corp. ............................ 1,151,766 161,028,405
Palantir Technologies, Inc. , Class A
(a)
........... 1,483,372 125,196,597
Palo Alto Networks, Inc.
(a) (b)
.................. 464,046 79,184,809
Pegasystems, Inc. ........................ 32,894 2,286,791
Procore Technologies, Inc.
(a) (b)
................ 75,764 5,001,939
PTC, Inc.
(a) (b)
............................ 85,276 13,213,516
RingCentral, Inc. , Class A
(a)
.................. 61,727 1,528,361
Roper Technologies, Inc. .................... 77,008 45,402,377
Salesforce, Inc. .......................... 665,908 178,703,071
SentinelOne, Inc. , Class A
(a)
.................. 198,580 3,610,184
ServiceNow, Inc.
(a)
........................ 148,181 117,972,821
Synopsys, Inc.
(a)
......................... 111,103 47,646,522
Teradata Corp.
(a)
......................... 72,825 1,637,106
Security Shares Value
a
Software (continued)
Tyler Technologies, Inc.
(a)
................... 30,531 $ 17,750,418
UiPath, Inc. , Class A
(a) (b)
.................... 320,808 3,304,322
Unity Software, Inc.
(a) (b)
..................... 222,319 4,355,229
Workday, Inc. , Class A
(a)
.................... 152,206 35,544,667
Zoom Communications, Inc. , Class A
(a)
.......... 190,565 14,057,980
Zscaler, Inc.
(a)
........................... 67,287 13,351,087
3,637,077,168
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 336,234 73,164,518
Crown Castle, Inc. ........................ 314,016 32,729,888
CubeSmart ............................. 160,391 6,850,300
Digital Realty Trust, Inc. .................... 239,166 34,270,096
EPR Properties .......................... 52,729 2,774,073
Equinix, Inc. ............................ 69,588 56,738,576
Extra Space Storage, Inc. ................... 150,930 22,411,596
Gaming and Leisure Properties, Inc. ............ 186,310 9,483,179
Iron Mountain, Inc. ........................ 210,202 18,085,780
Lamar Advertising Co. , Class A ............... 63,567 7,232,653
Millrose Properties, Inc. , Class A
(a)
............. 92,540 2,453,235
National Storage Affiliates Trust ............... 49,258 1,940,765
Public Storage ........................... 113,897 34,088,233
Rayonier, Inc. ........................... 109,597 3,055,564
SBA Communications Corp. , Class A ............ 77,791 17,114,798
VICI Properties, Inc. ....................... 756,838 24,688,056
Weyerhaeuser Co. ........................ 522,671 15,303,807
362,385,117
a
Specialty Retail  —  2 .0%
Advance Auto Parts, Inc. .................... 43,402 1,701,792
AutoNation, Inc.
(a)
......................... 18,507 2,996,653
AutoZone, Inc.
(a)
......................... 12,179 46,435,848
Bath & Body Works, Inc. .................... 155,231 4,706,604
Best Buy Co., Inc. ........................ 155,081 11,415,512
Burlington Stores, Inc.
(a)
.................... 45,601 10,868,086
CarMax, Inc.
(a) (b)
.......................... 110,314 8,595,667
Carvana Co. , Class A
(a) (b)
.................... 78,179 16,345,665
Dick's Sporting Goods, Inc. .................. 40,849 8,233,524
Five Below, Inc.
(a)
......................... 39,218 2,938,409
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 75,905 6,108,075
GameStop Corp. , Class A
(a) (b)
................. 283,483 6,327,341
Gap, Inc. (The) .......................... 141,755 2,921,571
Home Depot, Inc. (The) .................... 714,754 261,950,193
Lithia Motors, Inc. , Class A .................. 19,256 5,652,406
Lowe's Companies, Inc. .................... 407,137 94,956,563
Murphy USA, Inc. ........................ 13,506 6,345,254
O'Reilly Automotive, Inc.
(a)
................... 41,596 59,589,598
Penske Automotive Group, Inc. ............... 12,787 1,841,072
RH
(a)
................................. 10,483 2,457,320
Ross Stores, Inc. ......................... 234,664 29,987,713
TJX Companies, Inc. (The) .................. 815,805 99,365,049
Tractor Supply Co. ........................ 382,697 21,086,605
Ulta Beauty, Inc.
(a)
........................ 33,745 12,368,892
Valvoline, Inc.
(a)
.......................... 93,885 3,268,137
Wayfair, Inc. , Class A
(a) (b)
.................... 68,992 2,209,814
Williams-Sonoma, Inc. ..................... 87,793 13,880,073
744,553,436
a
Technology Hardware, Storage & Peripherals  —  6 .6%
Apple, Inc. ............................. 10,617,453 2,358,454,835
Dell Technologies, Inc. , Class C ............... 196,461 17,907,420
Hewlett Packard Enterprise Co. ............... 939,631 14,498,506
HP, Inc. ............................... 675,172 18,695,513
NetApp, Inc. ............................ 146,178 12,840,276
Pure Storage, Inc. , Class A
(a)
................. 221,761 9,817,359

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
SanDisk Corp.
(a)
.......................... 83,100 $ 3,956,391
Super Micro Computer, Inc.
(a) (b)
................ 356,580 12,209,299
Western Digital Corp.
(a)
..................... 249,353 10,081,342
2,458,460,941
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Amer Sports, Inc.
(a) (b)
...................... 42,034 1,123,569
Birkenstock Holding PLC
(a) (b)
................. 28,195 1,292,741
Capri Holdings Ltd.
(a) (b)
..................... 82,186 1,621,530
Carter's, Inc. ............................ 26,700 1,092,030
Columbia Sportswear Co. ................... 25,079 1,898,229
Crocs, Inc.
(a)
............................ 41,004 4,354,625
Deckers Outdoor Corp.
(a)
.................... 109,734 12,269,359
Lululemon Athletica, Inc.
(a) (b)
.................. 83,697 23,691,273
NIKE, Inc. , Class B ....................... 853,384 54,172,816
PVH Corp. ............................. 38,891 2,513,914
Ralph Lauren Corp. , Class A ................. 28,379 6,264,380
Skechers USA, Inc. , Class A
(a)
................ 93,581 5,313,529
Tapestry, Inc. ............................ 168,539 11,866,831
Under Armour, Inc. , Class A
(a) (b)
............... 141,060 881,625
Under Armour, Inc. , Class C , NVS
(a)
............ 141,126 839,700
VF Corp. .............................. 254,675 3,952,556
133,148,707
a
Tobacco  —  0 .7%
Altria Group, Inc. ......................... 1,224,366 73,486,448
Philip Morris International, Inc. ................ 1,120,162 177,803,314
251,289,762
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 74,182 3,583,732
Core & Main, Inc. , Class A
(a) (b)
................ 138,623 6,696,877
Fastenal Co. ............................ 412,145 31,961,845
Ferguson Enterprises, Inc. ................... 144,028 23,077,607
MSC Industrial Direct Co., Inc. , Class A .......... 33,975 2,638,838
SiteOne Landscape Supply, Inc.
(a) (b)
............. 32,819 3,985,539
United Rentals, Inc. ....................... 47,244 29,607,815
Watsco, Inc. ............................ 24,952 12,683,102
Security Shares Value
a
Trading Companies & Distributors (continued)
WESCO International, Inc. ................... 30,080 $ 4,671,424
WW Grainger, Inc. ........................ 31,301 30,920,067
149,826,846
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 140,005 20,653,539
Essential Utilities, Inc. ...................... 181,872 7,189,400
27,842,939
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 70,458 —
T-Mobile U.S., Inc. ........................ 339,387 90,517,907
90,517,907
a
Total Long-Term Investments — 99.8%
(Cost: $ 33,584,478,777 ) .............................. 37,086,804,008
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(c) (e) (f)
...................... 337,352,894 337,521,570
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (e)
............................ 55,868,399 55,868,399
a
Total Short-Term Securities — 1.0%
(Cost: $ 393,208,468 ) ................................ 393,389,969
Total Investments — 100.8%
(Cost: $ 33,977,687,245 ) .............................. 37,480,193,977
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (314,555,358)
Net Assets — 100.0% ................................. $ 37,165,638,619
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ 143,393,796 $ 194,078,632
(a)
$ — $ 25,442 $ 23,700 $ 337,521,570 337,352,894 $ 1,448,501
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... 47,277,823 8,590,576
(a)
— — — 55,868,399 55,868,399 2,925,176 —
BlackRock, Inc. ...... 91,044,209 38,161,965 (40,120,886) 14,810,592 (3,210,284) 100,685,596 106,379 2,178,316 —
$ 14,836,034 $ (3,186,584)
$ 494,075,565
$ 6,551,993 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2025
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 246 06/20/25 $ 69,535 $ 805,180
E-Mini S&P MidCap 400 Index ............................................................. 18 06/20/25 5,289 89,218
$ 894,398
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 894,398 $ — $ — $ — $ 894,398
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 1,635,239 $ — $ — $ — $ 1,635,239
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (780,092) $ — $ — $ — $ (780,092)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 70,358,118
a

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 ETF
14
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 37,086,804,008  $ —  $ —  $ 37,086,804,008
Short-Term Securities
Money Market Funds ...................................... 393,389,969  —  —  393,389,969
$ 37,480,193,977  $ —  $ —  $ 37,480,193,977
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 894,398  $ —  $ —  $ 894,398
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
March 31, 2025
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .7%
Axon Enterprise, Inc.
(a)
..................... 270,461 $ 142,248,963
Boeing Co. (The)
(a)
........................ 457,540 78,033,447
BWX Technologies, Inc. .................... 69,644 6,870,380
General Electric Co. ....................... 862,999 172,729,250
HEICO Corp.
(b)
.......................... 164,285 43,895,309
HEICO Corp. , Class A ...................... 302,735 63,868,003
Howmet Aerospace, Inc.
(b)
................... 92,131 11,952,155
Loar Holdings, Inc.
(a) (b)
...................... 118,634 8,381,492
Lockheed Martin Corp. ..................... 251,673 112,424,846
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
...... 52,368 1,804,601
Standardaero, Inc.
(a) (b)
...................... 125,373 3,339,937
TransDigm Group, Inc. ..................... 41,011 56,730,106
702,278,489
a
Air Freight & Logistics  —  0 .0%
Expeditors International of Washington, Inc. ....... 85,298 10,257,084
a
Automobiles  —  2 .8%
Tesla, Inc.
(a)
............................. 10,365,081 2,686,214,392
a
Banks  —  0 .1%
NU Holdings Ltd. , Class A
(a) (b)
................. 12,095,728 123,860,255
Popular, Inc. ............................ 26,539 2,451,407
126,311,662
a
Beverages  —  1 .4%
Boston Beer Co., Inc. (The) , Class A
(a) (b)
.......... 6,664 1,591,630
Celsius Holdings, Inc.
(a)
..................... 656,350 23,379,187
Coca-Cola Co. (The) ...................... 8,295,636 594,133,450
Monster Beverage Corp.
(a)
................... 2,107,420 123,326,218
PepsiCo, Inc. ........................... 4,050,469 607,327,322
1,349,757,807
a
Biotechnology  —  1 .7%
AbbVie, Inc. ............................ 2,854,367 598,046,974
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 426,392 115,134,368
Amgen, Inc. ............................ 1,557,955 485,380,880
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 399,147 8,729,345
Exact Sciences Corp.
(a) (b)
.................... 268,552 11,625,616
Exelixis, Inc.
(a)
........................... 872,261 32,203,876
Incyte Corp.
(a)
........................... 34,034 2,060,759
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 542,333 16,362,187
Natera, Inc.
(a) (b)
.......................... 426,799 60,353,647
Neurocrine Biosciences, Inc.
(a) (b)
............... 371,724 41,112,674
Regeneron Pharmaceuticals, Inc. .............. 32,729 20,757,714
Sarepta Therapeutics, Inc.
(a)
................. 341,161 21,772,895
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 327,611 11,862,794
Vertex Pharmaceuticals, Inc.
(a) (b)
............... 482,097 233,730,267
Viking Therapeutics, Inc.
(a) (b)
.................. 396,099 9,565,791
1,668,699,787
a
Broadline Retail  —  6 .7%
Amazon.com, Inc.
(a)
....................... 33,516,301 6,376,811,428
Coupang, Inc.
(a)
.......................... 4,317,293 94,678,236
Etsy, Inc.
(a) (b)
............................ 273,973 12,926,046
6,484,415,710
a
Building Products  —  0 .3%
AAON, Inc.
(b)
............................ 251,143 19,621,803
Advanced Drainage Systems, Inc. ............. 99,040 10,760,696
Armstrong World Industries, Inc. ............... 54,645 7,698,388
AZEK Co., Inc. (The) , Class A
(a)
............... 370,106 18,094,482
Builders FirstSource, Inc.
(a)
.................. 39,452 4,929,133
Carlisle Companies, Inc. .................... 22,541 7,675,210
Security Shares Value
a
Building Products (continued)
Lennox International, Inc. ................... 119,455 $ 66,993,948
Simpson Manufacturing Co., Inc.
(b)
............. 14,398 2,261,638
Trane Technologies PLC .................... 287,869 96,988,823
Trex Co., Inc.
(a) (b)
......................... 398,201 23,135,478
258,159,599
a
Capital Markets  —  1 .8%
Ameriprise Financial, Inc. ................... 327,067 158,336,405
Ares Management Corp. , Class A .............. 689,663 101,111,492
Blackstone, Inc. .......................... 2,690,654 376,099,616
Blue Owl Capital, Inc. , Class A ................ 1,953,638 39,150,906
Charles Schwab Corp. (The) ................. 617,861 48,366,159
Coinbase Global, Inc. , Class A
(a)
............... 634,431 109,268,051
FactSet Research Systems, Inc. ............... 50,165 22,807,016
Goldman Sachs Group, Inc. (The) ............. 302,641 165,329,752
Houlihan Lokey, Inc. , Class A ................. 18,624 3,007,776
Jefferies Financial Group, Inc. ................ 183,438 9,826,774
KKR & Co., Inc. .......................... 723,216 83,611,002
Lazard, Inc. ............................ 381,832 16,533,326
LPL Financial Holdings, Inc. .................. 277,475 90,773,172
Moody's Corp. ........................... 589,205 274,386,876
Morgan Stanley .......................... 252,323 29,438,524
Morningstar, Inc. ......................... 99,489 29,833,766
MSCI, Inc. ............................. 164,062 92,777,061
TPG, Inc. , Class A ........................ 75,775 3,594,008
Tradeweb Markets, Inc. , Class A ............... 170,889 25,370,181
XP, Inc. , Class A ......................... 148,886 2,047,183
1,681,669,046
a
Chemicals  —  0 .5%
Celanese Corp. .......................... 105,067 5,964,654
Chemours Co. (The) ....................... 39,845 539,103
Ecolab, Inc. ............................ 807,962 204,834,526
RPM International, Inc. ..................... 107,066 12,385,395
Sherwin-Williams Co. (The) .................. 796,649 278,181,864
501,905,542
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 1,223,408 251,447,046
Copart, Inc.
(a) (b)
.......................... 3,030,649 171,504,427
Rollins, Inc. ............................. 1,041,509 56,272,731
Tetra Tech, Inc. .......................... 215,186 6,294,191
Veralto Corp. ............................ 414,282 40,371,781
Waste Management, Inc. .................... 1,495,193 346,152,131
872,042,307
a
Communications Equipment  —  0 .5%
Arista Networks, Inc.
(a)
..................... 3,841,906 297,670,877
Motorola Solutions, Inc. .................... 292,471 128,046,728
Ubiquiti, Inc. ............................ 6,761 2,096,857
427,814,462
a
Construction & Engineering  —  0 .1%
Comfort Systems USA, Inc. .................. 131,002 42,225,875
EMCOR Group, Inc. ....................... 67,021 24,772,972
Quanta Services, Inc.
(b)
..................... 165,683 42,113,305
WillScot Holdings Corp. , Class A
(b)
............. 196,176 5,453,693
114,565,845
a
Construction Materials  —  0 .1%
Eagle Materials, Inc.
(b)
...................... 93,873 20,833,235
Martin Marietta Materials, Inc. ................ 12,907 6,171,224
Vulcan Materials Co. ...................... 127,269 29,691,857
56,696,316
a

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
16
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Consumer Finance  —  0 .2%
Ally Financial, Inc. ........................ 135,009 $ 4,923,778
American Express Co. ..................... 774,857 208,475,276
Credit Acceptance Corp.
(a) (b)
.................. 18,243 9,419,773
SoFi Technologies, Inc.
(a) (b)
.................. 629,069 7,316,073
230,134,900
a
Consumer Staples Distribution & Retail  —  1 .7%
Casey's General Stores, Inc.
(b)
................ 23,848 10,350,986
Costco Wholesale Corp. .................... 1,653,372 1,563,726,170
Performance Food Group Co.
(a)
............... 82,180 6,461,813
Sysco Corp. ............................ 1,137,789 85,379,687
1,665,918,656
a
Containers & Packaging  —  0 .0%
Avery Dennison Corp. ...................... 112,575 20,034,973
Sealed Air Corp. ......................... 28,290 817,581
20,852,554
a
Distributors  —  0 .1%
Pool Corp. ............................. 138,932 44,229,002
a
Diversified Consumer Services  —  0 .1%
Bright Horizons Family Solutions, Inc.
(a)
.......... 31,234 3,967,967
Duolingo, Inc. , Class A
(a)
.................... 140,246 43,551,993
Grand Canyon Education, Inc.
(a)
............... 34,101 5,900,155
H&R Block, Inc. .......................... 97,762 5,368,112
58,788,227
a
Diversified Telecommunication Services  —  0 .0%
Iridium Communications, Inc. ................. 39,387 1,076,053
a
Electric Utilities  —  0 .1%
Constellation Energy Corp. .................. 186,686 37,641,498
NRG Energy, Inc. ......................... 308,258 29,426,309
67,067,807
a
Electrical Equipment  —  0 .1%
Generac Holdings, Inc.
(a)
.................... 106,112 13,439,085
Rockwell Automation, Inc. ................... 39,062 10,092,840
Vertiv Holdings Co. , Class A ................. 1,334,516 96,352,055
119,883,980
a
Electronic Equipment, Instruments & Components  —  0 .2%
Amphenol Corp. , Class A ................... 2,567,717 168,416,558
CDW Corp. ............................. 251,892 40,368,212
Cognex Corp. ........................... 33,528 1,000,140
Ingram Micro Holding Corp.
(b)
................. 16,017 284,142
Jabil, Inc. .............................. 32,537 4,427,310
Zebra Technologies Corp. , Class A
(a)
............ 40,808 11,530,708
226,027,070
a
Energy Equipment & Services  —  0 .0%
Weatherford International PLC ................ 268,916 14,400,452
a
Entertainment  —  2 .1%
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 29,841 2,431,146
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 278,264 25,046,543
Live Nation Entertainment, Inc.
(a) (b)
............. 588,574 76,855,993
Madison Square Garden Sports Corp. , Class A
(a)
.... 5,373 1,046,230
Netflix, Inc.
(a)
............................ 1,595,702 1,488,039,986
ROBLOX Corp. , Class A
(a) (b)
.................. 1,957,717 114,115,324
Roku, Inc. , Class A
(a)
...................... 71,955 5,068,510
Spotify Technology SA
(a) (b)
................... 547,955 301,391,689
TKO Group Holdings, Inc. , Class A
(b)
............ 40,749 6,226,855
2,020,222,276
a
Security Shares Value
a
Financial Services  —  4 .7%
Apollo Global Management, Inc. ............... 1,455,064 $ 199,256,464
Block, Inc. , Class A
(a) (b)
..................... 873,870 47,477,357
Corpay, Inc.
(a)
........................... 251,507 87,705,521
Equitable Holdings, Inc. .................... 1,144,487 59,616,328
Fiserv, Inc.
(a)
............................ 671,552 148,298,828
Mastercard, Inc. , Class A .................... 3,041,145 1,666,912,397
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 228,382 18,661,093
Toast, Inc. , Class A
(a)
...................... 1,725,230 57,225,879
UWM Holdings Corp. , Class A ................ 234,124 1,278,317
Visa, Inc. , Class A ........................ 6,433,649 2,254,736,629
Western Union Co. (The) ................... 170,221 1,800,938
WEX, Inc.
(a) (b)
............................ 14,030 2,202,991
4,545,172,742
a
Food Products  —  0 .0%
Freshpet, Inc.
(a)
.......................... 56,594 4,706,923
Hershey Co. (The) ........................ 75,605 12,930,723
Lamb Weston Holdings, Inc. ................. 169,267 9,021,931
Pilgrim's Pride Corp. ....................... 14,012 763,794
27,423,371
a
Ground Transportation  —  1 .1%
Avis Budget Group, Inc.
(a)
................... 25,549 1,939,169
Lyft, Inc. , Class A
(a) (b)
....................... 954,481 11,329,689
Old Dominion Freight Line, Inc. ............... 721,042 119,296,399
Saia, Inc.
(a) (b)
............................ 57,648 20,143,941
Uber Technologies, Inc.
(a) (b)
.................. 7,579,850 552,267,871
U-Haul Holding Co.
(a) (b)
..................... 11,425 746,738
U-Haul Holding Co. , Series N , NVS
(b)
........... 161,821 9,576,567
Union Pacific Corp. ....................... 1,089,740 257,440,178
XPO, Inc.
(a)
............................. 426,061 45,835,642
1,018,576,194
a
Health Care Equipment & Supplies  —  1 .3%
Align Technology, Inc.
(a)
..................... 163,695 26,004,588
Dexcom, Inc.
(a)
.......................... 1,454,405 99,321,317
Edwards Lifesciences Corp.
(a)
................ 414,833 30,067,096
GE HealthCare Technologies, Inc.
(b)
............ 159,333 12,859,766
IDEXX Laboratories, Inc.
(a)
................... 302,983 127,237,711
Inspire Medical Systems, Inc.
(a) (b)
.............. 109,152 17,385,731
Insulet Corp.
(a)
........................... 260,326 68,364,211
Intuitive Surgical, Inc.
(a)
..................... 1,317,478 652,507,329
Masimo Corp.
(a) (b)
......................... 84,110 14,012,726
Penumbra, Inc.
(a) (b)
........................ 137,419 36,747,215
ResMed, Inc. ........................... 147,975 33,124,204
Stryker Corp. ........................... 400,790 149,194,077
1,266,825,971
a
Health Care Providers & Services  —  0 .8%
Cardinal Health, Inc. ....................... 539,303 74,299,774
Cencora, Inc. ........................... 645,814 179,594,415
Chemed Corp. ........................... 5,467 3,363,954
Cigna Group (The) ........................ 92,296 30,365,384
DaVita, Inc.
(a) (b)
.......................... 175,708 26,878,053
Elevance Health, Inc. ...................... 138,736 60,344,611
HCA Healthcare, Inc. ...................... 169,118 58,438,725
McKesson Corp. ......................... 204,053 137,325,629
Molina Healthcare, Inc.
(a) (b)
................... 133,090 43,838,515
UnitedHealth Group, Inc. .................... 233,232 122,155,260
736,604,320
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 36,472 2,116,470
Veeva Systems, Inc. , Class A
(a) (b)
.............. 549,810 127,352,490
129,468,960
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(continued)
March 31, 2025
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .4%
Airbnb, Inc. , Class A
(a) (b)
..................... 1,596,110 $ 190,671,301
Booking Holdings, Inc. ..................... 115,936 534,106,718
Cava Group, Inc.
(a) (b)
....................... 281,202 24,298,665
Chipotle Mexican Grill, Inc.
(a)
................. 5,093,518 255,745,539
Choice Hotels International, Inc.
(b)
.............. 85,985 11,417,088
Churchill Downs, Inc. ...................... 259,676 28,842,213
Darden Restaurants, Inc. ................... 230,619 47,913,403
Domino's Pizza, Inc. ....................... 45,214 20,773,572
DoorDash, Inc. , Class A
(a) (b)
.................. 1,150,440 210,265,919
DraftKings, Inc. , Class A
(a)
................... 1,687,612 56,045,595
Dutch Bros, Inc. , Class A
(a) (b)
................. 160,852 9,931,002
Expedia Group, Inc. ....................... 455,995 76,652,760
Hilton Worldwide Holdings, Inc. ............... 458,090 104,238,380
Hyatt Hotels Corp. , Class A
(b)
................. 22,930 2,808,925
Las Vegas Sands Corp. .................... 1,298,594 50,164,686
Light & Wonder, Inc.
(a)
...................... 330,384 28,614,558
McDonald's Corp. ........................ 171,969 53,717,957
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 1,635,015 30,999,884
Planet Fitness, Inc. , Class A
(a) (b)
............... 170,748 16,495,964
Royal Caribbean Cruises Ltd. ................ 306,644 62,996,943
Starbucks Corp. .......................... 3,278,857 321,623,083
Texas Roadhouse, Inc. ..................... 248,517 41,410,388
Vail Resorts, Inc. ......................... 117,295 18,769,546
Wendy's Co. (The) ........................ 323,112 4,727,129
Wingstop, Inc.
(b)
.......................... 109,330 24,662,661
Wyndham Hotels & Resorts, Inc. .............. 24,663 2,232,248
Wynn Resorts Ltd. ........................ 27,679 2,311,196
Yum! Brands, Inc. ........................ 403,347 63,470,684
2,295,908,007
a
Household Durables  —  0 .1%
SharkNinja, Inc.
(a)
......................... 47,348 3,949,297
Somnigroup International, Inc. ................ 625,279 37,441,706
TopBuild Corp.
(a) (b)
........................ 9,184 2,800,661
44,191,664
a
Household Products  —  0 .7%
Clorox Co. (The) ......................... 462,736 68,137,876
Colgate-Palmolive Co. ..................... 1,666,635 156,163,699
Kimberly-Clark Corp. ...................... 507,786 72,217,325
Procter & Gamble Co. (The) ................. 1,962,378 334,428,459
630,947,359
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 1,264,744 148,531,535
a
Industrial Conglomerates  —  0 .1%
3M Co. ................................ 377,183 55,393,095
Honeywell International, Inc. ................. 376,688 79,763,684
135,156,779
a
Insurance  —  0 .8%
Allstate Corp. (The) ....................... 152,775 31,635,119
Arthur J Gallagher & Co. .................... 63,243 21,834,013
Brown & Brown, Inc.
(b)
...................... 391,682 48,725,241
Everest Group Ltd. ........................ 26,051 9,465,110
Kinsale Capital Group, Inc.
(b)
................. 82,064 39,941,370
Markel Group, Inc.
(a) (b)
...................... 11,074 20,704,061
Marsh & McLennan Companies, Inc. ............ 251,879 61,466,032
Progressive Corp. (The) .................... 1,837,667 520,078,138
RLI Corp. .............................. 18,158 1,458,632
Ryan Specialty Holdings, Inc. , Class A ........... 381,320 28,168,108
783,475,824
a
Security Shares Value
a
Interactive Media & Services  —  10 .5%
Alphabet, Inc. , Class A ..................... 21,007,805 $ 3,248,646,965
Alphabet, Inc. , Class C , NVS ................. 17,343,432 2,709,564,382
Meta Platforms, Inc. , Class A ................. 7,116,251 4,101,522,426
Pinterest, Inc. , Class A
(a) (b)
................... 2,203,168 68,298,208
TripAdvisor, Inc.
(a)
........................ 20,661 292,767
Trump Media & Technology Group Corp.
(a) (b)
....... 188,356 3,680,476
10,132,005,224
a
IT Services  —  0 .6%
Cloudflare, Inc. , Class A
(a) (b)
.................. 1,135,086 127,912,841
EPAM Systems, Inc.
(a)
...................... 12,636 2,133,462
Gartner, Inc.
(a)
........................... 280,968 117,933,508
Globant SA
(a) (b)
.......................... 117,863 13,874,833
GoDaddy, Inc. , Class A
(a)
.................... 521,145 93,879,060
MongoDB, Inc. , Class A
(a)
................... 266,861 46,807,420
Okta, Inc. , Class A
(a)
....................... 269,721 28,380,044
Snowflake, Inc. , Class A
(a)
................... 1,164,156 170,153,041
Twilio, Inc. , Class A
(a)
...................... 112,889 11,052,962
VeriSign, Inc.
(a)
.......................... 20,376 5,172,855
617,300,026
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 453,003 27,855,154
YETI Holdings, Inc.
(a) (b)
..................... 91,697 3,035,171
30,890,325
a
Life Sciences Tools & Services  —  0 .2%
10X Genomics, Inc. , Class A
(a) (b)
............... 251,941 2,199,445
Bruker Corp. ............................ 257,963 10,767,376
Fortrea Holdings, Inc.
(a) (b)
.................... 3,566 26,923
IQVIA Holdings, Inc.
(a) (b)
..................... 75,975 13,394,392
Medpace Holdings, Inc.
(a)
................... 94,713 28,858,104
Repligen Corp.
(a) (b)
........................ 30,536 3,885,401
Waters Corp.
(a) (b)
......................... 134,002 49,389,117
West Pharmaceutical Services, Inc. ............ 164,257 36,773,857
145,294,615
a
Machinery  —  0 .2%
Caterpillar, Inc. .......................... 255,625 84,305,125
Illinois Tool Works, Inc. ..................... 409,280 101,505,533
Lincoln Electric Holdings, Inc. ................ 57,395 10,856,838
196,667,496
a
Media  —  0 .1%
Liberty Broadband Corp. , Series A
(a)
............ 15,304 1,300,840
Liberty Broadband Corp. , Series C , NVS
(a)
........ 100,783 8,571,594
Nexstar Media Group, Inc. ................... 44,003 7,886,218
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 1,664,339 91,072,630
108,831,282
a
Metals & Mining  —  0 .0%
Cleveland-Cliffs, Inc.
(a) (b)
.................... 571,927 4,701,240
Southern Copper Corp. ..................... 327,373 30,596,281
35,297,521
a
Oil, Gas & Consumable Fuels  —  0 .5%
Antero Midstream Corp. .................... 482,544 8,685,792
Cheniere Energy, Inc. ...................... 425,535 98,468,799
Civitas Resources, Inc. ..................... 99,297 3,464,472
EQT Corp. ............................. 137,619 7,352,983
Hess Corp. ............................. 673,793 107,624,956
Matador Resources Co. .................... 32,272 1,648,777
New Fortress Energy, Inc. , Class A
(b)
............ 153,790 1,277,995
Permian Resources Corp. , Class A ............. 513,935 7,118,000
Targa Resources Corp. ..................... 806,383 161,655,600
Texas Pacific Land Corp.
(b)
.................. 69,991 92,737,375

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
18
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Viper Energy, Inc. , Class A .................. 141,022 $ 6,367,143
496,401,892
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 162,441 14,941,323
a
Passenger Airlines  —  0 .0%
American Airlines Group, Inc.
(a)
................ 170,279 1,796,443
a
Personal Care Products  —  0 .0%
elf Beauty, Inc.
(a) (b)
........................ 200,340 12,579,349
Estee Lauder Companies, Inc. (The) , Class A ...... 310,235 20,475,510
33,054,859
a
Pharmaceuticals  —  3 .7%
Eli Lilly & Co. ........................... 2,985,638 2,465,868,281
Intra-Cellular Therapies, Inc.
(a)
................ 383,615 50,606,491
Merck & Co., Inc. ......................... 9,456,545 848,819,479
Zoetis, Inc. , Class A ....................... 1,389,182 228,728,816
3,594,023,067
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 1,422,529 434,625,285
Booz Allen Hamilton Holding Corp. , Class A ....... 469,995 49,152,077
Broadridge Financial Solutions, Inc. ............ 398,513 96,623,462
Dayforce, Inc.
(a) (b)
......................... 61,102 3,564,080
Equifax, Inc. ............................ 92,032 22,415,314
KBR, Inc. .............................. 41,355 2,059,893
Paychex, Inc. ........................... 430,408 66,403,346
Paycom Software, Inc. ..................... 119,550 26,119,284
Paycor HCM, Inc.
(a)
....................... 25,618 574,868
Paylocity Holding Corp.
(a)
................... 161,675 30,288,194
TransUnion ............................. 39,954 3,315,782
Verisk Analytics, Inc. ....................... 525,248 156,324,310
891,465,895
a
Real Estate Management & Development  —  0 .0%
Jones Lang LaSalle, Inc.
(a)
................... 54,584 13,531,919
a
Retail REITs  —  0 .1%
Simon Property Group, Inc. .................. 308,756 51,278,196
a
Semiconductors & Semiconductor Equipment  —  14 .8%
Advanced Micro Devices, Inc.
(a)
............... 3,962,241 407,080,640
Applied Materials, Inc. ..................... 2,788,874 404,721,395
Astera Labs, Inc.
(a) (b)
....................... 19,666 1,173,470
Broadcom, Inc. .......................... 16,664,224 2,790,091,024
Enphase Energy, Inc.
(a) (b)
.................... 491,116 30,473,748
Entegris, Inc.
(b)
.......................... 561,233 49,096,663
KLA Corp. .............................. 495,748 337,009,490
Lam Research Corp. ...................... 4,793,564 348,492,103
Lattice Semiconductor Corp.
(a) (b)
............... 439,522 23,052,929
Marvell Technology, Inc. .................... 255,598 15,737,169
MKS Instruments, Inc. ..................... 14,257 1,142,699
Monolithic Power Systems, Inc. ............... 175,077 101,541,158
NVIDIA Corp. ........................... 82,909,046 8,985,682,406
Onto Innovation, Inc.
(a)
..................... 47,300 5,739,382
QUALCOMM, Inc. ........................ 3,906,392 600,060,875
Teradyne, Inc. ........................... 530,322 43,804,597
Texas Instruments, Inc. ..................... 410,727 73,807,642
Universal Display Corp. .................... 87,605 12,219,145
14,230,926,535
a
Software  —  17 .8%
Adobe, Inc.
(a)
............................ 1,623,258 622,568,141
Appfolio, Inc. , Class A
(a)
.................... 84,443 18,569,016
Security Shares Value
a
Software (continued)
AppLovin Corp. , Class A
(a)
................... 977,656 $ 259,049,510
Atlassian Corp. , Class A
(a)
................... 602,359 127,826,603
Autodesk, Inc.
(a)
.......................... 803,202 210,278,284
Bentley Systems, Inc. , Class B ................ 522,269 20,546,062
BILL Holdings, Inc.
(a) (b)
...................... 92,126 4,227,662
Cadence Design Systems, Inc.
(a)
.............. 1,016,279 258,470,238
Confluent, Inc. , Class A
(a) (b)
.................. 922,710 21,628,322
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 858,049 302,530,916
Datadog, Inc. , Class A
(a)
.................... 1,132,740 112,379,135
DocuSign, Inc.
(a)
......................... 747,162 60,818,987
DoubleVerify Holdings, Inc.
(a)
................. 295,287 3,947,987
Dropbox, Inc. , Class A
(a) (b)
................... 263,788 7,045,777
Dynatrace, Inc.
(a)
......................... 1,111,463 52,405,480
Elastic N.V.
(a)
............................ 324,475 28,910,723
Fair Isaac Corp.
(a)
......................... 74,814 137,968,986
Five9, Inc.
(a)
............................ 276,410 7,504,532
Fortinet, Inc.
(a)
........................... 1,919,983 184,817,564
Gitlab, Inc. , Class A
(a) (b)
..................... 470,396 22,108,612
Guidewire Software, Inc.
(a) (b)
.................. 138,797 26,005,006
HubSpot, Inc.
(a)
.......................... 184,712 105,524,118
Intuit, Inc. .............................. 1,018,306 625,229,701
Manhattan Associates, Inc.
(a)
................. 225,862 39,083,161
Microsoft Corp. .......................... 26,324,995 9,882,139,873
MicroStrategy, Inc. , Class A
(a) (b)
................ 54,265 15,642,972
nCino, Inc.
(a) (b)
........................... 193,290 5,309,676
Nutanix, Inc. , Class A
(a)
..................... 264,900 18,492,669
Oracle Corp. ............................ 5,960,937 833,398,602
Palantir Technologies, Inc. , Class A
(a)
........... 7,677,149 647,951,376
Palo Alto Networks, Inc.
(a) (b)
.................. 2,412,633 411,691,695
Pegasystems, Inc. ........................ 166,132 11,549,497
Procore Technologies, Inc.
(a) (b)
................ 398,727 26,323,957
PTC, Inc.
(a)
............................. 267,835 41,501,033
RingCentral, Inc. , Class A
(a) (b)
................. 296,851 7,350,031
Salesforce, Inc. .......................... 2,922,494 784,280,490
SentinelOne, Inc. , Class A
(a)
.................. 173,795 3,159,593
ServiceNow, Inc.
(a)
........................ 765,699 609,603,602
Synopsys, Inc.
(a)
......................... 574,999 246,588,321
Teradata Corp.
(a)
......................... 350,582 7,881,083
Tyler Technologies, Inc.
(a)
................... 134,309 78,085,910
UiPath, Inc. , Class A
(a) (b)
.................... 1,386,432 14,280,250
Unity Software, Inc.
(a) (b)
..................... 507,418 9,940,319
Workday, Inc. , Class A
(a)
.................... 789,059 184,268,948
Zscaler, Inc.
(a) (b)
.......................... 347,222 68,895,789
17,167,780,209
a
Specialized REITs  —  0 .5%
American Tower Corp. ..................... 1,740,880 378,815,488
Equinix, Inc. ............................ 19,421 15,834,912
Iron Mountain, Inc. ........................ 619,685 53,317,698
Lamar Advertising Co. , Class A ............... 81,771 9,303,904
Public Storage ........................... 89,619 26,822,071
484,094,073
a
Specialty Retail  —  2 .4%
AutoZone, Inc.
(a)
......................... 57,446 219,028,960
Burlington Stores, Inc.
(a)
.................... 236,331 56,324,767
CarMax, Inc.
(a) (b)
.......................... 39,752 3,097,476
Carvana Co. , Class A
(a)
..................... 141,135 29,508,506
Dick's Sporting Goods, Inc. .................. 18,613 3,751,636
Five Below, Inc.
(a)
......................... 161,249 12,081,581
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 142,814 11,492,243
Home Depot, Inc. (The) .................... 2,951,945 1,081,858,323
Murphy USA, Inc. ........................ 68,273 32,075,338
O'Reilly Automotive, Inc.
(a)
................... 198,784 284,773,983
RH
(a)
................................. 10,607 2,486,387

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(continued)
March 31, 2025
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail (continued)
Ross Stores, Inc. ......................... 280,333 $ 35,823,754
TJX Companies, Inc. (The) .................. 2,497,399 304,183,198
Tractor Supply Co. ........................ 1,990,046 109,651,535
Ulta Beauty, Inc.
(a)
........................ 150,245 55,070,802
Valvoline, Inc.
(a) (b)
......................... 476,311 16,580,386
Williams-Sonoma, Inc. ..................... 273,648 43,263,749
2,301,052,624
a
Technology Hardware, Storage & Peripherals  —  12 .2%
Apple, Inc. ............................. 52,061,182 11,564,350,358
Dell Technologies, Inc. , Class C ............... 162,010 14,767,212
HP, Inc. ............................... 861,055 23,842,613
NetApp, Inc. ............................ 338,930 29,771,611
Pure Storage, Inc. , Class A
(a)
................. 997,653 44,166,098
Super Micro Computer, Inc.
(a) (b)
................ 1,846,830 63,235,459
11,740,133,351
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Crocs, Inc.
(a) (b)
........................... 38,666 4,106,329
Deckers Outdoor Corp.
(a) (b)
................... 565,390 63,216,256
Lululemon Athletica, Inc.
(a) (b)
.................. 433,108 122,595,550
NIKE, Inc. , Class B ....................... 2,724,316 172,939,580
Skechers USA, Inc. , Class A
(a)
................ 42,484 2,412,242
365,269,957
a
Trading Companies & Distributors  —  0 .4%
Core & Main, Inc. , Class A
(a) (b)
................ 464,983 22,463,329
Fastenal Co. ............................ 1,798,824 139,498,801
Ferguson Enterprises, Inc. ................... 50,498 8,091,295
Security Shares Value
a
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a) (b)
............. 61,517 $ 7,470,624
United Rentals, Inc. ....................... 59,066 37,016,662
WW Grainger, Inc. ........................ 140,954 139,238,590
353,779,301
a
Total Long-Term Investments — 99.8%
(Cost: $ 68,614,276,957 ) .............................. 96,177,487,884
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(c) (d) (e)
...................... 888,657,736 889,102,066
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (d)
............................ 135,290,105 135,290,105
a
Total Short-Term Securities — 1.1%
(Cost: $ 1,023,842,300 ) ............................... 1,024,392,171
Total Investments — 100.9%
(Cost: $ 69,638,119,257 ) .............................. 97,201,880,055
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (863,295,925)
Net Assets — 100.0% ................................. $ 96,338,584,130
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ 590,093,947 $ 298,797,927
(a)
$ — $ 187,042 $ 23,150 $ 889,102,066 888,657,736 $ 2,235,122
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... 130,436,818 4,853,287
(a)
— — — 135,290,105 135,290,105 6,551,264 —
$ 187,042 $ 23,150
$ 1,024,392,171
$ 8,786,386 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Growth Index ......................................................... 753 06/20/25 $ 138,108 $ (2,958,777)

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 Growth ETF
20
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 2,958,777 $ — $ — $ — $ 2,958,777
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 11,567,018 $ — $ — $ — $ 11,567,018
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (6,240,236) $ — $ — $ — $ (6,240,236)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 133,596,553
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 96,177,487,884  $ —  $ —  $ 96,177,487,884
Short-Term Securities
Money Market Funds ...................................... 1,024,392,171  —  —  1,024,392,171
$ 97,201,880,055  $ —  $ —  $ 97,201,880,055
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,958,777) $ —  $ —  $ (2,958,777)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Russell 1000 Value ETF
Schedule of Investments
March 31, 2025
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .5%
Boeing Co. (The)
(a)
........................ 1,551,084 $ 264,537,376
BWX Technologies, Inc. .................... 181,709 17,925,593
Curtiss-Wright Corp. ....................... 94,265 29,907,457
General Dynamics Corp. .................... 677,119 184,569,097
General Electric Co. ....................... 2,095,528 419,419,929
Hexcel Corp. ............................ 204,571 11,202,308
Howmet Aerospace, Inc. .................... 943,278 122,371,455
Huntington Ingalls Industries, Inc. .............. 97,693 19,933,280
L3Harris Technologies, Inc. .................. 469,708 98,314,582
Loar Holdings, Inc.
(a) (b)
...................... 7,049 498,012
Lockheed Martin Corp. ..................... 355,683 158,887,153
Northrop Grumman Corp. ................... 338,604 173,368,634
RTX Corp. ............................. 3,297,909 436,841,026
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
...... 250,867 8,644,877
Standardaero, Inc.
(a) (b)
...................... 177,157 4,719,462
Textron, Inc.
(b)
........................... 464,065 33,528,696
TransDigm Group, Inc. ..................... 107,705 148,987,249
Woodward, Inc. .......................... 145,611 26,572,551
2,160,228,737
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 288,412 29,533,389
Expeditors International of Washington, Inc. ....... 292,141 35,129,955
FedEx Corp. ............................ 549,414 133,936,145
GXO Logistics, Inc.
(a) (b)
..................... 290,256 11,343,205
United Parcel Service, Inc. , Class B ............ 1,807,880 198,848,721
408,791,415
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 578,551 34,423,784
BorgWarner, Inc. ......................... 538,849 15,438,024
Gentex Corp. ........................... 572,021 13,328,089
Lear Corp. ............................. 133,590 11,785,310
QuantumScape Corp. , Class A
(a) (b)
............. 912,491 3,795,963
78,771,170
a
Automobiles  —  0 .4%
Ford Motor Co. .......................... 9,740,368 97,695,891
General Motors Co. ....................... 2,453,566 115,391,209
Harley-Davidson, Inc. ...................... 299,146 7,553,437
Lucid Group, Inc.
(a) (b)
....................... 2,444,193 5,914,947
Rivian Automotive, Inc. , Class A
(a) (b)
............. 2,092,081 26,046,408
Thor Industries, Inc. ....................... 125,742 9,532,501
262,134,393
a
Banks  —  7 .2%
Bank of America Corp. ..................... 16,515,383 689,186,933
Bank OZK ............................. 262,815 11,419,312
BOK Financial Corp. ....................... 56,193 5,852,501
Citigroup, Inc. ........................... 4,693,788 333,212,010
Citizens Financial Group, Inc. ................ 1,088,990 44,615,920
Columbia Banking System, Inc. ............... 523,580 13,058,085
Comerica, Inc. ........................... 328,777 19,417,570
Commerce Bancshares, Inc. ................. 304,732 18,963,472
Cullen/Frost Bankers, Inc. ................... 146,787 18,377,732
East West Bancorp, Inc. .................... 340,425 30,556,548
Fifth Third Bancorp ....................... 1,671,460 65,521,232
First Citizens BancShares, Inc. , Class A
(b)
........ 28,504 52,849,837
First Hawaiian, Inc. ....................... 314,373 7,683,276
First Horizon Corp. ........................ 1,317,970 25,594,977
FNB Corp. ............................. 894,496 12,030,971
Huntington Bancshares, Inc. ................. 3,571,762 53,612,148
JPMorgan Chase & Co. .................... 6,968,188 1,709,296,516
Security Shares Value
a
Banks (continued)
KeyCorp ............................... 2,280,628 $ 36,467,242
M&T Bank Corp. ......................... 411,086 73,481,623
Pinnacle Financial Partners, Inc. ............... 189,137 20,056,088
PNC Financial Services Group, Inc. (The) ........ 984,651 173,072,106
Popular, Inc. ............................ 157,525 14,550,584
Prosperity Bancshares, Inc. .................. 224,684 16,035,697
Regions Financial Corp. .................... 2,272,862 49,389,291
Synovus Financial Corp. .................... 359,476 16,801,908
TFS Financial Corp. ....................... 134,310 1,664,101
Truist Financial Corp. ...................... 3,309,632 136,191,357
U.S. Bancorp ........................... 3,866,429 163,240,632
Webster Financial Corp. .................... 425,282 21,923,287
Wells Fargo & Co. ........................ 8,162,682 585,998,941
Western Alliance Bancorp ................... 267,712 20,568,313
Wintrust Financial Corp. .................... 160,187 18,014,630
Zions Bancorp NA ........................ 357,553 17,827,593
4,476,532,433
a
Beverages  —  1 .1%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 17,978 4,293,866
Brown-Forman Corp. , Class A ................ 120,339 4,027,746
Brown-Forman Corp. , Class B , NVS ............ 431,249 14,636,591
Coca-Cola Co. (The) ...................... 4,111,318 294,452,595
Coca-Cola Consolidated, Inc. ................. 14,928 20,152,800
Constellation Brands, Inc. , Class A ............. 390,188 71,607,302
Keurig Dr Pepper, Inc. ..................... 2,959,267 101,266,117
Molson Coors Beverage Co. , Class B ........... 422,692 25,729,262
Monster Beverage Corp.
(a)
................... 355,546 20,806,552
PepsiCo, Inc. ........................... 716,279 107,398,873
664,371,704
a
Biotechnology  —  2 .4%
AbbVie, Inc. ............................ 2,495,928 522,946,835
Alnylam Pharmaceuticals, Inc.
(a)
............... 35,970 9,712,619
Amgen, Inc. ............................ 293,402 91,409,393
Biogen, Inc.
(a)
........................... 361,082 49,410,461
BioMarin Pharmaceutical, Inc.
(a) (b)
.............. 466,990 33,011,523
Exact Sciences Corp.
(a) (b)
.................... 272,845 11,811,460
Exelixis, Inc.
(a)
........................... 117,534 4,339,355
Gilead Sciences, Inc. ...................... 3,095,298 346,828,141
GRAIL, Inc.
(a) (b)
.......................... 65,638 1,676,394
Incyte Corp.
(a)
........................... 371,484 22,493,356
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 27,109 817,878
Moderna, Inc.
(a) (b)
......................... 797,413 22,606,659
Regeneron Pharmaceuticals, Inc. .............. 237,395 150,563,031
Roivant Sciences Ltd.
(a) (b)
................... 1,056,151 10,656,564
United Therapeutics Corp.
(a)
.................. 107,929 33,271,273
Vertex Pharmaceuticals, Inc.
(a) (b)
............... 320,641 155,453,170
1,467,008,112
a
Broadline Retail  —  0 .2%
Dillard's, Inc. , Class A
(b)
..................... 7,569 2,710,686
eBay, Inc. .............................. 1,188,066 80,467,710
Etsy, Inc.
(a)
............................. 100,047 4,720,218
Kohl's Corp.
(b)
........................... 273,030 2,233,385
Macy's, Inc. ............................ 677,228 8,505,984
Nordstrom, Inc. .......................... 247,449 6,050,128
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 150,765 17,543,015
122,231,126
a
Building Products  —  1 .0%
A O Smith Corp. ......................... 293,230 19,165,513
Advanced Drainage Systems, Inc. ............. 108,011 11,735,395
Allegion PLC ............................ 216,839 28,288,816
Armstrong World Industries, Inc. ............... 71,265 10,039,813

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
22
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Building Products (continued)
AZEK Co., Inc. (The) , Class A
(a) (b)
.............. 105,776 $ 5,171,389
Builders FirstSource, Inc.
(a) (b)
................. 257,752 32,203,535
Carlisle Companies, Inc. .................... 96,527 32,867,443
Carrier Global Corp. ....................... 2,080,170 131,882,778
Fortune Brands Innovations, Inc. .............. 307,173 18,700,692
Hayward Holdings, Inc.
(a)
.................... 354,204 4,930,520
Johnson Controls International PLC ............ 1,635,397 131,011,654
Masco Corp. ............................ 533,374 37,090,828
Owens Corning .......................... 213,269 30,459,078
Simpson Manufacturing Co., Inc. .............. 94,786 14,888,985
Trane Technologies PLC .................... 369,976 124,652,314
633,088,753
a
Capital Markets  —  5 .2%
Affiliated Managers Group, Inc. ............... 72,432 12,170,749
Ameriprise Financial, Inc. ................... 21,139 10,233,601
Bank of New York Mellon Corp. (The) ........... 1,781,913 149,449,043
BlackRock, Inc.
(c)
......................... 366,159 346,562,170
Carlyle Group, Inc. (The) .................... 544,685 23,742,819
Cboe Global Markets, Inc. ................... 260,756 59,006,475
Charles Schwab Corp. (The) ................. 3,698,141 289,490,480
CME Group, Inc. , Class A ................... 891,453 236,493,566
Coinbase Global, Inc. , Class A
(a)
............... 81,081 13,964,581
Evercore, Inc. , Class A ..................... 88,603 17,695,791
FactSet Research Systems, Inc. ............... 60,605 27,553,457
Franklin Resources, Inc. .................... 767,257 14,769,697
Goldman Sachs Group, Inc. (The) ............. 546,934 298,784,575
Houlihan Lokey, Inc. , Class A ................. 118,756 19,179,094
Interactive Brokers Group, Inc. , Class A .......... 261,644 43,325,630
Intercontinental Exchange, Inc. ............... 1,409,097 243,069,233
Invesco Ltd. ............................ 903,523 13,706,444
Janus Henderson Group PLC ................ 318,835 11,525,885
Jefferies Financial Group, Inc. ................ 311,124 16,666,913
KKR & Co., Inc. .......................... 1,189,134 137,475,782
Lazard, Inc. ............................ 17,396 753,247
MarketAxess Holdings, Inc. .................. 92,246 19,957,422
Morgan Stanley .......................... 2,676,498 312,267,022
MSCI, Inc. ............................. 79,168 44,769,504
Nasdaq, Inc. ............................ 1,022,308 77,552,285
Northern Trust Corp. ....................... 484,601 47,805,889
Raymond James Financial, Inc. ............... 502,379 69,785,467
Robinhood Markets, Inc. , Class A
(a)
............. 1,667,054 69,382,788
S&P Global, Inc. ......................... 776,170 394,371,977
SEI Investments Co. ....................... 246,527 19,137,891
State Street Corp. ........................ 724,225 64,839,864
Stifel Financial Corp. ...................... 247,100 23,291,646
T Rowe Price Group, Inc. ................... 542,772 49,864,464
TPG, Inc. , Class A ........................ 160,029 7,590,175
Tradeweb Markets, Inc. , Class A ............... 174,929 25,969,959
Virtu Financial, Inc. , Class A .................. 201,668 7,687,584
XP, Inc. , Class A ......................... 903,637 12,425,009
3,232,318,178
a
Chemicals  —  2 .2%
Air Products and Chemicals, Inc. .............. 550,411 162,327,212
Albemarle Corp. ......................... 292,149 21,040,571
Ashland, Inc. ............................ 123,544 7,324,924
Axalta Coating Systems Ltd.
(a)
................ 544,702 18,067,765
Celanese Corp. .......................... 201,878 11,460,614
CF Industries Holdings, Inc. .................. 429,442 33,560,892
Chemours Co. (The) ....................... 341,406 4,619,223
Corteva, Inc. ............................ 1,705,470 107,325,227
Dow, Inc. .............................. 1,741,282 60,805,568
DuPont de Nemours, Inc. ................... 1,037,930 77,512,612
Eastman Chemical Co. ..................... 289,218 25,482,998
Security Shares Value
a
Chemicals (continued)
Ecolab, Inc. ............................ 81,356 $ 20,625,373
Element Solutions, Inc. ..................... 553,402 12,512,419
FMC Corp. ............................. 307,120 12,957,393
Huntsman Corp. ......................... 403,990 6,379,002
International Flavors & Fragrances, Inc. .......... 633,709 49,182,156
Linde PLC ............................. 1,191,659 554,884,097
LyondellBasell Industries N.V. , Class A .......... 642,058 45,200,883
Mosaic Co. (The) ......................... 798,105 21,556,816
NewMarket Corp. ......................... 17,036 9,650,042
Olin Corp. .............................. 295,689 7,167,501
PPG Industries, Inc. ....................... 572,042 62,552,793
RPM International, Inc. ..................... 242,842 28,091,963
Scotts Miracle-Gro Co. (The) , Class A ........... 105,031 5,765,152
Sherwin-Williams Co. (The) .................. 52,207 18,230,162
Westlake Corp. .......................... 82,995 8,301,990
1,392,585,348
a
Commercial Services & Supplies  —  0 .4%
Cintas Corp. ............................ 43,661 8,973,645
Clean Harbors, Inc.
(a)
...................... 127,008 25,033,277
Copart, Inc.
(a) (b)
.......................... 146,659 8,299,433
MSA Safety, Inc. ......................... 92,856 13,621,047
RB Global, Inc. .......................... 452,861 45,421,958
Republic Services, Inc. ..................... 508,887 123,232,076
Tetra Tech, Inc. .......................... 522,093 15,271,220
Veralto Corp. ............................ 335,953 32,738,620
Vestis Corp. ............................ 330,360 3,270,564
275,861,840
a
Communications Equipment  —  1 .3%
Ciena Corp.
(a)
........................... 358,754 21,679,504
Cisco Systems, Inc. ....................... 9,899,543 610,900,799
F5, Inc.
(a)
.............................. 144,416 38,453,648
Juniper Networks, Inc. ..................... 808,693 29,266,600
Lumentum Holdings, Inc.
(a) (b)
................. 167,883 10,465,826
Motorola Solutions, Inc. .................... 214,259 93,804,733
Ubiquiti, Inc. ............................ 5,715 1,772,450
806,343,560
a
Construction & Engineering  —  0 .3%
AECOM ............................... 330,886 30,683,059
API Group Corp.
(a) (b)
....................... 567,914 20,308,605
EMCOR Group, Inc. ....................... 68,177 25,200,264
Everus Construction Group, Inc.
(a) (b)
............ 125,564 4,657,169
MasTec, Inc.
(a)
........................... 156,843 18,305,147
Quanta Services, Inc.
(b)
..................... 250,339 63,631,167
Valmont Industries, Inc. ..................... 49,169 14,031,357
WillScot Holdings Corp. , Class A
(b)
............. 312,581 8,689,752
185,506,520
a
Construction Materials  —  0 .5%
CRH PLC .............................. 1,700,039 149,552,431
Eagle Materials, Inc.
(b)
...................... 20,461 4,540,910
Martin Marietta Materials, Inc. ................ 143,685 68,700,109
Vulcan Materials Co. ...................... 243,971 56,918,434
279,711,884
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 588,197 21,451,545
American Express Co. ..................... 858,865 231,077,628
Capital One Financial Corp. .................. 938,798 168,326,481
Credit Acceptance Corp.
(a) (b)
.................. 3,430 1,771,081
Discover Financial Services .................. 620,099 105,850,899
OneMain Holdings, Inc. ..................... 283,157 13,840,714
SLM Corp. ............................. 521,488 15,316,103
SoFi Technologies, Inc.
(a) (b)
.................. 2,237,334 26,020,194

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2025
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 965,558 $ 51,116,641
634,771,286
a
Consumer Staples Distribution & Retail  —  2 .4%
Albertsons Companies, Inc. , Class A ............ 1,038,823 22,843,718
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 327,675 37,387,718
Casey's General Stores, Inc.
(b)
................ 75,578 32,803,875
Dollar General Corp. ...................... 545,110 47,931,522
Dollar Tree, Inc.
(a)
......................... 499,276 37,480,649
Grocery Outlet Holding Corp.
(a) (b)
............... 239,256 3,344,799
Kroger Co. (The) ......................... 1,645,328 111,372,252
Maplebear, Inc.
(a)
......................... 411,313 16,407,276
Performance Food Group Co.
(a)
............... 325,970 25,631,021
Sysco Corp. ............................ 460,882 34,584,585
Target Corp. ............................ 1,147,392 119,741,829
U.S. Foods Holding Corp.
(a)
.................. 539,228 35,297,865
Walgreens Boots Alliance, Inc. ................ 1,787,505 19,966,431
Walmart, Inc. ............................ 10,764,777 945,039,773
1,489,833,313
a
Containers & Packaging  —  0 .6%
Amcor PLC ............................. 3,576,719 34,694,174
AptarGroup, Inc. ......................... 164,398 24,393,375
Avery Dennison Corp. ...................... 124,419 22,142,850
Ball Corp. .............................. 734,534 38,247,186
Berry Global Group, Inc. .................... 286,820 20,022,904
Crown Holdings, Inc. ...................... 291,441 26,014,024
Graphic Packaging Holding Co. ............... 737,398 19,142,852
International Paper Co. ..................... 1,299,712 69,339,635
Packaging Corp. of America ................. 220,531 43,669,549
Sealed Air Corp. ......................... 185,580 5,363,262
Silgan Holdings, Inc. ....................... 209,303 10,699,569
Smurfit WestRock PLC ..................... 1,283,689 57,843,026
Sonoco Products Co. ...................... 246,728 11,655,431
383,227,837
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 345,189 41,125,817
LKQ Corp. ............................. 641,394 27,284,901
68,410,718
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 921,389 7,500,107
Bright Horizons Family Solutions, Inc.
(a)
.......... 121,057 15,379,081
Grand Canyon Education, Inc.
(a)
............... 48,851 8,452,200
H&R Block, Inc. .......................... 280,413 15,397,478
Service Corp. International .................. 347,782 27,892,116
74,620,982
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 535,778 33,812,950
a
Diversified Telecommunication Services  —  1 .6%
AT&T, Inc. .............................. 17,804,707 503,517,114
Frontier Communications Parent, Inc.
(a)
.......... 612,651 21,969,665
Iridium Communications, Inc. ................. 252,558 6,899,884
Liberty Global Ltd. , Class A
(a)
................. 408,865 4,706,036
Liberty Global Ltd. , Class C , NVS
(a) (b)
............ 412,616 4,939,014
Verizon Communications, Inc. ................ 10,451,794 474,093,376
1,016,125,089
a
Electric Utilities  —  3 .1%
Alliant Energy Corp. ....................... 633,696 40,778,338
American Electric Power Co., Inc. .............. 1,321,118 144,358,564
Constellation Energy Corp. .................. 656,711 132,412,639
Duke Energy Corp. ....................... 1,913,474 233,386,424
Security Shares Value
a
Electric Utilities (continued)
Edison International ....................... 941,190 $ 55,454,915
Entergy Corp. ........................... 1,057,788 90,430,296
Evergy, Inc. ............................. 550,801 37,977,729
Eversource Energy ....................... 909,576 56,493,765
Exelon Corp. ............................ 2,481,270 114,336,922
FirstEnergy Corp. ........................ 1,426,382 57,654,360
IDACORP, Inc. .......................... 131,414 15,272,935
NextEra Energy, Inc. ...................... 5,099,759 361,521,915
NRG Energy, Inc. ......................... 299,249 28,566,309
OGE Energy Corp. ........................ 498,925 22,930,593
PG&E Corp. ............................ 5,413,284 93,000,219
Pinnacle West Capital Corp. ................. 283,172 26,972,133
PPL Corp. ............................. 1,827,065 65,975,317
Southern Co. (The) ....................... 2,715,787 249,716,615
Xcel Energy, Inc. ......................... 1,422,167 100,675,202
1,927,915,190
a
Electrical Equipment  —  1 .5%
Acuity, Inc. ............................. 76,857 20,240,291
AMETEK, Inc. ........................... 572,629 98,572,356
Eaton Corp. PLC ......................... 978,725 266,046,817
Emerson Electric Co. ...................... 1,416,973 155,356,920
GE Vernova, Inc. ......................... 675,651 206,262,737
Generac Holdings, Inc.
(a)
.................... 74,198 9,397,177
Hubbell, Inc. ............................ 132,650 43,895,211
nVent Electric PLC ........................ 407,988 21,386,731
Regal Rexnord Corp. ...................... 165,431 18,834,319
Rockwell Automation, Inc. ................... 254,492 65,755,643
Sensata Technologies Holding PLC ............ 369,489 8,967,498
914,715,700
a
Electronic Equipment, Instruments & Components  —  0 .9%
Amphenol Corp. , Class A ................... 1,222,443 80,180,036
Arrow Electronics, Inc.
(a)
.................... 130,951 13,596,642
Avnet, Inc. ............................. 214,785 10,329,011
CDW Corp. ............................. 165,129 26,463,574
Cognex Corp. ........................... 402,083 11,994,136
Coherent Corp.
(a)
......................... 308,537 20,036,393
Corning, Inc. ............................ 1,896,148 86,805,655
Crane NXT Co. .......................... 121,113 6,225,208
Ingram Micro Holding Corp.
(b)
................. 32,774 581,411
IPG Photonics Corp.
(a)
..................... 70,389 4,444,361
Jabil, Inc.
(b)
............................. 242,762 33,032,625
Keysight Technologies, Inc.
(a)
................. 432,693 64,804,431
Littelfuse, Inc. ........................... 60,316 11,866,570
TD SYNNEX Corp. ........................ 188,038 19,548,430
Teledyne Technologies, Inc.
(a)
................. 114,742 57,108,241
Trimble, Inc.
(a) (b)
.......................... 602,581 39,559,443
Vontier Corp. ............................ 370,944 12,185,510
Zebra Technologies Corp. , Class A
(a)
............ 99,401 28,086,747
526,848,424
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 2,475,165 108,783,502
Halliburton Co. .......................... 2,183,799 55,402,981
NOV, Inc. .............................. 973,729 14,820,155
Schlumberger N.V. ........................ 3,500,448 146,318,726
TechnipFMC PLC ........................ 1,043,168 33,057,994
358,383,358
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 655,606 94,748,179
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 37,021 3,016,101
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 334,096 30,071,981

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
24
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 47,459 $ 3,191,143
Liberty Media Corp.-Liberty Live , Series C , NVS
(a)
... 114,573 7,807,004
Madison Square Garden Sports Corp. , Class A
(a)
.... 42,209 8,218,936
Playtika Holding Corp. ..................... 173,860 898,856
Roku, Inc. , Class A
(a) (b)
..................... 267,945 18,874,046
Take-Two Interactive Software, Inc.
(a) (b)
.......... 427,784 88,658,234
TKO Group Holdings, Inc. , Class A ............. 169,690 25,930,329
Walt Disney Co. (The) ..................... 4,503,841 444,529,107
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 6,028,196 64,682,543
790,626,459
a
Financial Services  —  5 .1%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 644,620 29,130,378
Apollo Global Management, Inc. ............... 327,523 44,851,000
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,542,383 2,419,182,338
Block, Inc. , Class A
(a) (b)
..................... 797,624 43,334,912
Euronet Worldwide, Inc.
(a) (b)
.................. 104,693 11,186,447
Fidelity National Information Services, Inc. ........ 1,336,105 99,780,321
Fiserv, Inc.
(a)
............................ 957,821 211,515,611
Global Payments, Inc. ..................... 632,303 61,915,110
Jack Henry & Associates, Inc. ................ 180,469 32,953,639
MGIC Investment Corp. .................... 638,703 15,827,060
PayPal Holdings, Inc.
(a)
..................... 2,486,698 162,257,045
Rocket Companies, Inc. , Class A
(b)
............. 355,088 4,285,912
UWM Holdings Corp. , Class A ................ 72,987 398,509
Voya Financial, Inc. ....................... 246,873 16,728,115
Western Union Co. (The) ................... 499,172 5,281,240
WEX, Inc.
(a) (b)
............................ 88,855 13,952,012
3,172,579,649
a
Food Products  —  1 .4%
Archer-Daniels-Midland Co. .................. 1,181,358 56,716,998
Bunge Global SA ......................... 329,112 25,150,739
Conagra Brands, Inc. ...................... 1,179,482 31,456,785
Darling Ingredients, Inc.
(a) (b)
.................. 392,146 12,250,641
Flowers Foods, Inc. ....................... 463,336 8,808,017
Freshpet, Inc.
(a)
.......................... 78,404 6,520,861
General Mills, Inc. ........................ 1,367,199 81,744,828
Hershey Co. (The) ........................ 310,782 53,153,046
Hormel Foods Corp. ....................... 724,019 22,401,148
Ingredion, Inc. ........................... 163,536 22,111,703
J M Smucker Co. (The) ..................... 255,256 30,224,863
Kellanova .............................. 649,643 53,589,051
Kraft Heinz Co. (The) ...................... 2,201,487 66,991,249
Lamb Weston Holdings, Inc. ................. 241,667 12,880,851
McCormick & Co., Inc. , NVS ................. 624,455 51,398,891
Mondelez International, Inc. , Class A ............ 3,321,077 225,335,074
Pilgrim's Pride Corp. ....................... 92,399 5,036,670
Post Holdings, Inc.
(a) (b)
...................... 129,251 15,039,646
Seaboard Corp. .......................... 643 1,734,248
Smithfield Foods, Inc.
(a)
..................... 63,510 1,294,969
The Campbell's Company ................... 479,210 19,130,063
Tyson Foods, Inc. , Class A .................. 697,833 44,528,724
847,499,065
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 382,956 59,197,338
MDU Resources Group, Inc. ................. 502,258 8,493,183
National Fuel Gas Co. ..................... 225,224 17,835,489
UGI Corp. .............................. 531,741 17,584,675
103,110,685
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a)
................... 25,825 1,960,118
CSX Corp. ............................. 4,779,557 140,662,363
Security Shares Value
a
Ground Transportation (continued)
JB Hunt Transport Services, Inc. .............. 200,457 $ 29,657,613
Knight-Swift Transportation Holdings, Inc. , Class A .. 390,675 16,990,456
Landstar System, Inc. ...................... 87,812 13,189,362
Lyft, Inc. , Class A
(a)
........................ 277,599 3,295,100
Norfolk Southern Corp. ..................... 560,355 132,720,082
Ryder System, Inc. ........................ 102,871 14,793,879
Saia, Inc.
(a) (b)
............................ 27,215 9,509,737
Schneider National, Inc. , Class B .............. 116,153 2,654,096
U-Haul Holding Co.
(a) (b)
..................... 10,865 710,136
U-Haul Holding Co. , Series N , NVS
(b)
........... 140,538 8,317,039
Union Pacific Corp. ....................... 788,302 186,228,464
560,688,445
a
Health Care Equipment & Supplies  —  3 .5%
Abbott Laboratories ....................... 4,289,940 569,060,541
Align Technology, Inc.
(a)
..................... 76,798 12,200,130
Baxter International, Inc. .................... 1,264,552 43,285,615
Becton Dickinson & Co. .................... 716,927 164,219,299
Boston Scientific Corp.
(a)
.................... 3,642,780 367,483,646
Cooper Companies, Inc. (The)
(a)
............... 484,234 40,845,138
Dentsply Sirona, Inc. ...................... 499,119 7,456,838
Edwards Lifesciences Corp.
(a)
................ 1,173,592 85,061,948
Enovis Corp.
(a) (b)
.......................... 139,862 5,344,127
Envista Holdings Corp.
(a) (b)
................... 424,305 7,323,504
GE HealthCare Technologies, Inc. ............. 1,022,278 82,508,057
Globus Medical, Inc. , Class A
(a)
............... 279,092 20,429,535
Hologic, Inc.
(a)
........................... 550,890 34,028,475
Masimo Corp.
(a)
.......................... 52,367 8,724,342
Medtronic PLC .......................... 3,183,655 286,083,238
QuidelOrtho Corp.
(a) (b)
...................... 163,626 5,722,001
ResMed, Inc.
(b)
.......................... 261,864 58,618,257
Solventum Corp.
(a) (b)
....................... 345,311 26,257,449
STERIS PLC ............................ 243,283 55,140,092
Stryker Corp. ........................... 630,932 234,864,437
Teleflex, Inc. ............................ 114,820 15,866,976
Zimmer Biomet Holdings, Inc. ................ 490,046 55,463,406
2,185,987,051
a
Health Care Providers & Services  —  3 .9%
Acadia Healthcare Co., Inc.
(a)
................. 224,977 6,821,303
Amedisys, Inc.
(a)
......................... 79,240 7,340,001
Cardinal Health, Inc. ....................... 243,959 33,610,231
Centene Corp.
(a)
......................... 1,248,708 75,809,063
Chemed Corp. ........................... 32,964 20,283,408
Cigna Group (The) ........................ 606,512 199,542,448
CVS Health Corp. ........................ 3,128,257 211,939,412
Elevance Health, Inc. ...................... 484,419 210,702,888
Encompass Health Corp. ................... 246,689 24,984,662
HCA Healthcare, Inc. ...................... 346,678 119,794,583
Henry Schein, Inc.
(a) (b)
...................... 305,991 20,957,324
Humana, Inc. ........................... 299,182 79,163,557
Labcorp Holdings, Inc. ..................... 208,273 48,473,458
McKesson Corp. ......................... 179,120 120,545,969
Molina Healthcare, Inc.
(a) (b)
................... 51,763 17,050,215
Premier, Inc. , Class A ...................... 238,799 4,604,045
Quest Diagnostics, Inc. ..................... 275,469 46,609,355
Tenet Healthcare Corp.
(a)
.................... 234,959 31,601,985
UnitedHealth Group, Inc. .................... 2,125,866 1,113,422,317
Universal Health Services, Inc. , Class B
(b)
........ 142,766 26,825,731
2,420,081,955
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 429,780 39,758,948
Healthcare Realty Trust, Inc. , Class A ........... 873,871 14,768,420
Healthpeak Properties, Inc. .................. 1,735,367 35,089,121

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2025
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Health Care REITs (continued)
Medical Properties Trust, Inc.
(b)
................ 1,467,829 $ 8,851,009
Omega Healthcare Investors, Inc. .............. 667,139 25,404,653
Ventas, Inc. ............................ 1,039,186 71,454,429
Welltower, Inc. ........................... 1,528,265 234,145,480
429,472,060
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a) (b)
.......................... 297,376 2,944,023
Doximity, Inc. , Class A
(a)
.................... 288,009 16,713,162
19,657,185
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 1,739,743 24,721,748
Park Hotels & Resorts, Inc. .................. 513,523 5,484,426
30,206,174
a
Hotels, Restaurants & Leisure  —  2 .0%
Aramark ............................... 653,094 22,544,805
Booking Holdings, Inc. ..................... 5,047 23,251,075
Boyd Gaming Corp. ....................... 156,859 10,326,028
Caesars Entertainment, Inc.
(a) (b)
............... 522,321 13,058,025
Carnival Corp.
(a) (b)
......................... 2,538,440 49,575,733
Choice Hotels International, Inc.
(b)
.............. 10,817 1,436,281
Darden Restaurants, Inc. ................... 136,860 28,434,034
Domino's Pizza, Inc. ....................... 56,074 25,763,199
DoorDash, Inc. , Class A
(a)
................... 111,080 20,302,092
Dutch Bros, Inc. , Class A
(a)
.................. 164,154 10,134,868
Hilton Worldwide Holdings, Inc.
(b)
.............. 289,648 65,909,402
Hyatt Hotels Corp. , Class A .................. 86,766 10,628,835
Marriott International, Inc. , Class A ............. 561,456 133,738,819
Marriott Vacations Worldwide Corp. ............. 86,045 5,527,531
McDonald's Corp. ........................ 1,672,728 522,510,045
MGM Resorts International
(a) (b)
................ 566,558 16,792,779
Penn Entertainment, Inc.
(a) (b)
................. 371,948 6,066,472
Planet Fitness, Inc. , Class A
(a)
................ 95,595 9,235,433
Royal Caribbean Cruises Ltd. ................ 384,159 78,921,625
Starbucks Corp. .......................... 629,148 61,713,127
Travel + Leisure Co. ....................... 162,596 7,526,569
Vail Resorts, Inc. ......................... 14,967 2,395,019
Wendy's Co. (The) ........................ 216,709 3,170,453
Wyndham Hotels & Resorts, Inc. .............. 173,225 15,678,595
Wynn Resorts Ltd. ........................ 233,593 19,505,016
Yum! Brands, Inc. ........................ 430,006 67,665,744
1,231,811,604
a
Household Durables  —  0 .7%
DR Horton, Inc. .......................... 703,528 89,439,515
Garmin Ltd. ............................. 382,815 83,120,621
Leggett & Platt, Inc. ....................... 328,445 2,598,000
Lennar Corp. , Class A ...................... 570,167 65,443,768
Lennar Corp. , Class B ..................... 28,216 3,077,519
Mohawk Industries, Inc.
(a)
................... 131,507 15,015,469
Newell Brands, Inc. ....................... 1,044,726 6,477,301
NVR, Inc.
(a)
............................. 6,940 50,276,067
PulteGroup, Inc. ......................... 504,569 51,869,693
SharkNinja, Inc.
(a)
......................... 131,274 10,949,564
Toll Brothers, Inc. ......................... 248,730 26,263,401
TopBuild Corp.
(a)
......................... 68,602 20,920,180
Whirlpool Corp. .......................... 130,866 11,794,953
437,246,051
a
Household Products  —  1 .6%
Church & Dwight Co., Inc. ................... 605,943 66,708,265
Colgate-Palmolive Co. ..................... 907,791 85,060,017
Kimberly-Clark Corp. ...................... 483,950 68,827,369
Procter & Gamble Co. (The) ................. 4,547,296 774,950,184
Security Shares Value
a
Household Products (continued)
Reynolds Consumer Products, Inc. ............. 134,184 $ 3,201,630
Spectrum Brands Holdings, Inc. ............... 66,974 4,791,990
1,003,539,455
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,768,454 21,964,198
Brookfield Renewable Corp. , Class A
(b)
.......... 334,176 9,330,194
Clearway Energy, Inc. , Class A ................ 92,713 2,638,612
Clearway Energy, Inc. , Class C ............... 202,703 6,135,820
40,068,824
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 1,097,774 161,219,090
Honeywell International, Inc. ................. 1,365,663 289,179,140
450,398,230
a
Industrial REITs  —  0 .6%
Americold Realty Trust, Inc. .................. 709,623 15,228,510
EastGroup Properties, Inc. .................. 121,948 21,481,140
First Industrial Realty Trust, Inc. ............... 326,641 17,625,548
Lineage, Inc.
(b)
........................... 152,941 8,966,931
Prologis, Inc. ............................ 2,291,644 256,182,883
Rexford Industrial Realty, Inc. ................ 550,872 21,566,639
STAG Industrial, Inc. ...................... 447,468 16,162,544
357,214,195
a
Insurance  —  4 .4%
Aflac, Inc. .............................. 1,369,034 152,222,890
Allstate Corp. (The) ....................... 549,724 113,831,349
American Financial Group, Inc. ............... 179,021 23,512,618
American International Group, Inc. ............. 1,546,175 134,424,454
Aon PLC , Class A ........................ 486,826 194,287,388
Arch Capital Group Ltd. .................... 892,441 85,834,975
Arthur J Gallagher & Co. .................... 567,458 195,909,200
Assurant, Inc. ........................... 129,440 27,150,040
Assured Guaranty Ltd. ..................... 124,317 10,952,328
Axis Capital Holdings Ltd. ................... 189,729 19,018,435
Brighthouse Financial, Inc.
(a)
................. 148,515 8,612,385
Brown & Brown, Inc. ....................... 332,452 41,357,029
Chubb Ltd. ............................. 1,003,401 303,017,068
Cincinnati Financial Corp. ................... 380,413 56,194,608
CNA Financial Corp. ....................... 54,220 2,753,834
Everest Group Ltd. ........................ 89,508 32,520,942
Fidelity National Financial, Inc. ................ 641,882 41,773,681
First American Financial Corp. ................ 245,674 16,123,585
Globe Life, Inc. .......................... 205,191 27,027,759
Hanover Insurance Group, Inc. (The) ........... 89,736 15,609,577
Hartford Insurance Group, Inc. (The) ............ 716,198 88,615,179
Kemper Corp. ........................... 149,856 10,017,874
Lincoln National Corp. ..................... 396,467 14,237,130
Loews Corp.
(b)
........................... 444,740 40,876,053
Markel Group, Inc.
(a) (b)
...................... 24,048 44,960,381
Marsh & McLennan Companies, Inc. ............ 1,055,234 257,508,753
MetLife, Inc. ............................ 1,435,230 115,234,617
Old Republic International Corp. ............... 584,683 22,931,267
Primerica, Inc. ........................... 84,161 23,946,329
Principal Financial Group, Inc. ................ 561,353 47,361,353
Progressive Corp. (The) .................... 227,715 64,445,622
Prudential Financial, Inc. .................... 889,327 99,320,039
Reinsurance Group of America, Inc. ............ 163,268 32,147,469
RenaissanceRe Holdings Ltd. ................ 127,550 30,612,000
RLI Corp. .............................. 194,896 15,655,996
Travelers Companies, Inc. (The) ............... 560,587 148,252,838
Unum Group ............................ 421,972 34,373,839
W R Berkley Corp. ........................ 729,101 51,882,827

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
26
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Insurance (continued)
White Mountains Insurance Group Ltd.
(b)
......... 6,290 $ 12,113,345
Willis Towers Watson PLC ................... 249,159 84,203,284
2,740,830,340
a
Interactive Media & Services  —  0 .1%
IAC, Inc.
(a) (b)
............................ 183,964 8,451,306
Match Group, Inc. ........................ 638,260 19,913,712
TripAdvisor, Inc.
(a) (b)
....................... 252,598 3,579,314
Trump Media & Technology Group Corp.
(a) (b)
....... 68,928 1,346,853
ZoomInfo Technologies, Inc.
(a)
................ 746,617 7,466,170
40,757,355
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 1,556,235 485,607,569
Akamai Technologies, Inc.
(a) (b)
................. 368,326 29,650,243
Amdocs Ltd. ............................ 277,778 25,416,687
Cognizant Technology Solutions Corp. , Class A ..... 1,234,601 94,446,976
DXC Technology Co.
(a)
..................... 448,604 7,648,698
EPAM Systems, Inc.
(a) (b)
.................... 126,541 21,365,182
Globant SA
(a) (b)
.......................... 25,808 3,038,118
International Business Machines Corp. .......... 2,275,269 565,768,390
Kyndryl Holdings, Inc.
(a)
..................... 562,119 17,650,537
Okta, Inc. , Class A
(a)
....................... 222,018 23,360,734
Twilio, Inc. , Class A
(a)
...................... 303,670 29,732,330
VeriSign, Inc.
(a)
.......................... 192,518 48,874,545
1,352,560,009
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 162,273 8,738,401
Hasbro, Inc. ............................ 43,416 2,669,650
Mattel, Inc.
(a)
............................ 847,252 16,462,106
Polaris, Inc. ............................. 127,142 5,205,194
YETI Holdings, Inc.
(a) (b)
..................... 147,764 4,890,988
37,966,339
a
Life Sciences Tools & Services  —  2 .0%
10X Genomics, Inc. , Class A
(a) (b)
............... 84,952 741,631
Agilent Technologies, Inc. ................... 712,336 83,329,065
Avantor, Inc.
(a) (b)
.......................... 1,691,024 27,411,499
Azenta, Inc.
(a) (b)
.......................... 98,945 3,427,455
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 46,708 11,376,200
Bio-Techne Corp.
(b)
........................ 386,390 22,654,046
Bruker Corp.
(b)
........................... 99,201 4,140,650
Charles River Laboratories International, Inc.
(a) (b)
.... 127,311 19,162,852
Danaher Corp. .......................... 1,600,906 328,185,730
Fortrea Holdings, Inc.
(a)
..................... 196,845 1,486,180
Illumina, Inc.
(a)
........................... 394,823 31,325,257
IQVIA Holdings, Inc.
(a) (b)
..................... 395,538 69,733,349
Mettler-Toledo International, Inc.
(a)
............. 51,621 60,959,755
QIAGEN N.V.
(a) (b)
......................... 541,425 21,738,214
Repligen Corp.
(a) (b)
........................ 118,079 15,024,372
Revvity, Inc.
(b)
........................... 304,222 32,186,688
Sotera Health Co.
(a) (b)
...................... 373,405 4,353,902
Thermo Fisher Scientific, Inc. ................. 947,151 471,302,338
Waters Corp.
(a) (b)
......................... 57,364 21,142,649
West Pharmaceutical Services, Inc. ............ 71,464 15,999,360
1,245,681,192
a
Machinery  —  3 .4%
AGCO Corp. ............................ 153,820 14,239,117
Allison Transmission Holdings, Inc. ............. 215,570 20,623,582
Caterpillar, Inc. .......................... 1,027,201 338,770,890
CNH Industrial N.V. ....................... 2,155,282 26,466,863
Crane Co. .............................. 122,080 18,700,214
Cummins, Inc. ........................... 338,758 106,180,308
Deere & Co. ............................ 618,128 290,118,377
Security Shares Value
a
Machinery (continued)
Donaldson Co., Inc. ....................... 299,536 $ 20,086,884
Dover Corp. ............................ 339,305 59,609,102
Esab Corp. ............................. 139,780 16,284,370
Flowserve Corp. ......................... 328,019 16,020,448
Fortive Corp. ............................ 857,958 62,785,366
Gates Industrial Corp. PLC
(a)
................. 590,456 10,870,295
Graco, Inc. ............................. 413,671 34,545,665
IDEX Corp. ............................. 187,278 33,891,700
Illinois Tool Works, Inc. ..................... 453,728 112,529,081
Ingersoll Rand, Inc.
(b)
...................... 1,001,271 80,131,718
ITT, Inc. ............................... 203,752 26,316,608
Lincoln Electric Holdings, Inc. ................ 99,452 18,812,340
Middleby Corp. (The)
(a) (b)
.................... 131,673 20,011,663
Nordson Corp. ........................... 140,257 28,292,642
Oshkosh Corp. .......................... 160,961 15,143,211
Otis Worldwide Corp. ...................... 989,964 102,164,285
PACCAR, Inc. ........................... 1,275,288 124,174,793
Parker-Hannifin Corp. ...................... 317,221 192,822,785
Pentair PLC ............................ 408,466 35,732,606
RBC Bearings, Inc.
(a)
...................... 70,937 22,825,398
Snap-on, Inc. ........................... 128,415 43,277,139
Stanley Black & Decker, Inc. ................. 380,131 29,224,471
Timken Co. (The) ......................... 159,463 11,460,606
Toro Co. (The) ........................... 253,921 18,472,753
Westinghouse Air Brake Technologies Corp. ....... 423,088 76,727,009
Xylem, Inc. ............................. 599,931 71,667,757
2,098,980,046
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 145,629 14,709,985
a
Media  —  1 .1%
Charter Communications, Inc. , Class A
(a) (b)
........ 229,266 84,491,399
Comcast Corp. , Class A .................... 9,300,423 343,185,609
Fox Corp. , Class A , NVS .................... 547,253 30,974,520
Fox Corp. , Class B ........................ 327,040 17,238,278
Interpublic Group of Companies, Inc. (The) ....... 919,834 24,982,691
Liberty Broadband Corp. , Series A
(a)
............ 30,799 2,617,915
Liberty Broadband Corp. , Series C , NVS
(a)
........ 205,971 17,517,834
New York Times Co. (The) , Class A ............. 398,340 19,757,664
News Corp. , Class A , NVS .................. 941,097 25,616,660
News Corp. , Class B ...................... 281,131 8,537,949
Nexstar Media Group, Inc. ................... 46,893 8,404,163
Omnicom Group, Inc. ...................... 480,212 39,814,377
Paramount Global , Class A
(b)
................. 26,914 612,294
Paramount Global , Class B , NVS .............. 1,463,291 17,500,960
Sirius XM Holdings, Inc.
(b)
................... 532,491 12,005,010
653,257,323
a
Metals & Mining  —  0 .8%
Alcoa Corp. ............................. 610,336 18,615,248
ATI, Inc.
(a)
.............................. 305,053 15,871,908
Cleveland-Cliffs, Inc.
(a) (b)
.................... 802,699 6,598,186
Freeport-McMoRan, Inc. .................... 3,548,902 134,361,430
MP Materials Corp. , Class A
(a) (b)
............... 323,832 7,904,739
Newmont Corp. .......................... 2,825,821 136,430,638
Nucor Corp. ............................ 581,459 69,972,776
Reliance, Inc. ........................... 133,189 38,458,324
Royal Gold, Inc. .......................... 163,793 26,781,793
Steel Dynamics, Inc. ....................... 359,229 44,932,363
United States Steel Corp. ................... 556,016 23,497,236
523,424,641
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2025
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 2,143,454 $ 20,534,289
Annaly Capital Management, Inc. .............. 1,386,440 28,158,596
Rithm Capital Corp. ....................... 1,288,870 14,757,562
Starwood Property Trust, Inc. ................. 789,092 15,600,349
79,050,796
a
Multi-Utilities  —  1 .3%
Ameren Corp. ........................... 659,095 66,173,138
CenterPoint Energy, Inc. .................... 1,596,513 57,841,666
CMS Energy Corp. ........................ 737,882 55,422,317
Consolidated Edison, Inc. ................... 859,177 95,016,385
Dominion Energy, Inc. ...................... 2,078,172 116,523,104
DTE Energy Co. ......................... 513,334 70,978,692
NiSource, Inc. ........................... 1,155,426 46,321,028
Public Service Enterprise Group, Inc. ........... 1,236,788 101,787,652
Sempra ............................... 1,571,138 112,116,408
WEC Energy Group, Inc. .................... 784,845 85,532,408
807,712,798
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 392,243 26,354,807
Cousins Properties, Inc. .................... 413,883 12,209,548
Highwoods Properties, Inc. .................. 257,847 7,642,585
Kilroy Realty Corp. ........................ 289,017 9,468,197
Vornado Realty Trust
(b)
..................... 439,021 16,239,387
71,914,524
a
Oil, Gas & Consumable Fuels  —  6 .5%
Antero Midstream Corp. .................... 518,066 9,325,188
Antero Resources Corp.
(a)
................... 723,093 29,241,881
APA Corp. ............................. 903,618 18,994,050
Cheniere Energy, Inc. ...................... 270,259 62,537,933
Chevron Corp. ........................... 4,059,681 679,144,034
Chord Energy Corp. ....................... 153,939 17,352,004
Civitas Resources, Inc. ..................... 179,123 6,249,601
ConocoPhillips .......................... 3,209,454 337,056,859
Coterra Energy, Inc. ....................... 1,805,968 52,192,475
Devon Energy Corp. ....................... 1,541,044 57,635,046
Diamondback Energy, Inc. ................... 467,141 74,686,503
DT Midstream, Inc. ........................ 249,795 24,100,222
EOG Resources, Inc. ...................... 1,389,136 178,142,801
EQT Corp. ............................. 1,369,030 73,147,273
Expand Energy Corp. ...................... 570,726 63,533,218
Exxon Mobil Corp. ........................ 10,905,789 1,297,025,486
Hess Corp. ............................. 243,915 38,960,543
HF Sinclair Corp. ......................... 381,694 12,550,099
Kinder Morgan, Inc. ....................... 4,806,290 137,123,454
Marathon Petroleum Corp. .................. 796,657 116,064,958
Matador Resources Co. .................... 268,618 13,723,694
New Fortress Energy, Inc. , Class A
(b)
............ 97,213 807,840
Occidental Petroleum Corp. .................. 1,689,146 83,376,246
ONEOK, Inc. ............................ 1,537,379 152,538,744
Ovintiv, Inc. ............................. 656,306 28,089,897
Permian Resources Corp. , Class A ............. 1,278,726 17,710,355
Phillips 66 .............................. 1,023,456 126,376,347
Range Resources Corp. .................... 586,246 23,408,803
Valero Energy Corp. ....................... 782,822 103,387,301
Viper Energy, Inc. , Class A .................. 223,699 10,100,010
Williams Companies, Inc. (The) ............... 3,017,321 180,315,103
4,024,897,968
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 48,044 4,419,087
a
Security Shares Value
a
Passenger Airlines  —  0 .3%
Alaska Air Group, Inc.
(a)
..................... 310,263 $ 15,271,145
American Airlines Group, Inc.
(a)
................ 1,512,188 15,953,583
Delta Air Lines, Inc. ....................... 1,597,498 69,650,913
Southwest Airlines Co. ..................... 1,481,367 49,744,304
United Airlines Holdings, Inc.
(a) (b)
............... 809,743 55,912,754
206,532,699
a
Personal Care Products  —  0 .3%
BellRing Brands, Inc.
(a)
..................... 321,401 23,931,518
Coty, Inc. , Class A
(a) (b)
...................... 947,030 5,180,254
Estee Lauder Companies, Inc. (The) , Class A ...... 367,928 24,283,248
Kenvue, Inc. ............................ 4,748,658 113,872,819
167,267,839
a
Pharmaceuticals  —  2 .9%
Bristol-Myers Squibb Co. .................... 5,030,535 306,812,330
Elanco Animal Health, Inc.
(a) (b)
................ 1,234,212 12,959,226
Jazz Pharmaceuticals PLC
(a) (b)
................ 149,150 18,516,972
Johnson & Johnson ....................... 5,983,050 992,229,012
Organon & Co. .......................... 636,258 9,473,882
Perrigo Co. PLC ......................... 335,139 9,397,297
Pfizer, Inc. ............................. 14,061,743 356,324,568
Royalty Pharma PLC , Class A ................ 967,266 30,110,991
Viatris, Inc. ............................. 2,935,230 25,565,853
Zoetis, Inc. , Class A ....................... 198,035 32,606,463
1,793,996,594
a
Professional Services  —  0 .8%
Amentum Holdings, Inc.
(a)
................... 366,587 6,671,883
Automatic Data Processing, Inc. ............... 73,206 22,366,629
Broadridge Financial Solutions, Inc. ............ 25,229 6,117,023
CACI International, Inc. , Class A
(a) (b)
............ 54,992 20,177,665
Clarivate PLC
(a) (b)
......................... 1,009,325 3,966,647
Concentrix Corp. ......................... 118,968 6,619,380
Dayforce, Inc.
(a) (b)
......................... 334,394 19,505,202
Dun & Bradstreet Holdings, Inc. ............... 758,402 6,780,114
Equifax, Inc. ............................ 243,100 59,209,436
FTI Consulting, Inc.
(a)
...................... 86,922 14,262,162
Genpact Ltd. ............................ 434,384 21,884,266
Jacobs Solutions, Inc. ...................... 304,915 36,861,174
KBR, Inc. .............................. 303,900 15,137,259
Leidos Holdings, Inc. ...................... 329,129 44,412,667
ManpowerGroup, Inc. ...................... 118,207 6,841,821
Parsons Corp.
(a)
.......................... 113,090 6,696,059
Paychex, Inc. ........................... 509,991 78,681,412
Paycom Software, Inc. ..................... 46,576 10,175,925
Paycor HCM, Inc.
(a) (b)
...................... 182,633 4,098,285
Robert Half, Inc. ......................... 249,353 13,602,206
Science Applications International Corp. ......... 122,127 13,711,198
SS&C Technologies Holdings, Inc. ............. 533,044 44,525,165
TransUnion ............................. 453,998 37,677,294
499,980,872
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 758,672 99,219,124
CoStar Group, Inc.
(a) (b)
...................... 1,029,571 81,572,910
Howard Hughes Holdings, Inc.
(a) (b)
.............. 76,721 5,683,492
Jones Lang LaSalle, Inc.
(a)
................... 81,381 20,175,164
Seaport Entertainment Group, Inc.
(a) (b)
........... 19,368 415,831
Zillow Group, Inc. , Class A
(a) (b)
................ 116,360 7,779,829
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 383,912 26,321,007
241,167,357
a
Residential REITs  —  0 .7%
American Homes 4 Rent , Class A .............. 834,970 31,570,216
AvalonBay Communities, Inc. ................ 352,096 75,566,843

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
28
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Residential REITs (continued)
Camden Property Trust ..................... 255,909 $ 31,297,671
Equity LifeStyle Properties, Inc. ............... 466,967 31,146,699
Equity Residential ........................ 938,064 67,146,621
Essex Property Trust, Inc. ................... 158,347 48,544,440
Invitation Homes, Inc. ...................... 1,517,476 52,884,038
Mid-America Apartment Communities, Inc. ........ 287,893 48,245,109
Sun Communities, Inc. ..................... 312,452 40,193,825
UDR, Inc. .............................. 811,669 36,663,089
463,258,551
a
Retail REITs  —  0 .6%
Agree Realty Corp. ....................... 252,515 19,491,633
Brixmor Property Group, Inc. ................. 748,616 19,875,755
Federal Realty Investment Trust ............... 208,797 20,424,522
Kimco Realty Corp. ....................... 1,635,370 34,735,259
NNN REIT, Inc. .......................... 461,480 19,682,122
Realty Income Corp. ....................... 2,160,889 125,353,171
Regency Centers Corp. .................... 446,653 32,945,125
Simon Property Group, Inc. .................. 597,037 99,155,905
371,663,492
a
Semiconductors & Semiconductor Equipment  —  2 .7%
Advanced Micro Devices, Inc.
(a)
............... 1,357,483 139,467,803
Allegro MicroSystems, Inc.
(a)
................. 304,902 7,662,187
Amkor Technology, Inc. ..................... 278,714 5,033,575
Analog Devices, Inc. ....................... 1,228,888 247,829,843
Applied Materials, Inc. ..................... 163,485 23,724,943
Astera Labs, Inc.
(a) (b)
....................... 259,741 15,498,745
Cirrus Logic, Inc.
(a)
........................ 132,912 13,245,345
First Solar, Inc.
(a)
......................... 264,360 33,423,035
GlobalFoundries, Inc.
(a) (b)
.................... 242,616 8,954,956
Intel Corp. ............................. 10,750,153 244,135,975
Lattice Semiconductor Corp.
(a)
................ 45,155 2,368,380
MACOM Technology Solutions Holdings, Inc.
(a)
..... 154,499 15,508,610
Marvell Technology, Inc. .................... 1,954,832 120,359,006
Microchip Technology, Inc. ................... 1,311,926 63,510,338
Micron Technology, Inc. ..................... 2,733,949 237,552,829
MKS Instruments, Inc. ..................... 155,179 12,437,597
ON Semiconductor Corp.
(a)
.................. 1,051,231 42,774,589
Onto Innovation, Inc.
(a)
..................... 91,246 11,071,790
Qorvo, Inc.
(a)
............................ 237,160 17,172,756
QUALCOMM, Inc. ........................ 172,449 26,489,891
Skyworks Solutions, Inc. .................... 396,819 25,646,412
Teradyne, Inc. ........................... 35,602 2,940,725
Texas Instruments, Inc. ..................... 1,984,319 356,582,124
Universal Display Corp. .................... 57,276 7,988,856
Wolfspeed, Inc.
(a) (b)
........................ 381,512 1,167,427
1,682,547,737
a
Software  —  1 .2%
ANSYS, Inc.
(a)
........................... 216,640 68,579,558
BILL Holdings, Inc.
(a)
....................... 190,217 8,729,058
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 1,195,918 10,799,140
Dolby Laboratories, Inc. , Class A .............. 149,052 11,970,366
DoubleVerify Holdings, Inc.
(a)
................. 156,292 2,089,624
Dropbox, Inc. , Class A
(a) (b)
................... 383,157 10,234,124
Fair Isaac Corp.
(a)
......................... 9,072 16,730,220
Fortinet, Inc.
(a) (b)
.......................... 286,380 27,566,939
Gen Digital, Inc. .......................... 1,349,291 35,810,183
Guidewire Software, Inc.
(a)
................... 110,362 20,677,424
Informatica, Inc. , Class A
(a) (b)
................. 199,460 3,480,577
MicroStrategy, Inc. , Class A
(a) (b)
................ 536,805 154,744,777
nCino, Inc.
(a) (b)
........................... 77,787 2,136,809
Nutanix, Inc. , Class A
(a)
..................... 443,277 30,945,167
PTC, Inc.
(a)
............................. 116,531 18,056,478
Security Shares Value
a
Software (continued)
Roper Technologies, Inc. .................... 264,762 $ 156,098,380
Salesforce, Inc. .......................... 348,599 93,550,028
SentinelOne, Inc. , Class A
(a)
.................. 583,605 10,609,939
Tyler Technologies, Inc.
(a) (b)
.................. 15,625 9,084,219
UiPath, Inc. , Class A
(a)
..................... 156,688 1,613,886
Unity Software, Inc.
(a) (b)
..................... 419,861 8,225,077
Zoom Communications, Inc. , Class A
(a) (b)
......... 653,478 48,207,072
749,939,045
a
Specialized REITs  —  1 .5%
Crown Castle, Inc. ........................ 1,078,021 112,362,129
CubeSmart ............................. 557,520 23,811,679
Digital Realty Trust, Inc. .................... 821,550 117,719,900
EPR Properties .......................... 184,742 9,719,277
Equinix, Inc. ............................ 226,106 184,355,527
Extra Space Storage, Inc. ................... 519,185 77,093,781
Gaming and Leisure Properties, Inc. ............ 644,153 32,787,388
Iron Mountain, Inc. ........................ 310,209 26,690,382
Lamar Advertising Co. , Class A ............... 162,808 18,524,294
Millrose Properties, Inc. , Class A
(a)
............. 312,728 8,290,419
National Storage Affiliates Trust ............... 176,085 6,937,749
Public Storage ........................... 332,612 99,547,445
Rayonier, Inc. ........................... 380,712 10,614,251
SBA Communications Corp. , Class A ............ 266,002 58,523,100
VICI Properties, Inc. ....................... 2,611,845 85,198,384
Weyerhaeuser Co. ........................ 1,807,147 52,913,264
925,088,969
a
Specialty Retail  —  1 .7%
Advance Auto Parts, Inc. .................... 147,120 5,768,575
AutoNation, Inc.
(a)
......................... 63,805 10,331,306
AutoZone, Inc.
(a) (b)
........................ 3,684 14,046,282
Bath & Body Works, Inc. .................... 542,222 16,440,171
Best Buy Co., Inc. ........................ 534,497 39,344,324
CarMax, Inc.
(a) (b)
.......................... 355,993 27,738,975
Carvana Co. , Class A
(a)
..................... 174,637 36,513,104
Dick's Sporting Goods, Inc. .................. 126,677 25,533,016
Five Below, Inc.
(a)
......................... 27,386 2,051,896
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 164,841 13,264,755
GameStop Corp. , Class A
(a) (b)
................. 970,840 21,669,149
Gap, Inc. (The) .......................... 505,963 10,427,897
Home Depot, Inc. (The) .................... 496,937 182,122,441
Lithia Motors, Inc. , Class A .................. 64,839 19,032,840
Lowe's Companies, Inc. .................... 1,401,366 326,840,592
O'Reilly Automotive, Inc.
(a)
................... 11,208 16,056,357
Penske Automotive Group, Inc. ............... 45,640 6,571,247
RH
(a)
................................. 29,469 6,907,828
Ross Stores, Inc. ......................... 619,346 79,146,225
TJX Companies, Inc. (The) .................. 1,149,409 139,998,016
Ulta Beauty, Inc.
(a)
........................ 15,774 5,781,802
Wayfair, Inc. , Class A
(a) (b)
.................... 238,655 7,644,120
Williams-Sonoma, Inc. ..................... 126,265 19,962,497
1,033,193,415
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Dell Technologies, Inc. , Class C ............... 574,229 52,340,973
Hewlett Packard Enterprise Co. ............... 3,254,609 50,218,617
HP, Inc. ............................... 1,761,497 48,775,852
NetApp, Inc. ............................ 284,072 24,952,884
Pure Storage, Inc. , Class A
(a)
................. 97,601 4,320,796
SanDisk Corp.
(a) (b)
........................ 284,831 13,560,804
Western Digital Corp.
(a)
..................... 854,648 34,553,419
228,723,345
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2025
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Amer Sports, Inc.
(a)
........................ 144,493 $ 3,862,298
Birkenstock Holding PLC
(a) (b)
................. 97,077 4,450,980
Capri Holdings Ltd.
(a) (b)
..................... 286,363 5,649,942
Carter's, Inc. ............................ 88,576 3,622,758
Columbia Sportswear Co. ................... 82,144 6,217,479
Crocs, Inc.
(a) (b)
........................... 115,858 12,304,120
NIKE, Inc. , Class B ....................... 1,121,119 71,168,634
PVH Corp.
(b)
............................ 139,355 9,007,907
Ralph Lauren Corp. , Class A ................. 97,743 21,575,790
Skechers USA, Inc. , Class A
(a)
................ 296,820 16,853,440
Tapestry, Inc. ............................ 574,960 40,482,934
Under Armour, Inc. , Class A
(a) (b)
............... 465,855 2,911,594
Under Armour, Inc. , Class C , NVS
(a)
............ 478,123 2,844,832
VF Corp. .............................. 865,154 13,427,190
214,379,898
a
Tobacco  —  1 .4%
Altria Group, Inc. ......................... 4,205,877 252,436,738
Philip Morris International, Inc. ................ 3,855,580 611,996,213
864,432,951
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 257,852 12,456,830
Core & Main, Inc. , Class A
(a) (b)
................ 163,434 7,895,497
Fastenal Co. ............................ 222,335 17,242,079
Ferguson Enterprises, Inc. ................... 462,764 74,148,676
MSC Industrial Direct Co., Inc. , Class A .......... 113,421 8,809,409
SiteOne Landscape Supply, Inc.
(a) (b)
............. 69,666 8,460,239
United Rentals, Inc. ....................... 123,098 77,145,517
Watsco, Inc. ............................ 85,808 43,616,206
WESCO International, Inc. ................... 104,005 16,151,976
WW Grainger, Inc. ........................ 14,282 14,108,188
280,034,617
a
Security Shares Value
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 483,136 $ 71,272,223
Essential Utilities, Inc. ...................... 627,686 24,812,427
96,084,650
a
Wireless Telecommunication Services  —  0 .5%
GCI Liberty, Inc. , Class A
(a) (d)
................. 250,091 —
T-Mobile U.S., Inc. ........................ 1,168,154 311,558,353
311,558,353
a
Total Long-Term Investments — 99.7%
(Cost: $ 53,937,172,501 ) .............................. 61,780,349,894
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(c) (e) (f)
...................... 699,141,162 699,490,732
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(c) (e)
............................ 108,886,169 108,886,169
a
Total Short-Term Securities — 1.3%
(Cost: $ 808,019,735 ) ................................ 808,376,901
Total Investments — 101.0%
(Cost: $ 54,745,192,236 ) .............................. 62,588,726,795
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (637,995,180)
Net Assets — 100.0% ................................. $ 61,950,731,615
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ 605,060,820 $ 94,382,919
(a)
$ — $ 66,031 $ (19,038) $ 699,490,732 699,141,162 $ 3,406,132
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... 76,868,005 32,018,164
(a)
— — — 108,886,169 108,886,169 4,619,447 —
BlackRock, Inc. ...... 317,780,595 80,568,137 (88,806,716) 26,987,101 10,033,053 346,562,170 366,159 7,451,344 —
$ 27,053,132 $ 10,014,015
$ 1,154,939,071
$ 15,476,923 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Russell 1000 Value ETF
30
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 1,759 06/20/25 $ 163,956 $ 2,587,433
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,587,433 $ — $ — $ — $ 2,587,433
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 3,224,149 $ — $ — $ — $ 3,224,149
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (1,492,058) $ — $ — $ — $ (1,492,058)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 151,783,755
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2025
31
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 61,780,349,894  $ —  $ —  $ 61,780,349,894
Short-Term Securities
Money Market Funds ...................................... 808,376,901  —  —  808,376,901
$ 62,588,726,795  $ —  $ —  $ 62,588,726,795
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,587,433  $ —  $ —  $ 2,587,433
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

32
2025
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
March 31, 2025
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 36,986,118,412  $ 96,177,487,884  $ 61,433,787,724
Investments, at value — affiliated
(c)
........................................................ 494,075,565  1,024,392,171  1,154,939,071
Cash ............................................................................ 2,144,927  6,907,154  2,580,905
Cash pledged:
Futures contracts .................................................................. 3,687,000  10,498,000  9,061,740
Receivables:
Securities lending income — affiliated .................................................... 68,851  173,742  158,386
Capital shares sold ................................................................. 43,328  197,417  347,284
Dividends — unaffiliated ............................................................. 20,903,785  22,015,508  56,625,476
Dividends — affiliated ............................................................... 209,084  485,461  381,222
Variation margin on futures contracts ..................................................... 335,027  218,370  1,334,388
Total assets .......................................................................
37,507,585,979  97,242,375,707  62,659,216,196
LIABILITIES
Collateral on securities loaned ........................................................... 337,160,961  888,508,099  698,970,742
Payables:
Investment advisory fees ............................................................. 4,786,399  15,283,478  9,513,839
Total liabilities ......................................................................
341,947,360  903,791,577  708,484,581
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 37,165,638,619  $ 96,338,584,130  $ 61,950,731,615
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 35,200,975,208  $ 73,694,210,478  $ 58,375,005,973
Accumulated earnings ................................................................ 1,964,663,411  22,644,373,652  3,575,725,642
NET ASSETS ......................................................................
$ 37,165,638,619  $ 96,338,584,130  $ 61,950,731,615
NET ASSET VALUE
Shares outstanding .................................................................. 121,200,000  266,950,000  329,350,000
Net asset value ..................................................................... $ 306.65  $ 360.89  $ 188.10
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ 327,867,684  $ 863,852,816  $ 677,683,442
(b)
Investments, at cost — unaffiliated ...................................................... $ 33,498,154,942  $ 68,614,276,957  $ 53,674,184,727
(c)
Investments, at cost — affiliated ........................................................ $ 479,532,303  $ 1,023,842,300  $ 1,071,007,509

33
Statements of Operations
Statements of Operations
Year Ended March 31, 2025
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 488,827,579  $ 630,836,412  $ 1,221,384,913
Dividends — affiliated .............................................................. 5,103,492  6,551,264  12,070,791
Interest — unaffiliated .............................................................. 219,761  474,057  438,689
Securities lending income — affiliated — net ............................................... 1,448,501  2,235,122  3,406,132
Foreign taxes withheld ............................................................. (39,172) (33,761) (98,183)
Total investment income ..............................................................
495,560,161  640,063,094  1,237,202,342
EXPENSES
Investment advisory ............................................................... 56,333,923  180,337,906  108,602,981
Interest expense ................................................................. 3  25  1
Total expenses .................................................................... 56,333,926  180,337,931  108,602,982
Net investment income ...............................................................
439,226,235  459,725,163  1,128,599,360
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (220,066,792) 143,397,007  (20,568,476)
Investments — affiliated ........................................................... (157,962) 187,042  (586,863)
Futures contracts ............................................................... 1,635,239  11,567,018  3,224,149
In-kind redemptions — unaffiliated
(a)
................................................... 6,443,128,055  10,174,848,519  3,210,331,085
In-kind redemptions — affiliated
(a)
.................................................... 14,993,996  —  27,639,995
6,239,532,536  10,329,999,586  3,220,039,890
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... (3,955,143,522) (4,070,429,790) (389,856,204)
Investments — affiliated ........................................................... (3,186,584) 23,150  10,014,015
Futures contracts ............................................................... (780,092) (6,240,236) (1,492,058)
(3,959,110,198) (4,076,646,876) (381,334,247)
Net realized and unrealized gain ........................................................
2,280,422,338  6,253,352,710  2,838,705,643
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 2,719,648,573  $ 6,713,077,873  $ 3,967,305,003
(a)
See Note 2 of the Notes to Financial Statements.

34
2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 439,226,235  $ 429,912,703  $ 459,725,163  $ 491,264,556
Net realized gain ............................................. 6,239,532,536  3,267,825,634  10,329,999,586  4,709,706,722
Net change in unrealized appreciation (depreciation) ..................... (3,959,110,198) 4,581,030,463  (4,076,646,876) 19,764,900,848
Net increase in net assets resulting from operations ........................
2,719,648,573  8,278,768,800  6,713,077,873  24,965,872,126
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(440,057,087) (433,193,826) (471,421,216) (515,727,748)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(558,916,093) (766,733,872) 924,103,611  1,169,419,764
NET ASSETS
Total increase in net assets ........................................ 1,720,675,393  7,078,841,102  7,165,760,268  25,619,564,142
Beginning of year ...............................................
35,444,963,226  28,366,122,124  89,172,823,862  63,553,259,720
End of year ...................................................
$ 37,165,638,619  $ 35,444,963,226  $ 96,338,584,130  $ 89,172,823,862
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

35
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Russell 1000 Value ETF
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 1,128,599,360  $ 1,095,614,372
Net realized gain ................................................................................ 3,220,039,890  3,284,640,219
Net change in unrealized appreciation (depreciation) ........................................................ (381,334,247) 5,333,004,536
Net increase in net assets resulting from operations ...........................................................
3,967,305,003  9,713,259,127
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(1,130,617,738) (1,078,895,276)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........................................
2,933,153,591  (3,048,552,944)
NET ASSETS
Total increase in net assets ........................................................................... 5,769,840,856  5,585,810,907
Beginning of year ..................................................................................
56,180,890,759  50,595,079,852
End of year ......................................................................................
$ 61,950,731,615  $ 56,180,890,759
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

36
2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ..........................
$ 288.17  $ 225.22  $ 250.07  $ 223.72  $ 141.59
Net investment income
(a)
................................ 3 .62  3 .44  3 .31  2 .88  2 .74
Net realized and unrealized gain (loss)
(b)
......................
18.51  62.99  (24.81) 26.40  82.26
Net increase (decrease) from investment operations ...............
22.13  66.43  (21.50) 29.28  85.00
Distributions from net investment income
(c)
...................... ( 3 .65 ) ( 3 .48 ) ( 3 .35 ) ( 2 .93 ) ( 2 .87 )
Net asset value, end of year ..............................
$ 306.65  $ 288.17  $ 225.22  $ 250.07  $ 223.72
Total Return
(d)
– – – – –
Based on net asset value .................................
7 .66% 29.73% ( 8 .51 ) % 13.09% 60.37%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .17% 1 .39% 1 .51% 1 .17% 1 .44%
Supplemental Data
Net assets, end of year (000) ...............................
$ 37,165,639  $ 35,444,963  $ 28,366,122  $ 30,420,468  $ 27,147,851
Portfolio turnover rate
(f)
...................................
3% 3% 5% 6% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

37
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Growth ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ..........................
$ 337.07  $ 244.48  $ 277.39  $ 243.05  $ 150.69
Net investment income
(a)
................................ 1 .75  1 .88  1 .96  1 .53  1 .54
Net realized and unrealized gain (loss)
(b)
......................
23.86  92.66  (32.81) 34.37  92.34
Net increase (decrease) from investment operations ...............
25.61  94.54  (30.85) 35.90  93.88
Distributions from net investment income
(c)
...................... ( 1 .79 ) ( 1 .95 ) ( 2 .06 ) ( 1 .56 ) ( 1 .52 )
Net asset value, end of year ..............................
$ 360.89  $ 337.07  $ 244.48  $ 277.39  $ 243.05
Total Return
(d)
– – – – –
Based on net asset value .................................
7 .57% 38.81% (11.06) % 14.77% 62.44%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .18% 0 .19% 0 .19% 0 .18% 0 .19%
Net investment income ...................................
0 .47% 0 .66% 0 .85% 0 .55% 0 .72%
Supplemental Data
Net assets, end of year (000) ...............................
$ 96,338,584  $ 89,172,824  $ 63,553,260  $ 70,734,758  $ 63,155,924
Portfolio turnover rate
(f)
...................................
13% 12% 14% 13% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

38
2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Value ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ..........................
$ 179.18  $ 152.35  $ 165.88  $ 151.43  $ 99.22
Net investment income
(a)
................................ 3 .53  3 .40  3 .24  2 .83  2 .69
Net realized and unrealized gain (loss)
(b)
......................
8 .89  26.77  (13.46) 14.44  52.15
Net increase (decrease) from investment operations ...............
12.42  30.17  (10.22) 17.27  54.84
Distributions from net investment income
(c)
...................... ( 3 .50 ) ( 3 .34 ) ( 3 .31 ) ( 2 .82 ) ( 2 .63 )
Net asset value, end of year ..............................
$ 188.10  $ 179.18  $ 152.35  $ 165.88  $ 151.43
Total Return
(d)
– – – – –
Based on net asset value .................................
6 .98% 20.08% ( 6 .07 ) % 11.45% 55.84%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .18% 0 .19% 0 .19% 0 .18% 0 .19%
Net investment income ...................................
1 .91% 2 .14% 2 .12% 1 .75% 2 .15%
Supplemental Data
Net assets, end of year (000) ...............................
$ 61,950,732  $ 56,180,891  $ 50,595,080  $ 57,965,518  $ 51,108,565
Portfolio turnover rate
(f)
...................................
15% 14% 15% 17% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
39
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
iShares ETF
Diversification
Classification
Russell 1000 ........................................................................................................ Diversified
Russell 1000 Growth
(a)
................................................................................................. Diversified
Russell 1000 Value ................................................................................................... Diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Notes to Financial Statements
(continued)
40
2025
iShares Annual Financial Statements and Additional Information
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
( continued)
41
Notes to Financial Statements
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Russell 1000
Barclays Bank PLC ............................................... $ 21,523,139 $ (21,523,139) $ — $ —
Barclays Capital, Inc. ............................................. 16,258,564 (16,258,564) — —
BNP Paribas SA ................................................. 19,259,042 (19,259,042) — —
BofA Securities, Inc. .............................................. 24,149,655 (24,149,655) — —
Citigroup Global Markets, Inc. ........................................ 51,061,379 (51,061,379) — —
Goldman Sachs & Co. LLC ......................................... 46,351,859 (46,351,859) — —
HSBC Bank PLC ................................................ 18,444,592 (18,444,592) — —
J.P. Morgan Securities LLC ......................................... 49,984,388 (49,984,388) — —
Jefferies LLC ................................................... 1,577,252 (1,577,252) — —
Morgan Stanley ................................................. 42,335,130 (42,335,130) — —
National Financial Services LLC ...................................... 8,776,334 (8,776,334) — —
Natixis SA ..................................................... 121,440 (121,440) — —
SG Americas Securities LLC ........................................ 8,057,322 (8,057,322) — —
State Street Bank & Trust Co. ........................................ 1,215,461 (1,215,461) — —
UBS AG ...................................................... 1,830,869 (1,830,869) — —
UBS Securities LLC .............................................. 1,008,034 (1,008,034) — —
Virtu Americas LLC ............................................... 1,524,557 (1,524,557) — —
Wells Fargo Bank NA ............................................. 9,032,574 (9,032,574) — —
Wells Fargo Securities LLC ......................................... 5,356,093 (5,356,093) — —
$ 327,867,684 $ (327,867,684)
$ —
$ —
a
Russell 1000 Growth
Barclays Bank PLC ............................................... 70,723,150 (70,723,150) — —
Barclays Capital, Inc. ............................................. 983,645 (983,645) — —
BNP Paribas SA ................................................. 109,700,992 (109,700,992) — —
BofA Securities, Inc. .............................................. 49,158,330 (49,158,330) — —
Citigroup Global Markets, Inc. ........................................ 175,010,957 (175,010,957) — —
Goldman Sachs & Co. LLC ......................................... 84,153,292 (84,153,292) — —
HSBC Bank PLC ................................................ 15,622,594 (15,622,594) — —
J.P. Morgan Securities LLC ......................................... 70,194,010 (70,194,010) — —
Jefferies LLC ................................................... 29,546,679 (29,546,679) — —
Morgan Stanley ................................................. 136,728,830 (136,728,830) — —
National Financial Services LLC ...................................... 13,703,553 (13,703,553) — —
Natixis SA ..................................................... 435,125 (435,125) — —
RBC Capital Markets LLC .......................................... 117,306 (117,306) — —
Scotia Capital (USA), Inc. .......................................... 5,179,758 (5,179,758) — —
SG Americas Securities LLC ........................................ 1,775,556 (1,775,556) — —
State Street Bank & Trust Co. ........................................ 13,421,924 (13,421,924) — —
Toronto-Dominion Bank ............................................ 4,576 (4,576) — —
UBS AG ...................................................... 35,739,419 (35,739,419) — —
UBS Securities LLC .............................................. 722,725 (722,725) — —
Virtu Americas LLC ............................................... 2,026,208 (2,026,208) — —
Wells Fargo Bank NA ............................................. 46,996,915 (46,996,915) — —
Wells Fargo Securities LLC ......................................... 1,907,272 (1,907,272) — —
$ 863,852,816 $ (863,852,816)
$ —
$ —
a

Notes to Financial Statements
(continued)
42
2025
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Russell 1000 Value
Barclays Bank PLC ............................................... $ 60,689,996 $ (60,689,996) $ — $ —
Barclays Capital, Inc. ............................................. 8,859,963 (8,859,963) — —
BNP Paribas SA ................................................. 82,929,609 (82,929,609) — —
BofA Securities, Inc. .............................................. 50,617,713 (50,617,713) — —
Citadel Clearing LLC .............................................. 6,441,120 (6,441,120) — —
Citigroup Global Markets, Inc. ........................................ 58,797,557 (58,797,557) — —
Goldman Sachs & Co. LLC ......................................... 72,201,955 (72,201,955) — —
HSBC Bank PLC ................................................ 2,220,399 (2,220,399) — —
J.P. Morgan Securities LLC ......................................... 128,177,485 (128,177,485) — —
Jefferies LLC ................................................... 134,017 (134,017) — —
Mizuho Securities USA LLC ......................................... 380,880 (380,880) — —
Morgan Stanley ................................................. 75,061,958 (75,061,958) — —
National Financial Services LLC ...................................... 20,719,944 (20,719,944) — —
Natixis SA ..................................................... 74,916 (74,916) — —
Nomura Securities International, Inc. ................................... 811,740 (811,740) — —
RBC Capital Markets LLC .......................................... 322,057 (322,057) — —
Scotia Capital, Inc. ............................................... 6,500,097 (6,500,097) — —
SG Americas Securities LLC ........................................ 1,403,847 (1,403,847) — —
State Street Bank & Trust Co. ........................................ 3,543,852 (3,543,852) — —
Toronto-Dominion Bank ............................................ 51,248 (51,248) — —
UBS AG ...................................................... 54,907,450 (54,907,450) — —
UBS Securities LLC .............................................. 4,835,889 (4,835,889) — —
Virtu Americas LLC ............................................... 1,113,189 (1,113,189) — —
Wells Fargo Bank NA ............................................. 27,560,818 (27,560,818) — —
Wells Fargo Securities LLC ......................................... 9,325,743 (9,325,743) — —
$ 677,683,442 $ (677,683,442)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
( continued)
43
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Russell 1000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2000%
Over $121 billion, up to and including $181 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.190000
Over $181 billion, up to and including $231 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.180500
Over $231 billion, up to and including $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.171475
Over $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.162901

Notes to Financial Statements
(continued)
44
2025
iShares Annual Financial Statements and Additional Information
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  March 31, 2025 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2025 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2025 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2025 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2025 , permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Amounts
Russell 1000 ....................................................................................................... $ 478,640
Russell 1000 Growth ................................................................................................. 883,280
Russell 1000 Value .................................................................................................. 1,049,658
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 1000 ......................................................................
$ 445,842,844 $ 312,509,682 $ (127,346,082)
Russell 1000 Growth ................................................................
7,086,602,028 6,792,016,790 162,687,034
Russell 1000 Value .................................................................
7,129,048,123 4,004,179,518 422,897,933
iShares ETF Purchases Sales
Russell 1000 ..................................................................................... $ 1,149,206,143  $ 1,139,658,353
Russell 1000 Growth ............................................................................... 12,313,319,663  12,303,711,910
Russell 1000 Value ................................................................................ 8,811,861,986  8,780,841,162
iShares ETF In-kind Purchases In-kind Sales
Russell 1000 ..................................................................................... $ 14,135,094,635  $ 14,692,296,074
Russell 1000 Growth ............................................................................... 16,815,057,355  15,892,856,997
Russell 1000 Value ................................................................................ 12,878,555,971  9,957,158,943
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Russell 1000 ....................................................................................... $ 6,431,458,798 $ (6,431,458,798)
Russell 1000 Growth ................................................................................. 10,146,831,670 (10,146,831,670)
Russell 1000 Value .................................................................................. 3,227,649,776 (3,227,649,776)

Notes to Financial Statements
( continued)
45
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
For the year ended March 31, 2025, the iShares Russell 1000 Growth ETF utilized $147,951,050 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the
iShares ETF
Year Ended
03/31/25
Year Ended
03/31/24
Russell 1000
Ordinary income ........................................................................................... $ 440,057,087 $ 433,193,826
Russell 1000 Growth
Ordinary income ........................................................................................... $ 471,421,216 $ 515,727,748
Russell 1000 Value
Ordinary income ........................................................................................... $ 1,130,617,738 $ 1,078,895,276
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Russell 1000 .................................................
$ 8,287,652  $ (1,426,572,884) $ 3,382,948,643  $ 1,964,663,411
Russell 1000 Growth ...........................................
7,548,179  (4,801,497,172) 27,438,322,645  22,644,373,652
Russell 1000 Value ............................................
21,538,968  (4,080,162,482) 7,634,349,156  3,575,725,642
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 1000 ................................................. $ 34,097,229,571  $ 5,778,167,418  $ (2,395,203,012) $ 3,382,964,406
Russell 1000 Growth ........................................... 69,763,557,410  29,139,393,490  (1,701,070,845) 27,438,322,645
Russell 1000 Value ............................................ 54,954,323,086  11,714,723,542  (4,080,319,833) 7,634,403,709

Notes to Financial Statements
(continued)
46
2025
iShares Annual Financial Statements and Additional Information
individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service.  Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
03/31/25
Year Ended
03/31/24
iShares ETF Shares  Amount  Shares  Amount
Russell 1000
Shares sold ............................................... 45,300,000  $ 14,185,179,022  29,650,000  $ 7,392,648,682
Shares redeemed ........................................... (47,100,000) (14,744,095,115) (32,600,000) (8,159,382,554)
(1,800,000) $ (558,916,093) (2,950,000) $ (766,733,872)

Notes to Financial Statements
( continued)
47
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/25
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
Russell 1000 Growth
Shares sold ............................................... 44,900,000  $ 16,855,017,592  37,150,000  $ 10,444,265,895
Shares redeemed ........................................... (42,500,000) (15,930,913,981) (32,550,000) (9,274,846,131)
2,400,000  $ 924,103,611  4,600,000  $ 1,169,419,764
Russell 1000 Value
Shares sold ............................................... 69,550,000  $ 12,939,314,693  76,900,000  $ 12,119,233,829
Shares redeemed ........................................... (53,750,000) (10,006,161,102) (95,450,000) (15,167,786,773)
15,800,000  $ 2,933,153,591  (18,550,000) $ (3,048,552,944)

Report of Independent Registered Public Accounting Firm
48
2025
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31,
2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended
March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares Russell 1000 ETF
    iShares Russell 1000 Growth ETF
    iShares Russell 1000 Value ETF

Important Tax Information
(unaudited)
49
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2025 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2025 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Russell 1000 ........................................................................................................ $ 460,638,708
Russell 1000 Growth .................................................................................................. 613,723,870
Russell 1000 Value ................................................................................................... 1,146,856,453
iShares ETF
Qualified Business
Income
Russell 1000 ........................................................................................................ $ 25,298,310
Russell 1000 Growth .................................................................................................. 12,544,278
Russell 1000 Value ................................................................................................... 78,203,562
iShares ETF
Dividends-Received
Deduction
Russell 1000 ........................................................................................................ 100 .00%
Russell 1000 Growth .................................................................................................. 100 .00
Russell 1000 Value ................................................................................................... 96 .43

Additional Information
50
2025
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Russell 1000
Value ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was
USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares Russell 1000 Value ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors

51
Additional Information
Additional Information
( continued)
under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
52
2025
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares Focused Value Factor ETF | FOVL | NYSE Arca
iShares US Small Cap Value Factor ETF | SVAL | Cboe BZX Exchange

Page
2

Important Tax Information
(unaudited)
................................................................................................. 28
Additional Information .................................................................................................... 29
Glossary of Terms Used in these Financial Statements ................................................................................ 30

iShares
®
Focused Value Factor ETF
Schedule of Investments
March 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  27 .2%
Bank of America Corp. ..................... 12,982 $ 541,739
Bank OZK ............................. 11,982 520,618
Comerica, Inc. ........................... 8,598 507,798
Fifth Third Bancorp ....................... 12,024 471,341
First Hawaiian, Inc. ....................... 22,251 543,815
First Horizon Corp. ........................ 33,170 644,161
FNB Corp. ............................. 36,507 491,019
M&T Bank Corp. ......................... 2,892 516,945
PNC Financial Services Group, Inc. (The) ........ 2,787 489,871
Regions Financial Corp. .................... 22,080 479,798
U.S. Bancorp ........................... 11,265 475,608
5,682,713
a
Capital Markets  —  5 .0%
Janus Henderson Group PLC ................ 13,531 489,146
Northern Trust Corp. ....................... 5,721 564,376
1,053,522
a
Consumer Finance  —  3 .0%
Discover Financial Services .................. 3,672 626,810
a
Diversified Telecommunication Services  —  2 .5%
Verizon Communications, Inc. ................ 11,470 520,279
a
Electric Utilities  —  11 .4%
Entergy Corp. ........................... 7,828 669,216
Evergy, Inc. ............................. 8,307 572,767
OGE Energy Corp. ........................ 12,558 577,166
Pinnacle West Capital Corp. ................. 5,815 553,879
2,373,028
a
Electronic Equipment, Instruments & Components  —  2 .2%
Avnet, Inc. ............................. 9,485 456,134
a
Financial Services  —  4 .5%
MGIC Investment Corp. .................... 20,122 498,623
Voya Financial, Inc. ....................... 6,502 440,576
939,199
a
Food Products  —  3 .9%
Archer-Daniels-Midland Co. .................. 8,623 413,990
Bunge Global SA ......................... 5,331 407,395
821,385
a
Gas Utilities  —  3 .2%
UGI Corp. .............................. 20,589 680,878
a
Independent Power and Renewable Electricity Producers  —  2 .5%
Clearway Energy, Inc. , Class A ................ 18,093 514,927
a
Insurance  —  15 .5%
Axis Capital Holdings Ltd. ................... 6,471 648,653
CNA Financial Corp. ....................... 10,526 534,616
MetLife, Inc. ............................ 6,245 501,411
Principal Financial Group, Inc. ................ 5,997 505,967
RenaissanceRe Holdings Ltd. ................ 1,891 453,840
White Mountains Insurance Group Ltd. .......... 304 585,446
3,229,933
a
Media  —  2 .2%
Comcast Corp. , Class A .................... 12,333 455,088
a
Multi-Utilities  —  2 .4%
Dominion Energy, Inc. ...................... 8,913 499,752
a
Security Shares Value
a
Passenger Airlines  —  2 .7%
Alaska Air Group, Inc.
(a)
..................... 11,394 $ 560,813
a
Pharmaceuticals  —  5 .3%
Perrigo Co. PLC ......................... 19,639 550,677
Royalty Pharma PLC , Class A ................ 18,208 566,815
1,117,492
a
Professional Services  —  2 .7%
Concentrix Corp. ......................... 10,051 559,238
a
Technology Hardware, Storage & Peripherals  —  1 .9%
Hewlett Packard Enterprise Co. ............... 25,177 388,481
a
Textiles, Apparel & Luxury Goods  —  1 .5%
Carter's, Inc. ............................ 7,928 324,255
a
Total Long-Term Investments — 99.6%
(Cost: $ 20,916,564 ) ................................. 20,803,927
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.31%
(b) (c)
............................ 46,732 46,732
a
Total Short-Term Securities — 0.2%
(Cost: $ 46,732 ) .................................... 46,732
Total Investments — 99.8%
(Cost: $ 20,963,296 ) ................................. 20,850,659
Other Assets Less Liabilities — 0 .2% ..................... 36,786
Net Assets — 100.0% ................................. $ 20,887,445
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
March 31, 2025
iShares
®
Focused Value Factor ETF
4
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
.. $ 1,058,182  $ —  $ (1,058,184)
(b)
$ (16) $ 18  $ —  —  $ 759
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 35,635  11,097
(b)
—  —  —  46,732  46,732  2,929  —
$ (16) $ 18
$ 46,732
$ 3,688  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 7 06/20/25 $ 71 $ (1,188)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 1,188 $ — $ — $ — $ 1,188
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (13,766) $ — $ — $ — $ (13,766)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (1,971) $ — $ — $ — $ (1,971)

iShares
®
Focused Value Factor ETF
Schedule of Investments
(continued)
March 31, 2025
5
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 58,532
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 20,803,927  $ —  $ —  $ 20,803,927
Short-Term Securities
Money Market Funds ...................................... 46,732  —  —  46,732
$ 20,850,659  $ —  $ —  $ 20,850,659
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,188) $ —  $ —  $ (1,188)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2025
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 0.8%
Air Transport Services Group, Inc.
(a)
............ 24,919 $ 559,182
Hub Group, Inc., Class A .................... 13,210 491,016
1,050,198
a
Automobile Components  — 1.3%
Dana, Inc. .............................. 35,464 472,735
LCI Industries ........................... 4,418 386,266
Patrick Industries, Inc. ..................... 10,389 878,494
1,737,495
a
Automobiles  — 0.2%
Winnebago Industries, Inc. .................. 8,763 301,973
a
Banks  — 43.4%
1st Source Corp. ......................... 12,351 738,713
Ameris Bancorp .......................... 13,395 771,150
Associated Banc-Corp. ..................... 30,382 684,506
Atlantic Union Bankshares Corp. .............. 33,682 1,048,857
Axos Financial, Inc.
(a)
...................... 13,532 873,085
Banc of California, Inc. ..................... 40,704 577,590
Bank of NT Butterfield & Son Ltd. (The) .......... 19,197 747,147
Banner Corp. ........................... 11,980 763,965
Berkshire Hills Bancorp, Inc. ................. 25,873 675,027
Brookline Bancorp, Inc. ..................... 56,448 615,283
Byline Bancorp, Inc. ....................... 26,375 689,970
Cadence Bank .......................... 22,167 672,990
Capitol Federal Financial, Inc. ................ 108,757 609,039
Cathay General Bancorp .................... 7,422 319,369
Central Pacific Financial Corp. ................ 30,562 826,396
Coastal Financial Corp.
(a)
................... 12,115 1,095,317
Community Trust Bancorp, Inc. ............... 15,174 764,163
ConnectOne Bancorp, Inc. .................. 29,156 708,782
CVB Financial Corp. ....................... 31,307 577,927
Dime Community Bancshares, Inc. ............. 26,044 726,107
Eagle Bancorp, Inc. ....................... 23,812 500,052
Eastern Bankshares, Inc. ................... 82,815 1,358,166
Enterprise Financial Services Corp. ............ 13,863 744,998
FB Financial Corp. ........................ 18,330 849,779
First Bancorp ........................... 18,035 723,925
First BanCorp ........................... 35,034 671,602
First Busey Corp. ......................... 27,053 584,345
First Commonwealth Financial Corp. ............ 39,405 612,354
First Financial Bancorp ..................... 26,016 649,880
First Financial Corp. ....................... 15,375 753,067
First Interstate BancSystem, Inc., Class A ........ 20,849 597,324
First Merchants Corp. ...................... 18,686 755,662
First Mid Bancshares, Inc. ................... 19,572 683,063
Flushing Financial Corp. .................... 39,510 501,777
Fulton Financial Corp. ...................... 41,026 742,160
German American Bancorp, Inc. ............... 19,190 719,625
Glacier Bancorp, Inc. ...................... 18,240 806,573
Hancock Whitney Corp. .................... 14,053 737,080
Hanmi Financial Corp. ..................... 29,508 668,651
Heritage Commerce Corp. ................... 61,390 584,433
Heritage Financial Corp. .................... 29,397 715,229
Hilltop Holdings, Inc. ....................... 18,337 558,362
Home BancShares, Inc. .................... 24,825 701,803
Hope Bancorp, Inc. ....................... 56,976 596,539
Horizon Bancorp, Inc. ...................... 48,674 734,004
Independent Bank Corp. .................... 9,756 611,213
Live Oak Bancshares, Inc. ................... 17,920 477,747
National Bank Holdings Corp., Class A .......... 17,280 661,306
NBT Bancorp, Inc. ........................ 16,227 696,138
Security Shares Value
a
Banks (continued)
Nicolet Bankshares, Inc. .................... 7,450 $ 811,752
Northfield Bancorp, Inc. .................... 55,020 600,268
Northwest Bancshares, Inc. .................. 49,566 595,783
OFG Bancorp ........................... 16,359 654,687
Old National Bancorp ...................... 35,753 757,606
Old Second Bancorp, Inc. ................... 38,198 635,615
Origin Bancorp, Inc. ....................... 18,008 624,337
Pacific Premier Bancorp, Inc. ................. 22,009 469,232
Pathward Financial, Inc. .................... 5,427 395,900
Peapack-Gladstone Financial Corp. ............ 20,273 575,753
Peoples Bancorp, Inc. ..................... 20,486 607,615
Provident Financial Services, Inc. .............. 62,892 1,079,856
QCR Holdings, Inc. ....................... 10,714 764,122
Renasant Corp. .......................... 19,042 646,095
S&T Bancorp, Inc. ........................ 18,683 692,205
Sandy Spring Bancorp, Inc. .................. 24,258 678,011
Seacoast Banking Corp. of Florida ............. 21,809 561,146
Simmons First National Corp., Class A .......... 29,697 609,679
Southside Bancshares, Inc. .................. 17,770 514,619
Stellar Bancorp, Inc. ....................... 24,382 674,406
Texas Capital Bancshares, Inc.
(a)
.............. 8,827 659,377
Tompkins Financial Corp. ................... 10,611 668,281
Towne Bank ............................ 22,671 775,121
TriCo Bancshares ........................ 16,230 648,713
TrustCo Bank Corp. ....................... 18,644 568,269
Trustmark Corp. ......................... 22,039 760,125
UMB Financial Corp. ...................... 18,093 1,829,202
United Bankshares, Inc. .................... 18,802 651,865
Univest Financial Corp. ..................... 29,911 848,276
Valley National Bancorp .................... 60,758 540,139
Veritex Holdings, Inc. ...................... 28,265 705,777
WaFd, Inc. ............................. 20,248 578,688
Washington Trust Bancorp, Inc. ............... 19,703 608,035
Westamerica BanCorp ..................... 11,892 602,092
WSFS Financial Corp. ..................... 13,121 680,586
58,555,473
a
Building Products  — 1.7%
American Woodmark Corp.
(a)
................. 6,861 403,633
Insteel Industries, Inc. ...................... 15,732 413,751
Quanex Building Products Corp. ............... 18,486 343,655
Resideo Technologies, Inc.
(a)
................. 32,909 582,489
UFP Industries, Inc. ....................... 5,079 543,656
2,287,184
a
Chemicals  — 1.1%
AdvanSix, Inc. ........................... 16,752 379,433
Avient Corp. ............................ 14,724 547,144
Core Molding Technologies, Inc.
(a)
.............. 18,209 276,777
LSB Industries, Inc.
(a)(b)
..................... 50,908 335,483
1,538,837
a
Commercial Services & Supplies  — 2.1%
CoreCivic, Inc.
(a)
......................... 46,208 937,560
Interface, Inc. ........................... 52,991 1,051,342
MillerKnoll, Inc. .......................... 21,286 407,414
Steelcase, Inc., Class A .................... 46,565 510,352
2,906,668
a
Consumer Finance  — 1.2%
Green Dot Corp., Class A
(a)
.................. 37,241 314,314
LendingClub Corp.
(a)
....................... 85,220 879,471
PROG Holdings, Inc. ...................... 15,672 416,875
1,610,660
a

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2025
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Consumer Staples Distribution & Retail  — 1.4%
Andersons, Inc. (The) ...................... 10,103 $ 433,722
SpartanNash Co. ......................... 23,650 479,149
United Natural Foods, Inc.
(a)
.................. 36,764 1,006,966
1,919,837
a
Containers & Packaging  — 0.3%
Greif, Inc., Class A, NVS .................... 7,790 428,372
a
Diversified Consumer Services  — 0.9%
Graham Holdings Co., Class B ................ 892 857,087
Perdoceo Education Corp. ................... 15,069 379,438
1,236,525
a
Diversified REITs  — 0.5%
Broadstone Net Lease, Inc. .................. 36,359 619,557
a
Electric Utilities  — 0.5%
ALLETE, Inc. ........................... 9,846 646,882
a
Electrical Equipment  — 0.1%
Atkore, Inc. ............................. 3,477 208,585
a
Electronic Equipment, Instruments & Components  — 0.9%
TTM Technologies, Inc.
(a)
.................... 40,361 827,804
Vishay Intertechnology, Inc. .................. 21,069 334,997
1,162,801
a
Energy Equipment & Services  — 2.8%
Aris Water Solutions, Inc., Class A ............. 52,089 1,668,932
DMC Global, Inc.
(a)
........................ 21,200 178,504
Helmerich & Payne, Inc. .................... 12,305 321,407
Oil States International, Inc.
(a)
................. 62,233 320,500
Patterson-UTI Energy, Inc. .................. 37,484 308,118
Solaris Energy Infrastructure, Inc. .............. 48,766 1,061,148
3,858,609
a
Entertainment  — 0.4%
Marcus Corp. (The) ....................... 33,550 559,950
a
Financial Services  — 3.2%
Banco Latinoamericano de Comercio Exterior SA ... 24,521 897,469
Enact Holdings, Inc. ....................... 19,092 663,447
Essent Group Ltd. ........................ 10,994 634,574
Merchants Bancorp ....................... 18,753 693,861
NMI Holdings, Inc.
(a)
....................... 19,190 691,799
Radian Group, Inc. ........................ 20,703 684,648
4,265,798
a
Food Products  — 1.2%
Cal-Maine Foods, Inc. ...................... 10,736 975,903
Fresh Del Monte Produce, Inc. ................ 20,122 620,361
1,596,264
a
Ground Transportation  — 1.2%
ArcBest Corp. ........................... 5,123 361,581
Covenant Logistics Group, Inc., Class A .......... 23,722 526,629
Heartland Express, Inc. ..................... 35,315 325,604
Werner Enterprises, Inc. .................... 13,319 390,247
1,604,061
a
Health Care Providers & Services  — 0.7%
Fulgent Genetics, Inc.
(a)(b)
................... 19,401 327,877
Pediatrix Medical Group, Inc.
(a)
................ 40,908 592,757
920,634
a
Security Shares Value
a
Hotel & Resort REITs  — 0.6%
Apple Hospitality REIT, Inc. .................. 33,924 $ 437,959
RLJ Lodging Trust ........................ 52,990 418,091
856,050
a
Hotels, Restaurants & Leisure  — 0.2%
Target Hospitality Corp.
(a)
................... 32,712 215,245
a
Household Durables  — 4.0%
Beazer Homes USA, Inc.
(a)
.................. 20,826 424,642
Century Communities, Inc. .................. 7,788 522,575
Ethan Allen Interiors, Inc. ................... 17,400 481,980
KB Home .............................. 11,233 652,862
La-Z-Boy, Inc. ........................... 16,835 658,080
M/I Homes, Inc.
(a)
......................... 6,185 706,203
Meritage Homes Corp. ..................... 8,496 602,197
Taylor Morrison Home Corp.
(a)
................ 12,200 732,488
Tri Pointe Homes, Inc.
(a)(b)
................... 19,011 606,831
5,387,858
a
Insurance  — 4.1%
CNO Financial Group, Inc. ................... 21,906 912,385
Employers Holdings, Inc. .................... 12,630 639,583
Enstar Group Ltd.
(a)(b)
...................... 2,149 714,285
Horace Mann Educators Corp. ................ 17,284 738,545
James River Group Holdings Ltd. .............. 33,796 141,943
SiriusPoint Ltd.
(a)
......................... 36,964 639,108
Stewart Information Services Corp. ............. 11,869 846,853
Universal Insurance Holdings, Inc. ............. 37,079 878,772
5,511,474
a
Leisure Products  — 0.5%
JAKKS Pacific, Inc. ....................... 27,964 689,872
Solo Brands, Inc., Class A
(a)
.................. 101,014 16,950
706,822
a
Machinery  — 1.6%
Commercial Vehicle Group, Inc.
(a)
.............. 67,132 77,202
Mueller Industries, Inc. ..................... 13,833 1,053,244
Titan International, Inc.
(a)
.................... 38,782 325,381
Wabash National Corp. ..................... 24,563 271,421
Worthington Enterprises, Inc. ................. 8,419 421,708
2,148,956
a
Marine Transportation  — 0.5%
Matson, Inc. ............................ 5,859 750,948
a
Media  — 0.8%
Stagwell, Inc., Class A
(a)
.................... 110,841 670,588
Thryv Holdings, Inc.
(a)
...................... 27,638 354,043
1,024,631
a
Metals & Mining  — 2.1%
Alpha Metallurgical Resources, Inc.
(a)
........... 1,997 250,124
Constellium SE
(a)
......................... 28,504 287,605
Metallus, Inc.
(a)
.......................... 23,984 320,426
Ramaco Resources, Inc., Class A .............. 47,204 388,489
Ryerson Holding Corp. ..................... 17,891 410,777
SunCoke Energy, Inc. ...................... 51,257 471,565
Warrior Met Coal, Inc. ...................... 10,184 485,981
Worthington Steel, Inc. ..................... 8,392 212,569
2,827,536
a
Multi-Utilities  — 0.5%
Northwestern Energy Group, Inc. .............. 10,819 626,096
a

Schedule of Investments
(continued)
March 31, 2025
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
8
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Office REITs  — 0.8%
Easterly Government Properties, Inc. ........... 45,517 $ 482,480
JBG SMITH Properties ..................... 35,876 577,963
1,060,443
a
Oil, Gas & Consumable Fuels  — 7.7%
Ardmore Shipping Corp. .................... 39,875 390,376
Berry Corp. ............................. 63,265 203,081
California Resources Corp. .................. 9,294 408,657
CNX Resources Corp.
(a)
.................... 23,022 724,733
Core Natural Resources, Inc. ................. 8,994 693,437
CVR Energy, Inc. ......................... 15,245 295,753
Delek U.S. Holdings, Inc. ................... 18,261 275,193
Dorian LPG Ltd. .......................... 18,119 404,778
Golar LNG Ltd. .......................... 21,428 814,050
Hallador Energy Co.
(a)
...................... 36,083 443,099
HighPeak Energy, Inc.
(b)
.................... 30,841 390,447
International Seaways, Inc. .................. 11,570 384,124
Magnolia Oil & Gas Corp., Class A ............. 22,699 573,377
Murphy Oil Corp. ......................... 11,488 326,259
Northern Oil & Gas, Inc. .................... 12,895 389,816
Par Pacific Holdings, Inc.
(a)
.................. 14,469 206,328
Riley Exploration Permian, Inc. ................ 16,366 477,396
Ring Energy, Inc.
(a)
........................ 266,037 305,943
Scorpio Tankers, Inc. ...................... 9,623 361,632
SM Energy Co. .......................... 13,084 391,866
Talos Energy, Inc.
(a)
....................... 31,576 306,919
Teekay Tankers Ltd., Class A ................. 12,499 478,337
VAALCO Energy, Inc. ...................... 118,523 445,646
World Kinect Corp. ........................ 23,178 657,328
10,348,575
a
Paper & Forest Products  — 0.3%
Clearwater Paper Corp.
(a)
................... 14,365 364,440
a
Passenger Airlines  — 0.8%
SkyWest, Inc.
(a)(b)
......................... 12,395 1,082,951
a
Personal Care Products  — 0.1%
Medifast, Inc.
(a)
.......................... 6,980 94,090
a
Pharmaceuticals  — 0.5%
Innoviva, Inc.
(a)(b)
......................... 40,019 725,544
a
Professional Services  — 1.8%
Heidrick & Struggles International, Inc. .......... 20,777 889,879
Kelly Services, Inc., Class A, NVS ............. 28,622 376,952
Korn Ferry ............................. 10,958 743,281
Resources Connection, Inc. .................. 34,794 227,553
TrueBlue, Inc.
(a)
.......................... 35,363 187,777
2,425,442
a
Real Estate Management & Development  — 0.6%
Forestar Group, Inc.
(a)
...................... 19,257 407,093
RMR Group, Inc. (The), Class A ............... 21,240 353,646
760,739
a
Retail REITs  — 0.6%
Acadia Realty Trust ....................... 36,226 758,935
a
Semiconductors & Semiconductor Equipment  — 0.3%
Alpha & Omega Semiconductor Ltd.
(a)
........... 17,437 433,484
a
Specialty Retail  — 1.7%
American Eagle Outfitters, Inc. ................ 31,349 364,276
Arko Corp. ............................. 72,556 286,596
Asbury Automotive Group, Inc.
(a)
............... 2,262 499,540
Security Shares Value
a
Specialty Retail (continued)
Caleres, Inc. ............................ 18,040 $ 310,829
Monro, Inc. ............................. 18,681 270,314
ODP Corp. (The)
(a)
........................ 11,254 161,270
Signet Jewelers Ltd. ....................... 7,247 420,761
2,313,586
a
Technology Hardware, Storage & Peripherals  — 0.1%
Xerox Holdings Corp. ...................... 33,064 159,699
a
Trading Companies & Distributors  — 1.3%
BlueLinx Holdings, Inc.
(a)
.................... 6,338 475,224
Boise Cascade Co. ....................... 5,035 493,883
GMS, Inc.
(a)
............................. 8,129 594,799
Hudson Technologies, Inc.
(a)
................. 39,066 241,037
1,804,943
a
Total Long-Term Investments — 97.4%
(Cost: $141,132,018) ................................ 131,404,850
a
Short-Term Securities
Money Market Funds  —  3.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.50%
(c)(d)(e)
...................... 1,844,709 1,845,632
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.31%
(c)(d)
............................ 3,416,923 3,416,923
a
Total Short-Term Securities — 3.9%
(Cost: $5,262,178) .................................. 5,262,555
Total Investments — 101.3%
(Cost: $146,394,196) ................................ 136,667,405
Liabilities in Excess of Other Assets — (1.3)% ............... (1,702,649)
Net Assets — 100.0% ................................. $ 134,964,756
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2025
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
  Shares Held
at 03/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ 1,814,047 $ 32,007
(a)
$ — $ (179) $ (243) $ 1,845,632 1,844,709 $ 16,889
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... 364,659 3,052,264
(a)
— — — 3,416,923 3,416,923 236,026 —
$ (179) $ (243)
$ 5,262,555
$ 252,915 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 28 06/20/25 $ 284 $ (3,762)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ........
Monthly
Goldman Sachs Bank USA
(b)
08/19/26
$ 1,093,563 $ 12,394
( c )
$ 1,105,671 0.8%
Monthly
HSBC Bank PLC
(d)
02/09/28
984,701 (117,136)
(e )
1,001,247 0.7
Monthly
JPMorgan Chase Bank NA
(f)
02/09/26
1,070,105 65,499
(g )
1,132,659 0.8
$ (39,243) $ 3,239,577
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $286 of net dividends, receivable for referenced securities and financing fees.
(e)
Amount includes $(133,682) of net dividends, payable for referenced securities and financing fees.
(g)
Amount includes $2,945 of net dividends, receivable for referenced securities and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

Schedule of Investments
(continued)
March 31, 2025
iShares
®
US Small Cap Value Factor ETF
10
2025
iShares Annual Financial Statements and Additional Information
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman
Sachs Bank USA as of period end, termination date August 19, 2026 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp. ............ 975 $ 30,361 2.7%
Cadence Bank ........................ 507 15,393 1.4
Cathay General Bancorp .................. 939 40,405 3.7
First BanCorp ......................... 115 2,205 0.2
First Financial Bancorp ................... 452 11,291 1.0
Fulton Financial Corp. .................... 1,173 21,220 1.9
Heritage Financial Corp. .................. 1,936 47,103 4.3
Northwest Bancshares, Inc. ................ 665 7,993 0.7
Pathward Financial, Inc. .................. 1,477 107,747 9.7
Preferred Bank ........................ 5,050 422,483 38.2
Renasant Corp. ........................ 43 1,459 0.1
Southside Bancshares, Inc. ................ 93 2,693 0.2
Veritex Holdings, Inc. .................... 71 1,773 0.2
Westamerica BanCorp ................... 100 5,063 0.5
WSFS Financial Corp. ................... 33 1,712 0.2
718,901
Diversified Consumer Services
Perdoceo Education Corp. ................. 14,958 376,642 34.1
a
Insurance
Employers Holdings, Inc. .................. 200 10,128 0.9
a
Total Reference Entity — Long
1,105,671
Net Value of Reference Entity — Goldman Sachs Bank USA
$ 1,105,671
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 9, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp. ............ 1,097 $ 34,161 3.4%
Axos Financial, Inc. ..................... 63 4,065 0.4
Banc of California, Inc. ................... 1,295 18,376 1.8
Banner Corp. ......................... 56 3,571 0.4
Berkshire Hills Bancorp, Inc. ............... 54 1,409 0.1
Cadence Bank ........................ 112 3,400 0.3
Cathay General Bancorp .................. 5,486 236,063 23.6
Central Pacific Financial Corp. .............. 142 3,840 0.4
Eagle Bancorp, Inc. ..................... 125 2,625 0.3
First Bancorp ......................... 85 3,412 0.3
First BanCorp ......................... 175 3,355 0.3
First Commonwealth Financial Corp. .......... 194 3,015 0.3
First Financial Bancorp ................... 55 1,374 0.1
Flushing Financial Corp. .................. 106 1,346 0.1
Fulton Financial Corp. .................... 728 13,169 1.3
Hanmi Financial Corp. ................... 145 3,286 0.3
Heritage Financial Corp. .................. 540 13,138 1.3
Shares Value
% of
Basket
Value
Banks (continued)
Hope Bancorp, Inc. ..................... 275 $ 2,879 0.3%
Independent Bank Corp. .................. 48 3,007 0.3
NBT Bancorp, Inc. ...................... 34 1,459 0.2
Northwest Bancshares, Inc. ................ 594 7,140 0.7
OFG Bancorp ......................... 78 3,122 0.3
Pacific Premier Bancorp, Inc. ............... 123 2,622 0.3
Pathward Financial, Inc. .................. 4,375 319,156 31.9
Preferred Bank ........................ 3,301 276,162 27.6
Renasant Corp. ........................ 90 3,054 0.3
S&T Bancorp, Inc. ...................... 87 3,223 0.3
Seacoast Banking Corp. of Florida ........... 112 2,882 0.3
Simmons First National Corp., Class A ........ 67 1,375 0.1
TrustCo Bank Corp. ..................... 93 2,835 0.3
Trustmark Corp. ....................... 108 3,725 0.4
Veritex Holdings, Inc. .................... 60 1,498 0.2
WaFd, Inc. ........................... 48 1,372 0.1
Westamerica BanCorp ................... 31 1,569 0.2
WSFS Financial Corp. ................... 65 3,371 0.3
990,056
Building Products
Insteel Industries, Inc. .................... 50 1,315 0.1
a
Diversified Consumer Services
Perdoceo Education Corp ................. 62 1,561 0.2
a
Insurance
Employers Holdings, Inc. .................. 60 3,038 0.3
Horace Mann Educators Corp. .............. 81 3,461 0.4
SiriusPoint Ltd. ........................ 105 1,816 0.2
8,315
Total Reference Entity — Long
1,001,247
Net Value of Reference Entity — HSBC Bank PLC ........
$ 1,001,247
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase
Bank NA as of period end, termination date February 9, 2026 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp ........................ 146 $ 8,405 0.7%
Atlantic Union Bankshares Corp. ............ 806 25,099 2.2
Axos Financial, Inc. ..................... 136 8,775 0.8
Banner Corp. ......................... 230 14,667 1.3
Brookline Bancorp, Inc. ................... 621 6,769 0.6
Cadence Bank ........................ 1,712 51,976 4.6
Cathay General Bancorp .................. 1,109 47,720 4.2
Central Pacific Financial Corp. .............. 462 12,492 1.1
Eagle Bancorp, Inc. ..................... 313 6,573 0.6
First Bancorp ......................... 354 14,209 1.3
First BanCorp ......................... 3,297 63,203 5.6
First Commonwealth Financial Corp. .......... 2,977 46,263 4.1
Hanmi Financial Corp. ................... 2,377 53,863 4.8
Hope Bancorp, Inc., Class A ............... 1,497 15,674 1.4
Independent Bank Corp. .................. 786 49,243 4.3
National Bank Holdings Corp., Class A ........ 188 7,195 0.6

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2025
11
Schedule of Investments
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Shares Value
% of
Basket
Value
Banks (continued)
NBT Bancorp, Inc. ...................... 143 $ 6,135 0.5%
OFG Bancorp ......................... 972 38,899 3.4
Pacific Premier Bancorp, Inc. ............... 1,773 37,800 3.3
Provident Financial Services, Inc. ............ 5,375 92,289 8.2
Renasant Corp. ........................ 674 22,869 2.0
S&T Bancorp, Inc., Class A ................ 427 15,820 1.4
Seacoast Banking Corp. of Florida ........... 1,756 45,182 4.0
Simmons First National Corp., Class A ........ 891 18,292 1.6
Southside Bancshares, Inc. ................ 260 7,530 0.7
TrustCo Bank Corp. ..................... 318 9,693 0.9
Trustmark Corp. ....................... 1,776 61,254 5.4
Veritex Holdings, Inc. .................... 565 14,108 1.2
Shares Value
% of
Basket
Value
Banks (continued)
WSFS Financial Corp. ................... 1,023 $ 53,063 4.7%
855,060
Building Products
Insteel Industries, Inc. .................... 250 6,575 0.6
a
Diversified Consumer Services
Perdoceo Education Corp. ................. 311 7,831 0.7
a
Insurance
Employers Holdings, Inc. .................. 124 6,280 0.6
Horace Mann Educators Corp. .............. 329 14,058 1.2
SiriusPoint Ltd. ........................ 14,046 242,855 21.4
263,193
Total Reference Entity — Long
1,132,659
Net Value of Reference Entity — JPMorgan Chase Bank NA .
$ 1,132,659
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ 77,893 $ (117,136)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid .. $ — $ — $ 77,893 $ — $ — $ — $ 77,893
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 3,762 $ — $ — $ — $ 3,762
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received — — 117,136 — — — 117,136
$ — $ — $ 120,898 $ — $ — $ — $ 120,898
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (58,163) $ — $ — $ — $ (58,163)
Swaps ......................................... — — (1,146,799) — — — (1,146,799)
$ — $ — $ (1,204,962) $ — $ — $ — $ (1,204,962)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (7,825) $ — $ — $ — $ (7,825)
Swaps ......................................... — — (70,690) — — — (70,690)
$ —
$ — $ (78,515) $ — $ — $ — $ (78,515)

Schedule of Investments
(continued)
March 31, 2025
iShares
®
US Small Cap Value Factor ETF
12
2025
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 329,233
Total return swaps
Average notional amount ............................................................................................... $ 5,297,307
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ................................................................................. $ — $ 1,128
Swaps — OTC
(a)
................................................................................. 77,893 117,136
Total derivative assets and liabilities in the Statements of Assets and Liabilities ......................................... $ 77,893 $ 118,264
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ......................................
— (1,128)
Total derivative assets and liabilities subject to an MNA ......................................................... $ 77,893 $ 117,136
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
Goldman Sachs Bank USA .............................. $ 12,394 $ – $ – $ – $ 12,394
JPMorgan Chase Bank NA .............................. 65,499 – – – 65,499
$ 77,893 $ – $ – $ – $ 77,893
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d)
HSBC Bank PLC ..................................... $ 117,136 $ – $ – $ – $ 117,136
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 131,404,850 $ — $ — $ 131,404,850
Short-Term Securities
Money Market Funds ..................................... 5,262,555 — — 5,262,555
$ 136,667,405 $ — $ — $ 136,667,405

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2025
13
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts .......................................... $ — $ 77,893 $ — $ 77,893
Liabilities
Equity Contracts .......................................... (3,762) (117,136) — (120,898)
$ (3,762) $ (39,243) $ — $ (43,005)
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

14
2025
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
March 31, 2025
See notes to financial statements.
iShares
Focused Value
Factor ETF
iShares
US Small Cap Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 20,803,927  $ 131,404,850
Investments, at value — affiliated
(c)
....................................................................... 46,732  5,262,555
Cash ........................................................................................... 761  27,314
Cash pledged:
Futures contracts ................................................................................. 7,000  20,000
Receivables:
Securities lending income — affiliated ................................................................... 10  1,022
Dividends — unaffiliated ............................................................................ 47,112  145,449
Dividends — affiliated .............................................................................. 208  14,227
Unrealized appreciation on:
OTC swaps ..................................................................................... —  77,893
Total assets ......................................................................................
20,905,750  136,953,310
LIABILITIES
Collateral on securities loaned .......................................................................... —  1,845,315
Payables:
Investments purchased ............................................................................. —  1,758
Capital shares redeemed ............................................................................ 13,411  —
Investment advisory fees ............................................................................ 4,544  23,217
Variation margin on futures contracts .................................................................... 350  1,128
Unrealized depreciation on:
OTC swaps ..................................................................................... —  117,136
Total liabilities .....................................................................................
18,305  1,988,554
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 20,887,445  $ 134,964,756
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 24,690,520  $ 158,201,838
Accumulated loss .................................................................................. (3,803,075) (23,237,082)
NET ASSETS .....................................................................................
$ 20,887,445  $ 134,964,756
NET ASSET VALUE
Shares outstanding ................................................................................. 300,000  4,500,000
Net asset value .................................................................................... $ 69.62  $ 29.99
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ —  $ 1,798,557
(b)
Investments, at cost — unaffiliated ..................................................................... $ 20,916,564  $ 141,132,018
(c)
Investments, at cost — affiliated ....................................................................... $ 46,732  $ 5,262,178

15
Statements of Operations
Statements of Operations
Year Ended March 31, 2025
See notes to financial statements.
iShares
Focused Value
Factor ETF
iShares
US Small Cap Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 626,210  $ 3,008,221
Dividends — affiliated .............................................................................. 2,929  236,026
Interest — unaffiliated .............................................................................. 59  2,407
Securities lending income — affiliated — net ............................................................... 759  16,889
Foreign taxes withheld ............................................................................. —  (4,818)
Total investment income ..............................................................................
629,957  3,258,725
EXPENSES
Investment advisory ............................................................................... 56,231  241,658
Interest expense ................................................................................. 68  267
Total expenses .................................................................................... 56,299  241,925
Net investment income ...............................................................................
573,658  3,016,800
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... 1,249,045  439,915
Investments — affiliated ........................................................................... (16) (179)
Futures contracts ............................................................................... (13,766) (58,163)
In-kind redemptions — unaffiliated
(a)
................................................................... 3,265,258  2,507,303
Swaps   ...................................................................................... —  (1,146,799)
4,500,521  1,742,077
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (3,266,155) (13,607,554)
Investments — affiliated ........................................................................... 18  (243)
Futures contracts ............................................................................... (1,971) (7,825)
Swaps   ...................................................................................... —  (70,690)
(3,268,108) (13,686,312)
Net realized and unrealized gain (loss) ....................................................................
1,232,413  (11,944,235)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................................
$ 1,806,071  $ (8,927,435)
(a)
See Note 2 of the Notes to Financial Statements.

16
2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Focused Value Factor ETF
iShares
US Small Cap Value Factor ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/25
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 573,658  $ 437,208  $ 3,016,800  $ 2,126,849
Net realized gain (loss) ......................................... 4,500,521  372,404  1,742,077  (6,205,884)
Net change in unrealized appreciation (depreciation) ..................... (3,268,108) 3,590,083  (13,686,312) 16,659,888
Net increase (decrease) in net assets resulting from operations ................
1,806,071  4,399,695  (8,927,435) 12,580,853
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(570,468) (461,642) (1,552,574) (1,971,570)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
734,113  (5,174,503) 68,839,241  (31,134,095)
NET ASSETS
Total increase (decrease) in net assets ................................ 1,969,716  (1,236,450) 58,359,232  (20,524,812)
Beginning of year ...............................................
18,917,729  20,154,179  76,605,524  97,130,336
End of year ...................................................
$ 20,887,445  $ 18,917,729  $ 134,964,756  $ 76,605,524
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

17
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Focused Value Factor ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of year ..........................
$ 63.06  $ 50.39  $ 58.49  $ 53.34  $ 30.23
Net investment income
(a)
................................ 1 .70  1 .29  1 .54  1 .71  1 .23
Net realized and unrealized gain (loss)
(b)
......................
6 .62  12.81  ( 8 .03 ) 5 .25  23.04
Net increase (decrease) from investment operations ...............
8 .32  14.10  ( 6 .49 ) 6 .96  24.27
Distributions from net investment income
(c)
...................... ( 1 .76 ) ( 1 .43 ) ( 1 .61 ) ( 1 .81 ) ( 1 .16 )
Net asset value, end of year ..............................
$ 69.62  $ 63.06  $ 50.39  $ 58.49  $ 53.34
Total Return
(d)
– – – – –
Based on net asset value .................................
13.34% 28.44% (11.02) % 13.20% 81.85%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ...................................
2 .55% 2 .40% 2 .94% 3 .01% 3 .20%
Supplemental Data
Net assets, end of year (000) ...............................
$ 20,887  $ 18,918  $ 20,154  $ 35,096  $ 40,003
Portfolio turnover rate
(f)
...................................
83% 80% 133% 138% 70%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

18
2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares US Small Cap Value Factor ETF
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Period From
10/27/20
(a)
to 03/31/21
Net asset value, beginning of period ......................
$ 30.64  $ 26.61  $ 30.68  $ 30.56  $ 19.56
Net investment income
(b)
.............................. 0 .79  0 .70  0 .68  0 .57  0 .20
Net realized and unrealized gain (loss)
(c)
....................
( 1 .00 ) 4 .01  ( 4 .03 ) 0 .28  10.94
Net increase (decrease) from investment operations .............
( 0 .21 ) 4 .71  ( 3 .35 ) 0 .85  11.14
Distributions from net investment income
(d)
.................... ( 0 .44 ) ( 0 .68 ) ( 0 .72 ) ( 0 .73 ) ( 0 .14 )
Net asset value, end of period ...........................
$ 29.99  $ 30.64  $ 26.61  $ 30.68  $ 30.56
Total Return
(e)
– – – – –
Based on net asset value ...............................
( 0 .67 ) % 17.93% (10.95) % 2 .79% 57.05%
(f)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses ......................................
0 .20% 0 .22% 0 .30% 0 .30% 0 .30%
(h)
Total expenses after fees waived ..........................
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
(h)
Net investment income .................................
2 .50% 2 .54% 2 .39% 1 .84% 1 .74%
(h)
Supplemental Data
Net assets, end of period (000) ...........................
$ 134,965  $ 76,606  $ 97,130  $ 179,498  $ 113,060
Portfolio turnover rate
(i)
.................................
8% 55% 71% 13% 14%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
19
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
iShares ETF
Diversification
Classification
Focused Value Factor .................................................................................................. Diversified
US Small Cap Value Factor .............................................................................................. Diversified

Notes to Financial Statements
(continued)
20
2025
iShares Annual Financial Statements and Additional Information
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
( continued)
21
Notes to Financial Statements
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
US Small Cap Value Factor
Barclays Bank PLC ........................................... $ 73,524  $ (73,524) $ —  $ —
Goldman Sachs & Co. LLC ..................................... 6,203  (6,203) —  —
J.P. Morgan Securities LLC ..................................... 257,009  (257,009) —  —
Scotia Capital (USA), Inc. ...................................... 14,123  (14,123) —  —
Virtu Americas LLC ........................................... 744,139  (744,139) —  —
Wells Fargo Securities LLC ..................................... 703,559  (703,559) —  —
$ 1,798,557  $ (1,798,557)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
22
2025
iShares Annual Financial Statements and Additional Information
Total return swaps are entered into by the iShares US Small Cap Value Factor ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF Investment Advisory Fees
Focused Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
US Small Cap Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20

Notes to Financial Statements
( continued)
23
Notes to Financial Statements
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended March 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
Focused Value Factor ................................................................................................. $ 323
US Small Cap Value Factor ............................................................................................. 4,672
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Focused Value Factor ................................................................
$ 124,997 $ 3,511,483 $ 120,181
US Small Cap Value Factor ............................................................
331,967 719,602 128,629

Notes to Financial Statements
(continued)
24
2025
iShares Annual Financial Statements and Additional Information
7. Purchases and Sales
For the year ended March 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
For the year ended March 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
iShares ETF Purchases Sales
Focused Value Factor ............................................................................... $ 19,061,096  $ 18,742,168
US Small Cap Value Factor ........................................................................... 24,486,238  9,865,679
iShares ETF In-kind Purchases In-kind Sales
Focused Value Factor ............................................................................... $ 31,733,073  $ 31,286,186
US Small Cap Value Factor ........................................................................... 69,813,153  17,775,834
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Focused Value Factor ................................................................................. $ 3,262,181 $ (3,262,181)
US Small Cap Value Factor ............................................................................. 2,501,896 (2,501,896)
iShares ETF
Year Ended
03/31/25
Year Ended
03/31/24
Focused Value Factor
Ordinary income ........................................................................................... $ 570,468 $ 461,642
US Small Cap Value Factor
Ordinary income ........................................................................................... $ 1,552,574 $ 1,971,570
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Focused Value Factor ...............................................
$ 44,176 $ (3,674,651) $ (172,600) $ (3,803,075)
US Small Cap Value Factor ...........................................
565,851 (13,567,020) (10,235,913) (23,237,082)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the accounting for swap agreements.
iShares ETF Utilized
Focused Value Factor .................................................................................................. $ 1,252,705
US Small Cap Value Factor .............................................................................................. 697,175

Notes to Financial Statements
( continued)
25
Notes to Financial Statements
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Focused Value Factor ........................................... $ 21,023,259  $ 984,712  $ (1,157,312) $ (172,600)
US Small Cap Value Factor ....................................... 146,903,318  9,427,673  (19,663,586) (10,235,913)

Notes to Financial Statements
(continued)
26
2025
iShares Annual Financial Statements and Additional Information
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/25
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
Focused Value Factor
Shares sold ............................................... 500,000  $ 32,455,681  —  $ —
Shares redeemed ........................................... (500,000) (31,721,568) (100,000) (5,174,503)
—  $ 734,113  (100,000) $ (5,174,503)
US Small Cap Value Factor
Shares sold ............................................... 2,750,000  $ 91,804,488  550,000  $ 16,129,500
Shares redeemed ........................................... (750,000) (22,965,247) (1,700,000) (47,263,595)
2,000,000  $ 68,839,241  (1,150,000) $ (31,134,095)

Report of Independent Registered Public Accounting Firm
27
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares Focused Value Factor ETF
    iShares US Small Cap Value Factor ETF

Important Tax Information
(unaudited)
28
2025
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2025 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2025 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Focused Value Factor .................................................................................................. $ 559,173
US Small Cap Value Factor .............................................................................................. 2,577,167
iShares ETF
Qualified Business
Income
Focused Value Factor .................................................................................................. $ 11,678
US Small Cap Value Factor .............................................................................................. 115,004
iShares ETF
Dividends-Received
Deduction
Focused Value Factor .................................................................................................. 85 .90%
US Small Cap Value Factor .............................................................................................. 100 .00

Additional Information
29
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
30
2025
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: May 22, 2025

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: May 22, 2025